SEC. File Nos. 002- 50700

811-02444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 93

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 74

THE BOND FUND OF AMERICA

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code:

(213) 486-9200

Courtney R. Taylor, Secretary

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing become effective on March 1, 2024, pursuant to paragraph (b) of Rule 485.

The Bond Fund of America® Prospectus March 1, 2024

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1
	ABNDX	BFACX	TBFFX	BFAFX	ABNFX	BFFAX	CFAAX	CFACX	CFAEX	TFBFX	CFAFX
Class	529-F-2	529-F-3	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	FFBOX	FBOFX	RBFAX	RBFBX	RBEBX	RBFCX	RBFEX	RBFHX	RBFFX	RBFGX

Table of contents

Investment objective	1
Fees and expenses of the fund	1
Principal investment strategies	3
Principal risks	4
Investment results	8
Management	10
Purchase and sale of fund shares	10
Tax information	10
Payments to broker-dealers and other financial intermediaries	10
Investment objective, strategies and risks	11
Management and organization	20
Shareholder information	22
Purchase, exchange and sale of shares	23
How to sell shares	29
Distributions and taxes	33
Choosing a share class	34
Sales charges	35
Sales charge reductions and waivers	39
Rollovers from retirement plans to IRAs	46
Plans of distribution	47
Other compensation to dealers	48
Fund expenses	50
Financial highlights	52
Appendix	58

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objective The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 39 of the prospectus and on page 85 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	3.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.25	0.99	0.25	0.25	none	none	0.24
Other expenses	0.17	0.17	0.16[2]	0.20	0.15	0.04	0.22
Total annual fund operating expenses	0.62	1.36	0.61	0.65	0.35	0.24	0.66

Share class:	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	1.00	0.50	0.25	0.25	none	none	1.00
Other expenses	0.22	0.14	0.21[2]	0.26	0.15[2]	0.10	0.13
Total annual fund operating expenses	1.42	0.84	0.66	0.71	0.35	0.30	1.33

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.75	0.60	0.50	0.25	none	none	none
Other expenses	0.38	0.24	0.19	0.14	0.19	0.09	0.04
Total annual fund operating expenses	1.33	1.04	0.89	0.59	0.39	0.29	0.24

1 A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $500,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

1     The Bond Fund of America / Prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2 or 529-F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	R-1
1 year	$436	$238	$311	$66	$36	$25	$415	$245	$86	$316	$73	$36	$31	$135
3 years	566	431	440	208	113	77	554	449	268	456	227	113	97	421
5 years	708	745	582	362	197	135	705	776	466	609	395	197	169	729
10 years	1,120	1,432	993	810	443	306	1,144	1,215	1,037	1,052	883	443	381	1,601

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$135	$106	$91	$60	$40	$30	$25		1 year	$138	$145
3 years	421	331	284	189	125	93	77		3 years	431	449
5 years	729	574	493	329	219	163	135		5 years	745	776
10 years	1,601	1,271	1,096	738	493	368	306		10 years	1,432	1,215

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 466% of the average value of its portfolio.

The Bond Fund of America / Prospectus     2

Principal investment strategies The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The fund invests at least 60% of its assets in debt securities (excluding derivatives) rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, and in U.S. government securities, money market instruments, cash or cash equivalents.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund may invest up to 5% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

3     The Bond Fund of America / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker,

The Bond Fund of America / Prospectus     4

and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and

5     The Bond Fund of America / Prospectus

reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the

The Bond Fund of America / Prospectus     6

economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

7     The Bond Fund of America / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The Lipper Core Bond Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Prior to October 30, 2020, certain fees, such as 12b-1 fees, were not charged on Class 529-F-1 shares. If these expenses had been deducted, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The Bond Fund of America / Prospectus     8

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/4/2008	4.98%	1.86%	2.21%	2.89%
− After taxes on distributions		3.32	0.44	1.01	N/A
− After taxes on distributions and sale of fund shares		2.91	0.90	1.21	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	5/28/1974	0.80%	0.83%	1.57%	6.70%
C	3/15/2001	2.93	0.85	1.32	3.04
F-1	3/15/2001	4.67	1.57	1.92	3.30
F-3	1/27/2017	5.09	1.97	N/A	1.92
529-A (with maximum sales charge)	2/15/2002	1.02	0.83	1.52	3.05
529-C	2/19/2002	2.87	0.80	1.50	3.03
529-E	3/7/2002	4.46	1.37	1.68	2.97
529-F-1	9/26/2002	4.87	1.77	2.11	3.47
529-F-2	10/30/2020	5.00	N/A	N/A	–2.27
529-F-3	10/30/2020	5.03	N/A	N/A	–2.23
R-1	6/11/2002	3.96	0.86	1.19	2.48
R-2	5/31/2002	3.95	0.86	1.20	2.46
R-2E	8/29/2014	4.26	1.16	N/A	1.15
R-3	6/4/2002	4.42	1.31	1.65	2.91
R-4	5/20/2002	4.73	1.62	1.96	3.26
R-5E	11/20/2015	4.94	1.83	N/A	1.88
R-5	5/15/2002	5.04	1.92	2.26	3.58
R-6	5/1/2009	5.09	1.97	2.32	3.70

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.53%	1.10%	1.81%	2.88%
Lipper Core Bond Funds Average (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.84	1.24	1.73	6.57
Class F-2 annualized 30-day yield at December 31, 2023: 4.61% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

9     The Bond Fund of America / Prospectus

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Pramod Atluri President	8 years	Partner – Capital Fixed Income Investors
David J. Betanzos Senior Vice President	8 years	Partner – Capital Fixed Income Investors
David A. Hoag Senior Vice President	15 years	Partner – Capital Fixed Income Investors
Fergus N. MacDonald Senior Vice President	9 years	Partner – Capital Fixed Income Investors
Chitrang Purani Vice President	1 year	Vice President – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is normally $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

The Bond Fund of America / Prospectus     10

Investment objective, strategies and risks The fund’s investment objective is to provide as high a level of current income as is consistent with the preservation of capital. While it has no present intention to do so, the fund’s board may change the fund’s investment objective without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives. The fund invests at least 60% of its assets in debt securities (excluding derivatives) rated A3 or better or A- or better by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser, and in U.S. government securities, money market instruments, cash or cash equivalents.

The fund may invest in debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. The fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

The fund may invest in futures contracts and swaps, which are types of derivatives. A derivative is a financial contract, the value of which is based on the value of an underlying financial asset (such as a stock, bond or currency), a reference rate or a market index.

The fund may invest in futures contracts and interest rate swaps in order to seek to manage the fund’s sensitivity to interest rates, and in credit default swap indices, or CDSI, in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A futures contract is a standardized exchange-traded agreement to buy or sell a specific quantity of an underlying asset, rate or index at an agreed-upon price at a stipulated future date. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in one or more interest rates, one of which is typically fixed and the other of which is typically a floating rate based on a designated short-term interest rate, such as the Secured Overnight Financing Rate, prime rate or other benchmark. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party – the protection buyer – is obligated to pay the other party – the protection seller – a stream of periodic payments over the term of the contract, provided generally that no credit event on an underlying reference obligation has occurred. If such a credit event has occurred, the protection seller must pay the protection buyer the loss on those credits.

The fund may also enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts to protect against changes in currency

11     The Bond Fund of America / Prospectus

exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an agreement to purchase or sell a specific currency at a future date at a fixed price.

The fund may invest up to 5% of its assets in debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the fund’s investment adviser, or in debt securities that are unrated but determined to be of equivalent quality by the fund’s investment adviser. Securities rated Ba1 or below and BB+ or below are sometimes referred to as “junk bonds.”

The fund may hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental research, which may include analysis of credit quality, general economic conditions and various quantitative measures and, in the case of corporate obligations, meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues

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(e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

13     The Bond Fund of America / Prospectus

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks, as well as additional risks associated with the assets underlying those securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

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Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to

15     The Bond Fund of America / Prospectus

changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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The following are additional risks associated with investing in the fund.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDSI, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to

17     The Bond Fund of America / Prospectus

each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSI, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.

Currency transactions — In addition to the risks generally associated with investing in derivative instruments, the use of forward currency contracts involves the risk that currency movements will not be accurately predicted by the investment adviser, which could result in losses to the fund. While entering into forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Additionally, the adviser may use forward currency contracts to increase exposure to a certain currency or to shift exposure to currency fluctuations from one country to another. Forward currency contracts may expose the fund to potential gains and losses in excess of the initial amount invested.

Portfolio turnover — The fund may engage in frequent and active trading of its portfolio securities. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads, brokerage commissions and other transaction costs on the sale of securities and on reinvestment in other securities. The sale of portfolio securities may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored. These costs and tax effects may adversely affect the fund’s returns to shareholders. The fund’s portfolio turnover rate may vary from year to year, as well as within a year.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs

The Bond Fund of America / Prospectus     18

associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Large shareholder transactions risk — The fund may experience adverse effects when shareholders purchase or redeem, individually or in the aggregate, large amounts of shares of the fund. Such large shareholder redemptions may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. These risks are heightened when the fund is small.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with a broad measure of market results. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Core Bond Funds Average is composed of funds that invest at least 85% of their net assets in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for the fund is available on our website at capitalgroup.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

19     The Bond Fund of America / Prospectus

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” The management fee is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s semi-annual report to shareholders for the period ended June 30, 2023.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio

The Bond Fund of America / Prospectus     20

managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Pramod Atluri	Investment professional for 26 years in total; 8 years with Capital Research and Management Company or affiliate	8 years	Serves as a fixed income portfolio manager
David J. Betanzos	Investment professional for 24 years in total; 22 years with Capital Research and Management Company or affiliate	8 years	Serves as a fixed income portfolio manager
David A. Hoag	Investment professional for 36 years in total; 33 years with Capital Research and Management Company or affiliate	15 years	Serves as a fixed income portfolio manager
Fergus N. MacDonald	Investment professional for 32 years in total; 20 years with Capital Research and Management Company or affiliate	9 years (plus 11 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Chitrang Purani	Investment professional for 20 years in total; 2 years with Capital Research and Management Company or affiliate	1 year	Serves as a fixed income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

21     The Bond Fund of America / Prospectus

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial professional or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ prior written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

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Unless otherwise noted or unless the context requires otherwise, references on the following pages to (i) Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares, (ii) Class F shares refer to Class F-1, F-2 and F-3 shares and (iii) Class R shares refer to Class R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6 shares.

Purchase, exchange and sale of shares The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares (or, if you are investing through a financial intermediary who offers only Class T shares, in Class T shares) of American Funds® U.S. Government Money Market Fund on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made. If you only have one open fund, the money will be invested into such fund on the day received if the investment is otherwise in good order.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

23     The Bond Fund of America / Prospectus

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services due to the lack of market quotations. Futures contracts are valued primarily on the basis of settlement prices. The fund’s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations are not readily available, including procedures to determine the representativeness of third-party vendor prices, or in the event market quotations or third-party vendor prices are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures will be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Automatic conversion of Class C and Class 529-C shares Class C shares automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares automatically convert to Class 529-A shares, in the month of the 5-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to Class A shares or your Class 529-C shares to Class 529-A shares at the anniversary date described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special

The Bond Fund of America / Prospectus     24

agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-2, F-3, 529-F-2 and 529-F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2, F-3, 529-F-2 or 529-F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

In addition, upon approval by an officer of the fund’s investment adviser, Class F-3 shares (but not Class 529-F-3 shares) are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions and corporations. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by Capital Research and Management Company. You may open this type of account and purchase Class 529 shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee. These fees are waived until further notice.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by Capital Research and Management Company. Class 529-A, 529-C, 529-T and 529-F shares are structured similarly to the corresponding Class A, C, T and F shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans for which plan level or omnibus accounts are held on the books of the fund. Class R-5E, R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. Class R-3 and Class R-5E shares are available through the American Funds SIMPLE IRA Plus Program and other similar programs. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies and collective investment trusts approved by the fund’s investment adviser or distributor. Except as otherwise provided in this prospectus,

25     The Bond Fund of America / Prospectus

Class R shares are generally not available for purchase to retail nonretirement accounts; traditional and Roth individual retirement accounts (IRAs); Coverdell Education Savings Accounts; SEPs, SARSEPs and SIMPLE IRAs held in brokerage accounts; and 529 college savings plans. Class R-6 shares are available to employer-sponsored SEPs, SARSEPs and SIMPLE IRAs held in fee-based programs that are serviced through retirement plan recordkeepers.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs. These programs are proprietary recordkeeping solutions for small retirement plans.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in American Funds Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in American Funds Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

The Bond Fund of America / Prospectus     26

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. Minimums are currently waived for purchases of Class F-2 and F-3 shares held under fee-based programs. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E, 529-T and 529-F shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

27     The Bond Fund of America / Prospectus

Exchange Except for Class T shares or as otherwise described in this prospectus, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C, T or F shares of any American Fund (other than American Funds U.S. Government Money Market Fund, as described below) may be exchanged for the corresponding 529 share class without a sales charge. Exchanges from Class A, C, T or F shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial professional before making such an exchange.

Except as indicated above, Class T shares are not eligible for exchange privileges. Accordingly, an exchange of your Class T shares for Class T shares of any other American Funds will normally be subject to any applicable sales charges.

Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of other American Funds will be subject to the appropriate sales charge applicable to the other fund, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions. For purposes of computing the contingent deferred sales charge on Class C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

The Bond Fund of America / Prospectus     28

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $125,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

· Redemptions by telephone, fax or the Internet (capitalgroup.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The fund typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions by monitoring the fund’s portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the fund’s custodian bank, borrowing from a line of

29     The Bond Fund of America / Prospectus

credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

The Bond Fund of America / Prospectus     30

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· transactions in Class 529 shares;

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the

31     The Bond Fund of America / Prospectus

shareholder account is able to identify the transaction as one of these types of transactions; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in American Funds.

The Bond Fund of America / Prospectus     32

Distributions and taxes

Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company. In the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital.

Capital gains, if any, are usually distributed in December and June. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. If you are an individual and meet certain holding period requirements with respect to your fund shares, you may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to you. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Returns of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost basis is zero, returns of capital distributions are treated as capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

33     The Bond Fund of America / Prospectus

Choosing a share class The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The different fee structures allow the investor to choose how to pay for advisory platform expenses. Class R shares offer different levels of 12b-1 and recordkeeping fees so that a plan can choose the class that best meets the cost associated with obtaining investment related services and participant level recordkeeping for the plan. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares (or, if you are investing through a financial intermediary who offers only Class T and 529-T shares, your investment will be made in Class T or Class 529-T shares, as applicable).

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A or Class T or 529-T shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you want or need the flexibility to effect exchanges among American Funds without the imposition of a sales charge (for example, while Class A shares offer such exchange privileges, Class T shares do not);

· whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-C shares to cover higher education expenses); and

· availability of share classes:

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F and 529-F shares are available, as applicable, (i) to fee-based programs of investment dealers that have special agreements with the fund’s distributor, (ii) to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F and 529-F shares to self-directed investment brokerage accounts that may charge a transaction fee, (iii) to certain registered investment advisors and (iv) to other intermediaries approved by the fund’s distributor;

— Class F-3 shares (but not Class 529-F-3 shares) are also available to institutional investors, which include, but are not limited to, charitable organizations,

The Bond Fund of America / Prospectus     34

governmental institutions and corporations. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million; and

— Class R shares are available (i) to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, (ii) to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans, (iii) to certain institutional investors (including, but not limited to, certain charitable organizations), (iv) to certain registered investment companies approved by the fund’s investment adviser or distributor and (v) to other institutional-type accounts.

Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

Sales charges

Class A and 529-A shares The initial sales charge you pay each time you buy Class A or 529-A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 or more and certain other investments described below	none	none	see below

Class 529-A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of

35     The Bond Fund of America / Prospectus

rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A or 529-A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $500,000 or more will be subject to a 0.75% contingent deferred sales charge if the shares are sold within 18 months of purchase. Investments in Class 529-A shares of $1 million or more will be subject to a 1.00% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with American Funds and that continue to be held through fee-based programs;

· rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus; and

· investments made by accounts held at American Funds Service Company that are no longer associated with a financial professional may invest in Class A shares without a sales charge. This includes retirement plans investing in Class A shares, where the plan is no longer associated with a financial professional. SIMPLE IRAs and 403(b) custodial accounts that are aggregated at the plan level for Class A sales charge purposes are not eligible to invest without a sales charge under this policy.

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica® account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

If requested, American Funds Class A shares will be sold at net asset value to:

(1) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

The Bond Fund of America / Prospectus     36

(2) the supervised persons of currently registered investment advisory firms (“RIAs”) and assistants directly employed by such RIAs, retired supervised persons of RIAs with respect to accounts established while a supervised person (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3) insurance company separate accounts;

(4) accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(5) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(6) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.;

(7) full-time employees of banks that have sales agreements with American Funds Distributors who are solely dedicated to directly supporting the sale of mutual funds; and

(8) current or former clients of Capital Group Private Client Services and their family members who purchase their shares through Capital Group Private Client Services or American Funds Service Company.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class C shares Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class T shares The initial sales charge you pay each time you buy Class T shares differs depending upon the amount you invest and may be reduced for larger purchases as

37     The Bond Fund of America / Prospectus

indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested
Less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00	2.04
$500,000 but less than $1 million	1.50	1.52
$1 million or more	1.00	1.01

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

Class 529-E and Class F shares Class 529-E and Class F shares (including Class 529-F shares) are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .60% for Class R-2E shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5E, R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your financial professional for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

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Sales charge reductions and waivers To receive a reduction in your Class A initial sales charge, you must let your financial professional or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your financial professional or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your financial professional or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in American Funds. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information. Certain financial intermediaries that distribute shares of American Funds may impose different sales charge waivers than those described in this prospectus. Such variations in sales charge waivers are described in an appendix to this prospectus titled “Sales charge waivers.” Note that such sales charge waivers and discounts offered through a particular intermediary, as set forth in the appendix to this prospectus, are implemented and administered solely by that intermediary. Please contact the applicable intermediary to ensure that you understand the steps you must take in order to qualify for any available waivers or discounts.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of our website at capitalgroup.com, from the statement of additional information or from your financial professional.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law, your children under the age of 21 or disabled adult dependents covered by ABLE accounts) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

39     The Bond Fund of America / Prospectus

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may reduce your Class A sales charge by combining simultaneous purchases (including, upon your request, purchases for gifts) of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or

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cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention is a nonbinding commitment that allows you to combine all purchases of all American Funds share classes (excluding

41     The Bond Fund of America / Prospectus

American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans are restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

The statement of intention period starts on the date on which your first purchase made toward satisfying the statement of intention is processed. Your accumulated holdings (as described above under “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the statement of intention period may be credited toward satisfying the statement of intention.

You may revise the commitment you have made in your statement of intention upward at any time during the statement of intention period. If your prior commitment has not been met by the time of the revision, the statement of intention period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised statement of intention. If your prior commitment has been met by the time of the revision, your original statement of intention will be considered met and a new statement of intention will be established.

The statement of intention will be considered completed if the shareholder dies within the 13-month statement of intention period. Commissions to dealers will not be adjusted or paid on the difference between the statement of intention amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a statement of intention, shares equal to 5% of the dollar amount specified in the statement of intention may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified statement of intention period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a statement of intention.

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Shareholders purchasing shares at a reduced sales charge under a statement of intention indicate their acceptance of these terms and those in the prospectus with their first purchase.

Reducing your Class T initial sales charge Consistent with the policies described in this prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A and C shares will be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

43     The Bond Fund of America / Prospectus

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· in the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies American Funds Service Company of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a contingent deferred sales charge; however, redemptions made after American Funds Service Company is notified of the death of a joint tenant will be subject to a contingent deferred sales charge;

· for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

· shares redeemed at the discretion of American Funds Service Company for accounts that do not meet the fund’s minimum investment requirements, as described in this prospectus; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually:

— required minimum distributions taken from retirement accounts in accordance with IRS regulations; and

— redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in the statement of additional information). For each AWP payment, assets that are not subject to a contingent deferred sales charge, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a contingent deferred sales charge to cover a particular AWP payment, shares subject to the lowest contingent deferred sales charge will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a contingent deferred sales charge may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The contingent deferred sales charge on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the contingent deferred sales charge would be outweighed by the cost of applying it.

Contingent deferred sales charge waivers are allowed only in the cases listed here and in the statement of additional information. For example, contingent deferred sales charge waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica

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does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

To have your Class A or C contingent deferred sales charge waived, you must inform your financial professional or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Other sales charge waivers Purchases of Class A and 529-A shares through a self-clearing broker-dealer firm generally incur a sales charge. However, self-clearing broker-dealer firms may (i) offer 529-A shares purchased through a rollover from another 529 plan at net asset value (“529 rollover”), (ii) invest a recontribution of a refunded qualified education expense in 529-A shares without a sales charge (“refunded 529 expense”) or (iii) extend the 90 day right of reinvestment to allow reinvestment in Class A shares without a sales charge in cases where fund shareholders request reinvestment of a required minimum distribution from an Individual Retirement Account if such requirement is waived by regulation or legislation (“waived RMD reinvestment”), provided that the self-clearing broker-dealer firm has specific language in this prospectus to such effect. If a self-clearing firm does not have their own policies listed in the prospectus, 529 rollovers, refunded 529 expenses and waived RMD reinvestments are not available without a sales charge. Firm specific language is located in the appendix to the prospectus. A self-clearing broker-dealer firm is a firm that holds some or all of the assets in your account, executes trades for the assets held on its platform internally rather than through the fund’s transfer agent or a third-party clearing firm and provides account statements and tax reporting to you. The largest broker-dealer firms are typically self-clearing. For all other broker-dealer firms, shares purchased through a 529 rollover, refunded 529 expense or a waived RMD reinvestment are available at net asset value.

For accounts held with the fund’s transfer agent, purchases of shares through 529 rollovers, refunded 529 expenses and waived RMD reinvestments are not subject to sales charges. If you have any questions, ask your financial professional whether Class A or 529-A shares purchased through these policies are available without a sales charge.

Recontributions or waived RMD investments distributed from Class 529-C or Class C shares will be reinvested in the same share class from which the distribution was made. In addition, any contingent deferred sales change paid on Class 529-A/Class A and Class 529-C/Class C share distributions under these policies will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class C and 529-C shares and the sales charge on Class A and 529-A shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts investing in Class F shares in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

Rollovers from CollegeAmerica to Roth IRAs Proceeds of a CollegeAmerica plan account may be rolled over in a direct trustee-to-trustee transfer to the plan beneficiary’s Capital Bank and Trust Roth IRA and invested in Class A shares without a sales charge, provided that such rollover is intended to satisfy the requirements of the Internal

45     The Bond Fund of America / Prospectus

Revenue Code. If you hold CollegeAmerica or Roth IRA accounts through a financial intermediary its policies may differ.

Rollovers from retirement plans to IRAs Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust Company IRAs if the assets were invested in any fund managed by the investment adviser or its affiliates at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

· rollovers to Capital Bank and Trust Company IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Purchases by SEP plans and SIMPLE IRA plans Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

Purchases by certain 403(b) plans A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge

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purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Moving between accounts American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class T, F-1, 529-A, 529-T, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
0.85%	Class R-2E shares
1.00%	Class C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the most recent fiscal year, are indicated in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus. Since these fees are paid out of the fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class C shares may cost you more over time than paying the initial sales charge for Class A or T shares.

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Other compensation to dealers American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to no more than the top 60 dealers (or their affiliates) with which it has a substantive distribution relationship involving the sale of American Funds. The amount will be determined using a formula applied consistently to dealers based on their assets under management. The level of payments made to a qualifying firm under the formula will not exceed .035% of eligible American Funds assets attributable to that dealer. Eligible assets are all American Funds assets other than Class R shares, Class F-3 shares, Class F shares held in IRAs and shares held in certain retirement accounts. Dealers may direct American Funds Distributors to exclude additional assets. In addition to the asset-based payment, American Funds Distributors provides $5 million to certain firms based on their engagement with American Funds Distributors and the level of American Funds assets under management at each such firm to recognize the commitment each of those firms has made to collaborating with American Funds Distributors on achieving advisor training and education objectives. In 2023, American Funds Distributors paid this amount to the following firms:

Edward Jones	Morgan Stanley Wealth Management
LPL Financial LLC	Raymond James Group
Merrill Lynch, Pierce, Fenner & Smith	Wells Fargo Advisors

American Funds Distributors compensates the firms to support various efforts, including, among other things, to:

· help defray the costs incurred by qualifying dealers in connection with efforts to educate financial professionals about American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs;

· help defray the costs associated with the dealer firms’ provision of account related services and activities and support the dealer firms’ distribution activities; and

· support meetings, conferences or other training and educational events hosted by the firm, and obtain relevant data regarding financial professional activities to facilitate American Funds Distributors’ training and education activities.

American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and generally requiring the firms to (1) perform the due diligence necessary to include American Funds on their platform, (2) not provide financial professionals, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (3) provide opportunities for their clients to obtain individualized advice, (4) provide American Funds Distributors broad access to their financial professionals and product platforms and work together on mutual business objectives, and (5) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between American Funds and the firm’s clients who own shares of American Funds.

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Separately, American Funds Distributors has identified certain firms that provide a self-directed platform for the public as well as clearing, custody and recordkeeping services for certain other intermediaries. In lieu of the formula described above, these firms receive up to .018% of assets under administration (excluding assets where the firm acts as a fiduciary and Class R shares). Firms may direct American Funds Distributors to exclude additional assets.

In addition to compensation through the formulas described above, American Funds Distributors makes payments to certain financial intermediaries for client account maintenance support, statement preparation, and transaction processing. These payments are based on the average daily net asset value of fund shares held by the intermediary and are in addition to any amounts paid by the fund.

American Funds Distributors also provides compensation for, among other things, data (including fees to obtain information on financial professionals to better tailor training and education opportunities), operational improvements, support for transaction fees, technology enhancements and specific training, education and marketing opportunities. The largest payments by American Funds Distributors in 2023 for these services are listed below. In addition to the payments listed below, American Funds Distributors made payments to other firms, and in no case did any such payment exceed $100,000.

Charles Schwab	$1,800,000
Fidelity Investments	$2,290,000
Lincoln Network	$140,000
LPL Financial LLC	$2,450,000
Morgan Stanley Wealth Management	$1,100,000
UBS Financial Services Inc.	$450,000
Wells Fargo Advisors	$450,000

American Funds Distributors also pays expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial professionals and shareholders about American Funds.

American Funds Distributors pays the recordkeepers listed below up to $1.5 million annually for product services, platform consideration, participation at recordkeeper-sponsored events and co-branding and other marketing services. The amount of the payment is based on the level of services and the access provided by the recordkeeper.

Ascensus Empower (Great West Life & Annuity Insurance Company)	Nationwide Principal
John Hancock	Transamerica Voya

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to compensation received.

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Fund expenses Note that, unless otherwise stated, references to Class A, C, T and F shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table under “Fees and expenses of the fund” in this prospectus.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class A, C, T, F, R and 529 shares (which could be increased as noted above) for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal and transfer agent (and, if applicable, subtransfer agent/recordkeeping) payments and various other expenses applicable to all share classes.

The Bond Fund of America / Prospectus     50

Subtransfer agency and recordkeeping fees Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $18 per account. Although Class F-3 and Class 529-F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares (and the corresponding Class 529 shares) are subject to subtransfer agency fees of up to .12% of fund assets.

For employer-sponsored retirement plans, the amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected. The table below shows the maximum payments to entities providing these services to retirement plans.

Payments
Class A	0.05% of assets or $12 per participant position*
Class R-1	0.10% of assets
Class R-2	0.35% of assets
Class R-2E	0.20% of assets
Class R-3	0.15% of assets
Class R-4	0.10% of assets
Class R-5E	0.15% of assets
Class R-5	0.05% of assets
Class R-6	none

* Payment amount depends on the date services commenced.

Fee to Virginia529 For Class 529 shares, an expense of up to a maximum of .09% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

51     The Bond Fund of America / Prospectus

Financial highlights The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years (or, if shorter, the period of operations). Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain waivers/reimbursements from Capital Research and Management Company. For more information about these waivers/reimbursements, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request.

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2023	$11.38	$.42	$.10	$.52	$(.41)	$—	$(.41)	$11.49	4.70%	$25,199.62%				.62%		3.72%
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31)	(.02)	(.33)	11.38	(12.68)	24,087.58				.58		2.54
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.95)	30,201.55				.55		1.36
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.71	29,570.57				.57		1.59
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.02	23,197.60				.60		2.35
Class C:
12/31/2023	11.38	.34	.10	.44	(.33)	—	(.33)	11.49	3.93	430		1.36		1.36		2.96
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.33)	487		1.33		1.33		1.78
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.68)	717		1.29		1.29		.60
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.90	848		1.31		1.31		.87
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.20	786		1.36		1.36		1.60
Class T:
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.03 [5]	—	[6]	.29	[5]	.29	[5]	4.04	[5]
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.47)[5]	—	[6]	.33	[5]	.33	[5]	2.78	[5]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.74)[5]	—	[6]	.33	[5]	.33	[5]	1.55	[5]
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.98 [5]	—	[6]	.34	[5]	.34	[5]	1.81	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.24 [5]	—	[6]	.37	[5]	.37	[5]	2.56	[5]

The Bond Fund of America / Prospectus 52

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income to average net assets[3]
Class F-1:
12/31/2023	$11.38	$.42	$.10	$.52	$(.41)	$—	$(.41)	$11.49	4.67%	$716.65%		.65%	3.68%
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	796.61		.61	2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,011.59		.59	1.30
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.68	1,315.60		.60	1.55
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	7.97	977.64		.64	2.31
Class F-2:
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	4.98	25,329.35		.35	4.02
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.46)	19,982.33		.33	2.81
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.71)	20,613.31		.31	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.99	16,494.32		.32	1.81
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.28	9,415.35		.35	2.59
Class F-3:
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.09	9,375.24		.24	4.12
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	7,866.22		.22	2.92
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	7,934.20		.20	1.72
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.10	4,465.21		.21	1.90
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	2,212.25		.24	2.70
Class 529-A:
12/31/2023	11.38	.42	.10	.52	(.41)	—	(.41)	11.49	4.66	1,181.65		.65	3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	1,156.62		.62	2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,473.59		.59	1.31
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.67	1,526.61		.61	1.54
12/31/2019	12.57	.30	.69	.99	(.29)	(.18)	(.47)	13.09	7.95	1,174.66		.66	2.29

53 The Bond Fund of America / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2023	$11.38	$.33	$.10	$.43	$(.32)	$—	$(.32)	$11.49	3.87%	$40		1.42%		1.42%		2.90%
12/31/2022	13.39	.21	(1.99)	(1.78)	(.21)	(.02)	(.23)	11.38	(13.38)	45		1.38		1.38		1.72
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.73)	70		1.34		1.34		.56
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.85	89		1.36		1.36		.90
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.16	180		1.40		1.40		1.56
Class 529-E:
12/31/2023	11.38	.39	.10	.49	(.38)	—	(.38)	11.49	4.46	33.84				.84		3.49
12/31/2022	13.39	.28	(1.99)	(1.71)	(.28)	(.02)	(.30)	11.38	(12.88)	34.81				.81		2.30
12/31/2021	13.79	.15	(.31)	(.16)	(.16)	(.08)	(.24)	13.39	(1.19)	46.79				.79		1.11
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.46	53.80				.80		1.37
12/31/2019	12.57	.28	.69	.97	(.27)	(.18)	(.45)	13.09	7.75	46.85				.85		2.11
Class 529-T:
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	4.95 [5]	—	[6]	.36	[5]	.36	[5]	3.97	[5]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.51)[5]	—	[6]	.38	[5]	.38	[5]	2.74	[5]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.78)[5]	—	[6]	.37	[5]	.37	[5]	1.52	[5]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.91 [5]	—	[6]	.39	[5]	.39	[5]	1.77	[5]
12/31/2019	12.57	.33	.69	1.02	(.32)	(.18)	(.50)	13.09	8.20 [5]	—	[6]	.42	[5]	.42	[5]	2.51	[5]
Class 529-F-1:
12/31/2023	11.38	.44	.10	.54	(.43)	—	(.43)	11.49	4.87 [5]	—	[6]	.44	[5]	.44	[5]	3.89	[5]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.53)[5]	—	[6]	.40	[5]	.40	[5]	2.71	[5]
12/31/2021	13.79	.20	(.31)	(.11)	(.21)	(.08)	(.29)	13.39	(.82)[5]	—	[6]	.41	[5]	.41	[5]	1.48	[5]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.92 [5]	—	[6]	.38	[5]	.38	[5]	1.87	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.20	128.42				.42		2.53
Class 529-F-2:
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	5.00	168.33				.32		4.03
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.45)	147.32				.32		2.81
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.73)	177.33				.33		1.58
12/31/2020[7,8]	14.00	.03	.24	.27	(.04)	(.44)	(.48)	13.79	1.88 [9]	166.06			[9]	.06	[9]	.24	[9]

The Bond Fund of America / Prospectus 54

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income to average net assets[3]
Class 529-F-3:
12/31/2023	$11.38	$.46	$.10	$.56	$(.45)	$—	$(.45)	$11.49	5.03%	$—	[6]	.29%	.28%	4.05%
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.42)	—	[6]	.27	.27	2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.69)	—	[6]	.27	.27	1.62
12/31/2020[7,8]	14.00	.04	.23	.27	(.04)	(.44)	(.48)	13.79	1.90 [9]	—	[6]	.08 [9]	.04 [9]	.25 [9]
Class R-1:
12/31/2023	11.38	.34	.10	.44	(.33)	—	(.33)	11.49	3.96	50		1.33	1.33	3.05
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.31)	37		1.31	1.31	1.83
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	42		1.29	1.29	.62
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.88	39		1.33	1.33	.85
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.21	39		1.35	1.35	1.61
Class R-2:
12/31/2023	11.38	.34	.10	.44	(.33)	—	(.33)	11.49	3.95	313		1.33	1.33	3.00
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.33)	319		1.33	1.33	1.79
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	409		1.30	1.30	.60
12/31/2020	13.09	.12	1.18	1.30	(.16)	(.44)	(.60)	13.79	9.91	468		1.30	1.30	.87
12/31/2019	12.57	.22	.69	.91	(.21)	(.18)	(.39)	13.09	7.22	410		1.34	1.34	1.61
Class R-2E:
12/31/2023	11.38	.37	.10	.47	(.36)	—	(.36)	11.49	4.26	36		1.04	1.04	3.31
12/31/2022	13.39	.25	(1.99)	(1.74)	(.25)	(.02)	(.27)	11.38	(13.07)	34		1.03	1.03	2.09
12/31/2021	13.79	.12	(.31)	(.19)	(.13)	(.08)	(.21)	13.39	(1.40)	44		1.00	1.00	.90
12/31/2020	13.09	.16	1.18	1.34	(.20)	(.44)	(.64)	13.79	10.22	46		1.02	1.02	1.14
12/31/2019	12.57	.25	.69	.94	(.24)	(.18)	(.42)	13.09	7.53	33		1.05	1.05	1.90
Class R-3:
12/31/2023	11.38	.39	.10	.49	(.38)	—	(.38)	11.49	4.42	523.89			.89	3.45
12/31/2022	13.39	.27	(1.99)	(1.72)	(.27)	(.02)	(.29)	11.38	(12.93)	518.87			.87	2.25
12/31/2021	13.79	.14	(.31)	(.17)	(.15)	(.08)	(.23)	13.39	(1.25)	673.85			.85	1.05
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.40	743.86			.86	1.31
12/31/2019	12.57	.27	.69	.96	(.26)	(.18)	(.44)	13.09	7.70	633.89			.89	2.06

55 The Bond Fund of America / Prospectus

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income to average net assets[3]
Class R-4:
12/31/2023	$11.38	$.42	$.10	$.52	$(.41)	$—	$(.41)	$11.49	4.73%	$510.58%		.58%	3.76%
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31)	(.02)	(.33)	11.38	(12.67)	476.57		.57	2.55
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.94)	588.54		.54	1.35
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.73	688.55		.55	1.61
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.03	567.59		.59	2.37
Class R-5E:
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	4.94	183.39		.39	3.98
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.50)	150.37		.37	2.77
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.75)	160.34		.34	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.95	88.35		.35	1.78
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.25	43.37		.37	2.53
Class R-5:
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.04	303.29		.29	4.06
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.40)	283.27		.27	2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.65)	373.25		.25	1.69
12/31/2020	13.09	.26	1.18	1.44	(.30)	(.44)	(.74)	13.79	11.06	192.26		.26	1.91
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.35	173.29		.29	2.67
Class R-6:
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.09	16,255.24		.24	4.11
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	14,744.22		.22	2.93
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	15,035.20		.20	1.71
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.11	13,449.21		.21	1.95
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	10,434.24		.24	2.72

The Bond Fund of America / Prospectus 56

	Year ended December 31,
Portfolio turnover rate for all share classes[10]	2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	91%	74%	74%	113%	127%
Including mortgage dollar roll transactions	466%	412%	368%	535%	286%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain waivers/reimbursements from Capital Research and Management Company and/or American Funds Service Company. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, American Funds Service Company waived a portion of transfer agent services fees for Class F-3 shares. In addition, during one of the years shown, Capital Research and Management Company reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.

4 Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.

5 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

6 Amount less than $1 million.

7 Based on operations for a period that is less than a full year.

8 Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

9 Not annualized.

10 Rates do not include the fund’s portfolio activity with respect to any Central Funds.

57 The Bond Fund of America / Prospectus

Appendix

Sales charge waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. Please contact the applicable intermediary with any questions regarding how the intermediary applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. If you change intermediaries after you purchase fund shares, the policies and procedures of the new service provider (either your new intermediary or the fund’s transfer agent) will apply to your account. Those policies may be more or less favorable than those offered by the intermediary through which you purchased your fund shares. You should review any policy differences before changing intermediaries.

Class A shares front-end sales charge waivers available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Effective May 24, 2021, shareholders purchasing fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:

· Employer-sponsored retirement plans established prior to April 1, 2004 and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)

· Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply

· Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

· Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans established prior to April 1, 2004 that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great

The Bond Fund of America / Prospectus     58

grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement)

· Purchases of Class 529-A shares through a rollover from another 529 plan

· Purchases of Class 529 shares made for recontribution of refunded amounts

D.A. Davidson & Co. (“D.A. Davidson”)

Front-end sales charge waivers on Class A shares available at D.A. Davidson (effective January 1, 2020)

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures

· D.A. Davidson has the authority to allow the purchase of Class A shares at net asset value for (1) rollovers to IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs, (2) rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian, or (3) IRA purchases so long as the proceeds are from the sale of shares from an American Funds Recordkeeper Direct retirement plan, PlanPremier retirement plan or 403(b) plan with Capital Bank and Trust Company as custodian and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA

CDSC Waivers on Classes A and C shares available at D.A. Davidson

• Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

59     The Bond Fund of America / Prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Effective on or after January 1, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of American Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

· Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus

Rights of Accumulation (“ROA”)

· The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of American Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”).  If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge

· The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

· ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV)

The Bond Fund of America / Prospectus     60

Letter of Intent (“LOI”)

· Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met

· If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

· Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures

· Shares purchased in an Edward Jones fee-based program

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front end load and one of the following:

— The redemption and repurchase occur in the same account

— The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA

· Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

· Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions

61     The Bond Fund of America / Prospectus

· Purchases of Class 529 shares made for recontribution of refunded amounts

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

· The death or disability of the shareholder

· Systematic withdrawals with up to 10% per year of the account value

· Return of excess contributions from an Individual Retirement Account (IRA)

· Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

· Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

· Shares exchanged in an Edward Jones fee-based program

· Shares acquired through NAV reinstatement

· Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

· Initial purchase minimum: $250

· Subsequent purchase minimum: none

Minimum Balances

· Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

— A fee-based account held on an Edward Jones platform

— A 529 account held on an Edward Jones platform

— An account with an active systematic investment plan or LOI

Exchanging Share Classes

· At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund, or Class R-4 shares for retirement plans with at least $1 million, so long as the shareholder is eligible to purchase the Class A or R-4 shares pursuant to the prospectus.

Class A Sales Charge Waivers Available Through Farmers Financial Solutions

Farmers Financial Solutions has the authority to either (1) rollover shares from an employer sponsored retirement plan to Class A shares in an Individual Retirement Account (IRA) at net asset value or (2) allow the purchase of Class A shares at net asset value, so long as the proceeds are from the sale of shares from an employer sponsored retirement plan and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA.

The Bond Fund of America / Prospectus     62

Janney Montgomery Scott LLC (“Janney”)

Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)

· Shares acquired through a right of reinstatement

· Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures

CDSC waivers on Class A and C shares available at Janney

· Shares sold upon the death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

· Shares purchased in connection with a return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus

· Shares sold to pay Janney fees but only if the transaction is initiated by Janney

· Shares acquired through a right of reinstatement

· Shares exchanged into the same share class of a different fund unless otherwise provided in the Prospectus

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

· Breakpoints as described in the fund’s Prospectus

· Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

63     The Bond Fund of America / Prospectus

Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

*Also referred to as an “initial sales charge.”

JP Morgan Securities LLC

Investors purchasing through JP Morgan Securities LLC may invest in Class 529-A shares at net asset value.

Effective September 29, 2023, if you purchase or hold fund shares through an applicable JP Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or statement of additional information.

Front-end sales charge waivers on Class A shares available at JP Morgan Securities LLC

· Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to JP Morgan Securities LLC’s policies relating to sales load discounts and waivers

· Shares purchased through rights of reinstatement

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of JP Morgan Securities LLC or its affiliates and their spouse or financial dependent

Class C to Class A share conversion

· A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with JP Morgan Securities LLC’s policies and procedures

JP Morgan Securities LLC Class R-4 share employer-sponsored retirement plan eligibility

· Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or 501(c)(3) accounts

CDSC waivers on Class A and Class C shares available at JP Morgan Securities LLC

· Shares sold upon the death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares purchased in connection with a return of excess contributions from an IRA account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares acquired through a right of reinstatement

The Bond Fund of America / Prospectus     64

Front-end load discounts available at JP Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

· Breakpoints as described in the prospectus

· Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at JP Morgan Securities LLC. Eligible fund family assets not held at JP Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets

· Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through JP Morgan Securities LLC, over a 13-month period of time (if applicable)

Merrill Lynch, Pierce, Fenner & Smith (“Merrill Lynch”)

Shareholders purchasing fund shares through a Merrill Lynch platform or account are eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Merrill Lynch

· Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. Except as provided below, Class A shares are not currently available to new plans described in this waiver. Plans that invested in Class A shares of any of the funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge

· Shares purchased by or through a 529 Plan. Class A shares are not currently available to the plans described in this waiver

· Shares purchased through a Merrill Lynch affiliated investment advisory program. Class A shares are not currently available in the programs described in this waiver

· Shares purchased by third-party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform. Class A shares are not currently available in the accounts described in this waiver

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

· Employees and registered representatives of Merrill Lynch or its affiliates and their family members

· Directors or Trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

65     The Bond Fund of America / Prospectus

· Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement

CDSC waivers on Classes A and C shares available at Merrill Lynch

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

· Shares acquired through a right of reinstatement

· Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and C shares only)

· Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers

Front-end sales charge discounts available at Merrill Lynch: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of Intent which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

CollegeAmerica accounts

Accounts established through Merrill Lynch

If you establish or hold your CollegeAmerica account on the Merrill Lynch omnibus platform, the features and policies related to Class 529-A and Class 529-C sales charges (including contingent deferred sales charges), Class 529-A sales charge waiver eligibility, and Class 529-C conversion period will be different than referenced in this document.

Importantly, if you establish or hold your CollegeAmerica account on the Merrill Lynch omnibus platform, then you are eligible for Class 529-A shares at net asset value if your CollegeAmerica 529 plan assets with Merrill Lynch are $250,000 or more, you participate through an approved corporate 529 plan, or you qualify for Merrill Lynch Investment

The Bond Fund of America / Prospectus     66

Advisory Relationship-Based Pricing (discussed below). If your 529 plan assets are less than $250,000 you are generally eligible to purchase Class 529-C shares. Among other things, Class 529-C shares generally will be automatically converted to Class 529-A shares (not subject to an initial sales charge) after four years from their respective dates of purchase.

Merrill Lynch Investment Advisory Relationship-Based Pricing

An account will be automatically eligible to purchase Class 529-A at net asset value regardless of the assets in the CollegeAmerica account if:

(1) at the time of purchase, the account is linked to a client household relationship in one or more of the Merrill Lynch investment advisory programs listed below; and

(2) at the time of purchase the client household relationship has combined assets held in any account through Merrill Lynch (excluding insurance, annuities, 401k assets, assets in defined benefit plan accounts and in BlackRock program accounts) that are equal to or greater than $250,000.

The following is a list of Merrill Lynch investment advisory programs that are included when determining eligibility: Merrill Lynch Investment Advisory Program, Managed Account Service (MAS), Strategic Portfolio Advisor Service (SPA), Merrill Guided Investment advisor programs (i.e., Merrill Guided Investing, Merrill Guided Investing with Advisor and Merrill Edge Advisory Account programs), Institutional Investment Consulting (IIC), and any future Merrill Lynch sponsored and managed investment advisory programs.

The $250,000 asset level is used to determine initial eligibility and is not a factor for continued participation in this relationship-based pricing program after the date of first qualifying. If a participant’s enrollment in any of the above investment advisory programs is terminated (whether by the participant or by Merrill Lynch), the account will no longer be eligible for this benefit.

Merrill Lynch reserves the right to terminate this relationship-based pricing program at any time with prior notice to participants.

Rollover assets from another 529 plan and refunded qualified higher education expenses may be invested in Class 529-A shares at net asset value. This policy applies to accounts on the Merrill Lynch platform and accounts held by the fund’s transfer agent.

Please contact your Merrill Lynch advisor with any questions.

Morgan Stanley Wealth Management (“Morgan Stanley”)

Morgan Stanley Class A share front-end sales charge waiver

Morgan Stanley clients purchasing or converting to Class A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

· Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

· Class C (level load) share positions that are no longer subject to a contingent deferred sales charge and are converted to a Class A share in the same fund pursuant to Morgan Stanley’s share class conversion program

67     The Bond Fund of America / Prospectus

· Morgan Stanley, on your behalf, can convert Class F-1 shares to Class A shares without a front-end sales charge if they were initially transferred to the transactional brokerage account or converted from Class C shares

· Shares purchased from the proceeds of redemptions within the same fund family under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales load. This waiver is not available for 529 Plan accounts maintained through Morgan Stanley. Investors wishing to utilize this privilege will need to do so through an account held directly with the Plan or a financial intermediary that supports this feature

· Investors purchasing through a Morgan Stanley self-directed brokerage account and/or E*TRADE from Morgan Stanley may invest in Class A shares without a front-end sales charge

Morgan Stanley clients purchasing or converting to Class 529-A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Shares purchased through a rollover from another 529 plan

· Recontribution(s) of a refunded qualified higher education expense

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley clients.

Morgan Stanley Class R-4 share employer-sponsored retirement plan eligibility

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans.

Northwestern Mutual Investment Services, LLC (“NMIS”)

Rights of accumulation on SIMPLE IRAs held at NMIS

Effective March 31, 2022, for SIMPLE IRA plans where the plan is held on the SIMPLE IRA platform at NMIS through its clearing firm, Pershing LLC, each linked participant account will be aggregated at either the plan level or the individual level for rights of accumulation (ROA), depending on which aggregation method results in a greater breakpoint discount on front-end sales charges for the participant.

Class A and C share purchases in owner-only 401(k) plans held at NMIS

For 401(k) plans held at NMIS through its clearing firm, Pershing LLC, that cover only owners and their spouses and are not subject to ERISA, participants may purchase Class A shares with the applicable front-end sales charge or Class C shares with the applicable contingent deferred sales charge, in accordance with NMIS’s share class policies applicable to such plans.

Oppenheimer & Co., Inc. (“OPCO”)

Effective June 1, 2020, shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

The Bond Fund of America / Prospectus     68

Front-end sales load waivers on Class A shares available at OPCO

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

· Employees and registered representatives of OPCO or its affiliates and their family members

· Directors or trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC waivers on Class A and C shares available at OPCO

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

· Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

· Shares acquired through a right of reinstatement

Front-end load discounts available at OPCO: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and each entity’s affiliates (“Raymond James”) Class A share front-end sales charge waiver

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

69     The Bond Fund of America / Prospectus

Front-end sales charge waivers on Class A shares available at Raymond James

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

CDSC waivers on Classes A and C shares available at Raymond James

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Robert W. Baird & Co. Incorporated (“Baird”)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares available at Baird

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

The Bond Fund of America / Prospectus     70

· Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

· Shares purchased from the proceeds of redemptions from another fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

· Charitable accounts in a transactional brokerage account at Baird

CDSC waivers on Class A and C shares available at Baird

· Shares sold due to death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares bought due to returns of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Baird fees but only if the transaction is initiated by Baird

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulation

· Breakpoints as described in this prospectus

· Rights of accumulation which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated (“Stifel”) and its broker dealer affiliates

Effective January 1, 2024, shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel, Nicolaus & Company, Incorporated or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (“CDSC”) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI

Class A Shares

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel

Rights of accumulation

· Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the American Funds held by accounts within the purchaser’s household

71     The Bond Fund of America / Prospectus

at Stifel. Eligible fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets

· The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

Front-end sales charge waivers on Class A shares available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

· Class C shares that have been held for more than seven (7) years may be converted to Class A or other Front-end share class(es) of the same fund pursuant to Stifel's policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply

· Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel

· Shares purchased in a Stifel fee-based advisory program, often referred to as a “wrap” program

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, shares redeemed through a Systematic Withdrawal Plan are not eligible for rights of reinstatement

· Shares from rollovers into Stifel custodied IRA from retirement plans

· Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Purchases of Class 529-A shares through a rollover from another 529 plan

· Purchases of Class 529-A shares made for reinvestment of refunded amounts

· All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply

Contingent Deferred Sales Charges Waivers on Class A and C Shares

· Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary

· Shares sold as part of a systematic withdrawal plan not to exceed 12% annually

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

· Shares acquired through a right of reinstatement

· Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel

The Bond Fund of America / Prospectus     72

· All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply

Share Class Conversions in Advisory Accounts

Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

U.S. Bancorp Investments, Inc.

Class C to Class A share conversions at U.S. Bancorp Investments, Inc.

Effective November 30, 2020, a shareholder in the fund’s Class C shares will have their shares systematically converted at net asset value to Class A shares of the same fund in the month of the six-year anniversary of the purchase date, if the shares are no longer subject to a CDSC and the conversion is consistent with U.S. Bancorp Investments, Inc. share class exchange policy. This policy does not apply to accounts held with the fund’s transfer agent. Accounts held with the fund’s transfer agent will convert pursuant to the fund’s policy described in this prospectus.

73     The Bond Fund of America / Prospectus

Notes

The Bond Fund of America / Prospectus     74

For shareholder services and 24-hour information	American Funds Service Company (800) 421-4225 capitalgroup.com For Class R share information, visit AmericanFundsRetirement.com
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail. Liability is not limited as a result of any material misstatement or omission introduced in the translation.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, capitalgroup.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, capitalgroup.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Securities Investor Protection Corporation (SIPC) Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-008-0324P Litho in USA CGD/TM/8005 Investment Company File No. 811-02444

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	COURTNEY R. TAYLOR
COURTNEY R. TAYLOR
SECRETARY

The Bond Fund of America®

Part B
Statement of Additional Information

March 1, 2024

This document is not a prospectus but should be read in conjunction with the current prospectus of The Bond Fund of America (the “fund”) dated March 1, 2024. You may obtain a prospectus from your financial professional, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

The Bond Fund of America
Attention: Secretary

333 South Hope Street
Los Angeles, California 90071

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial professional, investment dealer, plan recordkeeper or employer for more information.

Class A	ABNDX	Class 529-A	CFAAX	Class R-1	RBFAX
Class C	BFACX	Class 529-C	CFACX	Class R-2	RBFBX
Class T	TBFFX	Class 529-E	CFAEX	Class R-2E	RBEBX
Class F-1	BFAFX	Class 529-T	TFBFX	Class R-3	RBFCX
Class F-2	ABNFX	Class 529-F-1	CFAFX	Class R-4	RBFEX
Class F-3	BFFAX	Class 529-F-2	FFBOX	Class R-5E	RBFHX
		Class 529-F-3	FBOFX	Class R-5	RBFFX
				Class R-6	RBFGX

Table of Contents

Item	Page no.

Certain investment limitations and guidelines	2
Description of certain securities, investment techniques and risks	3
Fund policies	33
Management of the fund	35
Execution of portfolio transactions	64
Disclosure of portfolio holdings	68
Price of shares	70
Taxes and distributions	73
Purchase and exchange of shares	77
Sales charges	82
Sales charge reductions and waivers	85
Selling shares	89
Shareholder account services and privileges	90
General information	93
Appendix	104

Investment portfolio
Financial statements

The Bond Fund of America — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

· The fund will invest at least 80% of its assets in bonds and other debt instruments, including cash equivalents and certain preferred securities. For purposes of this investment guideline, investments may be represented by derivative instruments, such as futures contracts and swaps.

· The fund will invest at least 60% of its assets in debt securities rated A3 or better or A- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser, and in U.S. government securities, money market instruments, cash or cash equivalents.

· The fund may invest up to 40% of its assets in debt securities rated below A3 and below A- by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund may invest up to 5% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser.

· The fund currently intends to consider the ratings from Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund’s investment policies.

· While the fund may not make direct purchases of common stocks or warrants or rights to acquire common stocks, the fund may invest in debt securities that are issued together with common stock or other equity interests or in securities that have equity conversion, exchange or purchase rights. The fund may hold up to 5% of its assets in common stock, warrants and rights acquired after sales of the corresponding debt securities or received in exchange for debt securities.

· For purposes of determining whether an investment is made in a particular country or geographic region, the fund’s investment adviser will generally look to the domicile of the issuer in the case of equity securities or to the country to which the security is tied economically in the case of debt securities. In doing so, the fund’s investment adviser will generally look to the determination of a leading provider of global indexes, such as MSCI Inc. (MSCI) for equity securities and Bloomberg for debt securities. In certain limited circumstances (including when relevant data is unavailable or the nature of a holding warrants special considerations), the adviser may also take into account additional factors, as applicable, including where the issuer’s securities are listed; where the issuer is legally organized, maintains principal corporate offices, conducts its principal operations, generates revenues and/or has credit risk exposure; and the source of guarantees, if any, of such securities.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

The Bond Fund of America — Page 2

Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objective, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats, or bank failures could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, bank failures or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions may result in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations

The Bond Fund of America — Page 3

will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly developing countries, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. As discussed under “Market conditions” above in this statement of additional information, governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

The Bond Fund of America — Page 4

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the appendix to this statement of additional information for more information about credit ratings.

Inflation-linked bonds — The fund may invest in inflation-linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers (“CPURNSA”). If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (“TIPS”), currently the only inflation-linked security that is issued by the U.S. Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation-linked securities that are tied to their own local consumer price indexes and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation-linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation-linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation-linked securities are currently the largest part of the inflation-linked market, the fund may invest in corporate inflation-linked securities.

The value of inflation-linked securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation-linked securities. In contrast, if nominal interest rates were to increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-linked securities. There can be no assurance, however, that the value of inflation-linked securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation-linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation-linked securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation-linked securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

The Bond Fund of America — Page 5

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. If an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Securities with equity and debt characteristics — Certain securities have a combination of equity and debt characteristics. Such securities may at times behave more like equity than debt or vice versa.

Preferred stock — Preferred stock represents an equity interest in an issuer that generally entitles the holder to receive, in preference to common stockholders and the holders of certain other stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the issuer. Preferred stocks may pay fixed or adjustable rates of return, and preferred stock dividends may be cumulative or non-cumulative and participating or non-participating. Cumulative dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stockholders, while prior unpaid dividends on non-cumulative preferred stock are forfeited. Participating preferred stock may be entitled to a dividend exceeding the issuer’s declared dividend in certain cases, while non-participating preferred stock is entitled only to the stipulated dividend. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities. As with debt securities, the prices and yields of preferred stocks often move with changes in interest rates and the issuer’s credit quality. Additionally, a company’s preferred stock typically pays dividends only after the company makes required payments to holders of its bonds and other debt. Accordingly, the price of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the issuing company’s financial condition or prospects. Preferred stock of smaller companies may be more vulnerable to adverse developments than preferred stock of larger companies.

Convertible securities — A convertible security is a debt obligation, preferred stock or other security that may be converted, within a specified period of time and at a stated conversion rate, into common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. Under certain circumstances, a convertible security may also be called for redemption or conversion by the issuer after a particular date and at predetermined price specified upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender the security for redemption, convert it into the underlying common stock, or sell it to a third party.

The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt or preferred securities, as applicable. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may

The Bond Fund of America — Page 6

entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

Because of the conversion feature, the price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions. The income component of a convertible security may cushion the security against declines in the price of the underlying asset but may also cause the price of the security to fluctuate based upon changes in interest rates and the credit quality of the issuer. As with a straight fixed income security, the price of a convertible security tends to increase when interest rates decline and decrease when interest rates rise. Like the price of a common stock, the price of a convertible security also tends to increase as the price of the underlying stock rises and to decrease as the price of the underlying stock declines.

Hybrid securities — A hybrid security is a type of security that also has equity and debt characteristics. Like equities, which have no final maturity, a hybrid security may be perpetual. On the other hand, like debt securities, a hybrid security may be callable at the option of the issuer on a date specified at issue. Additionally, like common equities, which may stop paying dividends at virtually any time without violating any contractual terms or conditions, hybrids typically allow for issuers to withhold payment of interest until a later date or to suspend coupon payments entirely without triggering an event of default. Hybrid securities are normally at the bottom of an issuer’s debt capital structure because holders of an issuer’s hybrid securities are structurally subordinated to the issuer’s senior creditors. In bankruptcy, hybrid security holders should only get paid after all senior creditors of the issuer have been paid but before any disbursements are made to the issuer’s equity holders. Accordingly, hybrid securities may be more sensitive to economic changes than more senior debt securities. Such securities may also be viewed as more equity-like by the market when the issuer or its parent company experiences financial difficulties.

Contingent convertible securities, which are also known as contingent capital securities, are a form of hybrid security that are intended to either convert into equity or have their principal written down upon the occurrence of certain trigger events. One type of contingent convertible security has characteristics designed to absorb losses, by providing that the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. For instance, if losses have eroded the issuer’s capital level below a specified threshold, the liquidation value of the security may be reduced in whole or in part. The write-down of the security’s par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security’s par value. Such securities may, but are not required to, provide for circumstances under which the liquidation value of the security may be adjusted back up to par, such as an improvement in capitalization or earnings. Another type of contingent convertible security provides for mandatory conversion of the security into common shares of the issuer under certain circumstances. The mandatory conversion might relate, for example, to the issuer’s failure to maintain a capital minimum. Since the common stock of the issuer may not pay a dividend, investors in such instruments could experience reduced yields (or no yields at all) and conversion would deepen the subordination of the investor, effectively worsening the investor’s standing in the case of the issuer’s insolvency. An automatic write-down or conversion event with respect to a contingent convertible security will typically be triggered by a reduction in the issuer’s capital level, but may also be triggered by regulatory actions, such as a change in regulatory capital requirements, or by other factors.

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Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality.

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include, but are not limited to, the Federal Financing Bank (“FFB”), the Government National Mortgage Association (“Ginnie Mae”), the U.S. Department of Veterans Affairs (“VA”), the Federal Housing Administration (“FHA”), the Export-Import Bank of the United States (“Exim Bank”), the U.S. International Development Finance Corporation (“DFC”), the Commodity Credit Corporation (“CCC”) and the U.S. Small Business Administration (“SBA”).

Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter). However, from time to time, a high national debt level, and uncertainty regarding negotiations to increase the U.S. government’s debt ceiling and periodic legislation to fund the government, could increase the risk that the U.S. government may default on its obligations and/or lead to a downgrade of the credit rating of the U.S. government. Such an event could adversely affect the value of investments in securities backed by the full faith and credit of the U.S. government, cause the fund to suffer losses and lead to significant disruptions in U.S. and global markets. Regulatory or market changes could increase demand for U.S. government securities and affect the availability of such instruments for investment and the fund's ability to pursue its investment strategies.

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a congressional charter; some are backed by collateral consisting of “full faith and credit” obligations as described above; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”), the Tennessee Valley Authority and the Federal Farm Credit Bank System.

In 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to the FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

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The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against the FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities — The fund may invest in various debt obligations backed by pools of mortgages, corporate loans or other assets including, but not limited to, residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans and equipment leases. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. The risks of an investment in these obligations depend in part on the type of the collateral securing the obligations and the class of the instrument in which the fund invests. These securities include:

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.

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CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Collateralized bond obligations (CBOs) and collateralized loan obligations (CLOs) — A CBO is a trust typically backed by a diversified pool of fixed-income securities, which may include high risk, lower rated securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including lower rated loans. CBOs and CLOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest and highest yielding portion is the “equity” tranche which bears the bulk of any default by the bonds or loans in the trust and is constructed to protect the other, more senior tranches from default. Since they are partially protected from defaults, the more senior tranches typically have higher ratings and lower yields than the underlying securities in the trust and can be rated investment grade. Despite the protection from the equity tranche, the more senior tranches can still experience substantial losses due to actual defaults of the underlying assets, increased sensitivity to defaults due to impairment of the collateral or the more junior tranches, market anticipation of defaults, as well as potential general aversions to CBO or CLO securities as a class. Normally, these securities are privately offered and sold, and thus, are not registered under the securities laws. CBOs and CLOs may be less liquid, may exhibit greater price volatility and may be more difficult to value than other securities.

“IOs” and “POs” are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments (POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

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Municipal bonds — Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private, non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund‘s shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees. The market value of the bond could drop if a bond's insurer fails to fulfill its obligations. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

Investing outside the United States — Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities

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are tied economically. These issuers may also be more susceptible to actions of foreign governments such as the imposition of price controls, sanctions, or punitive taxes that could adversely impact the value of these securities. To the extent the fund invests in securities that are denominated in currencies other than the U.S. dollar, these securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

In countries where direct foreign investment is limited or prohibited, the fund may invest in operating companies based in such countries through an offshore intermediary entity that, based on contractual agreements, seeks to replicate the rights and obligations of direct equity ownership in such operating company. Because the contractual arrangements do not in fact bestow the fund with actual equity ownership in the operating company, these investment structures may limit the fund’s rights as an investor and create significant additional risks. For example, local government authorities may determine that such structures do not comply with applicable laws and regulations, including those relating to restrictions on foreign ownership. In such event, the intermediary entity and/or the operating company may be subject to penalties, revocation of business and operating licenses or forfeiture of foreign ownership interests, and the fund’s economic interests in the underlying operating company and its rights as an investor may not be recognized, resulting in a loss to the fund and its

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shareholders. In addition, exerting control through contractual arrangements may be less effective than direct equity ownership, and a company may incur substantial costs to enforce the terms of such arrangements, including those relating to the distribution of the funds among the entities. These special investment structures may also be disregarded for tax purposes by local tax authorities, resulting in increased tax liabilities, and the fund’s control over – and distributions due from – such structures may be jeopardized if the individuals who hold the equity interest in such structures breach the terms of the agreements. While these structures may be widely used to circumvent limits on foreign ownership in certain jurisdictions, there is no assurance that they will be upheld by local regulatory authorities or that disputes regarding the same will be resolved consistently.

Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.” For example, the investment adviser currently expects that most countries not designated as developed markets by MSCI Inc. (MSCI) will be treated as emerging markets for equity securities, and that most countries designated as emerging markets by J.P. Morgan or, if not available, Bloomberg will be treated as emerging markets for debt securities.

Certain risk factors related to emerging markets

Currency fluctuations — Certain emerging markets’ currencies have experienced and in the future may experience significant declines against the U.S. dollar. For example, if the U.S. dollar appreciates against foreign currencies, the value of the fund’s emerging markets securities holdings would generally depreciate and vice versa. Further, the fund may lose money due to losses and other expenses incurred in converting various currencies to purchase and sell securities valued in currencies other than the U.S. dollar, as well as from currency restrictions, exchange control regulation and currency devaluations.

Government regulation — Certain developing countries lack uniform accounting, auditing and financial reporting and disclosure standards, have less governmental supervision of financial markets than in the United States, and may not honor legal rights or protections enjoyed by investors in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. While the fund will only invest in markets where these restrictions are considered acceptable by the investment adviser, a country could impose new or additional repatriation restrictions after the fund’s investment. If this happened, the fund’s response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the fund’s liquidity needs and other factors. Further, some attractive equity securities may not be available to the fund if foreign shareholders already hold the maximum amount legally permissible.

While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation, or creation of government monopolies to the possible detriment of the fund’s investments.

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Fluctuations in inflation rates — Rapid fluctuations in inflation rates may have negative impacts on the economies and securities markets of certain emerging market countries.

Less developed securities markets — Emerging markets may be less well-developed and regulated than other markets. These markets have lower trading volumes than the securities markets of more developed countries and may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries, and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

Settlement risks — Settlement systems in developing countries are generally less well organized than those of developed markets. Supervisory authorities may also be unable to apply standards comparable to those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the fund may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through which the transaction is effected might cause the fund to suffer a loss. The fund will seek, where possible, to use counterparties whose financial status is such that this risk is reduced. However, there can be no certainty that the fund will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the standing or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the fund.

Limited market information — The fund may encounter problems assessing investment opportunities in certain emerging markets in light of limitations on available information and different accounting, auditing and financial reporting standards. For example, due to jurisdictional limitations, the Public Company Accounting Oversight Board (“PCAOB”), which regulates auditors of U.S. reporting companies, may be unable to inspect the audit work and practices of PCAOB-registered auditing firms in certain developing countries. As a result, there is greater risk that financial records and information relating to an issuer’s operations in developing countries will be incomplete or misleading, which may negatively impact the fund’s investments in such company. When faced with limited market information, the fund’s investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency or accuracy of the information obtained with respect to a particular market or security, the fund will not invest in such market or security.

Taxation — Taxation of dividends, interest and capital gains received by the fund varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the fund could become subject in the future to local tax liability that it had not reasonably anticipated in conducting its investment activities or valuing its assets.

Fraudulent securities — Securities purchased by the fund may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the fund.

Remedies — Developing countries may offer less protection to investors than U.S. markets and, in the event of investor harm, there may be substantially less recourse available to the fund and its shareholders. In addition, as a matter of law or practicality, the fund and its

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shareholders - as well as U.S. regulators - may encounter substantial difficulties in obtaining and enforcing judgments and other actions against non-U.S. individuals and companies.

Investing through Bond Connect — The fund may invest in onshore China bonds via Bond Connect, the opening up of China’s Interbank Bond Market (CIBM) to global investors through the China-Hong Kong mutual access program. The program allows foreign and mainland China investors the ability to trade in each other’s bond market through a connection between the mainland and Hong Kong based financial infrastructure institutions. Bond Connect aims to enhance the efficiency and flexibility of investing in the CIBM. This is accomplished by easing the access requirements to enter the market and using the Hong Kong trading infrastructure to connect to China Foreign Exchange Trading System (CFETS). Market volatility and potential lack of liquidity due to low trading volume of certain debt securities in CIBM may result in prices of certain debt securities traded on such market fluctuating significantly. The bid and offer spreads of the prices of such securities may be large, and the fund may therefore incur significant trading, settlement and realization costs and may face counterparty default, liquidity, and volatility risks, resulting in significant losses for the funds and their investors. Bond Connect is a novel concept and, as such, the current regulations are untested and there is no certainty as to how they will be applied. In addition, the current regulations are subject to change which may have potential retrospective effects and there can be no assurance that Bond Connect will not be abolished. New regulations may be issued from time to time by the regulators in the PRC and Hong Kong in connection with operations, legal enforcement and cross-border trades under Bond Connect. The fund may be adversely affected as a result of such changes.

Currency transactions — The fund may enter into currency transactions on a spot (i.e., cash) basis at the prevailing rate in the currency exchange market to provide for the purchase or sale of a currency needed to purchase a security denominated in such currency. In addition, the fund may enter into forward currency contracts and may purchase and sell options on currencies to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Some forward currency contracts, called non-deliverable forwards or NDFs, do not call for physical delivery of the currency and are instead settled through cash payments. Forward currency contracts are typically privately negotiated and traded in the interbank market between large commercial banks (or other currency traders) and their customers. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may purchase or sell a non-U.S. currency against another non-U.S. currency.

The fund may also purchase or write put and call options on foreign currencies on exchanges or in the over-the-counter (“OTC”) market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options, to the extent not exercised, will expire and the fund, as the purchaser, would experience a loss to the extent of the premium paid for the option. Instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the fund could write a put option on the relevant currency, which, if exchange rates move in the manner projected, will expire unexercised and allow the fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, writing a currency option will provide a hedge only up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to purchase or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefit that might otherwise have been obtained from favorable movements in exchange rates. OTC options are bilateral contracts that are individually negotiated and they are generally less liquid than exchange-traded options. Although this type of arrangement allows

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the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve credit risk to the counterparty, whereas for exchange-traded options, credit risk is mutualized through the involvement of the applicable clearing house. Currency options traded on exchanges may be subject to position limits, which may limit the ability of the fund to reduce currency risk using such options. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, substantial price and rate movements may take place in the currency markets that cannot be reflected in the U.S. options markets. See also “Options” for a general description of investment techniques and risks relating to options.

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates, as well as foreign currency transactions, can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad. Such intervention or other events could prevent the fund from entering into foreign currency transactions, force the fund to exit such transactions at an unfavorable time or price or result in penalties to the fund, any of which may result in losses to the fund.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

The realization of gains or losses on foreign currency transactions will usually be a function of the investment adviser’s ability to accurately estimate currency market movements. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. In addition, while entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. See also the “Derivatives” section under "Description of certain securities, investment techniques and risks" for a general description of investment techniques and risks relating to derivatives, including certain currency forwards and currency options.

Forward currency contracts may give rise to leverage, or exposure to potential gains and losses in excess of the initial amount invested. Leverage magnifies gains and losses and could cause the fund to be subject to more volatility than if it had not been leveraged, thereby resulting in a heightened risk of loss. Forward currency contracts are considered derivatives. Accordingly, under the SEC’s rule applicable to the fund’s use of derivatives, a fund’s obligations with respect to these instruments will depend on the fund’s aggregate usage of and exposure to derivatives, and the fund’s usage of forward currency contracts is subject to written policies and procedures reasonably designed to manage the fund’s derivatives risk.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code of 1986 as amended (the "Code") and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

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Indirect exposure to cryptocurrencies – Cryptocurrencies are currencies which exist in a digital form and may act as a store of wealth, a medium of exchange or an investment asset. There are thousands of cryptocurrencies, such as bitcoin. Although the fund has no current intention of directly investing in cryptocurrencies, some issuers have begun to accept cryptocurrency for payment of services, use cryptocurrencies as reserve assets or invest in cryptocurrencies, and the fund may invest in securities of such issuers. The fund may also invest in securities of issuers which provide cryptocurrency-related services.

Cryptocurrencies are subject to fluctuations in value. Cryptocurrencies are not backed by any government, corporation or other identified body. Rather, the value of a cryptocurrency is determined by other factors, such as the perceived future prospects or the supply and demand for such cryptocurrency in the global market for the trading of cryptocurrency. Such trading markets are unregulated and may be more exposed to operational or technical issues as well as fraud or manipulation in comparison to established, regulated exchanges for securities, derivatives and traditional currencies. The value of a cryptocurrency may decline precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a loss of confidence in its network or a change in user preference to other cryptocurrencies. An issuer that owns cryptocurrencies may experience custody issues, and may lose its cryptocurrency holdings through theft, hacking, or technical glitches in the applicable blockchain. The fund may experience losses as a result of the decline in value of its securities of issuers that own cryptocurrencies or which provide cryptocurrency-related services. If an issuer that owns cryptocurrencies intends to pay a dividend using such holdings or to otherwise make a distribution of such holdings to its stockholders, such dividends or distributions may face regulatory, operational and technical issues.

Factors affecting the further development of cryptocurrency include, but are not limited to: continued worldwide growth of, or possible cessation of or reversal in, the adoption and use of cryptocurrencies and other digital assets; the developing regulatory environment relating to cryptocurrencies, including the characterization of cryptocurrencies as currencies, commodities, or securities, the tax treatment of cryptocurrencies, and government and quasi-government regulation or restrictions on, or regulation of access to and operation of, cryptocurrency networks and the exchanges on which cryptocurrencies trade, including anti-money laundering regulations and requirements; perceptions regarding the environmental impact of a cryptocurrency; changes in consumer demographics and public preferences; general economic conditions; maintenance and development of open-source software protocols; the availability and popularity of other forms or methods of buying and selling goods and services; the use of the networks supporting digital assets, such as those for developing smart contracts and distributed applications; and general risks tied to the use of information technologies, including cyber risks. A hack or failure of one cryptocurrency may lead to a loss in confidence in, and thus decreased usage and/or value of, other cryptocurrencies.

Real estate investment trusts — Real estate investment trusts ("REITs"), which primarily invest in real estate or real estate-related loans, may issue equity or debt securities. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

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The fund may enter into roll transactions, such as a mortgage dollar roll where the fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date, at a pre-determined price. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (often referred to as the “drop”), if any, as well as by the interest earned on the cash proceeds of the initial sale. The fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold (e.g., greater prepayment risk). These transactions are accounted for as purchase and sale transactions, which contribute to the fund’s portfolio turnover rate.

With to be announced (TBA) transactions, the particular securities (i.e., specified mortgage pools) to be delivered or received are not identified at the trade date, but are “to be announced” at a later settlement date. However, securities to be delivered must meet specified criteria, including face value, coupon rate and maturity, and be within industry-accepted “good delivery” standards.

The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities, as well as TBAs and roll transactions, will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Repurchase agreements — The fund may enter into repurchase agreements, or “repos”, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repo may be considered a loan by the fund that is collateralized by the security purchased. Repos permit the fund to maintain liquidity and earn income over periods of time as short as overnight.

The seller must maintain with a custodian collateral equal to at least the repurchase price, including accrued interest. In tri-party repos and centrally cleared or “sponsored” repos, a third-party custodian, either a clearing bank in the case of tri-party repos or a central clearing counterparty in the case of centrally cleared repos, facilitates repo clearing and settlement, including by providing collateral management services. In bilateral repos, the parties themselves are responsible for settling transactions.

The fund will only enter into repos involving securities of the type in which it could otherwise invest. If the seller under the repo defaults, the fund may incur a loss if the value of the collateral securing the repo has declined and may incur disposition costs and delays in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

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Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) commercial paper; (d) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (e) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (f) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (g) higher quality corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Commercial paper — The fund may purchase commercial paper. Commercial paper refers to short-term promissory notes issued by a corporation to finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which the fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

Loan assignments and participations — The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively “borrowers”). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower’s assets and liabilities (recapitalizations), to merge with or acquire another company (mergers and acquisitions), to take

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control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Some loans may represent revolving credit facilities or delayed funding loans, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. These commitments may have the effect of requiring the fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

Some loans may represent debtor-in-possession financings (commonly known as “DIP financings”). DIP financings are arranged when an entity seeks the protections of the bankruptcy court under Chapter 11 of the U.S. Bankruptcy Code. These financings allow the entity to continue its business operations while reorganizing under Chapter 11. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is a risk that the entity will not emerge from Chapter 11 and will be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the fund’s only recourse will be against the collateral securing the DIP financing.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary. Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser’s decision not to receive material, non-public information may impact the investment adviser’s ability to assess a borrower’s requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments, it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Loan assignments are often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the purchase of a loan. Risks may also arise due to the inability of the agent to meet its obligations under the loan agreement.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and

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only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. Risks may arise due to delayed settlements of loan assignments and participations. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, a limited number of investors may be interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund’s interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by securities laws.

Unfunded commitment agreements — The fund may enter into unfunded commitment agreements to make certain investments, including unsettled bank loan purchase transactions. Under the SEC’s rule applicable to the fund’s use of derivatives, unfunded commitment agreements are not derivatives transactions. The fund will only enter into such unfunded commitment agreements if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements as they come due.

Inverse floating rate notes — The fund may invest in inverse floating rate notes (a type of derivative instrument). These notes have rates that move in the opposite direction of prevailing interest rates. A change in prevailing interest rates will often result in a greater change in these instruments’ interest rates. As a result, these instruments may have a greater degree of volatility than other types of interest-bearing securities.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Restricted securities held by the fund are often eligible for resale under Rule 144A, an exemption under the 1933 Act allowing for resales to “Qualified Institutional Buyers.” Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale

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significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Maturity — There are no restrictions on the maturity composition of the portfolio. The fund invests in debt securities with a wide range of maturities. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

Derivatives — In pursuing its investment objective, the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. In addition to investing in forward currency contracts and currency options, as described under “Currency transactions,” the fund may take positions in futures contracts and options on futures contracts and swaps, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (“OTC”) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive. Derivative instruments are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative

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instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could suffer losses.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative, including swaps and OTC options) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

The fund’s compliance with the SEC’s rule applicable to the fund’s use of derivatives may limit the ability of the fund to use derivatives as part of its investment strategy. The rule requires that a fund that uses derivatives in more than a limited manner, which is currently the case for the fund, adopt a derivatives risk management program, appoint a derivatives risk manager and comply with an outer limit on leverage based on value at risk, or “VaR”. VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon (i.e., 20 trading days) and at a specified confidence level (i.e., 99%). VaR will not provide, and is not intended to provide, an estimate of an instrument’s or portfolio’s maximum potential loss amount. For example, a VaR of 5% with a specified confidence level of 99% would mean that a VaR model estimates that 99% of the time a fund would not be expected to lose more than 5% of its total assets over the given time period. However, 1% of the time, the fund would be expected to lose more than 5% of its total assets, and in such a scenario the VaR model does not provide an estimate of the extent of this potential loss. The derivatives rule may not be effective in limiting the fund’s risk of loss, as measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the fund’s derivatives or other investments. A fund is generally required to satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 200% of the VaR of a designated reference portfolio that does not utilize derivatives each business day. If a fund does not have an appropriate designated reference portfolio in light of the fund’s investments, investment objectives and strategy, a fund must satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 20% of the value of the fund’s net assets each business day.

Options — The fund may invest in option contracts, including options on futures and options on currencies, as described in more detail under “Futures and Options on Futures” and “Currency Transactions,” respectively. An option contract is a contract that gives the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

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By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price, which is also referred to as the strike price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the option premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the strike price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

As a buyer of a put option, the fund can expect to realize a gain if the price of the underlying currency or instrument falls substantially. However, if the price of the underlying currency or instrument does not fall enough to offset the cost of purchasing the option, the fund can expect to suffer a loss, albeit a loss limited to the amount of the option premium plus any applicable transaction costs.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified strike price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If the price of the underlying currency or instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the price of the underlying currency or instrument remains the same over time, it is likely that the writer would also profit because it should be able to close out the option at a lower price. This is because an option’s value decreases with time as the currency or instrument approaches its expiration date. If the price of the underlying currency or instrument falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying currency or instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the strike price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

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Several risks are associated with transactions in options on currencies, securities and other instruments (referred to as the “underlying instruments”). For example, there may be significant differences between the underlying instruments and options markets that could result in an imperfect correlation between these markets, which could cause a given transaction not to achieve its objectives. When a put or call option on a particular underlying instrument is purchased to hedge against price movements in a related underlying instrument, for example, the price to close out the put or call option may move more or less than the price of the related underlying instrument.

Options prices can diverge from the prices of their underlying instruments for a number of reasons. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in the volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices in the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the markets for the underlying instruments, from structural differences in how options and underlying instruments are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options contracts with a greater or lesser value than the underlying instruments it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the underlying instruments, although this may not be successful. If price changes in the fund’s options positions are less correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

There is no assurance that a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volumes and liquidity if their strike prices are not close to the current prices of the underlying instruments. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and could potentially require the fund to hold a position until delivery or expiration regardless of changes in its value.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, in order to adjust the risk and return profile of the fund’s overall position. For example, purchasing a put option and writing a call option on the same underlying instrument could construct a combined position with risk and return characteristics similar to selling a futures contract (but with leverage embedded). Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price to reduce the risk of the written call option in the event of a substantial price increase. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Futures and options on futures — The fund may enter into futures contracts and options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. Futures contracts and options on futures contracts are standardized, exchange-traded contracts, and, when such contracts are bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

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Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. A fund is also required to deposit and maintain margin with an FCM with respect to put and call options on futures contracts written by the fund. Such margin deposits will vary depending on the nature of the underlying futures contract (and related initial margin requirements), the current market value of the option, and other futures positions held by the fund. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and options on futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable Commodity Futures Trading Commission (“CFTC”) rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable CFTC rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

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The fund may purchase and write call and put options on futures. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract, and the writer is assigned the opposite short position. The opposite is true in the case of a put option. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option. See also “Options” above for a general description of investment techniques and risks relating to options.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures or futures options contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets posted as margin for its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures and futures options contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures or futures options contract traded outside the United States may also involve the risk of foreign currency fluctuations.

Swaps — The fund may enter into swaps, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return.

Swaps can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded OTC and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and credit default swap indices are traded on SEFs and cleared. Other forms of swaps, such as total return swaps, are entered into on a bilateral

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basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swaps, the fund will enter into swaps only with counterparties that meet certain credit standards and have agreed to specific collateralization procedures; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. In addition, bilateral swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum margin amounts, which may result in the fund and its counterparties posting higher margin amounts for bilateral swaps than would otherwise be the case.

The term of a swap can be days, months or years and certain swaps may be less liquid than others. If a swap is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Swaps can take different forms. The fund may enter into the following types of swaps:

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap is generally equal to the net amount to be paid or received under the swap based on the relative value of the position held by each party.

In addition to the risks of entering into swaps discussed above, the use of interest rate swaps involves the risk of losses if interest rates change.

Total return swaps — The fund may enter into total return swaps in order to gain exposure to a market or security without owning or taking physical custody of such security or investing directly in such market. A total return swap is an agreement in which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract during the specified term in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The asset underlying the contract may be a single security, a basket of securities or a securities index. Like other swaps, the use of total return swaps involves certain risks, including potential losses if a counterparty defaults on its payment obligations to the fund or the underlying assets do not perform as anticipated. There is no guarantee that entering into a total return swap will deliver returns in excess of the interest costs involved and, accordingly, the fund’s

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performance may be lower than would have been achieved by investing directly in the underlying assets.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (CDS) contract representing the relevant constituent.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap.

The use of CDSI, like all other swaps, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays.

Additionally, when the fund invests in a CDSI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI is based, the investment could result in losses to the fund.

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Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective measures and/or financial loss. While the fund and its investment adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Inflation/Deflation risk — The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation or inflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to

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borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — The fund may purchase shares of certain other investment companies managed by the investment adviser or its affiliates (“Central Funds”). The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2023 and 2022 were 466% and 412%, respectively. The fund’s portfolio turnover rates excluding mortgage dollar roll transactions for the fiscal years ended December 31, 2023 and 2022 were 91% and 74%, respectively. See “Forward commitment, when issued and delayed delivery transactions” above for more information on mortgage dollar rolls. Variations in turnover rates are due to changes in trading activity during the period. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

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Additional information about the fund‘s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or government sponsored enterprises or repurchase agreements with respect thereto. For purposes of this policy, with respect to a private activity municipal bond the principal and interest payments of which are derived primarily from the assets and revenues of a non-governmental entity, the fund will look to such non-governmental entity to determine the industry to which the investment should be allocated.

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Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Francisco G. Cigarroa, MD, 1957 Trustee (2021)	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	88	None	· Corporate board experience · Service on boards of community and nonprofit organizations · MD
Nariman Farvardin, 1956 Trustee (2018)	President, Stevens Institute of Technology	93	None

· Senior management experience, educational institution

· Corporate board experience

· Professor, electrical and computer engineering

· Service on advisory boards and councils for educational, nonprofit and governmental organizations

· MS, PhD, electrical engineering

Jennifer C. Feikin, 1968 Trustee (2022)	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	102	Hertz Global Holdings, Inc.	· Senior corporate management experience · Corporate board experience · Business consulting experience · Service on advisory and trustee boards for charitable and nonprofit organizations · JD

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Leslie Stone Heisz, 1961 Trustee (2022)	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	102	Edwards Lifesciences; Public Storage, Inc.

· Senior corporate management experience, investment banking

· Business consulting experience

· Corporate board experience

· Service on advisory and trustee boards for charitable and nonprofit organizations

· MBA

Mary Davis Holt, 1950 Trustee (2015-2016; 2017)	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former COO, Time Life Inc. (1993-2003)	89	None

· Service as chief operations officer, global media company

· Senior corporate management experience

· Corporate board experience

· Service on advisory and trustee boards for educational, business and nonprofit organizations

· MBA

Merit E. Janow, 1958 Trustee (2010)	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	99	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated Former director of Trimble Inc. (software, hardware and services technology) (until 2021)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive) (2010)	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	93	None

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

Alexandra Trower, 1964 Trustee (2019)	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	88	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding
Paul S. Williams, 1959 Trustee (2020)	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm)	88

Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Former director of Essendant, Inc. (business products wholesaler) (until 2019); Romeo Power, Inc. (manufacturer of batteries for electric vehicles) (until 2022); Compass Minerals, Inc. (producer of salt and specialty fertilizers) (until 2023)

· Senior corporate management experience

· Corporate board experience

· Corporate governance experience

· Service on trustee boards for charitable and educational nonprofit organizations

· Securities law expertise

· JD

The Bond Fund of America — Page 38

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund‘s service providers also permit the interested trustees to make a significant contribution to the fund’s board.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Michael C. Gitlin, 1970 Trustee (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; President, Chief Executive Officer and Director, The Capital Group Companies, Inc.*; Vice Chairman and Director, Capital Research and Management Company	88	None
Karl J. Zeile, 1966 Trustee (2019)	Partner – Capital Fixed Income Investors, Capital Research and Management Company	23	None

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Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Pramod Atluri, 1976 President (2016)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*; Director, Capital Research and Management Company
Kristine M. Nishiyama, 1970 Principal Executive Officer (2003)	Senior Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company*
Michael W. Stockton, 1967 Executive Vice President (2021)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company
David J. Betanzos, 1974 Senior Vice President (2016)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
David A. Hoag, 1965 Senior Vice President (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Fergus N. MacDonald, 1969 Senior Vice President (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Partner – Capital Fixed Income Investors, Capital Bank and Trust Company*
Chitrang Purani, 1977 Vice President (2024)	Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary (2006-2014, 2023)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Becky L. Park, 1979 Treasurer (2021)	Vice President – Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary (2014)	Associate – Fund Business Management Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer (2019)	Vice President – Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer (2011)	Senior Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.

2 Trustees and officers of the fund serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the fund within the meaning of the 1940 Act, on the basis of his or her affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

5 All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2023:

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds overseen by trustee in same family of investment companies as the fund
Independent trustees
Francisco G. Cigarroa	None	None	Over $100,000	Over $100,000
Nariman Farvardin	None	Over $100,000	Over $100,000	Over $100,000
Jennifer C. Feikin	Over $100,000	Over $100,000	$50,001 – $100,000	Over $100,000
Leslie Stone Heisz	None	Over $100,000	N/A	N/A
Mary Davis Holt	None	Over $100,000	N/A	N/A
Merit E. Janow	$50,001 – $100,000	Over $100,000	N/A	Over $100,000
Margaret Spellings	Over $100,000	Over $100,000	N/A	Over $100,000
Alexandra Trower	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Paul S. Williams	$10,001 – $50,000	Over $100,000	N/A	Over $100,000

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund
Interested trustees
Michael C. Gitlin	Over $100,000	Over $100,000
Karl J. Zeile	Over $100,000	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2023, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

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Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The board typically meets either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters which that independent trustee serves. Board and committee chairs receive additional fees for their services.

The fund and the other funds served by each independent trustee each pay a portion of these fees.

No pension or retirement benefits are accrued as part of fund expenses. Generally, independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended December 31, 2023:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
Francisco G. Cigarroa[2]	$23,051	$337,500
Nariman Farvardin[2]	14,765	520,475
Jennifer C. Feikin[2]	23,051	425,000
Leslie Stone Heisz	23,051	425,000
Mary Davis Holt	17,860	404,500
Merit E. Janow[2]	14,992	544,775
Margaret Spellings[2]	17,497	510,475
Alexandra Trower[2]	23,734	347,500
Paul S. Williams[2]	23,734	347,500

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2023 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2023 fiscal year for participating trustees is as follows: Francisco G. Cigarroa ($32,280), Nariman Farvardin ($139,141), Jennifer C. Feikin ($24,240), Merit E. Janow ($13,133), Margaret Spellings ($98,768), Alexandra Trower ($96,572) and Paul S. Williams ($26,432). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

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Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 3, 1973, and reorganized as a Delaware statutory trust on March 1, 2011. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, Virginia College Savings PlanSM (Virginia529SM) will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving

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board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund‘s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund‘s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund‘s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of Francisco G. Cigarroa, Leslie Stone Heisz, Mary Davis Holt and Paul S. Williams. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2023 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2023 fiscal year.

The fund has a nominating and governance committee comprised of Nariman Farvardin, Jennifer C. Feikin, Merit E. Janow, Margaret Spellings and Alexandra Trower. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such

The Bond Fund of America — Page 45

suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2023 fiscal year.

The independent board members of the fund have oversight responsibility for the fund and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each fund in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the fund’s assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the fund’s investment objectives. Each committee reports to the full board of the fund.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund and other funds advised by the investment adviser or its affiliates. The complete text of these principles is available at capitalgroup.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The boards of American Funds have established a Joint Proxy Committee (“JPC”) composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so, including when securities are out on loan as part of a securities lending program. Proxies for companies outside the United States also are voted, provided there is sufficient time and information available and subject to local market conditions. Certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting its voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and clients on a pro-rata basis based on assets.

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement.

For proxies of securities managed by a particular equity investment division of the investment adviser, the initial voting recommendation is made either by one or more of the division’s investment analysts familiar with the company and industry or, for routine matters, by a member of the investment adviser’s stewardship and engagement team and reviewed by the applicable analyst(s). Depending on the vote,

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a second recommendation may be made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the proxy voting committee of the applicable investment division for a final voting decision. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the JPC, as appropriate.

From time to time, the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by, (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict.

The investment adviser has developed procedures to identify and address instances where a vote could appear to be influenced by such a relationship. Each equity investment division of the investment adviser has established a Special Review Committee (“SRC”) of senior investment professionals and legal and compliance professionals with oversight of potentially conflicted matters.

If a potential conflict is identified according to the procedure above, the SRC will take appropriate steps to address the conflict of interest, which may include engaging an independent third party to review the proxy, using Capital Group’s Principles, and provide an independent voting recommendation to the investment adviser for vote execution. The investment adviser will generally follow the third party’s recommendation, except when it believes the recommendation is inconsistent with the investment adviser’s fiduciary duty to its clients. Occasionally, it may not be feasible to engage the third party to review the matter due to compressed timeframes or other operational issues. In this case, the SRC will take appropriate steps to address the conflict of interest, including reviewing the proxy after being provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the Capital Group website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Capital Group website.

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Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser considers, among other things, a nominee’s potential conflicts of interest, track record in shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports diversity of experience among board members, and the separation of the chairman and CEO positions.

Governance provisions — Proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; in addition, they should be aligned with the long-term success of the company and the enhancement of shareholder value.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

“ESG” shareholder proposals — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry standard practices. With respect to environmental matters, this includes disclosures aligned with industry standards and sustainability reports more generally. With respect to social matters, the investment adviser expects companies to be able to articulate a strategy or plan to advance diversity and equity within the workforce, including the company’s management and board, subject to local norms and expectations. To that end, disclosure of data relating to workforce diversity and equity that is consistent with broadly applicable standards is generally supported.

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Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on February 1, 2024. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co.	Record	Class A	53.33%
For the exclusive benefit of customers		Class C	11.68%
Omnibus account		Class F-3	41.96%
St. Louis, Mo.		Class 529-A	24.98%
		Class 529-C	24.61%

Pershing, LLC	Record	Class A	6.16%
Omnibus account		Class C	11.68%
Jersey City, N.J.		Class F-1	6.13%
		Class F-2	11.63%
		Class F-3	8.50%
		Class 529-F-2	6.10%

Wells Fargo Clearing Services, LLC	Record	Class C	9.64%
Special custody account for the exclusive benefit of customers		Class F-2	19.21%
St. Louis, Mo.		Class 529-C	7.03%

LPL Financial	Record	Class C	7.85%
Omnibus customer account		Class F-1	6.34%
San Diego, Calif.		Class F-2	19.66%

Raymond James	Record	Class C	7.13%
Omnibus for mutual funds house account		Class F-2	5.65%
St. Petersburg, Fla.		Class 529-C	7.76%
		Class 529-F-2	6.82%

Morgan Stanley Smith Barney, LLC	Record	Class C	6.18%
For the benefit of its customers		Class F-2	8.41%
Omnibus account		Class 529-A	6.92%
New York, N.Y.		Class 529-C	11.38%

National Financial Services, LLC	Record	Class C	5.01%
For the exclusive benefit of customers		Class F-1	10.51%
Omnibus account		Class F-2	19.10%
Jersey City, N.J.		Class F-3	10.66%

Voya Institutional Trust Company	Record	Class F-1	20.42%
401K plan	beneficial
Windsor, Conn.

Charles Schwab & Co., Inc.	Record	Class F-1	16.92%
For the benefit of customers account 1
San Francisco, Calif.

Charles Schwab & Co., Inc.	Record	Class F-3	28.00%
Omnibus account 2
San Francisco, Calif.

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Name and address	Ownership	Ownership percentage
Capital Research and Management Company	Record	Class 529-F-1	100.00%
Corporate account		Class 529-F-3	100.00%
Irvine, Calif.

DCGT Trustee & Custodian	Record	Class R-1	27.86%
PLIC Various Retirement Plans
Omnibus account
Des Moines, Iowa

Matrix Trust Company as agent for Advisor Trust, Inc.	Record	Class R-1	5.03%
Bellmore-Merrick CSHD (NY) 403(B)	beneficial
Denver, Colo.

State Street Bank and Trust Company as Trustee/Custodian	Record	Class R-2-E	7.84%
For the benefit of ADP Access Product 401K	beneficial
Boston, Mass.

MLPF&S	Record	Class R-4	5.97%
For the sole benefit of its customers
Jacksonville, Fla.

Wells Fargo Bank NA Trustee	Record	Class R-5	42.43%
New Jersey Transit Retirement Plans	beneficial
C/O Empower
Greenwood Village, Colo.

Voya Institutional Trust Company	Record	Class R-5	16.61%
as trustee or custodian for	beneficial
Core Market Retirement Plans
Braintree, Mass.

VRSCO FBO VTC Custodian Trustee Retirement Plans	Record	Class R-5	5.33%
Houston, Texas	beneficial

Trader Joe's Company Retirement Plan	Record	Class R-5-E	23.18%
Greenwood Village, Colo.	beneficial

Lincoln Retirement Services Co. FBO
Wycliffe Bible Translators 403(B)	Record	Class R-5-E	7.96%
Fort Wayne, Ind.	beneficial

Empower Trust FBO
Empower Benefit Plans	Record	Class R-5-E	6.36%
Greenwood Village, Colo.	beneficial

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Name and address	Ownership	Ownership percentage
American Funds 2030 Target Date Retirement Fund	Record	Class R-6	16.29%
Norfolk, Va.

American Funds 2025 Target Date Retirement Fund	Record	Class R-6	15.67%
Norfolk, Va.

American Funds 2020 Target Date Retirement Fund	Record	Class R-6	7.76%
Norfolk, Va.

American Funds Income Portfolio omnibus account	Record	Class R-6	7.04%
Norfolk, Va.

Because Class T and Class 529-T shares are not currently offered to the public, Capital Research and Management Company, the fund’s investment adviser, owns 100% of the fund‘s outstanding Class T and Class 529-T shares.

As of February 1, 2024, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to all F share classes, all R share classes or all 529 share classes, respectively.

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Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as Bloomberg U.S. Aggregate Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

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The following table reflects information as of December 31, 2023:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Pramod Atluri	Over $1,000,000	4	$342.3	3	$3.61	None
David J. Betanzos	$100,001 – $500,000	6	$66.8	4	$1.57	None
David A. Hoag	Over $1,000,000	7	$407.4	4	$14.31	None
Fergus N. MacDonald	Over $1,000,000	8	$171.6	6	$2.41	None
Chitrang Purani	$100,001 – $500,000	3	$222.4	3	$3.61	None

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

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Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until April 30, 2024, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

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Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.16	3,000,000,000	6,000,000,000
0.15	6,000,000,000	10,000,000,000
0.14	10,000,000,000	16,000,000,000
0.13	16,000,000,000	20,000,000,000
0.12	20,000,000,000	28,000,000,000
0.115	28,000,000,000	36,000,000,000
0.11	36,000,000,000	52,000,000,000
0.107	52,000,000,000	76,000,000,000
0.105	76,000,000,000

Management fees are paid monthly and accrued daily.

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	Monthly gross investment income
	In excess of	Up to
2.25%	$ 0	$ 8,333,333
2.00	8,333,333	41,666,667
1.75	41,666,667

For the purposes of such computations under the Agreement, the fund’s gross investment income is determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended December 31, 2023, 2022 and 2021, the investment adviser earned from the fund management fees of $150,802,000, $130,154,000 and $117,038,000, respectively.The investment adviser voluntarily waived a portion of its management fees derived from the fund’s gross investment income during the fiscal year ended December 31, 2023. Accordingly, after giving effect to the fee waiver, the fund paid the investment adviser management fees of $150,444,000 (a reduction of $358,000) for the fiscal year ended December 31, 2023.

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Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, T, F, R and 529 shares. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, T, F, R and 529 shares. The Administrative Agreement will continue in effect until April 30, 2024, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to each of the share classes (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

During the 2023 fiscal year, administrative services fees were:

Administrative services fee
Class A	$7,299,000
Class C	135,000
Class T	—*
Class F-1	233,000
Class F-2	6,809,000
Class F-3	2,599,000
Class 529-A	346,000
Class 529-C	12,000
Class 529-E	10,000
Class 529-T	—*
Class 529-F-1	—*
Class 529-F-2	46,000
Class 529-F-3	—*
Class R-1	12,000
Class R-2	94,000
Class R-2E	11,000
Class R-3	154,000
Class R-4	147,000
Class R-5E	51,000
Class R-5	86,000
Class R-6	4,632,000

*Amount less than $1,000.

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Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and financial professionals upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial professionals, in connection with investments in Class T, F-1, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares.

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Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2023	$4,243,000	$15,655,000
	2022	4,184,000	15,336,000
	2021	8,434,000	31,793,000
Class C	2023	—	615,000
	2022	176,000	535,000
	2021	664,000	1,177,000
Class 529-A	2023	221,000	834,000
	2022	193,000	729,000
	2021	265,000	998,000
Class 529-C	2023	—	97,000
	2022	13,000	84,000
	2021	13,000	126,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6, no 12b-1 fees are paid from Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 or R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

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Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan; however, for Class 529-A shares, the board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable. As of the fund’s most recent fiscal year, unreimbursed expenses that remained subject to reimbursement under the Plan for Class A shares totaled $6,295,000 or less than 1% of Class A net assets.

Class T and 529-T — For Class T and 529-T shares, the fund may annually expend up to .50% under the applicable Plan; however, the fund’s board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to Class T and 529-T shares for paying service-related expenses.

Other share classes — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class F-1	0.25	—	0.50
Class 529-C	0.25	0.75	1.00
Class 529-E	0.25	0.25	0.75
Class 529-F-1	0.25	—	0.50
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-2E	0.25	0.35	0.85
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

1 Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.

2 The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.

Payment of service fees — For purchases of less than $1 million, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A, C, 529-A or 529-C shares. For purchases of $1 million or more, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A or 529-A shares.

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Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

During the 2023 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$60,828,000	$5,060,000
Class C	4,486,000	422,000
Class T	—	—
Class F-1	1,907,000	190,000
Class 529-A	2,719,000	238,000
Class 529-C	415,000	39,000
Class 529-E	164,000	16,000
Class 529-T	—	—
Class 529-F-1	—	—
Class R-1	394,000	45,000
Class R-2	2,338,000	561,000
Class R-2E	212,000	19,000
Class R-3	2,565,000	507,000
Class R-4	1,228,000	196,000

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Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial professionals to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial professional. If you need a financial professional, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia529 — Class 529 shares are offered to certain American Funds by Virginia529 through CollegeAmerica and Class ABLE shares are offered to certain American Funds by Virginia529 through ABLEAmerica, a tax-advantaged savings program for individuals with disabilities. As compensation for its oversight and administration of the CollegeAmerica and ABLEAmerica savings plans, Virginia529 is entitled to receive a quarterly fee based on the combined net assets invested in Class 529 shares and Class ABLE shares across all American Funds. The quarterly fee is accrued daily and calculated at the annual rate of .09% on the first $20 billion of net assets invested in American Funds Class 529 shares and Class ABLE shares, .05% on net assets between $20 billion and $75 billion and .03% on net assets over $75 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of American Funds Class 529 and Class ABLE shares for the last month of the prior calendar quarter. Virginia529 is currently waiving that portion of its fee attributable to Class ABLE shares. Such waiver is expected to remain in effect until the earlier of (a) the date on which total net assets invested in Class ABLE shares reach $300 million and (b) June 30, 2028.

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Other compensation to dealers — As of March 31, 2024, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

Osaic
American Portfolios Advisors, Inc.

American Portfolios Financial Services, Inc.

Ladenburg Thalmann & Co Inc.
Osaic Institutions, Inc.
Osaic Wealth, Inc.

Securities America, Inc.
Triad Advisors LLC

Woodbury Financial Services, Inc.
Ameriprise
Ameriprise Financial Services LLC
Ameriprise Financial Services, Inc.
Atria Wealth Solutions
Cadaret, Grant & Co., Inc.
CUSO Financial Services, L.P.

Grove Point Investments LLC

NEXT Financial Group, Inc.
SCF Securities, Inc.
Sorrento Pacific Financial, LLC
Western International Securities, Inc.
Avantax Investment Services, Inc.
Cambridge

Cambridge Investment Research Advisors, Inc.

Cambridge Investment Research, Inc.
Cetera Financial Group
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
Charles Schwab Network
Charles Schwab & Co., Inc.
Charles Schwab Trust Bank
Commonwealth
Commonwealth Financial Network
Edward Jones
Equitable Advisors
Equitable Advisors LLC
Fidelity
Fidelity Investments
Fidelity Retirement Network
National Financial Services LLC
J.P. Morgan Chase Banc One
J.P. Morgan Securities LLC
JP Morgan Chase Bank, N.A.
Janney Montgomery Scott
Janney Montgomery Scott LLC

Kestra

Kestra Investment Services LLC

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Lincoln Network
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Group
LPL Financial LLC
Private Advisor Group, LLC
Merrill
Bank of America Private Bank
Merrill Lynch, Pierce, Fenner & Smith Incorporated
MML Investors Services
MML Distributors LLC
MML Investors Services, LLC

Morgan Stanley Wealth Management
Northwestern Mutual
Northwestern Mutual Investment Services, LLC
Raymond James Group
Raymond James & Associates, Inc.
Raymond James Financial Services Inc.
RBC
RBC Capital Markets LLC
Robert W. Baird
Robert W. Baird & Co, Incorporated
Stifel, Nicolaus & Co

Stifel, Nicolaus & Company, Incorporated
UBS
UBS Financial Services, Inc.

Wells Fargo Network
Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors LLC

Wells Fargo Bank, N.A.
Wells Fargo Clearing Services LLC

Wells Fargo Community Bank Advisors

Wells Fargo Securities, LLC

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Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

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registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns a minority interest in IEX Group and alternative trading systems, Luminex ATS and LeveL ATS (through a minority interest in their common parent holding company). The investment adviser, or brokers with whom the investment adviser places orders, may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading systems.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

No brokerage commissions were paid by the fund on portfolio transactions for the fiscal years ended December 31, 2023 and 2021. Brokerage commissions paid on portfolio transactions for the fiscal year ended December 31, 2022 amounted to $3,000. Changes in the dollar amount of brokerage commissions paid by the fund over the last three fiscal years resulted from changes in the volume of trading activity.

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The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Bank of America, N.A., Citigroup Inc., Deutsche Bank A.G., Goldman Sachs Group, Inc., J.P. Morgan Securities LLC, LPL Holdings, Inc., Morgan Stanley & Co. LLC and Wells Fargo Securities, LLC. At the end of the fund’s most recently completed fiscal year, the fund held debt securities of Bank of America, N.A. in the amount of $578,458,000, Citigroup Inc. in the amount of $220,065,000, Deutsche Bank A.G. in the amount of $508,488,000, Goldman Sachs Group, Inc. in the amount of $426,705,000, J.P. Morgan Securities LLC in the amount of $526,978,000, LPL Holdings, Inc. in the amount of $30,148,000, Morgan Stanley & Co. LLC in the amount of $508,448,000 and Wells Fargo Securities, LLC in the amount of $521,247,000.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Capital Group website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the Capital Group website no earlier than the 10th day after such month for equity securities, and no earlier than the 30th day after such month for fixed income securities. The fund’s list of top 10 portfolio holdings for equity and fixed income securities is permitted to be posted no earlier than the 10th day after the final month of each calendar quarter. For multi-asset funds, the fund’s list of top 10 portfolio holdings for equity and fixed income securities is permitted to be posted each month, based on the same timeframes described above. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website. The investment adviser may disclose individual holdings more frequently on the Capital Group website if it determines it is in the best interest of the fund.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund‘s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships and up to 10 key global consulting firms with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

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Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to individuals and financial intermediaries that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

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Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including interest rate swaps, total return swaps and positions in credit default swap indices, are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Options are valued using market quotations or valuations provided by one or more pricing vendors. Similar to futures, options may also be valued at the official settlement price if listed on an exchange.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by the investment adviser and approved by the fund’s board. Subject to board oversight, the fund’s board has designated the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair valued securities and the valuation methods used.

As a general principle, these guidelines consider relevant company, market and other data and considerations to determine the price that the fund might reasonably expect to receive if such fair valued securities were sold in an orderly transaction. Fair valuations may differ materially from valuations that would have been used had greater market activity occurred. The investment adviser’s valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities and transactions, dealer or broker quotes, conversion or

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exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Certain short-term securities, such as variable rate demand notes or repurchase agreements involving securities fully collateralized by cash or U.S. government securities, are valued at par.

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars, prior to the next determination of the net asset value of the fund’s shares, at the exchange rates obtained from a third-party pricing vendor.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. Shareholders of the fund that are individuals and meet certain holding period requirements with respect to their fund shares may be eligible for reduced tax rates on “qualified dividend income,” if any, distributed by the fund to such shareholders. In the event the fund's distribution of net investment income exceeds its earnings and profits for tax purposes, a portion of such distribution may be classified as return of capital. Returns of capital distributions decrease your cost basis and are not taxable until your cost basis has been reduced to zero. If your cost basis is zero, returns of capital distributions are treated as capital gains.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital

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loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Certain distributions reported by the fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends. Applicable Treasury regulations allow the fund to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of the fund that have received such taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investing in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their

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federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps, options and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Discount — Certain bonds acquired by the fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as tax exempt income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the fund may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by a fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in the taxable years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a fund at a constant rate over the time remaining to the bond’s maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain. Some of the bonds acquired by a fund with a fixed maturity date of one year or less from the date of their issuance may be treated as having original issue discount or, in certain cases, “acquisition discount” (generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). A fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and is thus included in a fund’s investment company taxable income, will depend upon which of the permitted accrual methods the fund elects.

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Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at capitalgroup.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Unless otherwise noted, all references in the following pages to Class A, C, T or F shares also refer to the corresponding Class 529-A, 529-C, 529-T or 529-F shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial professional or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial professional — Deliver or mail a check to your financial professional.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Calling American Funds Service Company. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using capitalgroup.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates. Class R-6 shares are also available to corporate investment accounts established by The Capital Group Companies, Inc. and its affiliates.

Class R-5 and R-6 shares may also be made available to Virginia529 for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — With the exception of Class T shares, for which rights of exchange are not generally available, you may only exchange shares without a sales charge into other American Funds within the same share class; however, Class A, C, T or F shares may also generally be exchanged without a sales charge for the corresponding 529 share class. Clients of Capital Group Private Client Services may exchange the shares of the fund for those of any other fund(s) managed by Capital Research and Management Company or its affiliates.

Notwithstanding the above, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes.

Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting your financial professional by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are

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processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Class C shares of the fund automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. Class 529-C shares of the fund automatically convert to Class 529-A shares in the month of the 5-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion features of the Class C and Class 529-C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a restriction under the fund’s “frequent trading policy.” Under this policy, systematic redemptions will not trigger a restriction and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Potentially abusive activity — American Funds Service Company will monitor for the types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class C shares for Class A or Class T shares — If you exchange Class C shares for Class A or Class T shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A or Class T sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. Your financial intermediary can also convert Class F-1 shares to Class A shares without a sales charge if they are held in a brokerage account and they were initially transferred to the account or converted from Class C shares. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class

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A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Exchanging Class A or Class T shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A or Class T shares for Class F shares to be held in the program, any Class A or Class T sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account. No contingent deferred sales charge will be assessed as part of the share class conversion.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by American Funds Distributors, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

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Other purchases

In addition, American Funds Class A and Class 529-A shares may be offered at net asset value to companies exchanging securities with the fund through a merger, acquisition or exchange offer and to certain individuals meeting the criteria described above who invested in Class A and Class 529-A shares before Class F-2 and Class 529-F-2 shares were made available under this privilege.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Investment dealers will be compensated solely with an annual service fee that begins to accrue immediately.

Class F-2 and Class 529-F-2 purchases

If requested, American Funds Class F-2 and Class 529-F-2 shares will be sold to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, current or retired employees of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; and
(2)	The Capital Group Companies, Inc. and its affiliated companies.

Once an account in Class F-2 or Class 529-F-2 is established under this privilege, additional investments can be made in Class F-2 or Class 529-F-2 for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Investors may not move investments from a Capital Bank & Trust Company SIMPLE IRA Plus to a Capital Bank & Trust Company SIMPLE IRA unless it is part of a plan transfer or to a current employer’s Capital Bank & Trust Company SIMPLE IRA plan.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

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Dealer commissions and compensation — Commissions (up to .75%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $500,000 or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: .75% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.
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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

The Statement period may be extended in cases where the fund’s distributor determines it is appropriate to do so; for example in periods when there are extenuating circumstances such as a natural disaster that may limit an individual’s ability to meet the investment required under the Statement.

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Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the

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customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

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If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

Reducing your Class T sales charge — As described in the prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

CDSC waivers for Class A and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) will be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC will be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts in accordance with IRS regulations.

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The CDSC on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or

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limits the tax-favored status of CollegeAmerica; or elimination of the fund by Virginia529 as an option for additional investment within CollegeAmerica.

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds U.S. Government Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds and you may be subject to a fee for the transaction.

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Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except Class T shares and the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

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Automatic exchanges — For all share classes other than Class T shares, you may automatically exchange shares of the same class in amounts of $50 or more among any American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your financial professional or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American Funds Service Company and capitalgroup.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day); or exchange shares by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com. Redemptions and exchanges through American Funds Service Company and capitalgroup.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, please contact American Funds Service Company for assistance. Once you establish this privilege, you, your financial professional or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone or the Internet (including capitalgroup.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these

The Bond Fund of America — Page 91

services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

The Bond Fund of America — Page 92

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the United States, the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the United States or branches of U.S. banks outside the United States.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based on the number of accounts serviced or a percentage of fund assets, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2023 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$31,617,000
Class C	588,000
Class T	—*
Class F-1	1,274,000
Class F-2	24,763,000
Class F-3	108,000
Class 529-A	1,412,000
Class 529-C	52,000
Class 529-E	17,000
Class 529-T	—*
Class 529-F-1	—*
Class 529-F-2	45,000
Class 529-F-3	—*
Class R-1	38,000
Class R-2	1,078,000
Class R-2E	72,000
Class R-3	771,000
Class R-4	484,000
Class R-5E	259,000
Class R-5	150,000
Class R-6	195,000

*Amount less than $1,000.

The Bond Fund of America — Page 93

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services and review of certain documents to be filed with the SEC. Deloitte Tax LLP prepares tax returns for the fund. The financial statements included in this statement of additional information that are from the fund's annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at capitalgroup.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, capitalgroup.com. Shareholders who elect to receive documents electronically will receive such documents in electronic form and will not receive documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the Capital Group organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

The Bond Fund of America — Page 94

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — December 31, 2023

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$11.49
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$11.94

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

The Bond Fund of America — Page 95

Fund numbers — Here are the fund numbers for use when making share transactions:

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Stock and stock/fixed income funds
AMCAP Fund®	002	302	43002	402	602	702
American Balanced Fund®	011	311	43011	411	611	711
American Funds® Developing World Growth and Income Fund	30100	33100	43100	34100	36100	37100
American Funds® Global Balanced Fund	037	337	43037	437	637	737
American Funds® Global Insight Fund	30122	33122	43122	34122	36122	37122
American Funds® International Vantage Fund	30123	33123	43123	34123	36123	37123
American Mutual Fund®	003	303	43003	403	603	703
Capital Income Builder®	012	312	43012	412	612	712
Capital World Growth and Income Fund®	033	333	43033	433	633	733
EuroPacific Growth Fund®	016	316	43016	416	616	716
Fundamental Investors®	010	310	43010	410	610	710
The Growth Fund of America®	005	305	43005	405	605	705
The Income Fund of America®	006	306	43006	406	606	706
International Growth and Income Fund	034	334	43034	434	634	734
The Investment Company of America®	004	304	43004	404	604	704
The New Economy Fund®	014	314	43014	414	614	714
New Perspective Fund®	007	307	43007	407	607	707
New World Fund®	036	336	43036	436	636	736
SMALLCAP World Fund®	035	335	43035	435	635	735
Washington Mutual Investors Fund	001	301	43001	401	601	701
Fixed income funds
American Funds Emerging Markets Bond Fund ®	30114	33114	43114	34114	36114	37114
American Funds Corporate Bond Fund ®	032	332	43032	432	632	732
American Funds Inflation Linked Bond Fund®	060	360	43060	460	660	760
American Funds Mortgage Fund®	042	342	43042	442	642	742
American Funds® Multi-Sector Income Fund	30126	33126	43126	34126	36126	37126
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	43039	439	639	739
American Funds® Strategic Bond Fund	30112	33112	43112	34112	36112	37112
American Funds Tax-Exempt Fund of New York®	041	341	43041	441	641	741
American High-Income Municipal Bond Fund®	040	340	43040	440	640	740
American High-Income Trust®	021	321	43021	421	621	721
The Bond Fund of America®	008	308	43008	408	608	708
Capital World Bond Fund®	031	331	43031	431	631	731
Intermediate Bond Fund of America®	023	323	43023	423	623	723
Limited Term Tax-Exempt Bond Fund of America®	043	343	43043	443	643	743
Short-Term Bond Fund of America®	048	348	43048	448	648	748
The Tax-Exempt Bond Fund of America®	019	319	43019	419	619	719
The Tax-Exempt Fund of California®	020	320	43020	420	620	720
U.S. Government Securities Fund®	022	322	43022	422	622	722
Money market fund
American Funds® U.S. Government Money Market Fund	059	359	43059	459	659	759

The Bond Fund of America — Page 96

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
Stock and stock/fixed income funds
AMCAP Fund	1002	1302	1502	46002	1402	1602	1702	N/A	N/A
American Balanced Fund	1011	1311	1511	46011	1411	1611	1711	N/A	N/A
American Funds Developing World Growth and Income Fund	10100	13100	15100	46100	14100	16100	17100	N/A	N/A
American Funds Global Balanced Fund	1037	1337	1537	46037	1437	1637	1737	N/A	N/A
American Funds Global Insight Fund	10122	13122	15122	46122	14122	16122	17122	N/A	N/A
American Funds International Vantage Fund	10123	13123	15123	46123	14123	16123	17123	N/A	N/A
American Mutual Fund	1003	1303	1503	46003	1403	1603	1703	N/A	N/A
Capital Income Builder	1012	1312	1512	46012	1412	1612	1712	N/A	N/A
Capital World Growth and Income Fund	1033	1333	1533	46033	1433	1633	1733	N/A	N/A
EuroPacific Growth Fund	1016	1316	1516	46016	1416	1616	1716	N/A	N/A
Fundamental Investors	1010	1310	1510	46010	1410	1610	1710	N/A	N/A
The Growth Fund of America	1005	1305	1505	46005	1405	1605	1705	N/A	N/A
The Income Fund of America	1006	1306	1506	46006	1406	1606	1706	N/A	N/A
International Growth and Income Fund	1034	1334	1534	46034	1434	1634	1734	N/A	N/A
The Investment Company of America	1004	1304	1504	46004	1404	1604	1704	N/A	N/A
The New Economy Fund	1014	1314	1514	46014	1414	1614	1714	N/A	N/A
New Perspective Fund	1007	1307	1507	46007	1407	1607	1707	N/A	N/A
New World Fund	1036	1336	1536	46036	1436	1636	1736	N/A	N/A
SMALLCAP World Fund	1035	1335	1535	46035	1435	1635	1735	N/A	N/A
Washington Mutual Investors Fund	1001	1301	1501	46001	1401	1601	1701	N/A	N/A
Fixed income funds
American Funds Emerging Markets Bond Fund	10114	13114	15114	46114	14114	16114	17114	N/A	N/A
American Funds Corporate Bond Fund	1032	1332	1532	46032	1432	1632	1732	N/A	N/A
American Funds Inflation Linked Bond Fund	1060	1360	1560	46060	1460	1660	1760	N/A	N/A
American Funds Mortgage Fund	1042	1342	1542	46042	1442	1642	1742	N/A	N/A
American Funds Multi-Sector Income Fund	10126	13126	15126	46126	14126	16126	17126	N/A	N/A
American Funds Strategic Bond Fund	10112	13112	15112	46112	14112	16112	17112	N/A	N/A
American High-Income Trust	1021	1321	1521	46021	1421	1621	1721	N/A	N/A
The Bond Fund of America	1008	1308	1508	46008	1408	1608	1708	N/A	N/A
Capital World Bond Fund	1031	1331	1531	46031	1431	1631	1731	N/A	N/A
Intermediate Bond Fund of America	1023	1323	1523	46023	1423	1623	1723	N/A	N/A
Short-Term Bond Fund of America	1048	1348	1548	46048	1448	1648	1748	N/A	N/A
U.S. Government Securities Fund	1022	1322	1522	46022	1422	1622	1722	N/A	N/A
Money market fund
American Funds U.S. Government Money Market Fund	1059	1359	1559	46059	1459	1659	1759	48059	60059

The Bond Fund of America — Page 97

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Funds Global Insight Fund	21122	22122	41122	23122	24122	27122	25122	26122
American Funds International Vantage Fund	21123	22123	41123	23123	24123	27123	25123	26123
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Multi-Sector Income Fund	21126	22126	41126	23126	24126	27126	25126	26126
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

The Bond Fund of America — Page 98

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds® 2070 Target Date Retirement Fund	30187	33187	43187	34187	36187	37187
American Funds® 2065 Target Date Retirement Fund	30185	33185	43185	34185	36185	37185
American Funds 2060 Target Date Retirement Fund®	083	383	43083	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	382	43082	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	369	43069	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	368	43068	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	367	43067	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	366	43066	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	365	43065	465	665	765
American Funds 2025 Target Date Retirement Fund®	064	364	43064	464	664	764
American Funds 2020 Target Date Retirement Fund®	063	363	43063	463	663	763
American Funds 2015 Target Date Retirement Fund®	062	362	43062	462	662	762
American Funds 2010 Target Date Retirement Fund®	061	361	43061	461	661	761

The Bond Fund of America — Page 99

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds® 2070 Target Date Retirement Fund	21187	22187	41187	23187	24187	27187	25187	26187
American Funds® 2065 Target Date Retirement Fund	21185	22185	41185	23185	24185	27185	25185	26185
American Funds 2060 Target Date Retirement Fund®	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

The Bond Fund of America — Page 100

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3
American Funds College Target Date Series®
American Funds® College 2042 Fund	10144	13144	15144	46144	14144	16144	17144
American Funds® College 2039 Fund	10136	13136	15136	46136	14136	16136	17136
American Funds® College 2036 Fund	10125	13125	15125	46125	14125	16125	17125
American Funds College 2033 Fund®	10103	13103	15103	46103	14103	16103	17103
American Funds College 2030 Fund®	1094	1394	1594	46094	1494	1694	1794
American Funds College 2027 Fund®	1093	1393	1593	46093	1493	1693	1793
American Funds College 2024 Fund®	1092	1392	1592	46092	1492	1692	1792
American Funds College Enrollment Fund®	1088	1388	1588	46088	1488	1688	1788

The Bond Fund of America — Page 101

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds® Portfolio Series
American Funds® Global Growth Portfolio	055	355	43055	455	655	755
American Funds® Growth Portfolio	053	353	43053	453	653	753
American Funds® Growth and Income Portfolio	051	351	43051	451	651	751
American Funds® Moderate Growth and Income Portfolio	050	350	43050	450	650	750
American Funds® Conservative Growth and Income Portfolio	047	347	43047	447	647	747
American Funds® Tax-Aware Conservative Growth and Income Portfolio	046	346	43046	446	646	746
American Funds® Preservation Portfolio	045	345	43045	445	645	745
American Funds® Tax-Exempt Preservation Portfolio	044	344	43044	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
American Funds Global Growth Portfolio	1055	1355	1555	46055	1455	1655	1755	48055	60055
American Funds Growth Portfolio	1053	1353	1553	46053	1453	1653	1753	48053	60053
American Funds Growth and Income Portfolio	1051	1351	1551	46051	1451	1651	1751	48051	60051
American Funds Moderate Growth and Income Portfolio	1050	1350	1550	46050	1450	1650	1750	48050	60050
American Funds Conservative Growth and Income Portfolio	1047	1347	1547	46047	1447	1647	1747	48047	60047
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1345	1545	46045	1445	1645	1745	48045	60045
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Moderate Growth and Income Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Conservative Growth and Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

The Bond Fund of America — Page 102

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds® Retirement Income Portfolio Series
American Funds® Retirement Income Portfolio – Conservative	30109	33109	43109	34109	36109	37109
American Funds® Retirement Income Portfolio – Moderate	30110	33110	43110	34110	36110	37110
American Funds® Retirement Income Portfolio – Enhanced	30111	33111	43111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

The Bond Fund of America — Page 103

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Ratings Services and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating scale

Aaa
Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

The Bond Fund of America — Page 104

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

The Bond Fund of America — Page 105

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to D if it is subject to a distressed exchange offer.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

The Bond Fund of America — Page 106

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

The Bond Fund of America — Page 107

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

The Bond Fund of America — Page 108

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

The Bond Fund of America — Page 109

Investment portfolio December 31, 2023

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	19.88%
AAA/Aaa	43.23
AA/Aa	3.58
A/A	12.00
BBB/Baa	15.05
Below investment grade	2.26
Unrated	.05
Short-term securities & other assets less liabilities	3.95
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The ratings are not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 96.00%	Principal amount (000)			Value (000)
Mortgage-backed obligations 40.14%
Federal agency mortgage-backed obligations 36.96%
Fannie Mae Pool #932119 4.50% 11/1/2024[1]	USD	101		$100
Fannie Mae Pool #AD3149 4.50% 4/1/2025[1]		66		65
Fannie Mae Pool #AD6392 4.50% 5/1/2025[1]		134		133
Fannie Mae Pool #AD5692 4.50% 5/1/2025[1]		78		78
Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]		—	[2]	—	[2]
Fannie Mae Pool #303591 6.50% 11/1/2025[1]		—	[2]	—	[2]
Fannie Mae Pool #745316 6.50% 2/1/2026[1]		7		7
Fannie Mae Pool #AL1237 6.50% 2/1/2026[1]		1		2
Fannie Mae Pool #256449 6.50% 10/1/2026[1]		11		11
Fannie Mae Pool #MA2973 3.00% 4/1/2027[1]		3		3
Fannie Mae Pool #256821 6.50% 7/1/2027[1]		1		1
Fannie Mae Pool #256856 6.50% 8/1/2027[1]		25		26
Fannie Mae Pool #MA3131 3.00% 9/1/2027[1]		31		31
Fannie Mae Pool #256886 6.50% 9/1/2027[1]		17		18
Fannie Mae Pool #995401 6.50% 10/1/2027[1]		—	[2]	—	[2]
Fannie Mae Pool #257145 6.50% 3/1/2028[1]		6		7
Fannie Mae Pool #251752 6.50% 6/1/2028[1]		—	[2]	—	[2]
Fannie Mae Pool #257431 6.50% 10/1/2028[1]		1		1
Fannie Mae Pool #AL8822 6.50% 11/1/2028[1]		—	[2]	—	[2]
Fannie Mae Pool #496029 6.50% 1/1/2029[1]		—	[2]	—	[2]
Fannie Mae Pool #AY1948 3.50% 1/1/2030[1]		177		171
Fannie Mae Pool #AL9668 3.00% 10/1/2030[1]		5		4
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[1]		229		221
Fannie Mae Pool #AL6344 5.00% 2/1/2031[1]		140		140
Fannie Mae Pool #FM9892 5.00% 9/1/2031[1]		69		68
Fannie Mae Pool #BJ4856 3.00% 2/1/2033[1]		315		300
Fannie Mae Pool #695412 5.00% 6/1/2033[1]		4		4

6	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA3518 4.00% 11/1/2033[1]	USD	11	$11
Fannie Mae Pool #BO1359 2.50% 8/1/2034[1]		1,380	1,285
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		24	25
Fannie Mae Pool #745140 5.00% 11/1/2035[1]		149	151
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]		1,238	1,211
Fannie Mae Pool #MA2717 4.00% 8/1/2036[1]		257	251
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]		1,560	1,525
Fannie Mae Pool #MA2787 4.00% 10/1/2036[1]		873	854
Fannie Mae Pool #AS8355 3.00% 11/1/2036[1]		7,586	7,069
Fannie Mae Pool #AS8554 3.00% 12/1/2036[1]		775	722
Fannie Mae Pool #MA2866 3.00% 1/1/2037[1]		9,133	8,510
Fannie Mae Pool #MA2897 3.00% 2/1/2037[1]		16,069	14,972
Fannie Mae Pool #913966 6.00% 2/1/2037[1]		2	2
Fannie Mae Pool #914612 7.50% 3/1/2037[1]		52	52
Fannie Mae Pool #924069 7.00% 5/1/2037[1]		96	96
Fannie Mae Pool #954927 7.00% 7/1/2037[1]		93	95
Fannie Mae Pool #966170 7.00% 7/1/2037[1]		70	72
Fannie Mae Pool #954936 7.00% 7/1/2037[1]		36	36
Fannie Mae Pool #945680 6.00% 9/1/2037[1]		15	16
Fannie Mae Pool #924866 4.765% 10/1/2037[1,3]		5	5
Fannie Mae Pool #988588 5.50% 8/1/2038[1]		3	3
Fannie Mae Pool #889982 5.50% 11/1/2038[1]		15	16
Fannie Mae Pool #MA3539 4.50% 12/1/2038[1]		33	33
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		37	38
Fannie Mae Pool #AC2641 4.50% 10/1/2039[1]		3,350	3,347
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		26	26
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		62	63
Fannie Mae Pool #MA4093 2.00% 8/1/2040[1]		6,350	5,470
Fannie Mae Pool #AD8522 4.00% 8/1/2040[1]		82	80
Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]		264	268
Fannie Mae Pool #AE1761 4.00% 9/1/2040[1]		1,685	1,644
Fannie Mae Pool #MA4152 2.00% 10/1/2040[1]		7,139	6,149
Fannie Mae Pool #AE5471 4.50% 10/1/2040[1]		496	495
Fannie Mae Pool #AE7567 4.00% 11/1/2040[1]		1,769	1,725
Fannie Mae Pool #AH0007 4.00% 12/1/2040[1]		1,680	1,638
Fannie Mae Pool #AH0539 4.00% 12/1/2040[1]		424	413
Fannie Mae Pool #AE8073 4.00% 12/1/2040[1]		321	313
Fannie Mae Pool #MA4287 2.00% 3/1/2041[1]		82,154	70,615
Fannie Mae Pool #AH6099 5.00% 3/1/2041[1]		970	985
Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]		31	31
Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]		30	30
Fannie Mae Pool #MA4333 2.00% 5/1/2041[1]		67,145	57,590
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]		1,192	1,210
Fannie Mae Pool #MA4364 2.00% 6/1/2041[1]		117,028	100,373
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]		652	662
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		43	43
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]		110,212	94,458
Fannie Mae Pool #FM7690 2.00% 7/1/2041[1]		32,136	27,552
Fannie Mae Pool #BT5941 2.00% 7/1/2041[1]		12,602	10,804
Fannie Mae Pool #MA4407 2.00% 8/1/2041[1]		240,546	206,087
Fannie Mae Pool #FM8120 2.00% 8/1/2041[1]		21,827	18,782
Fannie Mae Pool #AI5172 4.00% 8/1/2041[1]		400	387
Fannie Mae Pool #AL0658 4.50% 8/1/2041[1]		543	542
Fannie Mae Pool #AJ0257 4.00% 9/1/2041[1]		109	107
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]		548	557
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		322	314
Fannie Mae Pool #AJ4154 4.00% 11/1/2041[1]		329	320
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]		374	380
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		107	109
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		74,409	63,633
Fannie Mae Pool #AB4050 4.00% 12/1/2041[1]		622	606
Fannie Mae Pool #AJ7471 4.00% 12/1/2041[1]		392	381
Fannie Mae Pool #AJ4189 4.00% 12/1/2041[1]		371	361
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		68	69
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		31,839	27,208
Fannie Mae Pool #890407 4.00% 2/1/2042[1]		865	842
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		133	135

The Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	USD	18,278	$15,614
Fannie Mae Pool #AK6740 4.00% 3/1/2042[1]		3,212	3,142
Fannie Mae Pool #AL2745 4.00% 3/1/2042[1]		2,534	2,467
Fannie Mae Pool #AK4949 4.00% 3/1/2042[1]		187	182
Fannie Mae Pool #MA4586 2.00% 4/1/2042[1]		5,924	5,061
Fannie Mae Pool #AX3703 4.00% 9/1/2042[1]		3,696	3,596
Fannie Mae Pool #AR1512 3.50% 1/1/2043[1]		465	440
Fannie Mae Pool #MA4908 6.00% 1/1/2043[1]		56	57
Fannie Mae Pool #AT0412 3.50% 3/1/2043[1]		229	215
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		63	60
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		105	100
Fannie Mae Pool #AT2683 4.00% 5/1/2043[1]		1,517	1,477
Fannie Mae Pool #AT5898 3.00% 6/1/2043[1]		14,847	13,653
Fannie Mae Pool #AL3829 3.50% 6/1/2043[1]		2,158	2,040
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]		705	664
Fannie Mae Pool #AV0786 4.00% 11/1/2043[1]		2,787	2,712
Fannie Mae Pool #AL8421 3.50% 1/1/2044[1]		12,057	11,387
Fannie Mae Pool #AX0817 4.00% 9/1/2044[1]		187	182
Fannie Mae Pool #AX8521 3.50% 12/1/2044[1]		302	285
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		100	94
Fannie Mae Pool #BE5009 3.50% 1/1/2045[1]		676	632
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]		1,195	1,121
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		1,703	1,590
Fannie Mae Pool #AZ7366 4.00% 11/1/2045[1]		16,250	15,678
Fannie Mae Pool #AS6348 4.00% 12/1/2045[1]		2,866	2,765
Fannie Mae Pool #AS6839 4.00% 3/1/2046[1]		3,723	3,588
Fannie Mae Pool #BC1352 4.00% 3/1/2046[1]		1,083	1,044
Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]		27	26
Fannie Mae Pool #BC8647 4.50% 6/1/2046[1]		259	256
Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]		32	31
Fannie Mae Pool #BD1550 4.50% 7/1/2046[1]		245	242
Fannie Mae Pool #BD7600 4.50% 9/1/2046[1]		78	77
Fannie Mae Pool #BD9236 3.50% 10/1/2046[1]		319	298
Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]		36,278	34,899
Fannie Mae Pool #MA2809 4.50% 10/1/2046[1]		614	586
Fannie Mae Pool #MA2821 4.50% 10/1/2046[1]		310	298
Fannie Mae Pool #BD9248 4.50% 10/1/2046[1]		225	221
Fannie Mae Pool #AS8310 3.00% 11/1/2046[1]		508	465
Fannie Mae Pool #MA2833 3.00% 12/1/2046[1]		35	32
Fannie Mae Pool #BC9077 3.50% 12/1/2046[1]		15,278	14,264
Fannie Mae Pool #BD2440 3.50% 1/1/2047[1]		1,671	1,560
Fannie Mae Pool #BD7087 4.00% 3/1/2047[1]		34,190	32,986
Fannie Mae Pool #BM1179 3.00% 4/1/2047[1]		600	546
Fannie Mae Pool #BH0876 4.50% 4/1/2047[1]		2,439	2,414
Fannie Mae Pool #MA3002 4.50% 4/1/2047[1]		431	411
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]		986	925
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]		324	305
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]		150	141
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]		130	122
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]		67	63
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		68	65
Fannie Mae Pool #BD3554 4.00% 7/1/2047[1]		423	405
Fannie Mae Pool #256893 7.00% 8/1/2047[1]		10	10
Fannie Mae Pool #CA0453 4.00% 9/1/2047[1]		5,955	5,738
Fannie Mae Pool #BH5696 4.00% 10/1/2047[1]		42,725	41,224
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]		164	153
Fannie Mae Pool #BJ3525 4.50% 11/1/2047[1]		1,045	1,031
Fannie Mae Pool #CA0854 3.50% 12/1/2047[1]		12,266	11,498
Fannie Mae Pool #MA3211 4.00% 12/1/2047[1]		3,257	3,147
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		1,708	1,649
Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]		4,520	4,463
Fannie Mae Pool #BJ3558 4.50% 12/1/2047[1]		1,438	1,419
Fannie Mae Pool #BJ3581 4.50% 12/1/2047[1]		528	522
Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]		1,284	1,201
Fannie Mae Pool #BK0163 4.50% 2/1/2048[1]		1,320	1,302
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]		752	704
Fannie Mae Pool #CA1532 3.50% 4/1/2048[1]		5,007	4,690

8	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	USD	963	$929
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		1,297	1,252
Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]		6,286	5,691
Fannie Mae Pool #CA2102 5.00% 7/1/2048[1]		420	423
Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]		29,554	27,472
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		414	399
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		217	216
Fannie Mae Pool #CA2166 4.50% 8/1/2048[1]		14	13
Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]		73,915	71,322
Fannie Mae Pool #CA2850 4.00% 12/1/2048[1]		2,336	2,264
Fannie Mae Pool #BF0320 5.50% 1/1/2049[1]		5,437	5,706
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		448	417
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]		8,127	7,622
Fannie Mae Pool #BN6708 3.50% 6/1/2049[1]		8,130	7,597
Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]		1,199	1,081
Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]		782	709
Fannie Mae Pool #CA4021 3.50% 8/1/2049[1]		22,792	21,223
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]		2,028	1,897
Fannie Mae Pool #FM2318 3.50% 9/1/2049[1]		39,945	37,315
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]		10,546	9,908
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]		6,011	5,621
Fannie Mae Pool #FM1913 4.00% 9/1/2049[1]		1,587	1,529
Fannie Mae Pool #FM1963 4.00% 11/1/2049[1]		35,570	34,322
Fannie Mae Pool #CA4802 3.50% 12/1/2049[1]		22,104	20,654
Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]		206,872	192,698
Fannie Mae Pool #CA5338 3.00% 3/1/2050[1]		11,322	10,071
Fannie Mae Pool #FM2664 3.50% 3/1/2050[1]		26,078	24,283
Fannie Mae Pool #CA5506 3.00% 4/1/2050[1]		46,189	41,611
Fannie Mae Pool #BP1948 3.00% 4/1/2050[1]		15,713	14,084
Fannie Mae Pool #BP1954 3.50% 4/1/2050[1]		17,014	15,842
Fannie Mae Pool #FS3189 4.00% 4/1/2050[1]		19,193	18,489
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		41,797	36,153
Fannie Mae Pool #BP5717 2.50% 6/1/2050[1]		10,033	8,582
Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]		41,243	37,376
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]		13,972	12,480
Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]		18,603	15,302
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		12,910	11,173
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]		8,101	7,236
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]		17,781	14,622
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]		7	6
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]		31,198	27,047
Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]		7,009	6,077
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		2,657	2,370
Fannie Mae Pool #CA7325 2.00% 10/1/2050[1]		36,011	30,056
Fannie Mae Pool #FP0051 2.00% 10/1/2050[1]		18,228	15,008
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]		2,423	2,096
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]		12,728	11,369
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]		93,636	80,716
Fannie Mae Pool #CA7603 2.50% 11/1/2050[1]		53,505	45,835
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]		4,397	3,808
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		8,259	6,800
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]		1,021	844
Fannie Mae Pool #CA8130 2.50% 12/1/2050[1]		19,537	16,736
Fannie Mae Pool #FM5173 2.50% 12/1/2050[1]		8,835	7,613
Fannie Mae Pool #CA8044 2.50% 12/1/2050[1]		8,019	6,869
Fannie Mae Pool #CA8285 3.00% 12/1/2050[1]		52,833	47,789
Fannie Mae Pool #CA8046 3.00% 12/1/2050[1]		36,061	32,663
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]		8,511	7,603
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		45,820	37,691
Fannie Mae Pool #CA8623 3.00% 1/1/2051[1]		88,637	78,763
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]		16,204	14,371
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]		3,257	2,710
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]		1,959	1,619
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]		39,631	34,177
Fannie Mae Pool #FS1971 2.50% 2/1/2051[1]		17,559	15,027
Fannie Mae Pool #FM5778 2.50% 2/1/2051[1]		9,544	8,225
Fannie Mae Pool #CA8969 3.00% 2/1/2051[1]		4,501	4,013

The Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	USD	35,369	$29,490
Fannie Mae Pool #MA4282 2.50% 3/1/2051[1]		10,430	8,925
Fannie Mae Pool #CA9391 3.00% 3/1/2051[1]		187,423	166,429
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]		2,984	2,451
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		214	176
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]		29,619	25,364
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]		54,370	48,874
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]		25,169	22,482
Fannie Mae Pool #CB0046 3.00% 4/1/2051[1]		8,550	7,585
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]		3,028	2,703
Fannie Mae Pool #CB0449 2.00% 5/1/2051[1]		23,796	19,516
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]		127	104
Fannie Mae Pool #CB0457 2.50% 5/1/2051[1]		4,996	4,280
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]		4,225	3,516
Fannie Mae Pool #BT3317 2.50% 6/1/2051[1]		5,193	4,466
Fannie Mae Pool #FM7694 3.00% 6/1/2051[1]		18,980	16,971
Fannie Mae Pool #CB0737 3.00% 6/1/2051[1]		16,767	14,868
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]		7,402	6,646
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]		2,365	2,111
Fannie Mae Pool #FS3744 2.00% 7/1/2051[1]		54,819	45,065
Fannie Mae Pool #CB1136 2.50% 7/1/2051[1]		150,334	128,936
Fannie Mae Pool #FM7957 2.50% 7/1/2051[1]		121,717	104,752
Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]		106,703	91,803
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]		53,733	45,929
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		3,962	3,417
Fannie Mae Pool #BR2219 2.50% 8/1/2051[1]		109,611	93,690
Fannie Mae Pool #FM8442 2.50% 8/1/2051[1]		59,824	51,069
Fannie Mae Pool #FS1057 2.50% 8/1/2051[1]		1,037	886
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]		19,951	17,900
Fannie Mae Pool #FS4783 4.00% 8/1/2051[1]		76,529	73,355
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		14,562	12,466
Fannie Mae Pool #BT4537 3.50% 9/1/2051[1]		373	343
Fannie Mae Pool #FM9068 2.50% 10/1/2051[1]		12,500	10,694
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]		26,313	23,487
Fannie Mae Pool #BU1498 3.50% 10/1/2051[1]		343	315
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		997	823
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]		882	723
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]		21,109	18,205
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]		11,002	9,532
Fannie Mae Pool #FM9632 3.00% 11/1/2051[1]		15,625	13,963
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]		7,729	6,895
Fannie Mae Pool #FM9631 3.00% 11/1/2051[1]		6,723	6,022
Fannie Mae Pool #CB2292 3.00% 11/1/2051[1]		1,943	1,744
Fannie Mae Pool #BU3013 3.50% 11/1/2051[1]		406	375
Fannie Mae Pool #BU5976 4.00% 11/1/2051[1]		61	58
Fannie Mae Pool #CB2319 2.50% 12/1/2051[1]		60,733	52,301
Fannie Mae Pool #FS0433 2.50% 12/1/2051[1]		52,824	46,018
Fannie Mae Pool #CB2371 2.50% 12/1/2051[1]		36,916	31,834
Fannie Mae Pool #CB2372 2.50% 12/1/2051[1]		29,378	25,268
Fannie Mae Pool #BT9510 2.50% 12/1/2051[1]		23,626	20,368
Fannie Mae Pool #BT9483 2.50% 12/1/2051[1]		22,939	19,754
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]		17,836	15,329
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]		11,880	10,246
Fannie Mae Pool #CB2373 2.50% 12/1/2051[1]		11,027	9,487
Fannie Mae Pool #CB2375 2.50% 12/1/2051[1]		9,783	8,408
Fannie Mae Pool #MA4493 2.50% 12/1/2051[1]		3,179	2,707
Fannie Mae Pool #CB2414 3.00% 12/1/2051[1]		32,643	29,401
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		14,972	13,516
Fannie Mae Pool #CB2293 3.00% 12/1/2051[1]		1,921	1,723
Fannie Mae Pool #BT9498 3.50% 12/1/2051[1]		8,874	8,187
Fannie Mae Pool #BU8404 3.50% 12/1/2051[1]		491	451
Fannie Mae Pool #BU8481 3.50% 12/1/2051[1]		26	24
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		31,828	28,413
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]		7,897	7,049
Fannie Mae Pool #FS0972 3.50% 1/1/2052[1]		27,246	25,436
Fannie Mae Pool #FS0268 3.50% 1/1/2052[1]		976	895
Fannie Mae Pool #BV0783 3.50% 1/1/2052[1]		852	793

10	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV0790 3.50% 1/1/2052[1]	USD	713	$654
Fannie Mae Pool #BU7425 3.50% 1/1/2052[1]		391	359
Fannie Mae Pool #BU7427 3.50% 1/1/2052[1]		57	53
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		136,704	111,927
Fannie Mae Pool #BV3080 2.00% 2/1/2052[1]		111,743	91,499
Fannie Mae Pool #BV3023 2.00% 2/1/2052[1]		91,785	75,113
Fannie Mae Pool #CB2765 2.00% 2/1/2052[1]		57,213	47,072
Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]		5,749	4,704
Fannie Mae Pool #BV3013 2.00% 2/1/2052[1]		192	157
Fannie Mae Pool #BV3022 2.00% 2/1/2052[1]		161	132
Fannie Mae Pool #BU1330 2.50% 2/1/2052[1]		21,835	18,825
Fannie Mae Pool #BU7285 2.50% 2/1/2052[1]		1,645	1,414
Fannie Mae Pool #BU7294 3.50% 2/1/2052[1]		52	48
Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]		29,749	24,326
Fannie Mae Pool #BV4128 2.00% 3/1/2052[1]		29,554	24,194
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]		16,356	13,384
Fannie Mae Pool #BV4118 2.00% 3/1/2052[1]		8,780	7,180
Fannie Mae Pool #BV4169 2.00% 3/1/2052[1]		6,863	5,615
Fannie Mae Pool #BV3316 3.50% 3/1/2052[1]		46	43
Fannie Mae Pool #FS2448 2.00% 5/1/2052[1]		21,817	17,878
Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]		380	323
Fannie Mae Pool #BV7810 3.50% 5/1/2052[1]		280	257
Fannie Mae Pool #BW0958 5.00% 7/1/2052[1]		23,244	23,035
Fannie Mae Pool #CB4135 5.00% 7/1/2052[1]		179	177
Fannie Mae Pool #BW5402 5.50% 7/1/2052[1]		617	622
Fannie Mae Pool #FS2654 4.00% 8/1/2052[1]		3,453	3,267
Fannie Mae Pool #MA4737 5.00% 8/1/2052[1]		685	679
Fannie Mae Pool #CB5019 5.00% 8/1/2052[1]		196	194
Fannie Mae Pool #MA4731 3.50% 9/1/2052[1]		66,078	60,669
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]		133	126
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]		2,049	1,988
Fannie Mae Pool #BW9049 4.50% 9/1/2052[1]		423	411
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]		25,003	24,254
Fannie Mae Pool #BW5232 4.50% 10/1/2052[1]		3,330	3,230
Fannie Mae Pool #BW8175 4.50% 10/1/2052[1]		1,937	1,879
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		24,214	24,388
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		21,550	21,708
Fannie Mae Pool #FS5554 4.50% 11/1/2052[1]		9,497	9,213
Fannie Mae Pool #BW5182 4.50% 11/1/2052[1]		2,741	2,659
Fannie Mae Pool #BW1296 5.00% 11/1/2052[1]		41,260	40,889
Fannie Mae Pool #BW5057 5.00% 12/1/2052[1]		25,464	25,235
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]		197	195
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]		41,587	41,854
Fannie Mae Pool #BX2476 5.50% 12/1/2052[1]		7,110	7,161
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]		1,506	1,531
Fannie Mae Pool #MA4866 4.00% 1/1/2053[1]		70,406	66,615
Fannie Mae Pool #FS4947 4.00% 1/1/2053[1]		219	207
Fannie Mae Pool #MA4867 4.50% 1/1/2053[1]		7,553	7,327
Fannie Mae Pool #FS3981 5.50% 1/1/2053[1]		34,580	34,810
Fannie Mae Pool #BX6633 5.50% 1/1/2053[1]		497	500
Fannie Mae Pool #MA4894 6.00% 1/1/2053[1]		283,635	288,249
Fannie Mae Pool #BX5931 6.00% 1/1/2053[1]		5,518	5,611
Fannie Mae Pool #BX5040 6.00% 1/1/2053[1]		2,797	2,842
Fannie Mae Pool #BX4070 6.00% 1/1/2053[1]		2,044	2,078
Fannie Mae Pool #BX5666 6.00% 1/1/2053[1]		1,207	1,226
Fannie Mae Pool #FS3411 6.00% 1/1/2053[1]		53	54
Fannie Mae Pool #CB5525 6.00% 1/1/2053[1]		51	51
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		52,682	52,933
Fannie Mae Pool #BX6216 5.50% 2/1/2053[1]		853	858
Fannie Mae Pool #MA4920 6.00% 2/1/2053[1]		207,910	211,253
Fannie Mae Pool #FS4238 5.00% 3/1/2053[1]		899	891
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]		97	96
Fannie Mae Pool #BX8515 5.50% 3/1/2053[1]		4,946	4,971
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]		3,729	3,753
Fannie Mae Pool #BX8514 5.50% 3/1/2053[1]		1,914	1,923
Fannie Mae Pool #BX9431 5.50% 3/1/2053[1]		1,864	1,877
Fannie Mae Pool #FS4774 5.50% 3/1/2053[1]		908	913

The Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BX8389 5.50% 3/1/2053[1]	USD	497	$500
Fannie Mae Pool #FS4152 5.50% 3/1/2053[1]		378	380
Fannie Mae Pool #BX8835 5.50% 3/1/2053[1]		354	357
Fannie Mae Pool #MA4942 6.00% 3/1/2053[1]		259,273	263,358
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]		5,589	5,286
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]		4,599	4,462
Fannie Mae Pool #BX8625 5.00% 4/1/2053[1]		24,177	23,928
Fannie Mae Pool #BX9135 5.00% 4/1/2053[1]		5,912	5,858
Fannie Mae Pool #BX8434 5.00% 4/1/2053[1]		2,259	2,236
Fannie Mae Pool #BY0889 5.00% 4/1/2053[1]		1,943	1,925
Fannie Mae Pool #BX8880 5.00% 4/1/2053[1]		1,345	1,331
Fannie Mae Pool #BX8673 5.00% 4/1/2053[1]		942	932
Fannie Mae Pool #BY0879 5.00% 4/1/2053[1]		901	892
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]		191	189
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]		86,733	87,247
Fannie Mae Pool #BY0003 5.50% 4/1/2053[1]		6,955	6,991
Fannie Mae Pool #BY0007 5.50% 4/1/2053[1]		2,999	3,015
Fannie Mae Pool #BX8556 5.50% 4/1/2053[1]		1,986	1,995
Fannie Mae Pool #BX9116 5.50% 4/1/2053[1]		1,668	1,676
Fannie Mae Pool #BW5286 5.50% 4/1/2053[1]		51	51
Fannie Mae Pool #MA4980 6.00% 4/1/2053[1]		161,744	164,420
Fannie Mae Pool #BW5278 6.00% 4/1/2053[1]		2,622	2,664
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		5,956	6,170
Fannie Mae Pool #FS4919 2.50% 5/1/2053[1]		13,750	11,710
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]		25,513	25,250
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]		11,741	11,630
Fannie Mae Pool #BY2022 5.00% 5/1/2053[1]		5,764	5,705
Fannie Mae Pool #BY1497 5.00% 5/1/2053[1]		3,980	3,938
Fannie Mae Pool #BY1265 5.00% 5/1/2053[1]		2,708	2,680
Fannie Mae Pool #BY2251 5.00% 5/1/2053[1]		2,263	2,240
Fannie Mae Pool #BY0545 5.00% 5/1/2053[1]		1,965	1,946
Fannie Mae Pool #BY2247 5.00% 5/1/2053[1]		581	575
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		142,687	143,319
Fannie Mae Pool #BY1223 5.50% 5/1/2053[1]		7,538	7,574
Fannie Mae Pool #BY0204 5.50% 5/1/2053[1]		3,770	3,788
Fannie Mae Pool #BY0091 5.50% 5/1/2053[1]		2,774	2,789
Fannie Mae Pool #BY3208 5.50% 5/1/2053[1]		248	250
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]		501,534	509,435
Fannie Mae Pool #MA5054 4.00% 6/1/2053[1]		31,945	30,220
Fannie Mae Pool #MA5037 4.50% 6/1/2053[1]		12,805	12,419
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]		499,673	494,526
Fannie Mae Pool #BY4405 5.00% 6/1/2053[1]		31,586	31,288
Fannie Mae Pool #BY4222 5.00% 6/1/2053[1]		5,865	5,805
Fannie Mae Pool #BY5875 5.00% 6/1/2053[1]		5,500	5,443
Fannie Mae Pool #BY2305 5.00% 6/1/2053[1]		3,848	3,808
Fannie Mae Pool #BY3600 5.00% 6/1/2053[1]		2,543	2,516
Fannie Mae Pool #BY4170 5.00% 6/1/2053[1]		2,215	2,193
Fannie Mae Pool #BX7642 5.00% 6/1/2053[1]		2,101	2,081
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		165,172	165,904
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		67,220	67,658
Fannie Mae Pool #BY3337 5.50% 6/1/2053[1]		6,295	6,327
Fannie Mae Pool #BY4223 5.50% 6/1/2053[1]		215	216
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]		118,933	120,807
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]		32,469	32,991
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]		20,197	20,556
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]		14,489	14,745
Fannie Mae Pool #BO9414 6.00% 6/1/2053[1]		5,359	5,444
Fannie Mae Pool #BY4290 6.00% 6/1/2053[1]		994	1,010
Fannie Mae Pool #CB6491 6.50% 6/1/2053[1]		28,608	29,466
Fannie Mae Pool #CB6490 6.50% 6/1/2053[1]		9,975	10,225
Fannie Mae Pool #CB6468 6.50% 6/1/2053[1]		7,194	7,397
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]		43,643	42,329
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]		7,711	7,479
Fannie Mae Pool #MA5071 5.00% 7/1/2053[1]		301,271	298,120
Fannie Mae Pool #BY6759 5.00% 7/1/2053[1]		17,510	17,327
Fannie Mae Pool #BU4046 5.00% 7/1/2053[1]		7,701	7,623
Fannie Mae Pool #BY2604 5.00% 7/1/2053[1]		2,988	2,957

12	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	USD	99		$98
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		214,354		215,348
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]		76,439		77,631
Fannie Mae Pool #MA5105 4.50% 8/1/2053[1]		30,500		29,581
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]		12,011		11,649
Fannie Mae Pool #BY6723 5.00% 8/1/2053[1]		5,939		5,877
Fannie Mae Pool #BY8986 5.00% 8/1/2053[1]		2,479		2,453
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]		10,157		9,851
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]		71,345		72,458
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]		147,613		151,320
Fannie Mae Pool #CB7139 6.50% 9/1/2053[1]		9,846		10,124
Fannie Mae Pool #MA5163 4.50% 10/1/2053[1]		909		882
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]		1,880		1,888
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]		76,513		77,706
Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]		152,413		156,239
Fannie Mae Pool #MA5190 5.50% 11/1/2053[1]		39,685		39,855
Fannie Mae Pool #MA5191 6.00% 11/1/2053[1]		103,488		105,102
Fannie Mae Pool #MA5192 6.50% 11/1/2053[1]		196,602		201,538
Fannie Mae Pool #MA5216 6.00% 12/1/2053[1]		34,817		35,360
Fannie Mae Pool #MA5218 7.00% 12/1/2053[1]		3,689		3,807
Fannie Mae Pool #MA5247 6.00% 1/1/2054[1]		13,791		14,007
Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]		14,161		12,864
Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]		13,965		12,686
Fannie Mae Pool #BF0299 3.50% 8/1/2058[1]		22,995		20,888
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]		35,787		32,509
Fannie Mae Pool #BM6693 3.50% 8/1/2059[1]		25,821		23,459
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]		57,323		52,079
Fannie Mae Pool #BF0480 3.50% 6/1/2060[1]		36,684		33,873
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		46,611		40,007
Fannie Mae Pool #BF0548 3.00% 7/1/2061[1]		23,206		20,318
Fannie Mae Pool #BF0563 4.00% 9/1/2061[1]		10,696		10,224
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		8,383		8,154
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028[1,4]		230		45
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029[1]		43		47
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[1]		305		308
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]		112		113
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]		463		495
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[1]		714		728
Fannie Mae, Series 2002-W1, Class 2A, 4.68% 2/25/2042[1,3]		592		575
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.465% 12/25/2026[1,3]		7		7
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 1/25/2029[1]		419		399
Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.631% 8/25/2030[1,3]		3,050		2,930
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036[1]		216		201
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036[1]		310		262
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036[1]		107		94
Freddie Mac Pool #ZA1886 5.00% 6/1/2025[1]		49		48
Freddie Mac Pool #ZS8948 6.50% 3/1/2026[1]		6		6
Freddie Mac Pool #ZS8801 6.50% 3/1/2026[1]		5		5
Freddie Mac Pool #ZA1940 6.50% 4/1/2026[1]		8		8
Freddie Mac Pool #ZA1955 6.50% 9/1/2026[1]		2		2
Freddie Mac Pool #ZA1959 6.50% 10/1/2026[1]		2		2
Freddie Mac Pool #ZA0583 6.50% 3/1/2029[1]		—	[2]	—	[2]
Freddie Mac Pool #D98356 4.50% 5/1/2030[1]		42		41
Freddie Mac Pool #ZT0799 5.00% 9/1/2031[1]		38		38
Freddie Mac Pool #A15120 5.50% 10/1/2033[1]		2		2
Freddie Mac Pool #G30911 4.00% 3/1/2036[1]		2,397		2,347
Freddie Mac Pool #K93532 4.00% 4/1/2036[1]		725		709
Freddie Mac Pool #C91883 4.00% 6/1/2036[1]		360		353
Freddie Mac Pool #A56076 5.50% 1/1/2037[1]		6		7
Freddie Mac Pool #C91917 3.00% 2/1/2037[1]		467		436
Freddie Mac Pool #G04804 4.50% 5/1/2037[1]		1,116		1,118
Freddie Mac Pool #C91948 4.00% 7/1/2037[1]		2,768		2,707
Freddie Mac Pool #ZS1566 6.50% 8/1/2037[1]		1		1
Freddie Mac Pool #G03695 5.50% 11/1/2037[1]		2		2
Freddie Mac Pool #G08248 5.50% 2/1/2038[1]		28		28

The Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZT1449 3.00% 6/1/2038[1]	USD	41,906	$39,049
Freddie Mac Pool #G05196 5.50% 10/1/2038[1]		1	1
Freddie Mac Pool #G05267 5.50% 12/1/2038[1]		2	2
Freddie Mac Pool #A87873 5.00% 8/1/2039[1]		2,044	2,070
Freddie Mac Pool #G06020 5.50% 12/1/2039[1]		3	3
Freddie Mac Pool #G05860 5.50% 2/1/2040[1]		11	11
Freddie Mac Pool #G05937 4.50% 8/1/2040[1]		4,294	4,296
Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]		6,931	5,969
Freddie Mac Pool #A93948 4.50% 9/1/2040[1]		6	6
Freddie Mac Pool #SC0113 2.00% 12/1/2040[1]		5,824	5,016
Freddie Mac Pool #RB5105 2.00% 3/1/2041[1]		122,949	105,775
Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]		23,617	20,318
Freddie Mac Pool #G06868 4.50% 4/1/2041[1]		5	5
Freddie Mac Pool #RB5114 2.00% 6/1/2041[1]		114,018	97,737
Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]		28,006	24,016
Freddie Mac Pool #SC0169 2.00% 6/1/2041[1]		10,299	8,825
Freddie Mac Pool #G06648 5.00% 6/1/2041[1]		496	504
Freddie Mac Pool #Q01658 5.00% 6/1/2041[1]		225	228
Freddie Mac Pool #G06841 5.50% 6/1/2041[1]		15	15
Freddie Mac Pool #RB5118 2.00% 7/1/2041[1]		141,646	121,376
Freddie Mac Pool #SC0148 2.00% 7/1/2041[1]		76,733	65,800
Freddie Mac Pool #Q01992 4.50% 7/1/2041[1]		36	36
Freddie Mac Pool #RB5121 2.00% 8/1/2041[1]		220,697	189,114
Freddie Mac Pool #Q02705 4.50% 8/1/2041[1]		1,937	1,937
Freddie Mac Pool #G06956 4.50% 8/1/2041[1]		462	462
Freddie Mac Pool #G06769 4.50% 8/1/2041[1]		189	189
Freddie Mac Pool #SC0175 2.00% 9/1/2041[1]		20,085	17,223
Freddie Mac Pool #QK1181 2.00% 11/1/2041[1]		11,378	9,732
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		75,491	64,547
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		15,406	13,163
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		61,449	52,483
Freddie Mac Pool #RB5153 2.00% 4/1/2042[1]		19,491	16,640
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		43	42
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]		501	474
Freddie Mac Pool #Q18236 3.50% 5/1/2043[1]		709	671
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]		578	543
Freddie Mac Pool #Q22946 4.00% 11/1/2043[1]		4,047	3,917
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]		2,483	2,326
Freddie Mac Pool #760012 3.113% 4/1/2045[1,3]		603	598
Freddie Mac Pool #760013 3.194% 4/1/2045[1,3]		319	318
Freddie Mac Pool #760014 2.71% 8/1/2045[1,3]		1,612	1,559
Freddie Mac Pool #G60138 3.50% 8/1/2045[1]		531	501
Freddie Mac Pool #G60238 3.50% 10/1/2045[1]		12,859	12,081
Freddie Mac Pool #V81992 4.00% 10/1/2045[1]		500	480
Freddie Mac Pool #G60344 4.00% 12/1/2045[1]		9,824	9,492
Freddie Mac Pool #T65375 3.50% 7/1/2046[1]		104	95
Freddie Mac Pool #Q42034 4.50% 7/1/2046[1]		92	91
Freddie Mac Pool #G67700 3.50% 8/1/2046[1]		4,762	4,477
Freddie Mac Pool #Q42633 4.50% 8/1/2046[1]		259	257
Freddie Mac Pool #Q43312 4.50% 9/1/2046[1]		467	463
Freddie Mac Pool #Q43461 4.50% 10/1/2046[1]		254	252
Freddie Mac Pool #Q44689 4.50% 12/1/2046[1]		360	355
Freddie Mac Pool #760015 2.597% 1/1/2047[1,3]		1,839	1,749
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		918	851
Freddie Mac Pool #Q47620 4.00% 4/1/2047[1]		7,002	6,796
Freddie Mac Pool #Q47828 4.50% 5/1/2047[1]		250	246
Freddie Mac Pool #ZS4735 3.50% 9/1/2047[1]		67	62
Freddie Mac Pool #Q51622 3.50% 10/1/2047[1]		1,112	1,030
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		1,372	1,289
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]		6,349	6,104
Freddie Mac Pool #G61733 3.00% 12/1/2047[1]		4,709	4,282
Freddie Mac Pool #ZS4747 3.50% 12/1/2047[1]		7,687	7,160
Freddie Mac Pool #Q52613 4.00% 12/1/2047[1]		4,210	4,068
Freddie Mac Pool #G08793 4.00% 12/1/2047[1]		2,872	2,772
Freddie Mac Pool #Q52596 4.50% 12/1/2047[1]		1,591	1,571
Freddie Mac Pool #Q53878 4.00% 1/1/2048[1]		4,088	3,951
Freddie Mac Pool #G67709 3.50% 3/1/2048[1]		23,079	21,688

14	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	USD	973	$913
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]		967	908
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]		734	690
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]		687	645
Freddie Mac Pool #Q55056 3.50% 3/1/2048[1]		646	604
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]		542	507
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]		396	374
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]		281	265
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]		278	262
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]		21,729	21,002
Freddie Mac Pool #G08805 4.00% 3/1/2048[1]		1,024	985
Freddie Mac Pool #Q55060 3.50% 4/1/2048[1]		217	202
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		898	867
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		807	779
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]		423	410
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]		496	466
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]		331	311
Freddie Mac Pool #Q56591 3.50% 6/1/2048[1]		182	170
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		1,301	1,255
Freddie Mac Pool #Q57242 4.50% 7/1/2048[1]		318	313
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]		6,246	5,994
Freddie Mac Pool #G61628 3.50% 9/1/2048[1]		132	124
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		2,566	2,535
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		1,413	1,393
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		951	937
Freddie Mac Pool #ZA5889 4.00% 11/1/2048[1]		1,588	1,528
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]		3,335	3,119
Freddie Mac Pool #QA1885 3.50% 8/1/2049[1]		4,342	4,054
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		960	897
Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]		57,916	54,023
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]		7,439	6,987
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]		7,232	6,793
Freddie Mac Pool #QA4692 3.00% 11/1/2049[1]		17,999	16,213
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]		7,502	6,765
Freddie Mac Pool #SD0185 3.00% 12/1/2049[1]		4,386	3,931
Freddie Mac Pool #QA5125 3.50% 12/1/2049[1]		21,557	20,143
Freddie Mac Pool #SD0234 3.00% 1/1/2050[1]		27,593	24,738
Freddie Mac Pool #SD0187 3.00% 1/1/2050[1]		12,038	10,856
Freddie Mac Pool #RA2319 3.00% 3/1/2050[1]		18,211	16,225
Freddie Mac Pool #RA2596 2.50% 5/1/2050[1]		3,855	3,326
Freddie Mac Pool #SD7517 3.00% 5/1/2050[1]		28,058	25,302
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]		38,137	33,061
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		2,872	2,566
Freddie Mac Pool #SI2077 2.00% 9/1/2050[1]		14,115	11,630
Freddie Mac Pool #SD8090 2.00% 9/1/2050[1]		8,802	7,246
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]		14,090	12,584
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]		36,021	31,226
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		27,689	22,789
Freddie Mac Pool #RA4070 2.50% 11/1/2050[1]		28,359	24,289
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]		23,002	19,701
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]		1,796	1,483
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]		3,480	2,895
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		743	610
Freddie Mac Pool #SD7535 2.50% 2/1/2051[1]		4,174	3,614
Freddie Mac Pool #RA4658 3.00% 2/1/2051[1]		38,938	34,827
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		63,797	52,401
Freddie Mac Pool #RA5287 2.00% 5/1/2051[1]		33,425	27,456
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		24,200	19,878
Freddie Mac Pool #RA5259 2.50% 5/1/2051[1]		4,858	4,161
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]		9,051	8,052
Freddie Mac Pool #SD1852 2.50% 6/1/2051[1]		89,921	76,752
Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]		16,060	13,811
Freddie Mac Pool #SD0644 2.50% 7/1/2051[1]		15,921	13,620
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]		82,608	74,242
Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]		128,663	110,551
Freddie Mac Pool #SD7545 2.50% 9/1/2051[1]		65,601	56,641
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]		9,248	8,254

The Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA5971 3.00% 9/1/2051[1]	USD	4,151	$3,724
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]		750	669
Freddie Mac Pool #SD8172 2.00% 10/1/2051[1]		874	716
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]		52,710	47,028
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]		25,582	22,947
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		132,503	108,707
Freddie Mac Pool #SD7548 2.50% 11/1/2051[1]		14,016	12,096
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		10,620	9,151
Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]		866	737
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]		10,489	9,362
Freddie Mac Pool #RA6483 2.50% 12/1/2051[1]		8,424	7,241
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]		4,448	3,938
Freddie Mac Pool #QD1946 3.50% 12/1/2051[1]		246	226
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		73,039	62,918
Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]		30,374	25,865
Freddie Mac Pool #QD5941 2.50% 1/1/2052[1]		1,431	1,230
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]		42,181	37,830
Freddie Mac Pool #SD0803 3.00% 1/1/2052[1]		1,780	1,587
Freddie Mac Pool #QD7321 3.50% 1/1/2052[1]		354	325
Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]		70,744	57,873
Freddie Mac Pool #SD0881 2.50% 2/1/2052[1]		27,770	23,809
Freddie Mac Pool #SD7550 3.00% 2/1/2052[1]		60,667	54,647
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]		24,894	23,209
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		5,300	4,889
Freddie Mac Pool #QD8207 2.00% 3/1/2052[1]		19,563	16,015
Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]		691	565
Freddie Mac Pool #QD7603 2.00% 3/1/2052[1]		40	33
Freddie Mac Pool #SD1450 2.50% 3/1/2052[1]		2,707	2,332
Freddie Mac Pool #SD7553 3.00% 3/1/2052[1]		32,323	28,986
Freddie Mac Pool #QD9030 3.50% 3/1/2052[1]		894	821
Freddie Mac Pool #QE0562 3.50% 3/1/2052[1]		63	59
Freddie Mac Pool #QD8208 3.50% 3/1/2052[1]		43	40
Freddie Mac Pool #QD9527 4.00% 3/1/2052[1]		19	18
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]		668	546
Freddie Mac Pool #SD7554 2.50% 4/1/2052[1]		27,887	24,049
Freddie Mac Pool #QD9911 2.50% 4/1/2052[1]		208	177
Freddie Mac Pool #QE0917 3.50% 4/1/2052[1]		499	458
Freddie Mac Pool #QE0316 3.50% 4/1/2052[1]		40	37
Freddie Mac Pool #8D0226 2.546% 5/1/2052[1,3]		8,931	7,958
Freddie Mac Pool #SD8214 3.50% 5/1/2052[1]		7,688	7,057
Freddie Mac Pool #QE8663 3.50% 5/1/2052[1]		984	903
Freddie Mac Pool #QE5301 3.50% 5/1/2052[1]		817	749
Freddie Mac Pool #QE5589 3.50% 5/1/2052[1]		709	651
Freddie Mac Pool #SD1318 3.50% 6/1/2052[1]		935	858
Freddie Mac Pool #QE3580 3.50% 6/1/2052[1]		408	375
Freddie Mac Pool #QE4273 3.50% 6/1/2052[1]		86	79
Freddie Mac Pool #SD3245 4.00% 6/1/2052[1]		43,851	42,027
Freddie Mac Pool #QE4383 4.00% 6/1/2052[1]		887	839
Freddie Mac Pool #RA7556 4.50% 6/1/2052[1]		25,419	24,657
Freddie Mac Pool #RA7502 5.00% 6/1/2052[1]		134	133
Freddie Mac Pool #SD1502 4.00% 7/1/2052[1]		5,553	5,255
Freddie Mac Pool #QE5750 5.00% 7/1/2052[1]		30,559	30,284
Freddie Mac Pool #QE6185 5.00% 7/1/2052[1]		711	705
Freddie Mac Pool #RA7618 5.00% 7/1/2052[1]		383	380
Freddie Mac Pool #SD8234 2.50% 8/1/2052[1]		777	661
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]		30,110	26,958
Freddie Mac Pool #SD8237 4.00% 8/1/2052[1]		840	795
Freddie Mac Pool #QE7539 4.50% 8/1/2052[1]		13,693	13,283
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]		551	535
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]		28	28
Freddie Mac Pool #QE7987 5.50% 8/1/2052[1]		309	312
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]		848	751
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]		2,520	2,445
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]		629	610
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]		373	362
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		9,868	9,789
Freddie Mac Pool #SD2079 4.00% 10/1/2052[1]		8,422	7,969

16	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF2221 4.00% 10/1/2052[1]	USD	4,838	$4,578
Freddie Mac Pool #QF2223 4.00% 10/1/2052[1]		328	310
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]		21,948	21,291
Freddie Mac Pool #QF1254 4.50% 10/1/2052[1]		21,517	20,872
Freddie Mac Pool #QF1236 4.50% 10/1/2052[1]		3,673	3,563
Freddie Mac Pool #QF2368 4.50% 10/1/2052[1]		3,105	3,012
Freddie Mac Pool #QF2009 4.50% 10/1/2052[1]		348	338
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]		248	241
Freddie Mac Pool #QF1352 5.00% 10/1/2052[1]		25,149	24,922
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]		47,656	47,988
Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]		130,857	125,778
Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]		44,941	43,224
Freddie Mac Pool #QF2960 4.50% 11/1/2052[1]		2,801	2,717
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]		59,796	60,193
Freddie Mac Pool #SD2066 4.00% 12/1/2052[1]		2,878	2,723
Freddie Mac Pool #SD8276 5.00% 12/1/2052[1]		153,889	152,361
Freddie Mac Pool #QF4623 5.00% 12/1/2052[1]		87,566	86,778
Freddie Mac Pool #SD1961 5.50% 12/1/2052[1]		10,973	11,033
Freddie Mac Pool #SD8286 4.00% 1/1/2053[1]		11,882	11,242
Freddie Mac Pool #SD8287 4.50% 1/1/2053[1]		8,687	8,427
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		1,571	1,556
Freddie Mac Pool #SD8290 6.00% 1/1/2053[1]		360,742	366,534
Freddie Mac Pool #QF6121 6.00% 1/1/2053[1]		577	587
Freddie Mac Pool #SD2246 6.00% 1/1/2053[1]		65	66
Freddie Mac Pool #QF7774 5.50% 2/1/2053[1]		6,012	6,047
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]		5,278	5,312
Freddie Mac Pool #QF7483 5.50% 2/1/2053[1]		889	894
Freddie Mac Pool #QF8331 5.50% 2/1/2053[1]		583	587
Freddie Mac Pool #SD8301 6.00% 2/1/2053[1]		95,156	96,915
Freddie Mac Pool #SD2618 6.00% 2/1/2053[1]		60	61
Freddie Mac Pool #SD8306 4.50% 3/1/2053[1]		394	382
Freddie Mac Pool #QF8462 5.50% 3/1/2053[1]		23,552	23,696
Freddie Mac Pool #QF9076 5.50% 3/1/2053[1]		7,945	7,992
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]		1,694	1,643
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]		28,666	28,371
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]		19,024	18,850
Freddie Mac Pool #QG0749 5.00% 4/1/2053[1]		9,414	9,322
Freddie Mac Pool #SD2654 5.00% 4/1/2053[1]		2,120	2,098
Freddie Mac Pool #QG1829 5.00% 4/1/2053[1]		1,100	1,088
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		34,702	34,862
Freddie Mac Pool #QG1266 5.50% 4/1/2053[1]		495	498
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]		255	247
Freddie Mac Pool #QG3743 5.00% 5/1/2053[1]		17,916	17,731
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]		11,974	11,851
Freddie Mac Pool #QG2060 5.00% 5/1/2053[1]		1,030	1,020
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		185,410	186,232
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]		73,832	74,277
Freddie Mac Pool #QG3382 5.50% 5/1/2053[1]		7,158	7,194
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]		4,965	4,988
Freddie Mac Pool #QG1719 5.50% 5/1/2053[1]		46	47
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]		182,724	185,653
Freddie Mac Pool #SD3214 4.00% 6/1/2053[1]		20,543	19,435
Freddie Mac Pool #SD8328 4.50% 6/1/2053[1]		13,737	13,324
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]		45,353	44,879
Freddie Mac Pool #QG4778 5.00% 6/1/2053[1]		993	983
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		185,060	185,880
Freddie Mac Pool #QG4632 5.50% 6/1/2053[1]		15,572	15,646
Freddie Mac Pool #QG5136 5.50% 6/1/2053[1]		8,284	8,323
Freddie Mac Pool #QG5097 5.50% 6/1/2053[1]		7,681	7,727
Freddie Mac Pool #QG4732 5.50% 6/1/2053[1]		36	36
Freddie Mac Pool #QG3775 5.50% 6/1/2053[1]		24	24
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]		259,835	263,928
Freddie Mac Pool #SD3240 6.00% 6/1/2053[1]		62,298	63,327
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]		24,275	24,679
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		20,397	20,801
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		19,136	19,506
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		12,563	12,767

The Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	USD	8,825	$9,130
Freddie Mac Pool #QG4096 6.00% 6/1/2053[1]		473	480
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]		8,924	9,178
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]		7,707	7,924
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]		7,240	7,500
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]		7,048	7,326
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]		4,881	5,088
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]		3,717	3,838
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]		2,722	2,790
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]		2,007	2,098
Freddie Mac Pool #SD8353 4.00% 7/1/2053[1]		28,331	26,794
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]		138,902	137,450
Freddie Mac Pool #QG6641 5.00% 7/1/2053[1]		11,437	11,322
Freddie Mac Pool #QG9079 5.00% 7/1/2053[1]		8,681	8,591
Freddie Mac Pool #QG7072 5.00% 7/1/2053[1]		5,838	5,777
Freddie Mac Pool #QG6394 5.00% 7/1/2053[1]		936	926
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		751,537	754,751
Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]		149,981	152,321
Freddie Mac Pool #SD3356 6.00% 7/1/2053[1]		48,413	49,199
Freddie Mac Pool #SD8357 4.00% 8/1/2053[1]		16,882	15,966
Freddie Mac Pool #QG8013 5.00% 8/1/2053[1]		1,048	1,037
Freddie Mac Pool #QG9140 5.00% 8/1/2053[1]		1,032	1,021
Freddie Mac Pool #SD8360 4.50% 9/1/2053[1]		15,125	14,670
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]		5,495	5,518
Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]		22,786	21,549
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]		46,888	47,097
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]		305,970	310,742
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]		114,024	115,856
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]		36,817	37,744
Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]		9,987	9,687
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]		24,305	24,409
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]		136,270	138,396
Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]		11,069	10,736
Freddie Mac Pool #SD8384 6.00% 12/1/2053[1]		226,228	229,757
Freddie Mac Pool #SD8385 6.50% 12/1/2053[1]		46,646	47,818
Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]		10,189	10,516
Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]		2,372	2,301
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]		84,042	85,353
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029[1]		158	158
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029[1]		2,069	1,849
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031[1]		1,000	862
Freddie Mac, Series K136, Class A2, 2.127% 11/25/2031[1]		142	121
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036[1]		2,078	2,132
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037[1]		1,587	1,627
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]		826	844
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 1/25/2025[1]		17,099	16,705
Freddie Mac, Series K048, Class A2, Multi Family, 3.284% 6/25/2025[1,3]		562	550
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026[1]		400	388
Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028[1]		3,000	2,708
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028[1]		172	169
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028[1,3]		1,680	1,648
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 9/25/2028[1,3]		3,000	2,958
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 1/25/2029[1]		5,249	5,067
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029[1]		2,113	1,903
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029[1]		62	56
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		118,468	118,541
Freddie Mac, Series K137, Class A2, Multi Family, 2.347% 11/25/2031[1,3]		306	264
Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032[1]		417	356
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032[1]		7,501	6,484
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032[1]		7,984	6,855
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032[1]		5,000	4,312
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032[1]		3,551	3,069
Freddie Mac, Series K152, Class A2, Multi Family, 3.80% 10/25/2032[1,3]		2,010	1,918
Freddie Mac, Series K152, Class A2, Multi Family, 3.78% 11/25/2032[1]		21,945	20,911
Freddie Mac, Series K151, Class A2, Multi Family, 3.80% 12/25/2032[1]		6,865	6,552
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[1]		13,000	12,412
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,3]		24,842	24,824

18	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series K155, Class A2, Multi Family, 4.25% 4/25/2033[1]	USD	4,000	$3,943
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 3/25/2053[1]		23	20
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036[1]		233	205
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036[1]		221	174
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]		787	671
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036[1]		92	80
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036[1]		82	70
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]		22,951	20,990
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056[1]		3,151	2,891
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]		5,372	4,604
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[1,3]		9,516	8,744
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		1,088	915
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		27,839	25,610
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]		26,735	24,465
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		5,700	4,845
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]		8,215	7,241
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[1]		5,085	4,576
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057[1]		4,500	4,278
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		43,167	40,792
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]		8,474	7,570
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[1]		2,845	2,537
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]		1,181	1,118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]		19,940	18,802
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		2,414	2,153
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		1,486	1,327
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[1]		496	468
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]		87,941	80,518
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		17,753	17,067
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]		13,375	12,755
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[1]		47,247	43,633
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]		24,341	22,439
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		34,374	32,518
FREMF Mortgage Trust, Series K-142, Class A2, 2.40% 3/25/2032[1]		7,924	6,839
Government National Mortgage Assn. 3.50% 12/1/2053[1,5]		5,000	4,652
Government National Mortgage Assn. 2.50% 1/1/2054[1,5]		6,100	5,337
Government National Mortgage Assn. 3.00% 1/1/2054[1,5]		41,283	37,384
Government National Mortgage Assn. 4.00% 1/1/2054[1,5]		96,270	91,923
Government National Mortgage Assn. 5.50% 1/1/2054[1,5]		403,272	406,235
Government National Mortgage Assn. 2.50% 2/1/2054[1,5]		12,300	10,789
Government National Mortgage Assn. 4.00% 2/1/2054[1,5]		23,200	22,219
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028[1]		401	385
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035[1]		172	172

The Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AB3587 6.50% 12/20/2038[1]	USD	29		$30
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039[1]		267		266
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[1]		756		757
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]		1,288		1,329
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041[1]		64		63
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]		1,116		1,147
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041[1]		586		580
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041[1]		112		110
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]		3,562		3,529
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042[1]		278		259
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043[1]		823		766
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047[1]		3,206		2,918
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047[1]		1,296		1,179
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048[1]		225		212
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048[1]		1,805		1,696
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[1]		35		35
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048[1]		1,400		1,318
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048[1]		2,241		2,110
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[1]		1,949		1,926
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049[1]		28		27
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049[1]		119		117
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]		9,820		9,471
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049[1]		1,716		1,696
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049[1]		285		281
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]		68		69
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049[1]		1,714		1,686
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]		69,613		65,446
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[1]		423		412
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]		15,857		13,436
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]		1,491		1,299
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]		23,318		19,757
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[1]		19,227		19,009
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]		49,446		42,628
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		31,507		27,101
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		37,305		31,982
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]		23,415		20,241
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]		9,694		8,522
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052[1]		34,393		29,573
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]		10,000		8,746
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]		1,777		1,549
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]		3,036		2,611
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]		619		540
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]		104		91
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[1]		1,000		931
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052[1]		843		737
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]		41,276		37,377
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]		172,652		160,749
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]		62,345		59,512
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]		17,762		16,954
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[1]		4,000		3,724
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[1]		2,000		1,909
Government National Mortgage Assn. Pool #MA8487 3.50% 12/20/2052[1]		36		33
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[1]		1,198		1,144
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]		209,490		204,407
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053[1]		4,309		4,282
Government National Mortgage Assn. Pool #MA8878 5.00% 5/20/2053[1]		10,036		9,965
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]		3,211		3,188
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]		209,399		204,318
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]		33,290		33,053
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]		59,631		58,188
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]		98,735		96,344
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053[1]		56,054		55,655
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[1]		2,701		2,682
Government National Mortgage Assn. Pool #694836 5.75% 9/20/2059[1]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061[1]		3		3
Government National Mortgage Assn. Pool #725876 4.899% 9/20/2061[1]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #710085 5.024% 9/20/2061[1]		3		3

20	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #725879 4.892% 10/20/2061[1]	USD	1		$1
Government National Mortgage Assn. Pool #AC1008 4.339% 10/20/2063[1]		1		1
Government National Mortgage Assn. Pool #776095 4.853% 2/20/2064[1]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[1]		—	[2]	—	[2]
Government National Mortgage Assn. Pool #AG8238 4.904% 12/20/2064[1]		2		2
Government National Mortgage Assn. Pool #AE9612 4.851% 1/20/2065[1]		2		2
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		11,796		8,997
Uniform Mortgage-Backed Security 2.00% 1/1/2039[1,5]		25,144		22,547
Uniform Mortgage-Backed Security 2.50% 1/1/2039[1,5]		26,442		24,366
Uniform Mortgage-Backed Security 3.50% 1/1/2039[1,5]		37,000		35,623
Uniform Mortgage-Backed Security 2.00% 2/1/2039[1,5]		16,856		15,022
Uniform Mortgage-Backed Security 2.50% 2/1/2039[1,5]		21,558		19,876
Uniform Mortgage-Backed Security 4.00% 2/1/2039[1,5]		29,000		28,465
Uniform Mortgage-Backed Security 2.00% 1/1/2054[1,5]		309,341		252,886
Uniform Mortgage-Backed Security 2.50% 1/1/2054[1,5]		329,786		280,602
Uniform Mortgage-Backed Security 3.00% 1/1/2054[1,5]		510,119		451,316
Uniform Mortgage-Backed Security 3.50% 1/1/2054[1,5]		140,846		129,226
Uniform Mortgage-Backed Security 4.00% 1/1/2054[1,5]		473,259		447,654
Uniform Mortgage-Backed Security 4.50% 1/1/2054[1,5]		444,879		431,289
Uniform Mortgage-Backed Security 5.00% 1/1/2054[1,5]		161,944		160,236
Uniform Mortgage-Backed Security 5.50% 1/1/2054[1,5]		77,030		77,367
Uniform Mortgage-Backed Security 6.00% 1/1/2054[1,5]		749,602		761,198
Uniform Mortgage-Backed Security 6.50% 1/1/2054[1,5]		165,784		169,909
Uniform Mortgage-Backed Security 7.00% 1/1/2054[1,5]		224,062		231,143
Uniform Mortgage-Backed Security 2.50% 2/1/2054[1,5]		306,500		261,124
Uniform Mortgage-Backed Security 3.00% 2/1/2054[1,5]		128,000		113,365
Uniform Mortgage-Backed Security 3.50% 2/1/2054[1,5]		696,804		639,971
Uniform Mortgage-Backed Security 4.00% 2/1/2054[1,5]		823,200		779,371
Uniform Mortgage-Backed Security 4.50% 2/1/2054[1,5]		1,332,576		1,292,651
Uniform Mortgage-Backed Security 5.00% 2/1/2054[1,5]		122,600		121,355
Uniform Mortgage-Backed Security 5.50% 2/1/2054[1,5]		45,250		45,455
Uniform Mortgage-Backed Security 6.00% 2/1/2054[1,5]		1,044,681		1,060,800
Uniform Mortgage-Backed Security 6.50% 2/1/2054[1,5]		2,077,782		2,129,160
Uniform Mortgage-Backed Security 7.00% 2/1/2054[1,5]		368,950		380,235
Uniform Mortgage-Backed Security 6.00% 3/1/2054[1,5]		700		710
				29,806,498

Commercial mortgage-backed securities 2.06%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class A5, 5.29% 11/15/2055[1,3]		2,275		2,306
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,4]		3,657		3,448
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.756% 5/15/2053[1,4]		1,000		884
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048[1]		2,750		2,645
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[1]		115		110
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028[1,3]		1,940		2,025
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050[1]		1,639		1,562
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050[1]		1,660		1,568
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]		3,920		3,724
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]		255		239
Bank Commercial Mortgage Trust, Series 2020-BNK29, Class A4, 1.997% 11/15/2053[1]		5,624		4,421
Bank Commercial Mortgage Trust, Series 2021-BN31, Class A4, 2.036% 2/15/2054[1]		235		193
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[1]		135		127
Bank Commercial Mortgage Trust, Series 2022-BNK39, Class A4, 2.928% 2/15/2055[1,3]		686		592
Bank Commercial Mortgage Trust, Series 2022-BNK42, Class A5, 4.493% 6/15/2055[1,3]		4,000		3,848
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[1]		28,219		26,986
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 3/15/2056[1,3]		24,749		25,691
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,3]		4,984		5,268
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,3]		3,632		3,868
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060[1]		3,750		3,537
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]		2,510		2,379
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]		321		302
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061[1]		500		479
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,3]		11,116		10,741
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]		9,039		7,921
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061[1,3]		250		240

The Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061[1]	USD	490	$474
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062[1]		5,000	4,487
Bank Commercial Mortgage Trust, Series 2020-BN28, Class A4, 1.844% 3/15/2063[1]		1,766	1,453
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]		1,654	1,410
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 4/14/2033[1,4]		5,800	5,542
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.281% 3/15/2037[1,3,4]		1,574	1,463
Barclays Commercial Mortgage Securities, LLC, Series 2022-C15, Class A5, 3.662% 4/15/2055[1,3]		10,030	9,097
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class A5, 5.576% 7/15/2056[1]		3,000	3,133
Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class A5, 6.804% 11/15/2056[1,3]		4,925	5,609
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.703% 12/15/2056[1,3]		796	845
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[1]		3,475	3,261
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051[1,3]		1,906	1,791
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[1]		5,890	5,587
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[1,3]		90	86
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]		6,351	6,003
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052[1]		5,135	4,803
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[1]		944	788
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053[1]		1,000	953
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,3]		6,954	6,690
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053[1]		13,503	10,801
Benchmark Mortgage Trust, Series 2020-B20, Class AS, 2.375% 10/15/2053[1]		1,450	1,114
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053[1]		1,600	1,258
Benchmark Mortgage Trust, Series 2021-B23, Class A5, 2.07% 2/15/2054[1]		5,000	3,944
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054[1]		900	737
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054[1]		17,498	14,146
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054[1]		8,785	7,043
Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054[1]		5,000	4,215
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055[1]		11,500	9,419
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055[1]		3,000	2,669
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[1,3]		7,034	6,105
Benchmark Mortgage Trust, Series 2022-B35, Class A5, 4.444% 5/15/2055[1,3]		14,428	13,359
Benchmark Mortgage Trust, Series 2022-B36, Class A5, 4.47% 7/15/2055[1,3]		29,367	28,054
Benchmark Mortgage Trust, Series 2022-B37, Class A5, 5.751% 11/15/2055[1,3]		2,522	2,658
Benchmark Mortgage Trust, Series 2023-B38, Class A4, 5.525% 4/15/2056[1]		7,636	7,879
Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.363% 7/15/2056[1]		7,720	8,098
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[1]		730	653
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062[1]		500	464
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 12/15/2062[1]		5,000	4,491
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056[1,3]		2,482	2,618
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.118% 8/15/2056[1,3]		2,661	2,800
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056[1,3]		6,880	7,292
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class A, (1-month USD CME Term SOFR + 1.77%) 7.131% 5/15/2039[1,3,4]		60,445	60,193
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 7.26% 4/15/2037[1,3,4]		20,378	20,119
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.477% 6/15/2027[1,3,4]		54,030	54,217
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 6.065% 9/15/2034[1,3,4]		915	895
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.176% 9/15/2036[1,3,4]		103,652	101,099
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.375% 10/15/2036[1,3,4]		26,873	26,297
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 6.224% 11/15/2036[1,3,4]		68,774	67,719
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.853% 4/15/2037[1,3,4]		28,974	28,794
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 6.146% 6/15/2038[1,3,4]		40,112	39,503
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.326% 11/15/2038[1,3,4]		66,291	65,420

22	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.813% 8/15/2039[1,3,4]	USD	8,652	$8,686
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.532% 10/15/2039[1,3,4]		21,702	21,760
BX Trust, Series 2023-VLT2, Class A, (1-month USD CME Term SOFR + 2.281%) 7.643% 6/15/2040[1,3,4]		28,351	28,436
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039[1,4]		5,963	5,549
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050[1]		1,000	929
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[1]		5,576	5,220
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 5.82% 6/10/2028[1,3,4]		142,455	144,443
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[1,3,4]		8,000	8,234
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[1,3]		1,800	1,675
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2/10/2048[1]		755	741
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]		1,525	1,455
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 4/10/2049[1]		2,740	2,610
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049[1]		500	468
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050[1]		6,048	5,669
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050[1]		2,930	2,729
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056[1]		200	176
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[1]		4,563	4,422
COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057[1]		805	695
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 10/15/2045[1,4]		22	20
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2/10/2047[1,3]		1,879	1,876
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 4/10/2047[1]		1,378	1,375
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 4/10/2047[1]		850	839
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 4/10/2047[1]		1,070	1,023
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 8/10/2047[1]		910	892
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[1]		750	725
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 10/10/2047[1]		886	871
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[1,3]		2,200	2,118
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[1]		4,000	3,707
Commercial Mortgage Trust, Series 2015-PC1, Class A4, 3.62% 7/10/2050[1]		772	760
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050[1]		825	774
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050[1]		2,261	2,108
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174% 11/15/2048[1,3]		999	952
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050[1,3]		600	539
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050[1]		2,375	2,229
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052[1]		2,000	1,749
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]		2,354	2,295
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043[1,3,4]		65,864	65,498
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,4]		6,865	7,093
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,4]		7,957	8,190
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[1,3,4]		6,119	6,287
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]		500	466
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.556% 7/15/2038[1,3,4]		13,657	13,541
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.856% 7/15/2038[1,3,4]		3,398	3,349
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.176% 7/15/2038[1,3,4]		3,362	3,312
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.726% 7/15/2038[1,3,4]		3,523	3,467
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]		11,246	11,440
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,4]		8,686	8,417
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,4]		16,156	16,808
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[1,4]		7,590	6,146
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.348%) 6.252% 12/15/2036[1,3,4]		42,526	42,383

The Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931% 9/10/2047[1]	USD	5,708	$5,605
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[1]		3,000	2,899
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049[1]		2,372	2,251
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049[1,3]		2,654	2,522
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050[1]		855	786
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]		3,000	2,769
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]		255	241
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053[1]		174	154
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]		7,483	6,316
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053[1]		1,556	1,237
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2/15/2047[1]		5,263	5,234
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 4/15/2047[1]		553	550
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 4/15/2047[1,3]		600	592
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.482% 9/15/2047[1,3]		100	96
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048[1]		2,333	2,159
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]		1,600	1,501
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]		1,683	1,561
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052[1]		975	809
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,4]		27,523	23,194
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 3/5/2042[1,4]		1,920	1,547
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,3]		5,095	4,796
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050[1]		1,000	943
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[1,4]		4,555	4,030
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.277% 4/15/2038[1,3,4]		19,732	19,540
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 8/15/2047[1]		22,927	22,625
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 12/15/2047[1]		525	508
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]		1,870	1,804
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 10/15/2048[1]		1,300	1,258
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049[1]		243	227
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049[1]		3,000	2,797
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]		5,280	5,019
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 7/15/2050[1]		550	535
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]		1,730	1,619
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[1,3]		7,810	8,429
MSWF Commercial Mortgage Trust, Series 2023-2, Class AS, 6.491% 12/15/2056[1,3]		3,463	3,734
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,4]		6,220	5,690
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,4]		1,000	839
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.626% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,4,6]		5,600	5,254
SFO Commercial Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.976% 5/15/2038[1,3,4]		1,500	1,365
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048[1]		11,876	11,286
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,4]		23,334	19,326

24	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.053% 7/15/2036[1,3,4]	USD	46,039	$45,226
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.207% 11/15/2038[1,3,4]		49,227	48,456
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.362% 1/15/2039[1,3,4]		55,785	54,662
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 12/15/2047[1]		290	282
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 5/15/2048[1]		4,380	4,236
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]		6,906	6,694
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 11/15/2048[1]		1,400	1,350
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 12/15/2048[1]		1,137	1,098
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[1]		6,190	5,822
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049[1]		380	353
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]		6,370	6,105
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 8/15/2050[1]		2,302	2,271
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050[1]		1,154	1,090
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051[1]		6,500	6,115
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]		3,898	3,503
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,4]		1,667	1,462
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS-2, Class A-5, 3.767% 7/15/2058[1,3]		7,000	6,747
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.545% 9/15/2058[1,3]		1,000	920
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059[1]		1,320	1,262
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059[1]		3,853	3,580
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]		510	486
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 3/15/2047[1,3]		2,000	1,980
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 9/15/2057[1]		9,415	9,284
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.151% 11/15/2027[1,3,4]		15,228	15,264
			1,659,693

Collateralized mortgage-backed obligations (privately originated) 1.12%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,3,4]		11,900	9,772
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,4]		393	365
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,4,6]		40,166	37,239
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,3,4]		2,196	1,990
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,3,4]		1,241	1,185
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,4]		16,016	14,526
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/25/2026)[1,4,6]		1,954	1,961
BRAVO Residential Funding Trust, Series 2022-NQM3, Class A1, 5.108% 7/25/2062 (6.108% on 9/1/2026)[1,4,6]		3,058	3,070
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,4,6]		3,055	2,868
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052[1]		1,255	1,101
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,3,4]		12,354	11,966
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,3,4]		3,170	3,081
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 6/25/2036[1,3,4]		7,292	6,988
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[1]		1,760	1,665

The Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057[1,3,4]	USD	2,529	$2,497
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,3,4]		34,871	32,779
Citigroup Mortgage Loan Trust, Series 2021-J1, Class A4A, 2.50% 4/25/2051[1,3,4]		1,779	1,428
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,3,4]		509	464
Citigroup Mortgage Loan Trust, Series 2018-RP1, Class M1, 3.00% 9/25/2064[1,3,4]		3,731	3,396
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,3,4]		5,475	4,663
Connecticut Avenue Securities Trust, Series 2014-C01, Class M2, (30-day Average USD-SOFR + 4.514%) 9.852% 1/25/2024[1,3]		2,513	2,520
Connecticut Avenue Securities Trust, Series 2014-C02A, Class 1M2, (30-day Average USD-SOFR + 2.714%) 8.052% 5/25/2024[1,3]		1,820	1,833
Connecticut Avenue Securities Trust, Series 2014-C04, Class 1M2, (30-day Average USD-SOFR + 5.014%) 10.352% 11/25/2024[1,3]		1,592	1,642
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M1, (30-day Average USD-SOFR + 0.75%) 6.087% 10/25/2041[1,3,4]		102	102
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.087% 5/25/2042[1,3,4]		788	810
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.737% 12/25/2042[1,3,4]		1,218	1,242
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,4]		6,487	6,006
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058[1,3,4]		602	586
Credit Suisse Mortgage Trust, Series 2022-ATH3, Class A1, 4.991% 8/25/2067[1,3,4]		630	619
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032[1]		115	116
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032[1]		57	59
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033[1]		566	544
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033[1]		131	133
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,4]		11,053	12,294
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,4]		11,989	13,363
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 7/25/2051[1,3,4]		13,469	11,094
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 8/25/2051[1,3,4]		12,552	10,323
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,3,4]		14,324	11,816
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,3,4]		36,593	30,140
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,3,4]		14,929	12,278
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051[1,3,4]		2,526	2,163
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 11.002% 7/25/2028[1,3]		1,905	2,023
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA6, Class M1, (30-day Average USD-SOFR + 0.80%) 6.137% 10/25/2041[1,3,4]		579	577
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.337% 4/25/2042[1,3,4]		7,749	7,822
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.537% 5/25/2042[1,3,4]		184	187
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.287% 6/25/2042[1,3,4]		1,969	2,022
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.487% 9/25/2042[1,3,4]		3,042	3,071
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.037% 9/25/2042[1,3,4]		7,561	7,968
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.152% 1/25/2050[1,3,4]		595	596
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.302% 2/25/2050[1,3,4]		1,348	1,369
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B1, (30-day Average USD-SOFR + 5.214%) 10.552% 6/27/2050[1,3,4]		3,480	3,816
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.452% 8/25/2050[1,3,4]		3,756	4,228
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class M2, (30-day Average USD-SOFR + 2.80%) 8.121% 10/25/2050[1,3,4]		1,355	1,374
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,3,4]		16,412	14,272
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A4, 2.50% 10/25/2052[1,3,4]		40,146	33,017
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,4]		25,604	23,164

26	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,4]	USD	2,813	$2,696
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 7/25/2051[1,3,4]		4,545	3,744
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026)[1,4,6]		27,278	27,799
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027)[1,4,6]		6,234	6,224
Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 5.882% 10/25/2059 (6.882% on 1/25/2024)[1,4,6]		10,654	10,654
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 3.25% 2/25/2060[1,3,4]		3,901	3,901
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (7.25% on 4/25/2024)[1,4,6]		7,816	7,814
Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 6.25% 6/25/2060 (7.25% on 8/26/2024)[1,4,6]		17,306	17,307
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,4,6]		19,788	19,675
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,3,4]		8,877	8,598
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,4,6]		7,757	7,513
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG2, Class A1, 2.50% 6/25/2051[1,3,4]		18,584	15,307
Mello Mortgage Capital Acceptance Trust, Series 2021-MTG3, Class A3, 2.50% 7/1/2051[1,3,4]		14,331	11,804
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (3-month USD CME Term SOFR + 0.965%) 6.32% 11/25/2055[1,3,4]		88,549	88,235
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,3,4]		16,297	14,468
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057[1,3,4]		3,000	2,879
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059[1,3,4]		3,922	3,718
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062[1,3,4]		102	100
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,3,4]		1,817	1,753
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059[1,3,4]		8,775	8,252
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD CME Term SOFR + 0.865%) 6.22% 5/25/2055[1,3,4]		42,288	42,267
Onslow Bay Financial Mortgage Loan Trust, Series 2022-J1, Class A2, 2.50% 2/25/2052[1,3,4]		1,064	875
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026)[1,4,6]		2,650	2,680
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026)[1,4,6]		1,766	1,777
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027)[1,4,6]		7,935	7,986
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,3,4]		17,630	14,780
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,4]		7,198	6,733
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,3,4]		9,213	8,898
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD CME Term SOFR + 0.955%) 6.31% 7/25/2037[1,3]		7,239	6,382
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054[1,3,4]		12,268	12,132
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.214% 3/25/2054[1,3,4]		1,500	1,465
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.281% 2/25/2055[1,3,4]		4,000	3,886
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055[1,3,4]		7,000	6,746
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.569% 8/25/2055[1,3,4]		3,200	2,811
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 10/25/2056[1,3,4]		213	211
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056[1,3,4]		3,000	2,934
Towd Point Mortgage Trust, Series 2017-5, Class A1, 6.07% 2/25/2057[1,3,4]		175	176
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25% 4/25/2057[1,3,4]		6,986	6,832
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[1,3,4]		482	464
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057[1,3,4]		1,575	1,401
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,3,4]		197	193
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,3,4]		837	804
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057[1,3,4]		3,000	2,750
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,3,4]		10,000	9,507
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,3,4]		7,477	7,261
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058[1,3,4]		6,000	5,235
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,3,4]		237	230
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.746% 12/25/2058[1,3,4]		6,484	6,221

The Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058[1,3,4]	USD	3,615	$3,241
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,3,4]		5,000	4,098
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059[1,3,4]		4,590	4,041
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,4]		20,222	17,882
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[1,4]		1,938	1,841
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[4,7]		10,592	9,841
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2028[1,4]		19,898	19,644
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,4]		29,677	27,096
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[1,4]		10,764	10,643
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[1,4]		7,963	7,762
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,4]		1,536	1,489
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027)[1,4,6]		5,140	5,139
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027)[1,4,6]		186	186
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[1,4,6]		657	664
			907,838

Total mortgage-backed obligations			32,374,029

Corporate bonds, notes & loans 29.61%
Financials 9.68%
AerCap Ireland Capital DAC 1.65% 10/29/2024		13,302	12,845
AerCap Ireland Capital DAC 6.50% 7/15/2025		4,854	4,918
AerCap Ireland Capital DAC 1.75% 1/30/2026		7,812	7,259
AerCap Ireland Capital DAC 2.45% 10/29/2026		60,098	55,673
AerCap Ireland Capital DAC 6.45% 4/15/2027[4]		33,890	35,113
AerCap Ireland Capital DAC 5.75% 6/6/2028		28,777	29,479
AerCap Ireland Capital DAC 3.00% 10/29/2028		48,387	44,201
AerCap Ireland Capital DAC 3.30% 1/30/2032		41,921	36,500
AerCap Ireland Capital DAC 3.40% 10/29/2033		17,747	15,250
AerCap Ireland Capital DAC 3.85% 10/29/2041		290	234
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[6]	EUR	9,525	8,981
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[4,6]	USD	12,534	13,218
Ally Financial, Inc. 5.125% 9/30/2024		3,863	3,834
Ally Financial, Inc. 5.80% 5/1/2025		6,400	6,411
Ally Financial, Inc. 8.00% 11/1/2031		22,786	24,881
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[6]	EUR	3,446	4,052
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]	USD	4,374	4,462
American Express Co. 5.85% 11/5/2027		1,700	1,774
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[6]		2,593	2,814
American Express Co. 4.42% 8/3/2033 (USD-SOFR + 1.76% on 8/3/2032)[6]		21,950	21,141
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]		55,975	55,903
American International Group, Inc. 5.125% 3/27/2033		26,501	26,911
American International Group, Inc. 4.375% 6/30/2050		2,730	2,442
Aon Corp. 2.85% 5/28/2027		1,000	945
Aon Corp. 2.60% 12/2/2031		10,750	9,122
Aon Corp. 5.00% 9/12/2032		6,000	5,995
Aon Corp. 5.35% 2/28/2033		7,209	7,397
Aon Corp. 3.90% 2/28/2052		1,000	796
Australia and New Zealand Banking Group, Ltd. 4.829% 2/3/2025[4]		955	955
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032[4]		1,518	1,624
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[6]	EUR	10,000	11,501
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 4/17/2025[4]	USD	7,500	7,493
Banco Santander, SA 5.147% 8/18/2025		17,200	17,107
Banco Santander, SA 5.294% 8/18/2027		9,800	9,837
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[6]		7,800	7,059
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[6]		19,965	17,761
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[6]		11,619	11,317
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[6]		8,343	8,328
Bank of America Corp. 1.658% 3/11/2027 (USD-SOFR + 0.91% on 3/11/2026)[6]		29,913	27,684

28	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	USD	30,000	$27,806
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]		18,149	17,748
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[6]		69,406	69,428
Bank of America Corp. 6.204% 11/10/2028 (USD-SOFR + 1.99% on 11/10/2027)[6]		8,654	9,033
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[6]		5,681	5,355
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[6]		84,282	84,857
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]		53,866	47,502
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[6]		28,779	29,726
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[6]		5,097	4,395
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[6]		39,020	31,941
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]		14,757	11,988
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031)[6]		5,706	4,821
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031)[6]		13,833	11,685
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]		76,308	62,338
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[6]		15,190	15,233
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[6]		92,510	96,894
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040)[6]		530	379
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[6]		12,000	10,866
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[4,6]		32,600	32,983
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[4,6]		9,200	8,400
Bank of Montreal 5.30% 6/5/2026		10,000	10,103
Bank of Montreal 5.203% 2/1/2028		4,000	4,078
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026)[6]		15,000	15,011
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027)[6]		10,000	10,374
Bank of New York Mellon Corp. 4.534% 2/1/2029 (USD-SOFR + 1.169% on 2/1/2029)[6]		18,000	17,877
Bank of New York Mellon Corp. 4.705% 2/1/2034 (USD-SOFR + 1.512% on 2/1/2033)[6]		22,105	21,632
Bank of Nova Scotia (The) 5.25% 6/12/2028		10,000	10,159
Barclays PLC 5.304% 8/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/9/2025)[6]		725	722
Barclays PLC 5.829% 5/9/2027 (USD-SOFR + 2.21% on 5/9/2026)[6]		16,500	16,653
Barclays PLC 5.501% 8/9/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 8/5/2027)[6]		29,640	29,793
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028)[6]		7,000	7,295
Barclays PLC 6.224% 5/9/2034 (USD-SOFR + 2.98% on 5/9/2033)[6]		14,115	14,647
Barclays PLC 6.692% 9/13/2034 (USD-SOFR + 2.62% on 9/13/2033)[6]		3,000	3,209
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[4,6]		14,100	15,046
Berkshire Hathaway Finance Corp. 2.875% 3/15/2032		2,032	1,833
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048		9,744	8,984
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052		3,293	2,756
BlackRock, Inc. 2.10% 2/25/2032		9,025	7,541
BlackRock, Inc. 4.75% 5/25/2033		1,050	1,060
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[4]		12,375	12,848
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[4]		3,520	3,761
Block, Inc. 2.75% 6/1/2026		8,000	7,549
Block, Inc. 3.50% 6/1/2031		5,025	4,471
BNP Paribas SA 3.375% 1/9/2025[4]		11,000	10,776
BNP Paribas SA 1.323% 1/13/2027 (USD-SOFR + 1.004% on 1/13/2026)[4,6]		9,000	8,305
BNP Paribas SA 1.675% 6/30/2027 (USD-SOFR + 0.912% on 6/30/2026)[4,6]		1,011	926
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[4,6]		64,976	60,149
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[4,6]		15,819	13,774
BNP Paribas SA 3.052% 1/13/2031 (USD-SOFR + 1.507% on 1/13/2030)[4,6]		487	428
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[4,6]		63,372	53,652
Bocom Leasing Management Hong Kong Co., Ltd. 4.375% 1/22/2024		1,500	1,499
BPCE SA 4.625% 7/11/2024[4]		20,600	20,383
BPCE SA 5.15% 7/21/2024[4]		28,454	28,216
BPCE SA 1.625% 1/14/2025[4]		12,250	11,807
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[4,6]		26,407	24,595
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[4,6]		17,000	17,143
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[4,6]		10,656	9,679
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[4,6]		40,500	42,688

The Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[4,6]	USD	36,234	$29,054
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[4,6]		27,495	27,633
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[4,6]		7,000	7,181
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,6]		23,950	24,451
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[4,6]		5,000	5,285
Canadian Imperial Bank of Commerce 5.144% 4/28/2025		10,000	10,008
Canadian Imperial Bank of Commerce 3.60% 4/7/2032		197	180
Canadian Imperial Bank of Commerce 6.092% 10/3/2033		21,867	23,348
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[6]		16,000	15,824
Capital One Financial Corp. 4.927% 5/10/2028 (USD-SOFR + 2.057% on 5/10/2027)[6]		16,300	16,030
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]		4,165	4,156
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[6]		15,000	15,395
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[6]		15,850	16,631
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		5,188	4,209
Chubb INA Holdings, Inc. 3.35% 5/3/2026		100	97
Chubb INA Holdings, Inc. 4.35% 11/3/2045		100	94
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[6]		16,208	15,582
Citigroup, Inc. 4.45% 9/29/2027		400	391
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[6]		40,549	38,226
Citigroup, Inc. 3.98% 3/20/2030 (3-month USD CME Term SOFR + 1.597% on 3/20/2029)[6]		4,669	4,435
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[6]		2,488	2,217
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[6]		8,934	7,754
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030)[6]		56,184	48,022
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[6]		812	678
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[6]		15,956	13,161
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]		741	632
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[6]		1,869	1,682
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[6]		3,564	3,491
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[6]		77,382	82,836
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]		925	958
Commonwealth Bank of Australia 2.688% 3/11/2031[4]		17,450	14,367
Cooperatieve Rabobank UA 2.625% 7/22/2024[4]		698	687
Corebridge Financial, Inc. 3.50% 4/4/2025		1,642	1,602
Corebridge Financial, Inc. 3.65% 4/5/2027		26,338	25,351
Corebridge Financial, Inc. 3.85% 4/5/2029		37,493	35,367
Corebridge Financial, Inc. 3.90% 4/5/2032		24,060	21,767
Corebridge Financial, Inc. 4.35% 4/5/2042		2,317	1,968
Corebridge Financial, Inc. 4.40% 4/5/2052		2,692	2,263
Crédit Agricole SA 3.25% 10/4/2024[4]		6,200	6,095
Crédit Agricole SA 4.375% 3/17/2025[4]		3,500	3,445
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[4,6]		12,000	11,391
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[4,6]		12,327	11,356
Credit Suisse AG 2.95% 4/9/2025		2,350	2,280
Credit Suisse AG 7.50% 2/15/2028		17,000	18,629
Danske Bank AS 6.466% 1/9/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/9/2025)[4,6]		3,831	3,860
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[4,6]		14,200	12,820
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[4,6]		19,150	18,572
DBS Bank, Ltd. (3-month AUD-BBSW + 0.55%) 4.91% 9/10/2024[3]	AUD	24,980	17,041
DBS Bank, Ltd. (3-month AUD-BBSW + 0.57%) 4.937% 12/2/2024[3]		14,970	10,205
Deutsche Bank AG 0.898% 5/28/2024	USD	15,450	15,178
Deutsche Bank AG 3.70% 5/30/2024		12,900	12,769
Deutsche Bank AG 1.447% 4/1/2025 (USD-SOFR + 1.131% on 4/1/2024)[6]		24,716	24,422
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[6]		17,750	17,463
Deutsche Bank AG 4.10% 1/13/2026		16,415	15,968
Deutsche Bank AG 4.10% 1/13/2026		4,936	4,844
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]		49,618	46,539
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[6]		15,264	15,852
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[6]		95,259	87,155
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]		118,767	109,087
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]		65,940	69,091
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]		33,710	35,513
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[6]		38,234	33,576

30	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	USD	23,000	$19,290
Deutsche Bank AG 3.035% 5/28/2032 (USD-SOFR + 1.718% on 5/28/2031)[6]		2,083	1,741
Discover Bank 3.45% 7/27/2026		2,343	2,216
Discover Financial Services 6.70% 11/29/2032		1,546	1,621
Discover Financial Services 7.964% 11/2/2034 (USD-SOFR Index + 3.37% on 11/2/2033)[6]		7,350	8,180
DNB Bank ASA 1.127% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 9/16/2025)[4,6]		2,882	2,676
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[4,6]		2,000	2,020
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,6]		8,037	7,337
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[6]	EUR	7,770	8,141
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[6]		10,200	10,500
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[6]		23,290	27,791
Fidelity National Information Services, Inc. 1.15% 3/1/2026	USD	22,429	20,733
Fidelity National Information Services, Inc. 2.25% 3/1/2031		4,699	3,972
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]		1,285	1,338
Fiserv, Inc. 2.75% 7/1/2024		19,000	18,722
Fiserv, Inc. 3.50% 7/1/2029		406	382
Fiserv, Inc. 2.65% 6/1/2030		900	792
Five Corners Funding Trust II 2.85% 5/15/2030[4]		4,300	3,805
Five Corners Funding Trust III 5.791% 2/15/2033[4]		15,060	16,007
Five Corners Funding Trust IV 5.997% 2/15/2053[4]		2,500	2,709
Global Payments, Inc. 2.90% 5/15/2030		631	555
Goldman Sachs Group, Inc. 1.757% 1/24/2025 (USD-SOFR + 0.73% on 1/24/2024)[6]		2,500	2,491
Goldman Sachs Group, Inc. 3.50% 4/1/2025		14,230	13,918
Goldman Sachs Group, Inc. 0.855% 2/12/2026 (USD-SOFR + 0.609% on 2/12/2025)[6]		400	379
Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 6.811% 5/15/2026[3]		7,000	7,047
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[6]		61,000	55,352
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]		85,837	78,552
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]		19,614	18,190
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]		59,425	57,016
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[6]		47,811	46,988
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]		5,725	5,439
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[6]		29,253	31,060
Goldman Sachs Group, Inc. 2.60% 2/7/2030		5,356	4,709
Goldman Sachs Group, Inc. 3.80% 3/15/2030		9,419	8,856
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[6]		51,903	41,958
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[6]		10,416	8,747
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]		36,016	30,927
Goldman Sachs Group, Inc. 6.561% 10/24/2034 (USD-SOFR + 1.95% on 10/24/2033)[6]		672	739
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[6]		10,000	7,301
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[6]		9,000	7,036
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[4]		3,350	3,542
Hongkong Land Finance (Cayman Islands) Co., Ltd. (The) 4.625% 1/16/2024		4,000	3,998
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[6]		5,000	4,877
HSBC Holdings PLC 2.256% 11/13/2026 (1-year GBP-ICE Swap + 1.317% on 11/13/2025)[6]	GBP	6,050	7,315
HSBC Holdings PLC (USD-SOFR + 1.57%) 5.35% 8/14/2027[3]	USD	20,000	20,107
HSBC Holdings PLC 2.251% 11/22/2027 (USD-SOFR + 1.10% on 11/22/2026)[6]		11,240	10,321
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[6]		23,007	22,683
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[6]		3,357	3,599
HSBC Holdings PLC 6.161% 3/9/2029 (USD-SOFR + 1.97% on 3/9/2028)[6]		8,557	8,842
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]		47,596	41,579
HSBC Holdings PLC 4.95% 3/31/2030		3,150	3,126
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[6]		2,609	2,439
HSBC Holdings PLC 3.00% 5/29/2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[6]	GBP	3,613	4,145
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[6]	USD	48,184	40,246
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]		4,574	3,803
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[6]		11,963	13,832
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[6]		5,137	5,463
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[6]		30,917	33,927
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[6]		4,198	4,530

The Bond Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	USD	7,854	$7,373
Huarong Finance 2017 Co., Ltd. 4.25% 11/7/2027		39,663	36,260
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029		11,367	10,081
Huarong Finance II Co., Ltd. 5.50% 1/16/2025		34,000	33,703
Huarong Finance II Co., Ltd. 5.00% 11/19/2025		3,637	3,513
Huarong Finance II Co., Ltd. 4.625% 6/3/2026		360	342
Huarong Finance II Co., Ltd. 4.875% 11/22/2026		10,000	9,501
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[6]		13,535	13,965
Huntington Bancshares, Inc. 4.45% junior subordinated perpetual bonds (7-year UST Yield Curve Rate T Note Constant Maturity + 4.045% on 10/15/2027)[6]		4,000	3,518
Industrial and Commercial Bank of China, Ltd. 2.875% 9/12/2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 9/12/2024)[3]		3,000	2,948
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[6]		12,000	12,254
ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[6]		6,000	6,300
Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.80% 12/15/2036[3]	AUD	10,280	7,090
Intercontinental Exchange, Inc. 4.00% 9/15/2027	USD	259	255
Intercontinental Exchange, Inc. 4.35% 6/15/2029		15,430	15,399
Intercontinental Exchange, Inc. 2.10% 6/15/2030		20,000	17,219
Intercontinental Exchange, Inc. 4.60% 3/15/2033		17,419	17,351
Intercontinental Exchange, Inc. 2.65% 9/15/2040		3,875	2,893
Intercontinental Exchange, Inc. 3.00% 6/15/2050		4,806	3,443
Intercontinental Exchange, Inc. 4.95% 6/15/2052		4,094	4,094
Intercontinental Exchange, Inc. 3.00% 9/15/2060		6,311	4,274
Intesa Sanpaolo SpA 5.017% 6/26/2024[4]		125,758	124,495
Intesa Sanpaolo SpA 3.25% 9/23/2024[4]		8,260	8,112
Intesa Sanpaolo SpA 7.00% 11/21/2025[4]		20,450	20,965
Intesa Sanpaolo SpA 5.71% 1/15/2026[4]		24,105	24,002
Intesa Sanpaolo SpA 3.875% 7/14/2027[4]		10,275	9,575
Intesa Sanpaolo SpA 3.875% 1/12/2028[4]		4,974	4,620
Intesa Sanpaolo SpA 4.00% 9/23/2029[4]		3,000	2,733
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[4,6]		2,525	2,742
Intesa Sanpaolo SpA 7.20% 11/28/2033[4]		11,600	12,374
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[4,6]		37,275	38,480
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[4]		2,470	2,268
JPMorgan Chase & Co. 2.301% 10/15/2025 (USD-SOFR + 1.16% on 10/15/2024)[6]		6,280	6,121
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]		124,828	120,220
JPMorgan Chase & Co. 5.546% 12/15/2025 (USD-SOFR + 1.07% on 12/15/2024)[6]		17,248	17,265
JPMorgan Chase & Co. 2.005% 3/13/2026 (USD-SOFR + 1.585% on 3/13/2025)[6]		22,000	21,143
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[6]		2,547	2,440
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]		7,400	7,283
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]		7,980	7,337
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[6]		12,218	11,280
JPMorgan Chase & Co. 1.47% 9/22/2027 (USD-SOFR + 0.765% on 9/22/2026)[6]		31,459	28,515
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[6]		10,000	10,291
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]		67,908	63,920
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[6]		49,000	48,294
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[6]		20,154	20,170
JPMorgan Chase & Co. 3.509% 1/23/2029 (3-month USD CME Term SOFR + 1.207% on 1/23/2028)[6]		3,265	3,096
JPMorgan Chase & Co. 2.069% 6/1/2029 (USD-SOFR + 1.015% on 6/1/2028)[6]		15,175	13,463
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028)[6]		16,666	16,921
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[6]		3,685	3,876
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[6]		13,501	10,978
JPMorgan Chase & Co. 2.58% 4/22/2032 (USD-SOFR + 1.25% on 4/22/2031)[6]		1,483	1,255
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]		20,053	16,738
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[6]		485	416
JPMorgan Chase & Co. 4.912% 7/25/2033 (USD-SOFR + 2.08% on 7/25/2032)[6]		11,966	11,835
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]		60,898	61,801
JPMorgan Chase & Co. 6.254% 10/23/2034 (USD-SOFR + 1.81% on 10/23/2033)[6]		19,265	20,894
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[6]		1,907	1,426
Kasikornbank PCL (Hong Kong Branch) 5.458% 3/7/2028		3,000	3,060
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]		19,035	17,519
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[4,6]		9,675	9,846

32	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[4,6]	USD	42,000	$44,417
Korea Exchange Bank 3.25% 3/30/2027[4]		3,350	3,204
Lloyds Banking Group PLC 3.87% 7/9/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[6]		523	518
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[6]		13,875	13,394
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[6]		312	286
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]		19,425	19,779
Lloyds Banking Group PLC 3.75% 3/18/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 3/18/2027)[6]		26,573	25,449
Lloyds Banking Group PLC 4.375% 3/22/2028		6,323	6,187
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028)[6]		20,547	21,066
Lloyds Banking Group PLC 4.976% 8/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 8/11/2032)[6]		16,390	15,975
LPL Holdings, Inc. 4.625% 11/15/2027[4]		270	261
LPL Holdings, Inc. 6.75% 11/17/2028		26,490	28,255
LPL Holdings, Inc. 4.375% 5/15/2031[4]		1,800	1,632
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[6]		27,182	29,260
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[6]		19,743	18,715
M&T Bank Corp. 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.174% on 8/1/2024)[6]		5,000	4,537
Macquarie Bank, Ltd. 5.208% 6/15/2026[4]		5,000	5,028
Macquarie Bank, Ltd. 5.391% 12/7/2026[4]		5,000	5,069
Marsh & McLennan Companies, Inc. 3.875% 3/15/2024		13,440	13,386
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030		4,221	3,636
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031		1,032	880
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033		3,250	3,424
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051		4,875	3,298
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053		1,687	1,837
Mastercard, Inc. 4.85% 3/9/2033		8,644	8,933
Mastercard, Inc. 2.95% 3/15/2051		4,308	3,200
Met Tower Global Funding 5.40% 6/20/2026[4]		10,000	10,154
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,6,8]		100	108
MetLife, Inc. 3.60% 11/13/2025		100	98
MetLife, Inc. 4.55% 3/23/2030		2,417	2,433
MetLife, Inc. 5.375% 7/15/2033		12,814	13,368
MetLife, Inc. 4.60% 5/13/2046		800	760
Metropolitan Life Global Funding I 3.60% 1/11/2024[4]		3,000	2,999
Metropolitan Life Global Funding I 0.95% 7/2/2025[4]		5,764	5,437
Metropolitan Life Global Funding I 3.45% 12/18/2026[4]		2,315	2,231
Metropolitan Life Global Funding I 4.40% 6/30/2027[4]		4,574	4,499
Metropolitan Life Global Funding I 5.05% 1/6/2028[4]		1,418	1,434
Metropolitan Life Global Funding I 5.40% 9/12/2028[4]		6,000	6,165
Metropolitan Life Global Funding I 3.05% 6/17/2029[4]		5,000	4,549
Metropolitan Life Global Funding I 4.30% 8/25/2029[4]		8,134	7,929
Metropolitan Life Global Funding I 2.95% 4/9/2030[4]		980	871
Metropolitan Life Global Funding I 1.55% 1/7/2031[4]		2,284	1,830
Metropolitan Life Global Funding I 2.40% 1/11/2032[4]		3,250	2,697
Metropolitan Life Global Funding I 5.15% 3/28/2033[4]		6,068	6,179
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[6]		17,000	16,394
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[6]		35,000	31,996
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[6]		12,800	11,660
Mitsubishi UFJ Financial Group, Inc. 2.341% 1/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 1/19/2027)[6]		18,000	16,665
Mitsubishi UFJ Financial Group, Inc. 4.08% 4/19/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 4/19/2027)[6]		19,000	18,485
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[6]		10,000	10,188

The Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[6]	USD	631	$641
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026)[6]		10,000	9,115
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[6]		26,000	23,770
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[6]		12,530	12,899
Mizuho Financial Group, Inc. 5.669% 9/13/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.40% on 9/13/2032)[6]		16,070	16,602
Morgan Stanley 2.72% 7/22/2025 (USD-SOFR + 1.152% on 7/22/2024)[6]		1,640	1,613
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[6]		995	958
Morgan Stanley 4.754% 4/21/2026		25,000	24,992
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[6]		1,121	1,111
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[6]		9,411	8,675
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]		65,131	59,520
Morgan Stanley 2.475% 1/21/2028 (USD-SOFR + 1.00% on 1/21/2027)[6]		2,594	2,409
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027)[6]		6,143	6,007
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[6]		69,283	69,637
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]		40,799	41,056
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[6]		321	327
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028)[6]		17,749	18,822
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[6]		2,300	2,012
Morgan Stanley 3.622% 4/1/2031 (USD-SOFR + 3.12% on 4/1/2030)[6]		3,103	2,860
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]		38,966	31,133
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031)[6]		33,844	27,638
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[6]		9,792	8,112
Morgan Stanley 2.943% 1/21/2033 (USD-SOFR + 1.29% on 1/21/2032)[6]		12,484	10,624
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[6]		11,150	10,878
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[6]		30,000	30,011
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]		44,901	45,591
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[6]		71,108	78,766
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032)[6]		13,453	13,098
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[6]		5,708	4,395
Morgan Stanley Bank, N.A. 5.479% 7/16/2025		8,125	8,203
MSCI, Inc. 3.625% 9/1/2030[4]		16,200	14,676
MSCI, Inc. 3.25% 8/15/2033[4]		15,450	12,932
Münchener Rückversicherungs-Gesellschaft AG 5.875% 5/23/2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[4,6]		6,000	6,030
Nasdaq, Inc. 5.35% 6/28/2028		4,393	4,528
Nasdaq, Inc. 5.55% 2/15/2034		9,368	9,738
Nasdaq, Inc. 5.95% 8/15/2053		2,304	2,479
Nasdaq, Inc. 6.10% 6/28/2063		792	857
National Australia Bank, Ltd. 4.944% 1/12/2028		3,474	3,512
National Australia Bank, Ltd. 4.90% 6/13/2028		5,000	5,062
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[6]		25,000	25,230
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[6]		7,500	6,969
NatWest Group PLC 5.076% 1/27/2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[6,8]		2,650	2,612
NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[6,8]		11,600	11,125
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[6]		8,000	8,408
Navient Corp. 5.875% 10/25/2024		1,000	1,001
Navient Corp. 6.75% 6/25/2025		10,000	10,125
Navient Corp. 5.00% 3/15/2027		6,250	6,040
Navient Corp. 5.625% 8/1/2033		3,000	2,466
New York Life Global Funding 0.95% 6/24/2025[4]		1,034	977
New York Life Global Funding 0.85% 1/15/2026[4]		6,053	5,597
New York Life Global Funding 3.25% 4/7/2027[4]		2,164	2,077
New York Life Global Funding 4.90% 6/13/2028[4]		7,500	7,577
New York Life Global Funding 1.20% 8/7/2030[4]		8,750	7,024
New York Life Global Funding 1.85% 8/1/2031[4]		2,250	1,816
New York Life Global Funding 4.55% 1/28/2033[4]		4,751	4,687
NongHyup Bank 4.875% 7/3/2028[4]		16,213	16,319
Northwestern Mutual Global Funding 0.80% 1/14/2026[4]		2,062	1,908

34	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[4]	USD	12,000	$12,060
Onemain Finance Corp. 7.125% 3/15/2026		9,300	9,481
Onemain Finance Corp. 7.875% 3/15/2030		9,120	9,396
Oversea-Chinese Banking Corp., Ltd. (3-month AUD-BBSW + 0.70%) 4.852% 4/14/2025[3]	AUD	29,750	20,304
Oversea-Chinese Banking Corp., Ltd. 1.832% 9/10/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[6]	USD	2,250	2,117
PayPal Holdings, Inc. 3.90% 6/1/2027		5,603	5,514
PayPal Holdings, Inc. 4.40% 6/1/2032		15,247	15,158
PayPal Holdings, Inc. 3.25% 6/1/2050		61	46
PayPal Holdings, Inc. 5.05% 6/1/2052		19,695	19,880
PayPal Holdings, Inc. 5.25% 6/1/2062		321	319
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[6]		10,000	10,123
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]		49,534	50,625
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[6]		9,176	9,592
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[6]		2,378	2,474
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]		18,349	20,378
PNC Financial Services Group, Inc. 3.40% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.595% on 9/15/2026)[6]		4,562	3,661
Power Finance Corp., Ltd. 3.95% 4/23/2030		32,000	29,629
Power Finance Corp., Ltd. 3.35% 5/16/2031		8,670	7,647
Prudential Financial, Inc. 3.905% 12/7/2047		850	697
Prudential Financial, Inc. 4.418% 3/27/2048		1,000	883
Prudential Financial, Inc. 3.70% 3/13/2051		5,583	4,420
QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 7.128% 8/25/2036[3]	AUD	12,200	8,492
QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028)[6]	GBP	3,840	4,158
QBE Insurance Group, Ltd. 5.875% 6/17/2046 (10-year USD-ICE SOFR Spread-Adjusted Swap + 4.395% on 6/17/2026)[6]	USD	4,000	3,927
Royal Bank of Canada 0.75% 10/7/2024		1,347	1,301
Royal Bank of Canada 4.95% 4/25/2025		5,000	5,005
Royal Bank of Canada 3.625% 5/4/2027		748	723
Royal Bank of Canada 6.00% 11/1/2027		1,098	1,151
Royal Bank of Canada 4.90% 1/12/2028		1,650	1,669
Royal Bank of Canada 5.00% 2/1/2033		16,627	16,917
Santander Holdings USA, Inc. 3.50% 6/7/2024		13,325	13,187
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027)[6]		10,775	9,873
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[6]		24,328	25,157
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028)[6]		3,644	3,763
SMBC Aviation Capital Finance DAC 5.70% 7/25/2033[4]		7,915	8,007
Standard Chartered PLC 7.018% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 2/8/2029)[4,6]		4,930	5,208
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[4,6]		7,000	6,592
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[6]		5,200	4,897
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[4,6]		13,701	14,398
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031)[4,6]		2,554	2,093
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027)[6]		430	446
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[6]		10,825	10,210
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[6]		18,331	18,047
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]		45,934	46,292
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026		10,264	10,500
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027		6,775	6,266
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028		7,500	7,769
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033		427	451
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[4]		10,000	10,293
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 6.67% 6/1/2037[3]	AUD	7,500	5,175
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 7.02% 12/1/2038[3]		50	35
Suncorp-Metway, Ltd. (3-month AUD-BBSW + 0.78%) 5.122% 7/30/2024[3]		24,500	16,713

The Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[6,9]	USD	11,614	$157
Svenska Handelsbanken AB 5.50% 6/15/2028[4]		5,000	5,095
Swedbank AB 6.136% 9/12/2026[4]		12,825	13,088
Synchrony Bank 5.40% 8/22/2025		17,000	16,754
Synchrony Bank 5.625% 8/23/2027		17,000	16,723
Synchrony Financial 4.375% 3/19/2024		5,825	5,805
Toronto-Dominion Bank (The) 0.75% 9/11/2025		23,900	22,309
Toronto-Dominion Bank (The) 5.156% 1/10/2028		9,935	10,092
Toronto-Dominion Bank (The) 5.523% 7/17/2028		25,000	25,757
Toronto-Dominion Bank (The) 4.456% 6/8/2032		61	59
Travelers Companies, Inc. 4.00% 5/30/2047		2,250	1,943
Travelers Companies, Inc. 4.10% 3/4/2049		1,500	1,308
Travelers Companies, Inc. 2.55% 4/27/2050		1,601	1,055
Travelers Companies, Inc. 5.45% 5/25/2053		1,914	2,067
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[6]		18,000	17,745
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]		17,382	18,786
Truist Financial Corp. 5.122% 1/26/2034 (USD-SOFR + 1.60% on 1/26/2033)[6]		18,975	18,388
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]		19,540	19,946
U.S. Bancorp 2.40% 7/30/2024		19,000	18,679
U.S. Bancorp 3.10% 4/27/2026		7,000	6,711
U.S. Bancorp 4.548% 7/22/2028 (USD-SOFR + 1.66% on 7/27/2027)[6]		16,000	15,772
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]		7,500	7,386
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[6]		7,500	7,710
U.S. Bancorp 2.677% 1/27/2033 (USD-SOFR + 1.02% on 1/27/2032)[6]		2,675	2,232
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]		49,596	47,529
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]		17,758	18,326
U.S. Bancorp 3.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.541% on 1/15/2027)[6]		4,711	3,710
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[4,6]		2,360	2,343
UBS Group AG 2.593% 9/11/2025 (USD-SOFR + 1.56% on 9/11/2024)[4,6]		3,418	3,345
UBS Group AG 4.55% 4/17/2026		7,000	6,912
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[4,6]		26,727	25,432
UBS Group AG 5.711% 1/12/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.55% on 1/12/2026)[4,6]		20,000	20,118
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,6]		10,300	9,449
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[4,6]		38,389	35,231
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026)[4,6]		50,000	49,312
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[4,6]		22,475	20,318
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027)[4,6]		10,224	10,074
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027)[4,6]		8,250	8,573
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,6,8]		12,135	11,450
UBS Group AG 6.246% 9/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 9/22/2028)[4,6]		19,000	19,835
UBS Group AG 3.126% 8/13/2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,6,8]		11,000	9,824
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[4,6]		82,501	76,890
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[4,6]		15,199	12,132
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[4,6]		76,007	64,770
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[4,6]		22,071	18,117
UBS Group AG 6.537% 8/12/2033 (USD-SOFR + 3.92% on 8/12/2032)[4,6]		5,631	6,013
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[4,6]		51,875	63,807
UBS Group AG 6.301% 9/22/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 9/22/2033)[4,6]		3,325	3,522
UniCredit SpA 4.625% 4/12/2027[4]		17,010	16,632
UniCredit SpA 5.861% 6/19/2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,6]		29,477	28,871
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[4,6]		8,430	7,684
Vigorous Champion International, Ltd. 4.25% 5/28/2029		1,708	1,574
Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025[4,7,9]		500	—	[2]

36	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[6]	USD	36,060	$35,087
Wells Fargo & Co. 3.00% 4/22/2026		3,053	2,926
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]		9,960	9,769
Wells Fargo & Co. 3.00% 10/23/2026		9,980	9,479
Wells Fargo & Co. 3.196% 6/17/2027 (3-month USD CME Term SOFR + 1.432% on 6/17/2026)[6]		11,147	10,661
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[6]		46,148	44,048
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]		19,741	18,090
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]		73,674	73,171
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]		18,000	18,390
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[6]		49,300	51,989
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]		103,678	104,189
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[6]		27,531	28,044
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]		47,035	51,196
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]		71,327	64,208
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[6]		10,000	9,637
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[6]		11,339	10,383
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[6]		20,125	16,390
Willis North America, Inc. 4.65% 6/15/2027		5,185	5,133
Willis North America, Inc. 5.35% 5/15/2033		8,500	8,592
Willis North America, Inc. 3.875% 9/15/2049		4,700	3,642
Xiaomi Best Time International, Ltd. 3.375% 4/29/2030		2,865	2,516
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031		2,000	1,665
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051		5,000	3,560
			7,806,579

Utilities 3.84%
Adani Transmission Step-One, Ltd. 4.00% 8/3/2026		2,000	1,837
AEP Texas, Inc. 3.45% 5/15/2051		2,638	1,892
AEP Transmission Co., LLC 3.10% 12/1/2026		4,075	3,917
AEP Transmission Co., LLC 2.75% 8/15/2051		2,831	1,840
AES Panama Generation Holdings SRL 4.375% 5/31/2030[4]		8,412	7,078
Alabama Power Co. 3.00% 3/15/2052		22,980	16,086
Alfa Desarrollo SpA 4.55% 9/27/2051		8,944	6,991
Alfa Desarrollo SpA 4.55% 9/27/2051[4]		5,694	4,451
Ameren Corp. 2.50% 9/15/2024		1,616	1,581
American Electric Power Co., Inc. 1.00% 11/1/2025		317	294
American Electric Power Co., Inc. 4.30% 12/1/2028		31,133	30,476
American Transmission Systems, Inc. 2.65% 1/15/2032[4]		1,695	1,435
Atlantic City Electric Co. 2.30% 3/15/2031		2,175	1,836
Baltimore Gas and Electric Co. 4.55% 6/1/2052		3,150	2,892
Berkshire Hathaway Energy Co. 4.50% 2/1/2045		200	185
Berkshire Hathaway Energy Co. 4.60% 5/1/2053		3,618	3,230
Calpine Corp. 5.25% 6/1/2026[4]		3,398	3,355
Calpine Corp. 4.50% 2/15/2028[4]		4,000	3,807
CenterPoint Energy Houston Electric, LLC 4.95% 4/1/2033		5,750	5,857
CenterPoint Energy Houston Electric, LLC 2.90% 7/1/2050		5,867	4,105
CenterPoint Energy Houston Electric, LLC 3.60% 3/1/2052		5,392	4,285
CenterPoint Energy, Inc. 2.65% 6/1/2031		13,900	11,868
CenterPoint Energy, Inc. 3.70% 9/1/2049		2,775	2,104
Chile Electricity Lux MPC SARL 6.01% 1/20/2033[4]		3,300	3,387
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[4]		15,958	14,958
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[4]		5,500	5,220
CMS Energy Corp. 3.00% 5/15/2026		7,689	7,353
CMS Energy Corp. 3.45% 8/15/2027		1,460	1,392
Comision Federal de Electricidad 4.688% 5/15/2029[4]		30,765	28,986
Commonwealth Edison Co. 3.125% 3/15/2051		2,000	1,418
Connecticut Light and Power Co. (The) 3.20% 3/15/2027		857	824
Connecticut Light and Power Co. (The) 2.05% 7/1/2031		12,036	9,996
Consumers Energy Co. 4.90% 2/15/2029		17,976	18,307
Consumers Energy Co. 3.60% 8/15/2032		48,605	45,084
Consumers Energy Co. 4.625% 5/15/2033		10,001	9,991
Dominion Energy, Inc. 3.30% 3/15/2025		2,113	2,064

The Bond Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Dominion Energy, Inc. 3.375% 4/1/2030	USD	20,716	$19,084
Dominion Energy, Inc., junior subordinated, 3.071% 8/15/2024		4,825	4,747
DPL, Inc. 4.125% 7/1/2025		1,040	1,015
DTE Electric Co. 2.625% 3/1/2031		586	513
DTE Electric Co. 3.70% 3/15/2045		107	88
DTE Electric Co. 3.65% 3/1/2052		2,146	1,698
DTE Energy Co. 2.85% 10/1/2026		6,100	5,770
DTE Energy Co. 2.25% 3/1/2030		12,769	11,211
DTE Energy Co. 3.00% 3/1/2032		33,359	29,593
DTE Energy Co. 2.95% 3/1/2050		1,994	1,397
Duke Energy Carolinas, LLC 2.45% 8/15/2029		27,831	24,768
Duke Energy Carolinas, LLC 2.55% 4/15/2031		419	364
Duke Energy Carolinas, LLC 3.20% 8/15/2049		77	56
Duke Energy Carolinas, LLC 5.35% 1/15/2053		3,528	3,622
Duke Energy Corp. 2.55% 6/15/2031		348	297
Duke Energy Corp. 5.75% 9/15/2033		33,869	35,857
Duke Energy Corp. 3.50% 6/15/2051		599	441
Duke Energy Corp. 5.00% 8/15/2052		331	310
Duke Energy Florida, LLC 1.75% 6/15/2030		9,021	7,531
Duke Energy Florida, LLC 5.875% 11/15/2033		4,050	4,368
Duke Energy Florida, LLC 3.00% 12/15/2051		8,566	5,856
Duke Energy Florida, LLC 5.95% 11/15/2052		2,500	2,740
Duke Energy Ohio, Inc. 2.125% 6/1/2030		5,250	4,473
Duke Energy Progress, LLC 2.00% 8/15/2031		769	636
Duke Energy Progress, LLC 2.50% 8/15/2050		4,494	2,830
Edison International 3.55% 11/15/2024		16,725	16,427
Edison International 4.95% 4/15/2025		6,354	6,315
Edison International 5.75% 6/15/2027		13,234	13,523
Edison International 4.125% 3/15/2028		57,701	55,784
Edison International 5.25% 11/15/2028		24,301	24,474
Edison International 6.95% 11/15/2029		16,809	18,258
Electricité de France SA 5.70% 5/23/2028[4]		4,900	5,074
Electricité de France SA 6.25% 5/23/2033[4]		9,350	10,127
Electricité de France SA 6.90% 5/23/2053[4]		17,350	19,657
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[6]	EUR	15,000	14,771
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[4,6]	USD	7,450	8,336
Emera US Finance, LP 0.833% 6/15/2024		3,750	3,656
Emera US Finance, LP 2.639% 6/15/2031		19,066	15,666
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6,8]		319	314
Enfragen Energia Sur SA 5.375% 12/30/2030		885	692
Engie Energia Chile SA 3.40% 1/28/2030[4]		7,054	6,076
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[4]		8,250	7,742
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[4]		1,143	979
Entergy Corp. 1.90% 6/15/2028		9,031	8,006
Entergy Corp. 2.40% 6/15/2031		20,182	16,906
Entergy Louisiana, LLC 3.12% 9/1/2027		4,780	4,511
Entergy Louisiana, LLC 1.60% 12/15/2030		1,700	1,364
Entergy Louisiana, LLC 2.35% 6/15/2032		395	329
Entergy Louisiana, LLC 2.90% 3/15/2051		18,061	12,068
Entergy Louisiana, LLC 4.75% 9/15/2052		281	259
Entergy Texas, Inc. 1.75% 3/15/2031		446	366
Exelon Corp. 4.10% 3/15/2052		1,725	1,399
FirstEnergy Corp. 2.05% 3/1/2025		25,920	25,032
FirstEnergy Corp. 1.60% 1/15/2026		54,542	50,768
FirstEnergy Corp. 2.65% 3/1/2030		39,440	34,119
FirstEnergy Corp. 2.25% 9/1/2030		108,103	91,175
FirstEnergy Corp. 3.40% 3/1/2050		19,301	13,626
FirstEnergy Corp., Series B, 4.15% 7/15/2027		91,819	88,369
FirstEnergy Transmission, LLC 4.35% 1/15/2025[4]		1,260	1,241
FirstEnergy Transmission, LLC 2.866% 9/15/2028[4]		74,825	67,917
Florida Power & Light Co. 3.30% 5/30/2027		10,000	9,591
Florida Power & Light Co. 5.05% 4/1/2028		2,275	2,327
Florida Power & Light Co. 4.40% 5/15/2028		12,000	12,029
Florida Power & Light Co. 2.45% 2/3/2032		20,000	17,186
Florida Power & Light Co. 5.10% 4/1/2033		9,000	9,295

38	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Florida Power & Light Co. 4.80% 5/15/2033	USD	15,247	$15,431
Florida Power & Light Co. 2.875% 12/4/2051		11,934	8,288
Florida Power & Light Co. 5.30% 4/1/2053		7	7
Georgia Power Co. 4.65% 5/16/2028		7,500	7,563
Georgia Power Co. 4.95% 5/17/2033		35,436	35,748
Grupo Energia Bogota SA ESP 7.85% 11/9/2033[4]		2,500	2,721
Jersey Central Power & Light Co. 4.30% 1/15/2026[4]		4,480	4,386
Jersey Central Power & Light Co. 2.75% 3/1/2032[4]		7,574	6,401
Korea East-West Power Co., Ltd. 1.75% 5/6/2025		1,500	1,434
Korea East-West Power Co., Ltd. 3.60% 5/6/2025		1,500	1,472
Korea Electric Power Corp. 4.00% 6/14/2027		3,931	3,846
Metropolitan Edison Co. 4.30% 1/15/2029[4]		5,000	4,845
MidAmerican Energy Co. 3.10% 5/1/2027		2,273	2,178
MidAmerican Energy Co. 3.65% 4/15/2029		2,300	2,200
MidAmerican Energy Co. 5.35% 1/15/2034		350	369
MidAmerican Energy Co. 3.15% 4/15/2050		5,000	3,580
MidAmerican Energy Co. 5.85% 9/15/2054		10,000	11,091
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[4]		6,025	5,823
Minejesa Capital BV 4.625% 8/10/2030		5,135	4,885
Minejesa Capital BV 5.625% 8/10/2037		12,000	10,544
Mississippi Power Co. 4.25% 3/15/2042		14,426	12,326
Monongahela Power Co. 3.55% 5/15/2027[4]		4,800	4,599
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025		4,050	4,089
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027		13,042	12,002
NextEra Energy Capital Holdings, Inc. 4.625% 7/15/2027		428	428
NextEra Energy Operating Partners, LP 4.25% 7/15/2024[4]		4,715	4,665
NextEra Energy Operating Partners, LP 3.875% 10/15/2026[4]		3,535	3,368
NiSource, Inc. 5.40% 6/30/2033		5,000	5,159
NiSource, Inc. 5.00% 6/15/2052		24	23
Northern States Power Co. 2.25% 4/1/2031		5,287	4,539
Northern States Power Co. 2.60% 6/1/2051		13,915	9,125
Northern States Power Co. 4.50% 6/1/2052		2,789	2,569
Northern States Power Co. 5.10% 5/15/2053		1,006	1,016
NRG Energy, Inc. 3.625% 2/15/2031[4]		5,000	4,302
NRG Energy, Inc. 3.875% 2/15/2032[4]		270	231
NTPC, Ltd. 3.75% 4/3/2024		3,000	2,986
NTPC, Ltd. 4.375% 11/26/2024		3,000	2,970
Oncor Electric Delivery Co., LLC 0.55% 10/1/2025		8,100	7,540
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032		8,239	8,167
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033[4]		16,950	18,068
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051		7,613	5,033
Pacific Gas and Electric Co. 3.15% 1/1/2026		136,174	130,670
Pacific Gas and Electric Co. 2.95% 3/1/2026		53,431	50,644
Pacific Gas and Electric Co. 3.30% 3/15/2027		27,575	25,802
Pacific Gas and Electric Co. 2.10% 8/1/2027		61,183	55,185
Pacific Gas and Electric Co. 3.30% 12/1/2027		38,713	36,167
Pacific Gas and Electric Co. 3.00% 6/15/2028		36,906	33,663
Pacific Gas and Electric Co. 3.75% 7/1/2028		23,868	22,376
Pacific Gas and Electric Co. 4.65% 8/1/2028		44,620	42,883
Pacific Gas and Electric Co. 6.10% 1/15/2029		24,440	25,313
Pacific Gas and Electric Co. 4.55% 7/1/2030		148,305	141,381
Pacific Gas and Electric Co. 2.50% 2/1/2031		192,825	159,248
Pacific Gas and Electric Co. 3.25% 6/1/2031		30,505	26,447
Pacific Gas and Electric Co. 5.90% 6/15/2032		3,226	3,284
Pacific Gas and Electric Co. 6.15% 1/15/2033		22,456	23,301
Pacific Gas and Electric Co. 6.40% 6/15/2033		67,732	71,336
Pacific Gas and Electric Co. 6.95% 3/15/2034		9,625	10,585
Pacific Gas and Electric Co. 3.30% 8/1/2040		26,904	19,735
Pacific Gas and Electric Co. 3.75% 8/15/2042		29,730	22,023
Pacific Gas and Electric Co. 4.95% 7/1/2050		2,846	2,437
Pacific Gas and Electric Co. 3.50% 8/1/2050		50,437	34,928
Pacific Gas and Electric Co. 6.75% 1/15/2053		5,645	6,156
PacifiCorp 4.15% 2/15/2050		1,375	1,116
PacifiCorp 3.30% 3/15/2051		7,577	5,264
PacifiCorp 2.90% 6/15/2052		12,470	8,034
PacifiCorp 5.35% 12/1/2053		8,717	8,398
PacifiCorp 5.50% 5/15/2054		21,367	21,014

The Bond Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
PECO Energy Co. 2.80% 6/15/2050	USD	10,000	$6,767
PG&E Corp. 5.00% 7/1/2028		9,485	9,235
PG&E Corp. 5.25% 7/1/2030		7,450	7,194
Progress Energy, Inc. 7.00% 10/30/2031		8,568	9,679
Public Service Company of Colorado 3.70% 6/15/2028		1,551	1,492
Public Service Company of Colorado 1.90% 1/15/2031		111	92
Public Service Company of Colorado 1.875% 6/15/2031		15,100	12,441
Public Service Company of Colorado 4.10% 6/15/2048		3,671	2,996
Public Service Company of Colorado 3.20% 3/1/2050		5,465	3,929
Public Service Company of Colorado 2.70% 1/15/2051		8,928	5,630
Public Service Company of Colorado 4.50% 6/1/2052		3,463	3,034
Public Service Company of Colorado 5.25% 4/1/2053		8,127	8,110
Public Service Electric and Gas Co. 0.95% 3/15/2026		12,926	11,952
Public Service Electric and Gas Co. 3.65% 9/1/2028		2,978	2,874
Public Service Electric and Gas Co. 3.20% 5/15/2029		6,989	6,529
Public Service Electric and Gas Co. 2.45% 1/15/2030		4,830	4,276
Public Service Electric and Gas Co. 1.90% 8/15/2031		500	411
Public Service Electric and Gas Co. 3.10% 3/15/2032		8,811	7,872
Public Service Electric and Gas Co. 5.20% 8/1/2033		8,393	8,717
Public Service Electric and Gas Co. 3.20% 8/1/2049		2,475	1,836
Public Service Electric and Gas Co. 3.15% 1/1/2050		15,000	11,106
Public Service Electric and Gas Co. 2.05% 8/1/2050		864	502
Public Service Electric and Gas Co. 5.45% 8/1/2053		1,250	1,351
San Diego Gas & Electric Co. 4.95% 8/15/2028		10,000	10,212
San Diego Gas & Electric Co. 3.32% 4/15/2050		2,025	1,443
Southern California Edison Co. 1.10% 4/1/2024		19,782	19,567
Southern California Edison Co. 1.20% 2/1/2026		16,697	15,555
Southern California Edison Co. 4.90% 6/1/2026		10,000	10,049
Southern California Edison Co. 4.70% 6/1/2027		25,013	25,177
Southern California Edison Co. 5.85% 11/1/2027		1,367	1,428
Southern California Edison Co. 3.65% 3/1/2028		19,403	18,621
Southern California Edison Co. 4.20% 3/1/2029		25,042	24,575
Southern California Edison Co. 2.85% 8/1/2029		66,401	60,576
Southern California Edison Co. 2.25% 6/1/2030		13,636	11,713
Southern California Edison Co. 2.50% 6/1/2031		21,923	18,800
Southern California Edison Co. 2.75% 2/1/2032		16,770	14,441
Southern California Edison Co. 5.75% 4/1/2035		6,666	6,955
Southern California Edison Co. 5.35% 7/15/2035		30,475	31,620
Southern California Edison Co. 5.625% 2/1/2036		5,649	5,767
Southern California Edison Co. 5.55% 1/15/2037		6,946	6,971
Southern California Edison Co. 5.95% 2/1/2038		12,088	12,695
Southern California Edison Co. 4.50% 9/1/2040		20,350	18,324
Southern California Edison Co. 3.60% 2/1/2045		2,451	1,909
Southern California Edison Co. 4.00% 4/1/2047		1,649	1,348
Southern California Edison Co. 3.65% 2/1/2050		15,867	12,306
Southern California Edison Co. 2.95% 2/1/2051		19,979	13,584
Southern California Edison Co. 3.65% 6/1/2051		1,887	1,424
Southern California Edison Co. 3.45% 2/1/2052		11,610	8,485
Southern California Gas Co. 2.55% 2/1/2030		6,775	5,962
Southwestern Electric Power Co. 1.65% 3/15/2026		12,675	11,808
Southwestern Electric Power Co. 3.25% 11/1/2051		5,219	3,528
Talen Energy Supply, LLC 8.625% 6/1/2030[4]		14,808	15,745
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040		2,714	2,452
TNB Global Ventures Capital Bhd 4.851% 11/1/2028		4,000	3,982
Union Electric Co. 2.15% 3/15/2032		12,550	10,413
Union Electric Co. 2.625% 3/15/2051		132	84
Union Electric Co. 3.90% 4/1/2052		5,303	4,371
Virginia Electric & Power 2.95% 11/15/2026		3,000	2,866
Virginia Electric & Power 2.875% 7/15/2029		1,425	1,311
Virginia Electric & Power 2.30% 11/15/2031		10,008	8,417
Virginia Electric & Power 2.40% 3/30/2032		9,744	8,207
Vistra Operations Co., LLC 3.55% 7/15/2024[4]		8,000	7,889
Vistra Operations Co., LLC 5.00% 7/31/2027[4]		1,000	974
WEC Energy Group, Inc. 4.75% 1/9/2026		5,000	4,983
WEC Energy Group, Inc. 5.60% 9/12/2026		2,800	2,851
WEC Energy Group, Inc. 5.15% 10/1/2027		14,568	14,790
WEC Energy Group, Inc. 2.20% 12/15/2028		5,400	4,808

40	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Wisconsin Power and Light Co. 1.95% 9/16/2031	USD	15,450	$12,575
Wisconsin Power and Light Co. 3.95% 9/1/2032		1,276	1,209
Wisconsin Power and Light Co. 3.65% 4/1/2050		2,675	2,063
Xcel Energy, Inc. 3.35% 12/1/2026		10,439	10,051
Xcel Energy, Inc. 1.75% 3/15/2027		1,353	1,235
Xcel Energy, Inc. 2.60% 12/1/2029		24,612	22,072
Xcel Energy, Inc. 2.35% 11/15/2031		30,760	25,443
Xcel Energy, Inc. 4.60% 6/1/2032		1,993	1,945
Xcel Energy, Inc. 5.45% 8/15/2033		50,950	52,573
			3,094,985

Health care 3.27%
AbbVie, Inc. 2.60% 11/21/2024		30,200	29,517
AbbVie, Inc. 2.95% 11/21/2026		16,395	15,726
AbbVie, Inc. 3.20% 11/21/2029		4,409	4,124
AbbVie, Inc. 4.25% 11/21/2049		202	180
Amgen, Inc. 5.507% 3/2/2026		3,000	3,001
Amgen, Inc. 5.15% 3/2/2028		35,867	36,734
Amgen, Inc. 3.00% 2/22/2029		3,098	2,916
Amgen, Inc. 4.05% 8/18/2029		29,461	28,860
Amgen, Inc. 2.45% 2/21/2030		18,829	16,706
Amgen, Inc. 5.25% 3/2/2030		7,956	8,182
Amgen, Inc. 2.30% 2/25/2031		5,000	4,279
Amgen, Inc. 4.20% 3/1/2033		36,903	35,125
Amgen, Inc. 5.25% 3/2/2033		53,930	55,310
Amgen, Inc. 3.375% 2/21/2050		122	91
Amgen, Inc. 4.875% 3/1/2053		6,500	6,081
Amgen, Inc. 5.65% 3/2/2053		30,427	32,035
AstraZeneca Finance, LLC 1.75% 5/28/2028		564	505
AstraZeneca Finance, LLC 2.25% 5/28/2031		6,852	5,911
AstraZeneca Finance, LLC 4.875% 3/3/2033		17,730	18,344
AstraZeneca PLC 3.375% 11/16/2025		20,139	19,704
AstraZeneca PLC 0.70% 4/8/2026		6,589	6,067
AstraZeneca PLC 4.00% 1/17/2029		2,027	2,002
AstraZeneca PLC 1.375% 8/6/2030		17,516	14,570
AstraZeneca PLC 3.00% 5/28/2051		3,294	2,463
Avantor Funding, Inc. 4.625% 7/15/2028[4]		6,320	6,113
Bausch Health Companies, Inc. 5.50% 11/1/2025[4]		17,750	16,254
Bausch Health Companies, Inc. 4.875% 6/1/2028[4]		8,125	4,903
Baxter International, Inc. 2.272% 12/1/2028		3,250	2,911
Baxter International, Inc. 2.539% 2/1/2032		37,704	31,633
Baxter International, Inc. 3.132% 12/1/2051		2,284	1,573
Bayer US Finance II, LLC 4.375% 12/15/2028[4]		4,250	4,043
Bayer US Finance, LLC 6.25% 1/21/2029[4]		36,732	37,577
Bayer US Finance, LLC 6.375% 11/21/2030[4]		37,000	38,096
Bayer US Finance, LLC 6.50% 11/21/2033[4]		9,282	9,599
Bayer US Finance, LLC 6.875% 11/21/2053[4]		3,535	3,769
Becton, Dickinson and Co. 3.363% 6/6/2024		8,545	8,465
Becton, Dickinson and Co. 4.298% 8/22/2032		3,327	3,212
Boston Scientific Corp. 3.45% 3/1/2024		875	871
Boston Scientific Corp. 2.65% 6/1/2030		26,488	23,663
Boston Scientific Corp. 4.70% 3/1/2049		340	327
Bristol-Myers Squibb Co. 2.90% 7/26/2024		9,095	8,975
Bristol-Myers Squibb Co. 3.20% 6/15/2026		7,768	7,539
Bristol-Myers Squibb Co. 3.40% 7/26/2029		2,197	2,085
Bristol-Myers Squibb Co. 2.95% 3/15/2032		20,158	17,920
Bristol-Myers Squibb Co. 5.90% 11/15/2033		15,624	17,029
Bristol-Myers Squibb Co. 2.55% 11/13/2050		15,075	9,568
Bristol-Myers Squibb Co. 3.70% 3/15/2052		15,681	12,335
Bristol-Myers Squibb Co. 6.25% 11/15/2053		12,623	14,458
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[4]		16,500	14,372
Cencora, Inc. 2.70% 3/15/2031		17,987	15,784
Centene Corp. 4.25% 12/15/2027		58,085	56,012
Centene Corp. 2.45% 7/15/2028		82,808	73,811
Centene Corp. 4.625% 12/15/2029		42,335	40,641
Centene Corp. 3.375% 2/15/2030		45,137	40,555
Centene Corp. 3.00% 10/15/2030		23,055	19,996

The Bond Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Centene Corp. 2.50% 3/1/2031	USD	71,209	$59,425
Centene Corp. 2.625% 8/1/2031		14,110	11,724
Charles River Laboratories International, Inc. 3.75% 3/15/2029[4]		4,335	3,975
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[4]		6,000	4,725
CVS Health Corp. 1.30% 8/21/2027		10,000	8,886
CVS Health Corp. 3.25% 8/15/2029		10,362	9,662
CVS Health Corp. 5.125% 2/21/2030		12,000	12,193
CVS Health Corp. 1.75% 8/21/2030		5,660	4,678
CVS Health Corp. 5.25% 1/30/2031		7,000	7,184
CVS Health Corp. 1.875% 2/28/2031		13,185	10,857
CVS Health Corp. 5.25% 2/21/2033		14,789	15,123
CVS Health Corp. 5.30% 6/1/2033		17,469	17,934
CVS Health Corp. 5.05% 3/25/2048		1,707	1,598
CVS Health Corp. 4.25% 4/1/2050		8,451	7,068
CVS Health Corp. 5.875% 6/1/2053		34,944	36,801
CVS Health Corp. 6.00% 6/1/2063		9,811	10,423
Elevance Health, Inc. 3.50% 8/15/2024		9,349	9,227
Elevance Health, Inc. 2.375% 1/15/2025		1,534	1,490
Elevance Health, Inc. 4.10% 5/15/2032		18,865	18,026
Elevance Health, Inc. 4.75% 2/15/2033		6,060	6,065
Elevance Health, Inc. 4.55% 5/15/2052		8,353	7,631
Elevance Health, Inc. 5.125% 2/15/2053		2,415	2,421
Eli Lilly and Co. 3.375% 3/15/2029		9,000	8,661
Eli Lilly and Co. 4.70% 2/27/2033		38,455	39,450
Eli Lilly and Co. 4.875% 2/27/2053		34,163	35,363
Eli Lilly and Co. 4.95% 2/27/2063		916	950
EMD Finance, LLC 3.25% 3/19/2025[4]		16,185	15,813
Fortrea Holdings, Inc. 7.50% 7/1/2030[4]		2,825	2,905
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.106% 7/1/2030[3,10]		2,706	2,706
GE HealthCare Technologies, Inc. 5.65% 11/15/2027		33,699	34,899
GE HealthCare Technologies, Inc. 5.857% 3/15/2030		1,022	1,074
GE HealthCare Technologies, Inc. 5.905% 11/22/2032		27,792	29,658
GE HealthCare Technologies, Inc. 6.377% 11/22/2052		1,482	1,723
Gilead Sciences, Inc. 5.25% 10/15/2033		23,821	24,839
Gilead Sciences, Inc. 2.80% 10/1/2050		65	45
Gilead Sciences, Inc. 5.55% 10/15/2053		35,505	38,502
GlaxoSmithKline Capital, Inc. 3.625% 5/15/2025		11,425	11,241
HCA, Inc. 5.875% 2/15/2026		4,700	4,742
HCA, Inc. 5.20% 6/1/2028		30,000	30,327
HCA, Inc. 5.875% 2/1/2029		7,130	7,366
HCA, Inc. 3.375% 3/15/2029		401	370
HCA, Inc. 4.125% 6/15/2029		2,825	2,703
HCA, Inc. 3.50% 9/1/2030		5,225	4,738
HCA, Inc. 2.375% 7/15/2031		2,704	2,230
HCA, Inc. 3.625% 3/15/2032		13,278	11,878
HCA, Inc. 5.25% 6/15/2049		8,300	7,726
HCA, Inc. 4.625% 3/15/2052		323	275
Humana, Inc. 3.70% 3/23/2029		9,140	8,785
IQVIA, Inc. 5.00% 10/15/2026[4]		5,750	5,699
Johnson & Johnson 0.95% 9/1/2027		6,000	5,357
Johnson & Johnson 1.30% 9/1/2030		28,696	24,097
Johnson & Johnson 2.10% 9/1/2040		4,000	2,849
Johnson & Johnson 2.25% 9/1/2050		11,000	7,287
Kaiser Foundation Hospitals 2.81% 6/1/2041		701	526
Laboratory Corporation of America Holdings 1.55% 6/1/2026		4,555	4,210
Medtronic Global Holdings S.C.A. 4.50% 3/30/2033		10,500	10,508
Merck & Co., Inc. 2.75% 2/10/2025		34,000	33,268
Merck & Co., Inc. 1.70% 6/10/2027		18,478	16,946
Merck & Co., Inc. 1.45% 6/24/2030		17,874	14,945
Merck & Co., Inc. 4.90% 5/17/2044		2,749	2,783
Merck & Co., Inc. 2.75% 12/10/2051		10,000	6,880
Merck & Co., Inc. 5.00% 5/17/2053		6,482	6,670
Merck & Co., Inc. 5.15% 5/17/2063		1,400	1,461
Molina Healthcare, Inc. 4.375% 6/15/2028[4]		2,125	2,012
Molina Healthcare, Inc. 3.875% 11/15/2030[4]		2,665	2,399
Molina Healthcare, Inc. 3.875% 5/15/2032[4]		15,500	13,561

42	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Novartis Capital Corp. 1.75% 2/14/2025	USD	1,167	$1,131
Novartis Capital Corp. 2.00% 2/14/2027		6,000	5,623
Novartis Capital Corp. 2.20% 8/14/2030		22,078	19,445
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		1,890	1,890
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		38,653	38,754
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		27,222	27,811
Pfizer, Inc. 2.95% 3/15/2024		2,150	2,139
Pfizer, Inc. 1.70% 5/28/2030		690	588
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030		17,136	14,097
Roche Holdings, Inc. 1.93% 12/13/2028[4]		28,439	25,409
Roche Holdings, Inc. 2.076% 12/13/2031[4]		72,783	61,312
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		23,317	22,440
Summa Health 3.511% 11/15/2051		187	134
Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028		7,500	7,616
Tenet Healthcare Corp. 4.875% 1/1/2026		5,535	5,477
Tenet Healthcare Corp. 5.125% 11/1/2027		4,565	4,466
Tenet Healthcare Corp. 6.125% 6/15/2030		4,000	4,049
Tenet Healthcare Corp. 6.75% 5/15/2031[4]		10,000	10,233
Teva Pharmaceutical Finance Co., LLC 6.15% 2/1/2036		11,690	11,204
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024		74,546	74,364
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		147,495	136,674
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		58,320	55,914
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		168,379	172,252
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		20,815	19,902
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		173,286	117,539
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027		12,000	12,231
Thermo Fisher Scientific, Inc. 5.086% 8/10/2033		7,000	7,299
Thermo Fisher Scientific, Inc. 5.20% 1/31/2034		13,414	14,050
UnitedHealth Group, Inc. 3.50% 2/15/2024		6,860	6,843
UnitedHealth Group, Inc. 2.375% 8/15/2024		7,903	7,765
UnitedHealth Group, Inc. 3.75% 7/15/2025		5,900	5,817
UnitedHealth Group, Inc. 3.70% 12/15/2025		15,430	15,192
UnitedHealth Group, Inc. 5.25% 2/15/2028		3,011	3,115
UnitedHealth Group, Inc. 2.875% 8/15/2029		1,172	1,088
UnitedHealth Group, Inc. 2.00% 5/15/2030		13,538	11,706
UnitedHealth Group, Inc. 4.20% 5/15/2032		6,397	6,263
UnitedHealth Group, Inc. 5.35% 2/15/2033		5,984	6,333
UnitedHealth Group, Inc. 3.05% 5/15/2041		7,293	5,703
UnitedHealth Group, Inc. 4.25% 6/15/2048		3,314	2,966
UnitedHealth Group, Inc. 4.45% 12/15/2048		2,015	1,847
UnitedHealth Group, Inc. 3.70% 8/15/2049		3,098	2,523
UnitedHealth Group, Inc. 2.90% 5/15/2050		9,116	6,385
UnitedHealth Group, Inc. 3.25% 5/15/2051		5,408	4,100
UnitedHealth Group, Inc. 4.75% 5/15/2052		4,604	4,430
Zoetis, Inc. 5.60% 11/16/2032		15,969	17,126
			2,633,310

Consumer discretionary 2.99%
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		5,000	4,146
Alibaba Group Holding, Ltd. 2.70% 2/9/2041		6,206	4,251
Allied Universal Holdco, LLC 4.625% 6/1/2028[4]		2,105	1,916
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[4]		2,471	2,527
Amazon.com, Inc. 1.65% 5/12/2028		25,000	22,522
Amazon.com, Inc. 3.45% 4/13/2029		3,434	3,328
Amazon.com, Inc. 1.50% 6/3/2030		6,278	5,320
Amazon.com, Inc. 2.10% 5/12/2031		25,000	21,567
Amazon.com, Inc. 2.875% 5/12/2041		5,827	4,583
Amazon.com, Inc. 3.10% 5/12/2051		7,293	5,428
American Honda Finance Corp. 1.20% 7/8/2025		10,182	9,652
Atlas LuxCo 4 SARL 4.625% 6/1/2028[4]		1,610	1,473
Bath & Body Works, Inc. 6.875% 11/1/2035		4,500	4,563
Bath & Body Works, Inc. 6.75% 7/1/2036		4,800	4,837
BMW US Capital, LLC 3.90% 4/9/2025[4]		21,240	21,007
BMW US Capital, LLC 3.45% 4/1/2027[4]		1,300	1,251
BMW US Capital, LLC 5.05% 8/11/2028[4]		13,400	13,658
BMW US Capital, LLC 2.55% 4/1/2031[4]		14,011	12,170
BMW US Capital, LLC 3.70% 4/1/2032[4]		6,842	6,380

The Bond Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Carnival Corp. 4.00% 8/1/2028[4]	USD	1,000	$930
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[4]		18,450	17,786
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[4]		6,983	7,006
Daimler Trucks Finance North America, LLC 2.00% 12/14/2026[4]		10,500	9,664
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[4]		15,333	14,786
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[4]		3,772	3,797
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[4]		5,895	6,014
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[4]		19,527	17,407
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[4]		49,882	41,417
Falabella SA 3.75% 10/30/2027[4]		8,295	7,324
Ford Motor Co. 3.25% 2/12/2032		6,305	5,247
Ford Motor Co. 6.10% 8/19/2032		3,695	3,727
Ford Motor Co. 4.75% 1/15/2043		16,150	13,351
Ford Motor Co. 5.291% 12/8/2046		3,066	2,705
Ford Motor Credit Co., LLC 3.81% 1/9/2024		3,935	3,933
Ford Motor Credit Co., LLC 5.584% 3/18/2024		423	423
Ford Motor Credit Co., LLC 3.664% 9/8/2024		5,756	5,667
Ford Motor Credit Co., LLC 2.30% 2/10/2025		33,110	31,864
Ford Motor Credit Co., LLC 5.125% 6/16/2025		1,000	988
Ford Motor Credit Co., LLC 4.134% 8/4/2025		400	389
Ford Motor Credit Co., LLC 3.375% 11/13/2025		1,565	1,498
Ford Motor Credit Co., LLC 6.95% 3/6/2026		8,381	8,589
Ford Motor Credit Co., LLC 6.95% 6/10/2026		5,920	6,077
Ford Motor Credit Co., LLC 4.542% 8/1/2026		18,000	17,439
Ford Motor Credit Co., LLC 2.70% 8/10/2026		67,985	62,997
Ford Motor Credit Co., LLC 4.271% 1/9/2027		42,685	40,963
Ford Motor Credit Co., LLC 4.95% 5/28/2027		23,710	23,149
Ford Motor Credit Co., LLC 4.125% 8/17/2027		24,460	23,177
Ford Motor Credit Co., LLC 3.815% 11/2/2027		7,305	6,825
Ford Motor Credit Co., LLC 7.35% 11/4/2027		101,876	107,503
Ford Motor Credit Co., LLC 2.90% 2/16/2028		14,880	13,372
Ford Motor Credit Co., LLC 6.80% 5/12/2028		22,310	23,318
Ford Motor Credit Co., LLC 6.798% 11/7/2028		11,114	11,636
Ford Motor Credit Co., LLC 2.90% 2/10/2029		66,400	58,207
Ford Motor Credit Co., LLC 5.113% 5/3/2029		86,886	84,570
Ford Motor Credit Co., LLC 7.35% 3/6/2030		76,140	81,858
Ford Motor Credit Co., LLC 7.20% 6/10/2030		11,305	12,053
Ford Motor Credit Co., LLC 4.00% 11/13/2030		4,468	4,012
Ford Motor Credit Co., LLC 3.625% 6/17/2031		2,070	1,786
Ford Motor Credit Co., LLC 7.122% 11/7/2033		3,615	3,897
General Motors Co. 6.80% 10/1/2027		17,934	19,022
General Motors Co. 5.40% 10/15/2029		16,960	17,275
General Motors Co. 5.40% 4/1/2048		4,000	3,660
General Motors Co. 5.95% 4/1/2049		39,731	38,956
General Motors Financial Co., Inc. 1.25% 1/8/2026		6,450	5,970
General Motors Financial Co., Inc. 1.50% 6/10/2026		57,097	52,338
General Motors Financial Co., Inc. 4.00% 10/6/2026		7,285	7,092
General Motors Financial Co., Inc. 2.35% 2/26/2027		41,494	38,219
General Motors Financial Co., Inc. 2.70% 8/20/2027		37,175	34,316
General Motors Financial Co., Inc. 2.40% 4/10/2028		12,928	11,608
General Motors Financial Co., Inc. 5.80% 6/23/2028		19,000	19,538
General Motors Financial Co., Inc. 2.40% 10/15/2028		40,580	36,058
General Motors Financial Co., Inc. 5.80% 1/7/2029		62,561	64,064
General Motors Financial Co., Inc. 4.30% 4/6/2029		13,600	13,110
General Motors Financial Co., Inc. 3.60% 6/21/2030		1,735	1,576
General Motors Financial Co., Inc. 2.35% 1/8/2031		23,347	19,312
General Motors Financial Co., Inc. 2.70% 6/10/2031		19,905	16,700
General Motors Financial Co., Inc. 6.40% 1/9/2033		3,581	3,813
GOHL Capital, Ltd. 4.25% 1/24/2027		15,000	14,439
Grand Canyon University 4.125% 10/1/2024		25,000	23,628
Hanesbrands, Inc. 9.00% 2/15/2031[4]		3,681	3,611
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[4]		13,960	12,801
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032[4]		11,040	9,648
Home Depot, Inc. 2.95% 6/15/2029		32,205	30,289
Home Depot, Inc. 2.70% 4/15/2030		25,000	22,846
Home Depot, Inc. 1.375% 3/15/2031		8,666	7,084
Home Depot, Inc. 2.375% 3/15/2051		7,293	4,612

44	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 2.65% 2/10/2025[4]	USD	15,928	$15,464
Hyundai Capital America 5.875% 4/7/2025[4]		10,000	10,056
Hyundai Capital America 1.80% 10/15/2025[4]		56,387	53,017
Hyundai Capital America 6.25% 11/3/2025[4]		6,000	6,092
Hyundai Capital America 1.30% 1/8/2026[4]		17,000	15,701
Hyundai Capital America 5.50% 3/30/2026[4]		5,000	5,028
Hyundai Capital America 1.50% 6/15/2026[4]		33,915	30,985
Hyundai Capital America 1.65% 9/17/2026[4]		36,910	33,561
Hyundai Capital America 3.00% 2/10/2027[4]		19,717	18,436
Hyundai Capital America 2.375% 10/15/2027[4]		14,154	12,757
Hyundai Capital America 1.80% 1/10/2028[4]		15,611	13,698
Hyundai Capital America 5.60% 3/30/2028[4]		9,800	9,952
Hyundai Capital America 2.00% 6/15/2028[4]		36,819	32,185
Hyundai Capital America 5.68% 6/26/2028[4]		19,000	19,380
Hyundai Capital America 2.10% 9/15/2028[4]		14,290	12,502
Hyundai Capital America 6.10% 9/21/2028[4]		19,000	19,756
Hyundai Capital America 6.50% 1/16/2029[4]		27,758	29,327
Hyundai Capital America 5.80% 4/1/2030[4]		16,980	17,506
Hyundai Capital America 5.70% 6/26/2030[4]		11,395	11,675
Hyundai Capital America 6.20% 9/21/2030[4]		19,000	20,022
Hyundai Capital Services, Inc. 2.125% 4/24/2025[4]		5,225	5,014
Hyundai Capital Services, Inc. 1.25% 2/8/2026[4]		6,570	6,040
International Game Technology PLC 6.50% 2/15/2025[4]		1,160	1,162
International Game Technology PLC 4.125% 4/15/2026[4]		2,115	2,057
International Game Technology PLC 6.25% 1/15/2027[4]		3,500	3,554
International Game Technology PLC 5.25% 1/15/2029[4]		6,940	6,800
KB Home 6.875% 6/15/2027		5,000	5,203
KIA Corp. 1.00% 4/16/2024		5,000	4,933
Lennar Corp. 4.50% 4/30/2024		3,015	3,000
M.D.C. Holdings, Inc. 6.00% 1/15/2043		7,475	6,965
Marriott International, Inc. 5.75% 5/1/2025		208	209
Marriott International, Inc. 5.00% 10/15/2027		20,000	20,249
Marriott International, Inc. 4.90% 4/15/2029		4,024	4,053
Marriott International, Inc. 2.85% 4/15/2031		2,120	1,836
Marriott International, Inc. 2.75% 10/15/2033		25,167	20,781
McDonald’s Corp. 3.70% 1/30/2026		135	133
McDonald’s Corp. 3.50% 3/1/2027		185	180
McDonald’s Corp. 2.125% 3/1/2030		5,793	5,065
McDonald’s Corp. 4.60% 9/9/2032		3,772	3,810
McDonald’s Corp. 4.95% 8/14/2033		6,390	6,571
McDonald’s Corp. 4.45% 9/1/2048		242	225
McDonald’s Corp. 3.625% 9/1/2049		6,857	5,503
McDonald’s Corp. 4.20% 4/1/2050		708	627
McDonald’s Corp. 5.15% 9/9/2052		3,265	3,322
McDonald’s Corp. 5.45% 8/14/2053		2,473	2,634
Meituan 3.05% 10/28/2030		15,000	12,672
Mercedes-Benz Finance North America, LLC 0.75% 3/1/2024[4]		5,000	4,960
Mercedes-Benz Finance North America, LLC 2.70% 6/14/2024[4]		7,500	7,404
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[4]		275	278
MGM Resorts International 6.75% 5/1/2025		3,000	3,011
Morongo Band of Mission Indians (The) 7.00% 10/1/2039[4]		11,225	11,997
NIKE, Inc. 2.40% 3/27/2025		8,656	8,424
NIKE, Inc. 3.25% 3/27/2040		5,469	4,597
Nissan Motor Acceptance Co., LLC 6.95% 9/15/2026[4]		4,190	4,331
Nissan Motor Acceptance Co., LLC 1.85% 9/16/2026[4]		4,874	4,385
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028[4]		11,315	9,992
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028[4]		15,000	12,860
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028[4]		20,950	22,125
President and Fellows of Harvard College 2.517% 10/15/2050		5,500	3,720
QVC, Inc. 4.85% 4/1/2024		11,050	10,948
QVC, Inc. 4.45% 2/15/2025		1,500	1,410
Sally Holdings, LLC 5.625% 12/1/2025		200	200
Sands China, Ltd. 5.375% 8/8/2025		10,000	9,868
Sands China, Ltd. 4.30% 1/8/2026		3,000	2,883
Sands China, Ltd. 2.55% 3/8/2027		3,000	2,729
Sands China, Ltd. 5.65% 8/8/2028		53,750	53,335
Sands China, Ltd. 4.625% 6/18/2030		7,000	6,379

The Bond Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Sands China, Ltd. 3.50% 8/8/2031	USD	7,000	$5,872
St Engineering Rhq, Ltd. 1.50% 4/29/2025		5,000	4,782
Stellantis Finance US, Inc. 1.711% 1/29/2027[4]		14,400	13,084
Stellantis Finance US, Inc. 5.625% 1/12/2028[4]		51,318	53,160
Stellantis Finance US, Inc. 2.691% 9/15/2031[4]		23,325	19,528
Stellantis Finance US, Inc. 6.375% 9/12/2032[4]		44,540	48,032
Taylor Morrison Communities, Inc. 5.75% 1/15/2028[4]		3,500	3,520
Toyota Motor Corp. 0.681% 3/25/2024		849	840
Toyota Motor Credit Corp. 1.90% 1/13/2027		2,568	2,390
Toyota Motor Credit Corp. 1.15% 8/13/2027		3,086	2,762
Toyota Motor Credit Corp. 1.90% 4/6/2028		3,802	3,448
Toyota Motor Credit Corp. 4.45% 6/29/2029		616	619
Toyota Motor Credit Corp. 3.375% 4/1/2030		8,330	7,833
Toyota Motor Credit Corp. 4.55% 5/17/2030		11,800	11,881
Toyota Motor Credit Corp. 5.55% 11/20/2030		5,000	5,269
Travel + Leisure Co. 6.625% 7/31/2026[4]		4,000	4,039
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[4]		37,465	39,914
Wynn Resorts Finance, LLC 5.125% 10/1/2029[4]		2,500	2,362
ZF North America Capital, Inc. 7.125% 4/14/2030[4]		9,500	10,136
			2,414,520

Industrials 2.36%
Adani Ports & Special Economic Zone, Ltd. 3.375% 7/24/2024		3,000	2,942
Adani Ports & Special Economic Zone, Ltd. 4.00% 7/30/2027		3,000	2,675
Adani Ports & Special Economic Zone, Ltd. 4.375% 7/3/2029		2,000	1,755
ADT Security Corp. 4.125% 8/1/2029[4]		3,000	2,764
ADT Security Corp. 4.875% 7/15/2032[4]		3,000	2,778
Air Lease Corp. 0.80% 8/18/2024		17,900	17,357
Air Lease Corp. 2.875% 1/15/2026		25,208	24,026
Air Lease Corp. 2.20% 1/15/2027		21,674	19,861
Air Lease Corp. 5.30% 2/1/2028		26,000	26,307
Air Lease Corp. 2.10% 9/1/2028		13,775	12,068
Allison Transmission, Inc. 3.75% 1/30/2031[4]		4,000	3,538
Avolon Holdings Funding, Ltd. 3.95% 7/1/2024[4]		36,469	35,992
Avolon Holdings Funding, Ltd. 2.125% 2/21/2026[4]		21,286	19,737
Avolon Holdings Funding, Ltd. 4.375% 5/1/2026[4]		3,500	3,390
Avolon Holdings Funding, Ltd. 3.25% 2/15/2027[4]		9,187	8,504
Avolon Holdings Funding, Ltd. 2.75% 2/21/2028[4]		20,000	17,788
BOC Aviation, Ltd. 4.00% 1/25/2024		3,000	2,997
Boeing Co. 1.95% 2/1/2024		2,850	2,841
Boeing Co. 2.80% 3/1/2024		3,485	3,466
Boeing Co. 4.875% 5/1/2025		92,984	92,596
Boeing Co. 2.75% 2/1/2026		149,702	143,339
Boeing Co. 2.196% 2/4/2026		106,123	100,293
Boeing Co. 2.70% 2/1/2027		11,304	10,664
Boeing Co. 5.04% 5/1/2027		56,328	56,850
Boeing Co. 3.25% 2/1/2028		100,083	95,016
Boeing Co. 3.25% 3/1/2028		10,176	9,564
Boeing Co. 5.15% 5/1/2030		90,777	92,463
Boeing Co. 3.625% 2/1/2031		27,063	25,149
Boeing Co. 3.60% 5/1/2034		6,790	6,003
Boeing Co. 5.705% 5/1/2040		10,907	11,288
Boeing Co. 3.90% 5/1/2049		8,086	6,414
Boeing Co. 3.75% 2/1/2050		537	417
Boeing Co. 5.805% 5/1/2050		19,494	20,201
Boeing Co. 5.93% 5/1/2060		5,250	5,446
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051		7,293	5,277
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051		35,207	26,783
BWX Technologies, Inc. 4.125% 6/30/2028[4]		1,675	1,555
Canadian National Railway Co. 5.85% 11/1/2033		3,375	3,710
Canadian National Railway Co. 6.125% 11/1/2053		989	1,183
Canadian Pacific Railway Co. 1.75% 12/2/2026		5,820	5,371
Canadian Pacific Railway Co. 3.10% 12/2/2051		39,192	28,351
Carrier Global Corp. 2.242% 2/15/2025		1,029	998
Carrier Global Corp. 5.80% 11/30/2025[4]		4,750	4,815
Carrier Global Corp. 2.493% 2/15/2027		1,332	1,253
Carrier Global Corp. 2.722% 2/15/2030		16,965	15,186

46	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Carrier Global Corp. 2.70% 2/15/2031	USD	1,198	$1,047
Carrier Global Corp. 5.90% 3/15/2034[4]		8,387	9,075
Carrier Global Corp. 3.377% 4/5/2040		15,500	12,483
Carrier Global Corp. 3.577% 4/5/2050		4,092	3,205
Carrier Global Corp. 6.20% 3/15/2054[4]		4,279	4,951
CK Hutchison International (19), Ltd. 3.25% 4/11/2024		5,000	4,973
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049		1,800	1,383
CK Hutchison International (20), Ltd. 3.375% 5/8/2050		3,200	2,448
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[4]		9,430	9,449
CK Hutchison International (23), Ltd. 4.75% 4/21/2028		7,500	7,515
Clean Harbors, Inc. 4.875% 7/15/2027[4]		1,100	1,079
Clean Harbors, Inc. 5.125% 7/15/2029[4]		10,000	9,607
Clean Harbors, Inc. 6.375% 2/1/2031[4]		808	821
Competition Team Technologies, Ltd. 3.75% 3/12/2024		23,800	23,710
Competition Team Technologies, Ltd. 4.25% 3/12/2029		3,000	2,889
Covanta Holding Corp., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.36% 11/30/2028[3,10]		6,224	6,242
Covanta Holding Corp., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.36% 11/30/2028[3,10]		549	550
CSX Corp. 3.80% 3/1/2028		2,460	2,419
CSX Corp. 4.25% 3/15/2029		4,277	4,277
CSX Corp. 2.40% 2/15/2030		11,598	10,260
CSX Corp. 4.10% 11/15/2032		13,284	12,926
CSX Corp. 5.20% 11/15/2033		9,390	9,797
CSX Corp. 2.50% 5/15/2051		4,238	2,741
CSX Corp. 4.50% 11/15/2052		27,800	25,834
Dianjian Haiyu, Ltd. 4.30% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.451% on 6/20/2024)[6]		5,000	4,965
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[4]		3,592	3,355
Eaton Corp. 4.15% 3/15/2033		654	640
General Dynamics Corp. 3.50% 5/15/2025		8,025	7,884
General Dynamics Corp. 3.75% 5/15/2028		5,969	5,865
General Dynamics Corp. 3.625% 4/1/2030		5,879	5,650
General Dynamics Corp. 2.25% 6/1/2031		2,377	2,068
Honeywell International, Inc. 2.30% 8/15/2024		3,387	3,328
Honeywell International, Inc. 1.35% 6/1/2025		165	158
Honeywell International, Inc. 1.95% 6/1/2030		19,413	16,825
Honeywell International, Inc. 5.00% 2/15/2033		4,000	4,187
Howmet Aerospace, Inc. 5.95% 2/1/2037		29,000	30,305
Hutchison Whampoa International (14), Ltd. 3.625% 10/31/2024		6,821	6,732
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033		3,000	3,555
Icahn Enterprises, LP 4.75% 9/15/2024		2,966	2,950
Icahn Enterprises, LP 6.25% 5/15/2026		11,205	10,701
Icahn Enterprises, LP 5.25% 5/15/2027		995	895
Ingersoll-Rand, Inc. 5.40% 8/14/2028		5,676	5,853
Ingersoll-Rand, Inc. 5.70% 8/14/2033		8,208	8,688
L3Harris Technologies, Inc. 5.40% 7/31/2033		7,962	8,282
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[4]		2,295	2,273
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034		489	484
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036[4]		2,691	2,470
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036		2,117	1,944
Lockheed Martin Corp. 5.10% 11/15/2027		835	862
Lockheed Martin Corp. 1.85% 6/15/2030		213	183
Lockheed Martin Corp. 5.25% 1/15/2033		51,999	55,184
Lockheed Martin Corp. 4.75% 2/15/2034		1,437	1,463
Lockheed Martin Corp. 5.70% 11/15/2054		21,152	23,822
Lockheed Martin Corp. 5.20% 2/15/2055		2,087	2,193
Masco Corp. 1.50% 2/15/2028		795	696
Masco Corp. 2.00% 2/15/2031		1,173	965
Mexico City Airport Trust 4.25% 10/31/2026		6,200	5,984
Mexico City Airport Trust 3.875% 4/30/2028		11,400	10,712
Mexico City Airport Trust 3.875% 4/30/2028[4]		690	648
Mexico City Airport Trust 5.50% 10/31/2046		3,106	2,683
Mexico City Airport Trust 5.50% 7/31/2047		14,409	12,454
Mexico City Airport Trust 5.50% 7/31/2047[4]		2,485	2,148
Mileage Plus Holdings, LLC 6.50% 6/20/2027[4]		7,308	7,334
MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025		3,000	2,935

The Bond Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[4]	USD	16,872	$16,255
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027		8,000	7,708
Norfolk Southern Corp. 5.05% 8/1/2030		12,273	12,576
Norfolk Southern Corp. 4.45% 3/1/2033		2,194	2,167
Norfolk Southern Corp. 5.35% 8/1/2054		10,307	10,727
Northrop Grumman Corp. 2.93% 1/15/2025		15,040	14,703
Northrop Grumman Corp. 3.25% 1/15/2028		8,475	8,104
Northrop Grumman Corp. 4.70% 3/15/2033		29,043	29,307
Northrop Grumman Corp. 4.95% 3/15/2053		15,969	15,837
Otis Worldwide Corp. 2.056% 4/5/2025		21,882	21,053
Otis Worldwide Corp. 5.25% 8/16/2028		11,000	11,314
Pitney Bowes, Inc. 6.875% 3/15/2027[4]		6,000	5,610
Prime Security Services Borrower, LLC 5.25% 4/15/2024[4]		334	332
Prime Security Services Borrower, LLC 5.75% 4/15/2026[4]		2,000	2,012
Prime Security Services Borrower, LLC 3.375% 8/31/2027[4]		3,100	2,876
Republic Services, Inc. 2.50% 8/15/2024		7,000	6,870
Republic Services, Inc. 2.375% 3/15/2033		1,252	1,047
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[4]		1,511	1,613
RTX Corp. 3.20% 3/15/2024		10,380	10,330
RTX Corp. 3.95% 8/16/2025		17,415	17,167
RTX Corp. 5.75% 11/8/2026		4,000	4,111
RTX Corp. 3.125% 5/4/2027		1,000	951
RTX Corp. 4.125% 11/16/2028		6,320	6,180
RTX Corp. 5.75% 1/15/2029		3,000	3,138
RTX Corp. 2.25% 7/1/2030		3,750	3,242
RTX Corp. 6.00% 3/15/2031		2,833	3,019
RTX Corp. 1.90% 9/1/2031		11,488	9,344
RTX Corp. 2.375% 3/15/2032		7,474	6,233
RTX Corp. 5.15% 2/27/2033		6,941	7,077
RTX Corp. 6.10% 3/15/2034		2,914	3,164
RTX Corp. 4.50% 6/1/2042		1,375	1,250
RTX Corp. 2.82% 9/1/2051		3,750	2,483
RTX Corp. 3.03% 3/15/2052		7,000	4,837
RTX Corp. 5.375% 2/27/2053		3,194	3,248
RTX Corp. 6.40% 3/15/2054		7,323	8,484
Ste Transcore Holdings, Inc. 3.375% 5/5/2027[11]		3,000	2,893
Stericycle, Inc. 5.375% 7/15/2024[4]		5,000	4,988
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[4]		14,355	11,789
TransDigm, Inc. 6.25% 3/15/2026[4]		656	656
Triton Container International, Ltd. 1.15% 6/7/2024[4]		8,063	7,869
Triton Container International, Ltd. 3.15% 6/15/2031[4]		15,346	12,225
TSMC Arizona Corp. 4.25% 4/22/2032		8,000	7,888
TSMC Arizona Corp. 3.125% 10/25/2041		5,000	4,009
TSMC Arizona Corp. 3.25% 10/25/2051		11,000	8,723
Union Pacific Corp. 3.15% 3/1/2024		5,705	5,680
Union Pacific Corp. 3.75% 7/15/2025		2,230	2,197
Union Pacific Corp. 2.15% 2/5/2027		5,533	5,167
Union Pacific Corp. 2.375% 5/20/2031		23,375	20,331
Union Pacific Corp. 2.80% 2/14/2032		16,869	14,974
Union Pacific Corp. 4.50% 1/20/2033		1,050	1,056
Union Pacific Corp. 2.891% 4/6/2036		7,702	6,506
Union Pacific Corp. 4.30% 3/1/2049		1,367	1,212
Union Pacific Corp. 3.25% 2/5/2050		27,698	21,238
Union Pacific Corp. 2.95% 3/10/2052		7,553	5,363
Union Pacific Corp. 3.50% 2/14/2053		4,558	3,615
Union Pacific Corp. 3.95% 8/15/2059		1,980	1,620
Veralto Corp. 5.50% 9/18/2026[4]		2,500	2,533
Veralto Corp. 5.35% 9/18/2028[4]		20,750	21,251
Veralto Corp. 5.45% 9/18/2033[4]		14,000	14,511
Waste Management, Inc. 4.15% 4/15/2032		1,103	1,078
Waste Management, Inc. 4.875% 2/15/2034		20,000	20,412
WESCO Distribution, Inc. 7.125% 6/15/2025[4]		2,165	2,182
WESCO Distribution, Inc. 7.25% 6/15/2028[4]		4,355	4,479
			1,901,789

48	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy 2.09%
Antero Resources Corp. 5.375% 3/1/2030[4]	USD	5,735	$5,504
Apache Corp. 4.25% 1/15/2030		9,050	8,466
Apache Corp. 6.00% 1/15/2037		6,135	6,045
Apache Corp. 5.10% 9/1/2040		4,860	4,172
Apache Corp. 4.75% 4/15/2043		15,000	11,828
Baker Hughes Holdings, LLC 2.061% 12/15/2026		397	372
Bharat Petroleum Corp., Ltd. 4.00% 5/8/2025		5,599	5,512
BP Capital Markets America, Inc. 2.721% 1/12/2032		17,670	15,403
BP Capital Markets America, Inc. 4.893% 9/11/2033		22,005	22,400
BP Capital Markets America, Inc. 2.772% 11/10/2050		451	302
BP Capital Markets America, Inc. 3.001% 3/17/2052		5,000	3,511
Canadian Natural Resources, Ltd. 3.80% 4/15/2024		10,500	10,440
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		4,543	4,330
Canadian Natural Resources, Ltd. 3.85% 6/1/2027		8,484	8,244
Canadian Natural Resources, Ltd. 2.95% 7/15/2030		206	182
Cenovus Energy, Inc. 5.375% 7/15/2025		32,721	32,790
Cenovus Energy, Inc. 4.25% 4/15/2027		43,338	42,390
Cenovus Energy, Inc. 5.25% 6/15/2037		822	787
Cenovus Energy, Inc. 5.40% 6/15/2047		12,727	12,044
Cheniere Corpus Christi Holdings, LLC 3.70% 11/15/2029		3,388	3,202
Cheniere Energy Partners, LP 4.50% 10/1/2029		5,050	4,837
Cheniere Energy, Inc. 4.625% 10/15/2028		8,875	8,669
Chesapeake Energy Corp. 5.50% 2/1/2026[4]		1,405	1,394
Chesapeake Energy Corp. 5.875% 2/1/2029[4]		1,210	1,187
Chevron Corp. 2.954% 5/16/2026		25,490	24,668
Chevron Corp. 1.995% 5/11/2027		22,156	20,576
Chevron Corp. 2.236% 5/11/2030		11,857	10,510
Chevron Corp. 3.078% 5/11/2050		3,943	2,981
Chevron USA, Inc. 1.018% 8/12/2027		4,385	3,901
Civitas Resources, Inc. 8.625% 11/1/2030[4]		4,665	4,952
Civitas Resources, Inc. 8.75% 7/1/2031[4]		10,300	10,978
CNX Resources Corp. 7.25% 3/14/2027[4]		20	20
CNX Resources Corp. 6.00% 1/15/2029[4]		1,608	1,543
CNX Resources Corp. 7.375% 1/15/2031[4]		1,437	1,449
Columbia Pipelines Holding Co., LLC 6.544% 11/15/2053[4]		8,155	8,993
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[4]		8,611	8,911
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[4]		10,508	11,010
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043[4]		3,869	4,150
ConocoPhillips Co. 3.80% 3/15/2052		22,105	17,880
ConocoPhillips Co. 5.30% 5/15/2053		31,790	32,701
ConocoPhillips Co. 5.55% 3/15/2054		12,115	12,874
Crescent Energy Finance, LLC 9.25% 2/15/2028[4]		7,724	8,020
Devon Energy Corp. 5.25% 9/15/2024		638	637
Devon Energy Corp. 5.25% 10/15/2027		1,624	1,634
Devon Energy Corp. 5.875% 6/15/2028		1,347	1,362
Devon Energy Corp. 4.50% 1/15/2030		1,947	1,871
DT Midstream, Inc. 4.125% 6/15/2029[4]		5,685	5,237
DT Midstream, Inc. 4.375% 6/15/2031[4]		745	673
Ecopetrol SA 8.625% 1/19/2029		2,000	2,134
Ecopetrol SA 4.625% 11/2/2031		1,870	1,588
Ecopetrol SA 8.875% 1/13/2033		131,045	142,532
Enbridge, Inc. 6.20% 11/15/2030		12,000	12,846
Enbridge, Inc. 6.70% 11/15/2053		27,097	31,551
Energy Transfer, LP 4.50% 4/15/2024		2,975	2,964
Energy Transfer, LP 6.40% 12/1/2030		3,440	3,682
Energy Transfer, LP 6.55% 12/1/2033		11,646	12,655
Energy Transfer, LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[6,8]		12,000	10,065
EQM Midstream Partners, LP 7.50% 6/1/2027[4]		2,168	2,235
EQM Midstream Partners, LP 5.50% 7/15/2028		8,300	8,229
EQM Midstream Partners, LP 4.50% 1/15/2029[4]		5,120	4,842
EQM Midstream Partners, LP 6.50% 7/15/2048		6,000	6,157
EQT Corp. 6.125% 2/1/2025[6]		3,216	3,232
EQT Corp. 3.90% 10/1/2027		11,000	10,530
EQT Corp. 5.70% 4/1/2028		8,267	8,397
EQT Corp. 5.00% 1/15/2029		1,175	1,165
EQT Corp. 7.25% 2/1/2030[6]		15,000	16,116

The Bond Fund of America	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Equinor ASA 3.625% 9/10/2028	USD	8,379	$8,173
Equinor ASA 3.125% 4/6/2030		22,503	21,141
Equinor ASA 2.375% 5/22/2030		3,444	3,078
Equinor ASA 3.25% 11/18/2049		5,687	4,316
Exxon Mobil Corp. 2.61% 10/15/2030		27,900	24,964
Exxon Mobil Corp. 4.227% 3/19/2040		2,000	1,858
Exxon Mobil Corp. 3.452% 4/15/2051		22,797	17,906
Harvest Midstream I, LP 7.50% 9/1/2028[4]		1,988	1,978
Hilcorp Energy I, LP 5.75% 2/1/2029[4]		2,125	2,054
Hilcorp Energy I, LP 6.25% 4/15/2032[4]		9,000	8,671
Kinder Morgan, Inc. 5.20% 6/1/2033		11,780	11,716
Marathon Oil Corp. 4.40% 7/15/2027		5,755	5,618
Matador Resources Co. 6.875% 4/15/2028[4]		4,950	5,026
Modec Finance BV 7.84% 7/15/2026[7,11]		5,000	5,027
MPLX, LP 4.95% 9/1/2032		104	102
MPLX, LP 4.95% 3/14/2052		28	25
Murphy Oil Corp. 6.375% 7/15/2028		5,116	5,144
Murphy Oil Corp. 5.875% 12/1/2042[6]		1,395	1,235
Murphy Oil USA, Inc. 3.75% 2/15/2031[4]		10,160	8,859
MV24 Capital BV 6.748% 6/1/2034[4]		1,601	1,500
New Fortress Energy, Inc. 6.75% 9/15/2025[4]		4,000	3,971
New Fortress Energy, Inc. 6.50% 9/30/2026[4]		6,595	6,340
NGL Energy Operating, LLC 7.50% 2/1/2026[4]		6,555	6,626
Noble Finance II, LLC 8.00% 4/15/2030[4]		800	833
Occidental Petroleum Corp. 8.875% 7/15/2030		34,500	40,412
Occidental Petroleum Corp. 6.45% 9/15/2036		5,000	5,297
Occidental Petroleum Corp. 6.60% 3/15/2046		3,377	3,661
Occidental Petroleum Corp. 4.20% 3/15/2048		4,250	3,349
Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029		5,000	4,556
Oleoducto Central SA 4.00% 7/14/2027		8,569	7,971
Oleoducto Central SA 4.00% 7/14/2027[4]		4,960	4,614
ONEOK, Inc. 5.85% 1/15/2026		432	439
ONEOK, Inc. 5.55% 11/1/2026		2,484	2,528
ONEOK, Inc. 5.65% 11/1/2028		11,679	12,099
ONEOK, Inc. 5.80% 11/1/2030		2,104	2,189
ONEOK, Inc. 6.05% 9/1/2033		30,123	31,930
ONEOK, Inc. 6.625% 9/1/2053		18,686	20,936
ONGC Videsh, Ltd. 4.625% 7/15/2024		401	399
Petroleos Mexicanos 4.875% 1/18/2024		11,170	11,150
Petroleos Mexicanos 4.25% 1/15/2025		240	235
Petroleos Mexicanos 6.875% 10/16/2025		69,634	68,557
Petroleos Mexicanos 6.875% 8/4/2026		114,526	111,288
Petroleos Mexicanos 6.49% 1/23/2027		51,803	48,643
Petroleos Mexicanos 6.50% 3/13/2027		90,773	84,677
Petroleos Mexicanos 6.50% 1/23/2029		1,833	1,618
Petroleos Mexicanos 8.75% 6/2/2029		39,334	38,266
Petroleos Mexicanos 5.95% 1/28/2031		12,702	10,158
Petroleos Mexicanos 6.70% 2/16/2032		49,336	40,996
Phillips 66 3.85% 4/9/2025		1,253	1,234
Pioneer Natural Resources Co. 1.125% 1/15/2026		238	221
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[4]		7,780	7,230
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030		3,500	3,161
Qatar Energy 1.375% 9/12/2026[4]		18,535	17,033
Qatar Energy 2.25% 7/12/2031[4]		41,974	35,785
Qatar Energy 3.125% 7/12/2041[4]		6,631	5,111
Qatar Energy 3.30% 7/12/2051[4]		3,725	2,729
Reliance Industries, Ltd. 4.125% 1/28/2025		3,000	2,963
Reliance Industries, Ltd. 3.667% 11/30/2027		3,000	2,866
Reliance Industries, Ltd. 2.875% 1/12/2032		3,000	2,572
Reliance Industries, Ltd. 4.875% 2/10/2045		3,000	2,780
Reliance Industries, Ltd. 3.625% 1/12/2052		2,000	1,470
Reliance Industries, Ltd. 3.75% 1/12/2062		1,500	1,084
Sabine Pass Liquefaction, LLC 5.75% 5/15/2024		1,430	1,430
Seadrill Finance, Ltd. 8.375% 8/1/2030[4]		1,500	1,566
Shell International Finance BV 2.00% 11/7/2024		3,250	3,168
Shell International Finance BV 3.875% 11/13/2028		6,720	6,619
Shell International Finance BV 2.375% 11/7/2029		9,441	8,501

50	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Shell International Finance BV 2.75% 4/6/2030	USD	17,667	$16,147
Shell International Finance BV 3.25% 4/6/2050		580	436
Shell International Finance BV 3.00% 11/26/2051		6,662	4,751
Southwestern Energy Co. 5.70% 1/23/2025[6]		880	877
Southwestern Energy Co. 8.375% 9/15/2028		1,300	1,347
Southwestern Energy Co. 4.75% 2/1/2032		12,000	11,118
Sunoco, LP 6.00% 4/15/2027		4,210	4,222
Sunoco, LP 7.00% 9/15/2028[4]		6,715	6,933
Sunoco, LP 4.50% 5/15/2029		5,215	4,850
Tallgrass Energy Partners, LP 7.50% 10/1/2025[4]		1,370	1,378
Targa Resources Partners, LP 6.875% 1/15/2029		6,000	6,202
Targa Resources Partners, LP 5.50% 3/1/2030		8,660	8,667
Targa Resources Partners, LP 4.875% 2/1/2031		2,190	2,130
Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028		4,252	4,202
Thaioil Treasury Center Co., Ltd. 5.375% 11/20/2048		2,000	1,830
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049		6,000	4,065
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050		10,748	7,583
TotalEnergies Capital International SA 3.455% 2/19/2029		4,700	4,536
TotalEnergies Capital International SA 2.829% 1/10/2030		10,340	9,503
TotalEnergies Capital International SA 3.461% 7/12/2049		2,600	2,055
TotalEnergies Capital International SA 3.127% 5/29/2050		5,487	4,027
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		16,811	16,001
Transportadora de Gas del Perú SA 4.25% 4/30/2028[4]		2,535	2,498
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[4]		22,500	19,095
Weatherford International, Ltd. 6.50% 9/15/2028[4]		2,496	2,585
Western Midstream Operating, LP 3.10% 2/1/2025[6]		8,964	8,729
Western Midstream Operating, LP 4.05% 2/1/2030[6]		6,606	6,185
Western Midstream Operating, LP 5.30% 3/1/2048		2,000	1,743
Western Midstream Operating, LP 5.25% 2/1/2050[6]		15,036	13,500
			1,689,309

Communication services 1.94%
América Móvil, SAB de CV, 9.50% 1/27/2031	MXN	117,330	6,724
AT&T, Inc. 1.70% 3/25/2026	USD	12,880	12,053
AT&T, Inc. 2.30% 6/1/2027		6,931	6,436
AT&T, Inc. 1.65% 2/1/2028		15,971	14,227
AT&T, Inc. 4.35% 3/1/2029		14,011	13,835
AT&T, Inc. 4.30% 2/15/2030		71,889	70,455
AT&T, Inc. 2.75% 6/1/2031		38,703	33,947
AT&T, Inc. 2.25% 2/1/2032		32,537	26,920
AT&T, Inc. 2.55% 12/1/2033		18,907	15,419
AT&T, Inc. 5.40% 2/15/2034		5,082	5,243
AT&T, Inc. 3.50% 9/15/2053		39,154	28,447
Axiata SPV2 Berhad 2.163% 8/19/2030		4,883	4,159
Bharti Airtel International (Netherlands) BV 5.35% 5/20/2024		3,000	2,998
Bharti Airtel, Ltd. 4.375% 6/10/2025		3,000	2,959
CCO Holdings, LLC 5.375% 6/1/2029[4]		2,700	2,549
CCO Holdings, LLC 4.75% 3/1/2030[4]		9,665	8,845
CCO Holdings, LLC 4.50% 8/15/2030[4]		18,675	16,860
CCO Holdings, LLC 4.75% 2/1/2032[4]		8,000	7,065
CCO Holdings, LLC 4.50% 5/1/2032		2,225	1,909
CCO Holdings, LLC 4.25% 1/15/2034[4]		21,825	17,765
Charter Communications Operating, LLC 4.908% 7/23/2025		165	164
Charter Communications Operating, LLC 2.80% 4/1/2031		41,711	35,211
Charter Communications Operating, LLC 2.30% 2/1/2032		13,963	11,122
Charter Communications Operating, LLC 4.40% 4/1/2033		5,163	4,770
Charter Communications Operating, LLC 6.484% 10/23/2045		6,850	6,737
Charter Communications Operating, LLC 5.125% 7/1/2049		7,400	6,020
Charter Communications Operating, LLC 4.80% 3/1/2050		5,000	3,877
Charter Communications Operating, LLC 3.70% 4/1/2051		21,047	13,711
Charter Communications Operating, LLC 5.25% 4/1/2053		4,558	3,823
Comcast Corp. 4.55% 1/15/2029		11,600	11,657
Comcast Corp. 2.65% 2/1/2030		20,000	18,012
Comcast Corp. 1.95% 1/15/2031		7,446	6,288
Comcast Corp. 1.50% 2/15/2031		1,000	820
Comcast Corp. 4.80% 5/15/2033		42,300	42,847
Comcast Corp. 3.75% 4/1/2040		8,930	7,686

The Bond Fund of America	51

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Comcast Corp. 2.887% 11/1/2051	USD	4,558	$3,086
Comcast Corp. 5.35% 5/15/2053		17,606	18,227
Comcast Corp. 5.50% 5/15/2064		1,800	1,896
CSC Holdings, LLC 5.375% 2/1/2028[4]		4,850	4,289
Diamond Sports Group, LLC 5.375% 8/15/2026[4,9]		3,500	179
DIRECTV Financing, LLC 5.875% 8/15/2027[4]		8,750	8,228
DISH Network Corp. 11.75% 11/15/2027[4]		14,925	15,592
Frontier Communications Holdings, LLC 6.00% 1/15/2030[4]		2,000	1,708
Gray Escrow II, Inc. 5.375% 11/15/2031[4]		5,950	4,496
Gray Television, Inc. 5.875% 7/15/2026[4]		1,682	1,638
Gray Television, Inc. 4.75% 10/15/2030[4]		8,418	6,346
iHeartCommunications, Inc. 6.375% 5/1/2026		8,475	7,234
Level 3 Financing, Inc. 3.75% 7/15/2029[4]		3,053	1,300
Lumen Technologies, Inc. 4.00% 2/15/2027[4]		5,775	3,732
Midas OpCo Holdings, LLC 5.625% 8/15/2029[4]		3,500	3,223
Netflix, Inc. 4.875% 4/15/2028		56,452	57,243
Netflix, Inc. 5.875% 11/15/2028		104,989	110,793
Netflix, Inc. 6.375% 5/15/2029		22,283	24,250
Netflix, Inc. 5.375% 11/15/2029[4]		86,040	88,979
Netflix, Inc. 4.875% 6/15/2030[4]		63,446	64,307
News Corp. 3.875% 5/15/2029[4]		6,000	5,523
News Corp. 5.125% 2/15/2032[4]		8,175	7,769
SBA Tower Trust 1.631% 11/15/2026[4]		62,772	56,111
Scripps Escrow II, Inc. 3.875% 1/15/2029[4]		7,921	7,014
Singapore Telecommunications, Ltd. 7.375% 12/1/2031		5,000	5,874
Sirius XM Radio, Inc. 4.00% 7/15/2028[4]		4,300	3,980
Sirius XM Radio, Inc. 4.125% 7/1/2030[4]		8,000	7,139
Sirius XM Radio, Inc. 3.875% 9/1/2031[4]		5,000	4,284
Sprint Capital Corp. 6.875% 11/15/2028		5,000	5,421
Sprint Capital Corp. 8.75% 3/15/2032		4,500	5,559
Sprint, LLC 7.125% 6/15/2024		10,010	10,060
TEGNA, Inc. 5.00% 9/15/2029		8,500	7,799
Tencent Holdings, Ltd. 3.28% 4/11/2024[4]		15,000	14,911
Tencent Holdings, Ltd. 3.28% 4/11/2024		2,000	1,988
Tencent Holdings, Ltd. 3.595% 1/19/2028		7,500	7,140
Tencent Holdings, Ltd. 2.39% 6/3/2030[4]		20,000	17,054
Tencent Holdings, Ltd. 3.68% 4/22/2041		794	625
Tencent Holdings, Ltd. 3.24% 6/3/2050[4]		9,870	6,590
Tencent Holdings, Ltd. 3.29% 6/3/2060[4]		10,000	6,342
T-Mobile USA, Inc. 3.50% 4/15/2025		6,550	6,415
T-Mobile USA, Inc. 1.50% 2/15/2026		4,900	4,564
T-Mobile USA, Inc. 2.25% 2/15/2026		13,438	12,743
T-Mobile USA, Inc. 2.625% 4/15/2026		37,391	35,587
T-Mobile USA, Inc. 3.75% 4/15/2027		21,300	20,666
T-Mobile USA, Inc. 4.75% 2/1/2028		4,566	4,552
T-Mobile USA, Inc. 2.05% 2/15/2028		221	200
T-Mobile USA, Inc. 4.80% 7/15/2028		1,270	1,281
T-Mobile USA, Inc. 2.625% 2/15/2029		9,705	8,747
T-Mobile USA, Inc. 2.40% 3/15/2029		5,365	4,818
T-Mobile USA, Inc. 3.375% 4/15/2029		8,000	7,442
T-Mobile USA, Inc. 3.875% 4/15/2030		18,318	17,376
T-Mobile USA, Inc. 2.55% 2/15/2031		16,912	14,575
T-Mobile USA, Inc. 2.875% 2/15/2031		22,945	20,242
T-Mobile USA, Inc. 3.50% 4/15/2031		10,000	9,154
T-Mobile USA, Inc. 2.70% 3/15/2032		429	366
T-Mobile USA, Inc. 5.05% 7/15/2033		15,402	15,527
T-Mobile USA, Inc. 5.75% 1/15/2034		5,230	5,550
T-Mobile USA, Inc. 3.00% 2/15/2041		10,790	8,082
T-Mobile USA, Inc. 3.30% 2/15/2051		5,002	3,618
T-Mobile USA, Inc. 3.40% 10/15/2052		42,790	31,202
T-Mobile USA, Inc. 5.75% 1/15/2054		165	175
T-Mobile USA, Inc. 6.00% 6/15/2054		6,704	7,359
Verizon Communications, Inc. 3.00% 3/22/2027		1,287	1,224
Verizon Communications, Inc. 4.329% 9/21/2028		13,420	13,284
Verizon Communications, Inc. 3.875% 2/8/2029		2,071	2,009
Verizon Communications, Inc. 4.016% 12/3/2029		1,981	1,917
Verizon Communications, Inc. 1.68% 10/30/2030		3,445	2,839

52	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Verizon Communications, Inc. 1.75% 1/20/2031	USD	22,494	$18,512
Verizon Communications, Inc. 2.55% 3/21/2031		133	115
Verizon Communications, Inc. 2.355% 3/15/2032		330	275
Verizon Communications, Inc. 2.65% 11/20/2040		27,348	19,725
Verizon Communications, Inc. 3.40% 3/22/2041		6,600	5,258
Verizon Communications, Inc. 2.85% 9/3/2041		9,116	6,741
Verizon Communications, Inc. 2.875% 11/20/2050		34,934	23,780
Verizon Communications, Inc. 3.55% 3/22/2051		10,300	7,944
Verizon Communications, Inc. 3.875% 3/1/2052		10,000	8,110
Videotron, Ltd. 5.375% 6/15/2024[4]		3,100	3,087
Virgin Media Secured Finance PLC 5.50% 5/15/2029[4]		5,000	4,837
Virgin Media Secured Finance PLC 4.50% 8/15/2030[4]		500	446
VMED O2 UK Financing I PLC 4.25% 1/31/2031[4]		5,475	4,788
Vodafone Group PLC 4.25% 9/17/2050		14,575	12,111
VZ Secured Financing BV 5.00% 1/15/2032[4]		2,000	1,710
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		19,418	19,007
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		54,211	51,963
WarnerMedia Holdings, Inc. 4.054% 3/15/2029		3,789	3,597
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		6,554	6,000
WarnerMedia Holdings, Inc. 5.05% 3/15/2042		583	514
WarnerMedia Holdings, Inc. 5.141% 3/15/2052		3,885	3,337
WMG Acquisition Corp. 3.75% 12/1/2029[4]		5,000	4,558
WMG Acquisition Corp. 3.00% 2/15/2031[4]		12,500	10,726
Ziggo BV 4.875% 1/15/2030[4]		6,000	5,359
ZipRecruiter, Inc. 5.00% 1/15/2030[4]		6,000	5,245
			1,568,748

Consumer staples 1.27%
7-Eleven, Inc. 0.95% 2/10/2026[4]		6,722	6,215
7-Eleven, Inc. 1.30% 2/10/2028[4]		6,036	5,285
7-Eleven, Inc. 1.80% 2/10/2031[4]		15,567	12,661
7-Eleven, Inc. 2.80% 2/10/2051[4]		8,505	5,478
Albertsons Companies, Inc. 3.50% 3/15/2029[4]		8,727	7,934
Altria Group, Inc. 4.40% 2/14/2026		7,928	7,859
Altria Group, Inc. 3.40% 5/6/2030		1,827	1,667
Altria Group, Inc. 2.45% 2/4/2032		530	433
Altria Group, Inc. 4.50% 5/2/2043		100	84
Altria Group, Inc. 3.70% 2/4/2051		9,367	6,603
Anheuser-Busch Companies, LLC 4.70% 2/1/2036		17,560	17,513
Anheuser-Busch Companies, LLC 4.90% 2/1/2046		4,555	4,469
Anheuser-Busch InBev Worldwide, Inc. 4.00% 4/13/2028		2,000	1,978
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029		46,001	46,761
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030		5,455	5,191
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039		10,000	10,554
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		2,979	3,206
BAT Capital Corp. 3.222% 8/15/2024		41,000	40,348
BAT Capital Corp. 3.215% 9/6/2026		8,750	8,373
BAT Capital Corp. 3.557% 8/15/2027		44,004	42,024
BAT Capital Corp. 2.259% 3/25/2028		17,526	15,695
BAT Capital Corp. 3.462% 9/6/2029		960	885
BAT Capital Corp. 6.343% 8/2/2030		38,099	40,034
BAT Capital Corp. 2.726% 3/25/2031		1,768	1,484
BAT Capital Corp. 4.742% 3/16/2032		17,000	16,323
BAT Capital Corp. 6.421% 8/2/2033		45,128	47,258
BAT Capital Corp. 4.39% 8/15/2037		29,384	24,645
BAT Capital Corp. 7.079% 8/2/2043		9,360	9,950
BAT Capital Corp. 4.54% 8/15/2047		19,978	15,372
BAT Capital Corp. 4.758% 9/6/2049		3,873	3,076
BAT Capital Corp. 3.984% 9/25/2050		18,976	13,381
BAT Capital Corp. 7.081% 8/2/2053		29,774	31,860
BAT International Finance PLC 3.95% 6/15/2025[4]		200	196
BAT International Finance PLC 1.668% 3/25/2026		17,162	15,948
BAT International Finance PLC 4.448% 3/16/2028		18,500	18,209
Central Garden & Pet Co. 4.125% 10/15/2030		1,325	1,207
Conagra Brands, Inc. 4.30% 5/1/2024		22,027	21,914
Conagra Brands, Inc. 4.60% 11/1/2025		11,234	11,132
Conagra Brands, Inc. 1.375% 11/1/2027		3,559	3,126

The Bond Fund of America	53

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Conagra Brands, Inc. 5.30% 11/1/2038	USD	7,483	$7,338
Conagra Brands, Inc. 5.40% 11/1/2048		6,403	6,210
Constellation Brands, Inc. 4.35% 5/9/2027		5,757	5,711
Constellation Brands, Inc. 3.60% 2/15/2028		1,650	1,585
Constellation Brands, Inc. 2.875% 5/1/2030		13,545	12,140
Constellation Brands, Inc. 2.25% 8/1/2031		5,951	5,004
Constellation Brands, Inc. 4.75% 5/9/2032		16,773	16,720
Constellation Brands, Inc. 4.90% 5/1/2033		19,120	19,248
Constellation Brands, Inc. 4.10% 2/15/2048		1,000	852
Coty, Inc. 4.75% 1/15/2029[4]		275	263
Coty, Inc. 6.625% 7/15/2030[4]		3,380	3,474
Darling Ingredients, Inc. 5.25% 4/15/2027[4]		6,000	5,917
Darling Ingredients, Inc. 6.00% 6/15/2030[4]		755	756
H.J. Heinz Co. 3.00% 6/1/2026		2,599	2,498
H.J. Heinz Co. 4.375% 6/1/2046		16,000	13,981
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031		17,570	15,224
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051		8,185	6,654
Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052		809	661
InRetail Consumer 3.25% 3/22/2028[4]		5,400	4,850
InRetail Consumer 3.25% 3/22/2028		2,000	1,796
J. M. Smucker Co. (The) 6.20% 11/15/2033		5,043	5,503
J. M. Smucker Co. (The) 6.50% 11/15/2053		2,221	2,564
JBS USA Lux SA 2.50% 1/15/2027		26,124	24,057
JBS USA Lux SA 3.00% 2/2/2029		22,321	19,653
JBS USA Lux SA 5.50% 1/15/2030		2,375	2,336
JBS USA Lux SA 3.625% 1/15/2032		9,350	8,024
JBS USA Lux SA 3.00% 5/15/2032		15,283	12,456
JBS USA Lux SA 5.75% 4/1/2033		3,456	3,428
Keurig Dr Pepper, Inc. 4.417% 5/25/2025		1,028	1,018
Keurig Dr Pepper, Inc. 3.20% 5/1/2030		2,557	2,352
Nestle Holdings, Inc. 1.875% 9/14/2031[4]		884	742
PepsiCo, Inc. 1.625% 5/1/2030		588	501
PepsiCo, Inc. 1.40% 2/25/2031		666	551
PepsiCo, Inc. 2.75% 10/21/2051		2,067	1,470
Philip Morris International, Inc. 1.50% 5/1/2025		274	262
Philip Morris International, Inc. 5.00% 11/17/2025		32,200	32,349
Philip Morris International, Inc. 4.875% 2/13/2026		17,505	17,571
Philip Morris International, Inc. 0.875% 5/1/2026		4,736	4,341
Philip Morris International, Inc. 5.125% 11/17/2027		16,175	16,474
Philip Morris International, Inc. 5.25% 9/7/2028		20,000	20,588
Philip Morris International, Inc. 3.375% 8/15/2029		780	732
Philip Morris International, Inc. 5.625% 11/17/2029		15,422	16,182
Philip Morris International, Inc. 5.125% 2/15/2030		6,873	6,990
Philip Morris International, Inc. 2.10% 5/1/2030		3,718	3,191
Philip Morris International, Inc. 5.50% 9/7/2030		32,600	33,812
Philip Morris International, Inc. 1.75% 11/1/2030		4,207	3,470
Philip Morris International, Inc. 5.75% 11/17/2032		27,560	28,936
Philip Morris International, Inc. 5.375% 2/15/2033		14,900	15,290
Philip Morris International, Inc. 4.125% 3/4/2043		3,788	3,207
Philip Morris International, Inc. 4.25% 11/10/2044		106	91
Procter & Gamble Co. 0.55% 10/29/2025		4,261	3,984
Procter & Gamble Co. 1.00% 4/23/2026		1,229	1,142
Procter & Gamble Co. 3.95% 1/26/2028		18,289	18,273
Procter & Gamble Co. 3.00% 3/25/2030		1,183	1,108
Procter & Gamble Co. 1.20% 10/29/2030		4,005	3,320
Reckitt Benckiser Treasury Services PLC 2.75% 6/26/2024[4]		4,305	4,245
Reynolds American, Inc. 4.45% 6/12/2025		3,478	3,441
Reynolds American, Inc. 4.75% 11/1/2042		2,500	1,969
Reynolds American, Inc. 5.85% 8/15/2045		2,260	2,120
Target Corp. 4.50% 9/15/2032		2,233	2,257
Target Corp. 4.80% 1/15/2053		9,038	8,979
Walmart, Inc. 4.10% 4/15/2033		20,000	19,818
Walmart, Inc. 4.50% 4/15/2053		6,020	5,856
			1,021,866

54	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate 0.97%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	USD	231	$225
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		100	96
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		1,980	1,786
American Tower Corp. 3.65% 3/15/2027		427	411
American Tower Corp. 2.70% 4/15/2031		5,000	4,297
Boston Properties, LP 2.90% 3/15/2030		17,683	15,153
Boston Properties, LP 3.25% 1/30/2031		2,475	2,126
Boston Properties, LP 2.55% 4/1/2032		70,663	56,323
Boston Properties, LP 2.45% 10/1/2033		24,492	18,665
Boston Properties, LP 6.50% 1/15/2034		77,692	82,043
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[4]		2,490	2,141
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031		2,000	1,720
Corporate Office Properties, LP 2.25% 3/15/2026		14,337	13,379
Corporate Office Properties, LP 2.00% 1/15/2029		6,408	5,344
Corporate Office Properties, LP 2.75% 4/15/2031		13,897	11,250
Corporate Office Properties, LP 2.90% 12/1/2033		5,754	4,498
Crown Castle, Inc. 5.00% 1/11/2028		33,013	32,913
Equinix, Inc. 2.625% 11/18/2024		32,830	31,991
Equinix, Inc. 1.25% 7/15/2025		9,870	9,289
Equinix, Inc. 1.45% 5/15/2026		5,950	5,500
Equinix, Inc. 2.90% 11/18/2026		14,009	13,312
Equinix, Inc. 1.80% 7/15/2027		2,871	2,601
Equinix, Inc. 1.55% 3/15/2028		7,130	6,261
Equinix, Inc. 2.00% 5/15/2028		1,318	1,177
Equinix, Inc. 3.20% 11/18/2029		17,775	16,342
Equinix, Inc. 2.15% 7/15/2030		2,678	2,271
Equinix, Inc. 2.50% 5/15/2031		2,800	2,379
Equinix, Inc. 3.90% 4/15/2032		933	867
Equinix, Inc. 3.00% 7/15/2050		739	502
Equinix, Inc. 2.95% 9/15/2051		400	268
Equinix, Inc. 3.40% 2/15/2052		3,120	2,288
Essex Portfolio, LP 3.875% 5/1/2024		5,500	5,469
FibraSOMA 4.375% 7/22/2031[4]		8,260	6,267
FibraSOMA 4.375% 7/22/2031		4,000	3,035
Forestar Group, Inc. 3.85% 5/15/2026[4]		3,815	3,638
Forestar Group, Inc. 5.00% 3/1/2028[4]		2,000	1,935
Howard Hughes Corp. (The) 5.375% 8/1/2028[4]		10,550	10,154
Howard Hughes Corp. (The) 4.125% 2/1/2029[4]		19,350	17,276
Howard Hughes Corp. (The) 4.375% 2/1/2031[4]		23,920	20,787
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028		4,513	4,005
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		1,088	867
Iron Mountain, Inc. 5.25% 3/15/2028[4]		9,459	9,202
Iron Mountain, Inc. 4.875% 9/15/2029[4]		8,367	7,933
Iron Mountain, Inc. 5.25% 7/15/2030[4]		7,950	7,577
Iron Mountain, Inc. 4.50% 2/15/2031[4]		8,750	7,941
Kennedy-Wilson, Inc. 4.75% 3/1/2029		2,325	1,944
Kennedy-Wilson, Inc. 5.00% 3/1/2031		5,870	4,669
KRC Interim Corp. 2.70% 3/1/2024		16,980	16,888
KRC Interim Corp. 3.30% 2/1/2025		5,000	4,894
Prologis, LP 4.875% 6/15/2028		7,672	7,777
Prologis, LP 4.75% 6/15/2033		9,650	9,787
Prologis, LP 5.125% 1/15/2034		45,474	46,971
Prologis, LP 5.25% 6/15/2053		826	864
Public Storage Operating Co. 1.95% 11/9/2028		721	643
Public Storage Operating Co. 5.125% 1/15/2029		9,106	9,406
Public Storage Operating Co. 2.30% 5/1/2031		20,718	17,817
Public Storage Operating Co. 5.10% 8/1/2033		2,798	2,899
Scentre Group Trust 1 3.50% 2/12/2025[4]		5,950	5,825
Service Properties Trust 4.50% 3/15/2025		6,875	6,720
Service Properties Trust 3.95% 1/15/2028		100	82
Service Properties Trust 8.625% 11/15/2031[4]		24,925	26,128
Sun Communities Operating, LP 2.30% 11/1/2028		419	367
Sun Communities Operating, LP 2.70% 7/15/2031		1,537	1,282
Sun Communities Operating, LP 4.20% 4/15/2032		541	494
VICI Properties, LP 5.625% 5/1/2024[4]		3,885	3,875
VICI Properties, LP 3.50% 2/15/2025[4]		2,675	2,608
VICI Properties, LP 4.375% 5/15/2025		4,312	4,240

The Bond Fund of America	55

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
VICI Properties, LP 4.625% 6/15/2025[4]	USD	3,475	$3,415
VICI Properties, LP 4.25% 12/1/2026[4]		5,700	5,489
VICI Properties, LP 4.50% 1/15/2028[4]		6,770	6,463
VICI Properties, LP 4.75% 2/15/2028		27,430	26,870
VICI Properties, LP 3.875% 2/15/2029[4]		2,835	2,606
VICI Properties, LP 4.625% 12/1/2029[4]		715	674
VICI Properties, LP 4.95% 2/15/2030		27,015	26,240
VICI Properties, LP 4.125% 8/15/2030[4]		2,500	2,280
VICI Properties, LP 5.125% 5/15/2032		66,704	65,098
VICI Properties, LP 5.625% 5/15/2052		2,370	2,275
WEA Finance, LLC 3.75% 9/17/2024[4]		2,480	2,436
WEA Finance, LLC 3.50% 6/15/2029[4]		6,247	5,318
			778,848

Information technology 0.58%
Adobe, Inc. 1.90% 2/1/2025		647	628
Adobe, Inc. 2.30% 2/1/2030		6,009	5,386
Analog Devices, Inc. 1.70% 10/1/2028		4,539	4,028
Analog Devices, Inc. 2.10% 10/1/2031		16,080	13,693
Analog Devices, Inc. 2.80% 10/1/2041		2,973	2,220
Analog Devices, Inc. 2.95% 10/1/2051		18,184	13,018
Apple, Inc. 2.375% 2/8/2041		4,625	3,384
Apple, Inc. 3.95% 8/8/2052		14,757	12,927
Apple, Inc. 4.85% 5/10/2053		17,900	18,262
Black Knight InfoServ, LLC 3.625% 9/1/2028[4]		3,200	3,036
Broadcom Corp. 3.625% 1/15/2024		270	270
Broadcom Corp. 3.875% 1/15/2027		6,802	6,641
Broadcom, Inc. 1.95% 2/15/2028[4]		373	335
Broadcom, Inc. 4.00% 4/15/2029[4]		3,178	3,070
Broadcom, Inc. 4.75% 4/15/2029		537	539
Broadcom, Inc. 4.15% 11/15/2030		6,522	6,233
Broadcom, Inc. 4.15% 4/15/2032[4]		346	326
Broadcom, Inc. 3.469% 4/15/2034[4]		31,678	27,574
Broadcom, Inc. 3.137% 11/15/2035[4]		2,092	1,719
Broadcom, Inc. 3.187% 11/15/2036[4]		6,007	4,871
Broadcom, Inc. 4.926% 5/15/2037[4]		23,446	22,705
Broadcom, Inc. 3.50% 2/15/2041[4]		4,709	3,737
Broadcom, Inc. 3.75% 2/15/2051[4]		3,180	2,504
CDW, LLC 4.125% 5/1/2025		5,275	5,176
Gartner, Inc. 4.50% 7/1/2028[4]		1,850	1,756
Hewlett Packard Enterprise Co. 5.90% 10/1/2024		5,000	5,014
Imola Merger Corp. 4.75% 5/15/2029[4]		2,500	2,378
Lenovo Group, Ltd. 3.421% 11/2/2030		4,000	3,535
Lenovo Group, Ltd. 6.536% 7/27/2032		3,000	3,196
Microsoft Corp. 2.40% 8/8/2026		21,100	20,116
Microsoft Corp. 3.30% 2/6/2027		18,325	17,858
NCR Atleos Corp. 9.50% 4/1/2029[4]		9,383	9,978
NCR Voyix Corp. 5.25% 10/1/2030[4]		7,250	6,667
Open Text Corp. 3.875% 2/15/2028[4]		6,500	6,044
Oracle Corp. 5.80% 11/10/2025		3,000	3,048
Oracle Corp. 3.60% 4/1/2050		59,660	44,243
Oracle Corp. 3.95% 3/25/2051		1,126	883
Oracle Corp. 5.55% 2/6/2053		12,108	12,125
Salesforce, Inc. 1.95% 7/15/2031		22,350	19,100
Salesforce, Inc. 2.70% 7/15/2041		1,504	1,150
Salesforce, Inc. 2.90% 7/15/2051		7,853	5,620
Salesforce, Inc. 3.05% 7/15/2061		4,060	2,851
ServiceNow, Inc. 1.40% 9/1/2030		75,297	61,940
SK hynix, Inc. 1.50% 1/19/2026[4]		19,275	17,758
SK hynix, Inc. 6.375% 1/17/2028		4,000	4,131
SK hynix, Inc. 2.375% 1/19/2031[4]		9,830	7,979
SK hynix, Inc. 6.50% 1/17/2033		2,000	2,113
TSMC Global, Ltd. 0.75% 9/28/2025		10,000	9,296
TSMC Global, Ltd. 1.25% 4/23/2026		10,000	9,237
TSMC Global, Ltd. 1.00% 9/28/2027		10,000	8,784
TSMC Global, Ltd. 1.75% 4/23/2028		5,000	4,463

56	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
TSMC Global, Ltd. 2.25% 4/23/2031	USD	11,000	$9,375
Unisys Corp. 6.875% 11/1/2027[4]		1,700	1,532
Xerox Holdings Corp. 5.50% 8/15/2028[4]		6,000	5,421
			469,873

Materials 0.57%
Air Products and Chemicals, Inc. 2.70% 5/15/2040		11,472	8,753
Alpek, SAB de CV 3.25% 2/25/2031[4]		5,000	4,288
ArcelorMittal SA 7.00% 10/15/2039		3,250	3,525
ArcelorMittal SA 6.75% 3/1/2041		2,780	2,948
Ardagh Packaging Finance PLC 5.25% 4/30/2025[4]		3,640	3,543
Ardagh Packaging Finance PLC 4.125% 8/15/2026[4]		2,500	2,283
Berry Plastics Corp. 4.875% 7/15/2026[4]		9,875	9,710
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		8,600	8,646
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026		13,215	13,517
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		8,600	8,695
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028		5,810	5,968
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030		4,385	4,545
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		2,016	2,063
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		4,229	4,388
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053		7,286	7,957
Braskem Netherlands Finance BV 4.50% 1/10/2028		1,777	1,456
Braskem Netherlands Finance BV 4.50% 1/31/2030		5,180	4,027
Braskem Netherlands Finance BV 4.50% 1/31/2030[4]		4,600	3,576
Braskem Netherlands Finance BV 8.50% 1/12/2031[4]		1,235	1,150
Braskem Netherlands Finance BV 8.50% 1/12/2031		1,043	971
Braskem Netherlands Finance BV 7.25% 2/13/2033[4]		4,765	4,018
Braskem Netherlands Finance BV 5.875% 1/31/2050[4]		4,000	2,776
Celanese US Holdings, LLC 6.165% 7/15/2027		19,250	19,749
Celanese US Holdings, LLC 6.35% 11/15/2028		3,501	3,675
Celanese US Holdings, LLC 6.33% 7/15/2029		2,583	2,710
Celanese US Holdings, LLC 6.55% 11/15/2030		3,301	3,494
Celanese US Holdings, LLC 6.379% 7/15/2032		5,762	6,096
Celanese US Holdings, LLC 6.70% 11/15/2033		7,324	7,948
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[4]		12,450	12,512
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[4]		4,175	3,878
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[4]		2,825	2,558
CROWN Americas, LLC 4.25% 9/30/2026		4,000	3,884
Dow Chemical Co. (The) 4.55% 11/30/2025		33	32
Dow Chemical Co. (The) 4.80% 11/30/2028		4,000	4,051
Dow Chemical Co. (The) 5.55% 11/30/2048		6,500	6,661
Dow Chemical Co. (The) 4.80% 5/15/2049		10,493	9,636
Dow Chemical Co. (The) 3.60% 11/15/2050		2,190	1,695
EIDP, Inc. 4.50% 5/15/2026		10,834	10,798
EIDP, Inc. 4.80% 5/15/2033		25,693	25,982
Freeport-McMoRan, Inc. 5.40% 11/14/2034		1,450	1,462
Freeport-McMoRan, Inc. 5.45% 3/15/2043		2,566	2,501
Fresnillo PLC 4.25% 10/2/2050[4]		9,516	7,281
GC Treasury Center Co., Ltd. 2.98% 3/18/2031		6,000	5,078
GC Treasury Center Co., Ltd. 4.40% 3/30/2032		8,000	7,312
GC Treasury Center Co., Ltd. 4.30% 3/18/2051		4,268	3,244
GC Treasury Center Co., Ltd. 5.20% 3/30/2052		7,732	6,689
Graphic Packaging International, LLC 3.50% 3/15/2028[4]		8,000	7,432
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[4]		5,000	4,631
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[4]		5,356	4,699
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[4]		5,238	4,335
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[4]		9,022	6,472
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[4]		7,967	5,454
Linde, Inc. 4.70% 12/5/2025		5,000	5,007
Linde, Inc. 1.10% 8/10/2030		5,648	4,679
Linde, Inc. 2.00% 8/10/2050		5,829	3,456
Methanex Corp. 5.125% 10/15/2027		13,150	12,860
Methanex Corp. 5.25% 12/15/2029		1,125	1,084
Methanex Corp. 5.65% 12/1/2044		1,000	874
Mineral Resources, Ltd. 8.00% 11/1/2027[4]		5,475	5,621
Mineral Resources, Ltd. 9.25% 10/1/2028[4]		7,085	7,546
NOVA Chemicals Corp. 4.875% 6/1/2024[4]		2,000	1,984

The Bond Fund of America	57

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
NOVA Chemicals Corp. 5.25% 6/1/2027[4]	USD	7,500	$7,041
NOVA Chemicals Corp. 8.50% 11/15/2028[4]		1,490	1,564
NOVA Chemicals Corp. 4.25% 5/15/2029[4]		5,535	4,667
Nutrien, Ltd. 5.90% 11/7/2024		577	579
Nutrien, Ltd. 4.90% 3/27/2028		3,800	3,838
Nutrien, Ltd. 4.20% 4/1/2029		500	490
Nutrien, Ltd. 5.00% 4/1/2049		3,850	3,652
Nutrien, Ltd. 5.80% 3/27/2053		1,029	1,102
OCI NV 6.70% 3/16/2033[4]		10,849	11,090
Olin Corp. 5.625% 8/1/2029		2,500	2,463
Orbia Advance Corp, SAB de CV 2.875% 5/11/2031		7,000	5,799
POSCO 2.75% 7/15/2024		4,000	3,945
POSCO 5.75% 1/17/2028[4]		5,195	5,333
POSCO 5.875% 1/17/2033[4]		630	661
PT Freeport Indonesia 4.763% 4/14/2027		5,000	4,937
PT Freeport Indonesia 5.315% 4/14/2032		7,000	6,882
Sherwin-Williams Co. 3.125% 6/1/2024		7,250	7,175
Sherwin-Williams Co. 3.45% 6/1/2027		2,862	2,765
Sherwin-Williams Co. 2.95% 8/15/2029		5,150	4,743
Sherwin-Williams Co. 2.20% 3/15/2032		1,383	1,151
Sherwin-Williams Co. 3.80% 8/15/2049		1,750	1,406
Sherwin-Williams Co. 3.30% 5/15/2050		2,083	1,531
Sherwin-Williams Co. 2.90% 3/15/2052		2,500	1,726
Silgan Holdings, Inc. 4.125% 2/1/2028		2,500	2,390
South32 Treasury, Ltd. 4.35% 4/14/2032[4]		6,919	6,242
Summit Materials, LLC 5.25% 1/15/2029[4]		4,160	4,029
Suzano Austria GmbH 3.75% 1/15/2031		6,660	5,847
Tronox, Inc. 4.625% 3/15/2029[4]		6,000	5,319
Westlake Corp. 5.00% 8/15/2046		5,265	4,804
Westlake Corp. 4.375% 11/15/2047		1,110	927
			457,961

Municipals 0.05%
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[4]		4,100	3,088
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[4]		3,180	2,425
ENA Master Trust 4.00% 5/19/2048[4]		5,000	3,514
Enel Finance America, LLC 7.10% 10/14/2027[4]		30,000	32,034
HPHT Finance 19, Ltd. 2.875% 11/5/2024		2,000	1,959
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036[4]		1,556	1,036
			44,056

Total corporate bonds, notes & loans			23,881,844

U.S. Treasury bonds & notes 19.85%
U.S. Treasury 19.05%
U.S. Treasury 0.875% 1/31/2024		19,719	19,650
U.S. Treasury 1.50% 2/29/2024		17,578	17,472
U.S. Treasury 2.375% 2/29/2024		17,639	17,558
U.S. Treasury 0.25% 3/15/2024		200	198
U.S. Treasury 2.125% 3/31/2024		105,265	104,463
U.S. Treasury 2.25% 3/31/2024		175,000	173,735
U.S. Treasury 0.375% 4/15/2024		995	982
U.S. Treasury 2.25% 4/30/2024		50,633	50,143
U.S. Treasury 0.25% 5/15/2024		58,889	57,840
U.S. Treasury 2.00% 5/31/2024[12]		277,283	273,633
U.S. Treasury 0.25% 6/15/2024		8,800	8,607
U.S. Treasury 2.00% 6/30/2024		88,000	86,639
U.S. Treasury 0.375% 8/15/2024		1,486	1,444
U.S. Treasury 3.25% 8/31/2024		42,830	42,330
U.S. Treasury 0.375% 9/15/2024		2,346	2,272
U.S. Treasury 2.125% 9/30/2024		8,000	7,837
U.S. Treasury 4.25% 9/30/2024		95,493	95,031
U.S. Treasury 0.625% 10/15/2024		959	928
U.S. Treasury 1.50% 11/30/2024		1,000	970
U.S. Treasury 2.125% 11/30/2024		33,000	32,205
U.S. Treasury 1.00% 12/15/2024		813	784
U.S. Treasury 2.25% 12/31/2024		3,000	2,927
U.S. Treasury 4.25% 12/31/2024		8,810	8,765

58	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.125% 2/28/2025	USD	125,000		$120,085
U.S. Treasury 2.75% 2/28/2025[12]		356,926		349,355
U.S. Treasury 4.625% 2/28/2025		1,499,326		1,498,623
U.S. Treasury 1.75% 3/15/2025		21,000		20,298
U.S. Treasury 2.625% 3/31/2025		100,126		97,791
U.S. Treasury 3.875% 3/31/2025		240,275		238,209
U.S. Treasury 3.875% 4/30/2025		307,899		305,181
U.S. Treasury 0.25% 5/31/2025		1,000		942
U.S. Treasury 4.25% 5/31/2025		199,607		198,913
U.S. Treasury 4.625% 6/30/2025		102,878		103,127
U.S. Treasury 3.00% 7/15/2025		57,470		56,237
U.S. Treasury 4.75% 7/31/2025		5,439		5,465
U.S. Treasury 3.125% 8/15/2025		92,500		90,673
U.S. Treasury 5.00% 8/31/2025		173,828		175,462
U.S. Treasury 3.00% 9/30/2025		380		371
U.S. Treasury 5.00% 9/30/2025		250,000		252,586
U.S. Treasury 3.00% 10/31/2025		26,469		25,864
U.S. Treasury 5.00% 10/31/2025		105,872		107,095
U.S. Treasury 2.25% 11/15/2025		50,000		48,174
U.S. Treasury 4.50% 11/15/2025		76,376		76,659
U.S. Treasury 0.375% 11/30/2025		522,200		485,061
U.S. Treasury 4.00% 12/15/2025		160,001		159,191
U.S. Treasury 0.375% 12/31/2025		50,000		46,354
U.S. Treasury 2.625% 12/31/2025		822		797
U.S. Treasury 3.875% 1/15/2026		10,870		10,790
U.S. Treasury 0.375% 1/31/2026		133,331		123,199
U.S. Treasury 4.00% 2/15/2026		46,978		46,778
U.S. Treasury 0.50% 2/28/2026		150		139
U.S. Treasury 4.625% 3/15/2026		1,770		1,786
U.S. Treasury 3.75% 4/15/2026		355		352
U.S. Treasury 3.625% 5/15/2026		19,304		19,086
U.S. Treasury 0.75% 5/31/2026		1,245		1,150
U.S. Treasury 4.50% 7/15/2026		157,826		159,336
U.S. Treasury 4.375% 8/15/2026		118,839		119,679
U.S. Treasury 0.75% 8/31/2026		38,676		35,478
U.S. Treasury 4.625% 9/15/2026		154,603		156,766
U.S. Treasury 0.875% 9/30/2026		4,857		4,463
U.S. Treasury 1.125% 10/31/2026		5,265		4,860
U.S. Treasury 2.00% 11/15/2026		15,600		14,755
U.S. Treasury 4.625% 11/15/2026		73,676		74,856
U.S. Treasury 1.25% 11/30/2026		75,500		69,829
U.S. Treasury 1.625% 11/30/2026		—	[2]	—	[2]
U.S. Treasury 4.375% 12/15/2026		118,065		119,250
U.S. Treasury 2.25% 2/15/2027		3,000		2,849
U.S. Treasury 1.875% 2/28/2027		183,051		171,689
U.S. Treasury 0.50% 4/30/2027		40,000		35,725
U.S. Treasury 2.375% 5/15/2027		14,700		13,968
U.S. Treasury 0.50% 5/31/2027		16,000		14,250
U.S. Treasury 2.625% 5/31/2027		328,902		314,937
U.S. Treasury 0.50% 6/30/2027		6,000		5,331
U.S. Treasury 0.375% 7/31/2027		18,600		16,409
U.S. Treasury 0.50% 8/31/2027		28,274		24,990
U.S. Treasury 4.125% 10/31/2027		22,500		22,649
U.S. Treasury 3.875% 11/30/2027		70,000		69,866
U.S. Treasury 3.875% 12/31/2027		112,100		111,951
U.S. Treasury 3.50% 1/31/2028		11,709		11,528
U.S. Treasury 2.75% 2/15/2028		17,398		16,634
U.S. Treasury 1.125% 2/29/2028		23,306		20,844
U.S. Treasury 4.00% 2/29/2028		122,298		122,738
U.S. Treasury 1.25% 3/31/2028		50,580		45,380
U.S. Treasury 3.625% 3/31/2028		4,054		4,010
U.S. Treasury 2.875% 5/15/2028		16,027		15,375
U.S. Treasury 1.25% 5/31/2028		11,954		10,684
U.S. Treasury 3.625% 5/31/2028		77,735		76,937
U.S. Treasury 1.25% 6/30/2028		42,000		37,469
U.S. Treasury 4.125% 7/31/2028		285,000		287,984
U.S. Treasury 2.875% 8/15/2028		3,760		3,599

The Bond Fund of America	59

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.125% 8/31/2028	USD	104,431	$92,230
U.S. Treasury 1.25% 9/30/2028		14,100	12,499
U.S. Treasury 4.625% 9/30/2028		180,657	186,528
U.S. Treasury 4.875% 10/31/2028		4,930	5,147
U.S. Treasury 5.25% 11/15/2028		42,000	44,536
U.S. Treasury 1.50% 11/30/2028		36,458	32,603
U.S. Treasury 4.375% 11/30/2028		324,249	331,886
U.S. Treasury 3.75% 12/31/2028		6,982	6,950
U.S. Treasury 1.75% 1/31/2029		51,932	46,873
U.S. Treasury 2.875% 4/30/2029[12]		283,760	270,104
U.S. Treasury 2.375% 5/15/2029		5,000	4,638
U.S. Treasury 1.625% 8/15/2029		398	354
U.S. Treasury 3.875% 9/30/2029		65,000	64,902
U.S. Treasury 3.875% 12/31/2029		169,618	169,412
U.S. Treasury 3.50% 1/31/2030		59,120	57,859
U.S. Treasury 1.50% 2/15/2030		40,500	35,306
U.S. Treasury 3.75% 5/31/2030		180,000	178,478
U.S. Treasury 4.00% 7/31/2030		15,360	15,452
U.S. Treasury 4.125% 8/31/2030		80,500	81,550
U.S. Treasury 4.625% 9/30/2030[12]		1,198,320	1,249,721
U.S. Treasury 4.875% 10/31/2030		467,853	495,156
U.S. Treasury 4.375% 11/30/2030		2,830	2,911
U.S. Treasury 3.75% 12/31/2030		5,262	5,226
U.S. Treasury 1.625% 5/15/2031		47,450	40,719
U.S. Treasury 1.25% 8/15/2031		20,109	16,654
U.S. Treasury 1.375% 11/15/2031		1,027	853
U.S. Treasury 1.875% 2/15/2032		25,000	21,506
U.S. Treasury 2.875% 5/15/2032		529	490
U.S. Treasury 2.75% 8/15/2032		27,904	25,571
U.S. Treasury 4.125% 11/15/2032		8,914	9,066
U.S. Treasury 3.50% 2/15/2033		2,117	2,054
U.S. Treasury 3.375% 5/15/2033		129,000	123,890
U.S. Treasury 4.50% 11/15/2033		153,417	161,148
U.S. Treasury 4.25% 5/15/2039		32,154	33,172
U.S. Treasury 4.50% 8/15/2039[12]		138,505	146,729
U.S. Treasury 4.625% 2/15/2040		14,600	15,653
U.S. Treasury 1.125% 5/15/2040		38,625	24,961
U.S. Treasury 1.125% 8/15/2040		35,000	22,396
U.S. Treasury 1.375% 11/15/2040		30,124	20,043
U.S. Treasury 1.875% 2/15/2041		330,839	238,359
U.S. Treasury 1.75% 8/15/2041		50,819	35,426
U.S. Treasury 2.00% 11/15/2041		17,595	12,762
U.S. Treasury 3.125% 11/15/2041		300	261
U.S. Treasury 2.375% 2/15/2042[12]		257,616	198,123
U.S. Treasury 3.00% 5/15/2042		8	7
U.S. Treasury 3.25% 5/15/2042		51,187	45,001
U.S. Treasury 2.75% 8/15/2042		7,000	5,689
U.S. Treasury 4.00% 11/15/2042		10,583	10,308
U.S. Treasury 3.875% 2/15/2043		19,000	18,158
U.S. Treasury 2.875% 5/15/2043		46,035	37,885
U.S. Treasury 3.875% 5/15/2043		16,620	15,882
U.S. Treasury 3.625% 8/15/2043[12]		90,000	82,939
U.S. Treasury 4.375% 8/15/2043		2,690	2,751
U.S. Treasury 4.75% 11/15/2043		81,929	88,042
U.S. Treasury 3.375% 5/15/2044		38,700	34,191
U.S. Treasury 2.50% 2/15/2045		51,000	38,692
U.S. Treasury 3.00% 5/15/2045		1,460	1,207
U.S. Treasury 3.00% 11/15/2045		250	206
U.S. Treasury 2.50% 2/15/2046		1,167	877
U.S. Treasury 2.25% 8/15/2046		4,500	3,207
U.S. Treasury 2.875% 11/15/2046		4	3
U.S. Treasury 3.00% 2/15/2047		39,950	32,731
U.S. Treasury 3.00% 5/15/2047		26,000	21,292
U.S. Treasury 2.75% 8/15/2047		500	390
U.S. Treasury 2.75% 11/15/2047		5,300	4,136
U.S. Treasury 3.00% 2/15/2048[12]		123,621	100,969
U.S. Treasury 3.125% 5/15/2048		16,150	13,487

60	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 3.375% 11/15/2048	USD	4,545		$3,970
U.S. Treasury 3.00% 2/15/2049		81,941		66,865
U.S. Treasury 2.875% 5/15/2049		74,849		59,651
U.S. Treasury 2.25% 8/15/2049		80,123		56,098
U.S. Treasury 2.375% 11/15/2049		5,108		3,675
U.S. Treasury 2.00% 2/15/2050		51,200		33,782
U.S. Treasury 1.25% 5/15/2050[12]		209,788		113,466
U.S. Treasury 1.375% 8/15/2050[12]		440,830		246,382
U.S. Treasury 1.625% 11/15/2050		80,405		48,047
U.S. Treasury 1.875% 2/15/2051		46,906		29,844
U.S. Treasury 2.375% 5/15/2051		33,648		24,087
U.S. Treasury 2.00% 8/15/2051		157,105		102,895
U.S. Treasury 1.875% 11/15/2051		38,320		24,299
U.S. Treasury 2.25% 2/15/2052		203,900		141,724
U.S. Treasury 2.875% 5/15/2052[12]		234,000		186,778
U.S. Treasury 4.00% 11/15/2052		79,562		78,698
U.S. Treasury 3.625% 2/15/2053		8,000		7,407
U.S. Treasury 3.625% 5/15/2053		23,250		21,555
U.S. Treasury 4.125% 8/15/2053		920,001		932,462
U.S. Treasury 4.75% 11/15/2053		175,910		197,816
				15,366,982

U.S. Treasury inflation-protected securities 0.80%
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[13]		145,283		144,898
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[13]		55,083		54,410
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[13]		264,422		259,998
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[13]		—	[2]	—	[2]
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[13]		9,269		8,983
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[13]		8,157		7,845
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[13]		—	[2]	—	[2]
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[13]		106,828		101,700
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[13]		—	[2]	—	[2]
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030[13]		47,373		42,984
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[13]		118		74
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[13]		23,108		21,041
				641,933

Total U.S. Treasury bonds & notes				16,008,915

Asset-backed obligations 5.07%
ABPCI Direct Lending Fund CLO, Ltd., Series 2020-9, Class A1R, (3-month USD CME Term SOFR + 1.662%) 7.049% 11/18/2031[1,3,4]		4,000		3,998
ACHV ABS Trust, Series 2023-2PL, Class A, 6.42% 5/20/2030[1,4]		65		65
ACHV ABS Trust, Series 2023-2PL, Class B, 6.88% 5/20/2030[1,4]		1,327		1,329
ACHV ABS Trust, Series 2023-3PL, Class A, 6.60% 8/19/2030[1,4]		469		469
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,4]		1,787		1,788
ACHV ABS Trust, Series 2023-4CP, Class A, 6.81% 11/25/2030[1,4]		3,876		3,881
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,4]		2,707		2,636
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,4]		2,679		2,695
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,4]		2,665		2,673
AGL CLO, Ltd., Series 2022-18A, Class A1, (3-month USD CME Term SOFR + 1.32%) 6.732% 4/21/2031[1,3,4]		60,171		60,159
AGL CLO, Ltd., Series 2022-18A, Class B, (3-month USD CME Term SOFR + 2.00%) 7.412% 4/21/2031[1,3,4]		5,000		5,010
AGL CLO, Ltd., Series 2021-13, Class D, (3-month USD CME Term SOFR + 3.412%) 8.827% 10/20/2034[1,3,4]		350		340
AGL CLO, Ltd., Series 2023-24, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.378% 7/25/2036[1,3,4]		22,438		22,593
Allegro CLO, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.422%) 6.815% 10/15/2034[1,3,4]		2,550		2,541
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 3/13/2026[1,4]		80		80
American Credit Acceptance Receivables Trust, Series 2022-4, Class A, 6.20% 5/13/2026[1,4]		79		79
American Credit Acceptance Receivables Trust, Series 2022-3, Class B, 4.55% 10/13/2026[1,4]		1,388		1,386

The Bond Fund of America	61

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.89% 10/13/2026[1,4]	USD	4,893	$4,893
American Credit Acceptance Receivables Trust, Series 2023-3, Class A, 6.00% 3/12/2027[1,4]		1,792	1,794
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 3/15/2027[1,4]		109	109
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[1,4]		2,226	2,187
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[1,4]		2,692	2,676
American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.34% 11/15/2027[1,4]		4,780	4,624
American Express Credit Account Master Trust, Series 2023-2, Class A, 4.80% 5/15/2030[1]		23,956	24,265
American Express Credit Account Master Trust, Series 2023-4, Class A, 5.15% 9/16/2030[1]		16,546	17,031
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786% 10/17/2036[1,4]		12,930	12,722
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,4]		31,045	30,114
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,4]		8,478	8,285
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]		7,552	7,553
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]		15,943	14,733
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028[1]		9,883	10,007
Apex Credit CLO, LLC, Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.71%) 8.122% 4/22/2033[1,3,4]		900	892
Apidos CLO, Ltd., Series 2022-42, Class D, (3-month USD CME Term SOFR + 5.76%) 11.176% 1/20/2036[1,3,4]		750	753
Apidos CLO, Ltd., Series 2023-45, Class D, (3-month USD CME Term SOFR + 5.20%) 10.58% 4/26/2036[1,3,4]		1,700	1,708
Ares CLO, Ltd., Series 2022-65A, Class A2, (3-month USD CME Term SOFR + 1.75%) 7.128% 7/25/2034[1,3,4]		18,000	17,930
Atlas Static Senior Loan Fund, Ltd., Series 2022-1, Class DR, (3-month USD CME Term SOFR + 5.00%) 10.372% 7/15/2030[1,3,4]		2,000	2,010
Avis Budget Rental Car Funding (AESOP), LLC, Series 2018-2A, Class A, 4.00% 3/20/2025[1,4]		12,500	12,470
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class D, 3.04% 9/22/2025[1,4]		9,000	8,722
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-2A, Class A, 3.35% 9/22/2025[1,4]		10,160	10,039
Avis Budget Rental Car Funding (AESOP), LLC, Series 2019-3A, Class A, 2.36% 3/20/2026[1,4]		6,460	6,263
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,4]		25,693	24,579
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,4]		20,845	19,466
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,4]		1,798	1,703
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,4]		3,581	3,407
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027[1,4]		7,921	8,052
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,4]		22,390	20,391
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,4]		3,398	3,071
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,4]		1,211	1,084
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,4]		5,000	4,466
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[1,4]		4,434	4,445
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028[1,4]		10,532	10,635
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,4]		49,213	49,885
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-1, Class A, 5.25% 4/20/2029[1,4]		8,202	8,173

62	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029[1,4]	USD	12,830	$12,949
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,4]		40,430	41,372
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030[1,4]		4,925	5,083
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[1]		1,020	1,027
Bain Capital Credit CLO, Ltd., Series 2020-2, Class AR, (3-month USD CME Term SOFR + 1.432%) 6.828% 7/19/2034[1,3,4]		3,470	3,464
Bain Capital Credit CLO, Ltd., Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.96%) 7.354% 7/16/2035[1,3,4]		5,000	5,003
Bain Capital Credit CLO, Ltd., Series 2023-3, Class D, (3-month USD CME Term SOFR + 5.25%) 10.621% 7/24/2036[1,3,4]		500	504
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.262%) 6.629% 11/20/2030[1,3,4]		9,398	9,395
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 9/17/2031[1,4]		87	87
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,4]		4,310	4,169
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[1,4]		759	716
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,4]		914	821
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,4]		509	493
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,4]		1,533	1,399
Bardin Hill CLO, Ltd., Series 2021-2, Class C, (3-month USD CME Term SOFR + 2.702%) 8.08% 10/25/2034[1,3,4]		1,240	1,184
Battalion CLO, Ltd., Series 2017-11, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.81% 4/24/2034[1,3,4]		2,000	1,984
Battalion CLO, Ltd., Series 2021-21, Class C, (3-month USD CME Term SOFR + 2.362%) 7.755% 7/15/2034[1,3,4]		1,000	970
Battalion CLO, Ltd., Series 2016-10, Class A1R2, (3-month USD CME Term SOFR + 1.432%) 6.83% 1/25/2035[1,3,4]		3,125	3,112
Battalion CLO, Ltd., Series 2022-23A, Class A, (3-month USD CME Term SOFR + 1.44%) 6.834% 5/19/2036[1,3,4]		8,000	7,991
Birch Grove CLO, Ltd., Series 2023-6, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.489% 7/20/2035[1,3,4]		3,703	3,718
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,4]		17,564	15,176
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,4]		2,245	1,868
Blackrock Elbert CLO V, LLC, Series 5, Class AR, (3-month USD CME Term SOFR + 1.85%) 7.235% 6/15/2034[1,3,4]		2,400	2,380
Blackrock Mt. Hood CLO X, LLC, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 2.50%) 7.665% 4/20/2035[1,3,4]		3,000	3,012
BlueMountain CLO, Ltd., Series 2015-3, Class CR, (3-month USD CME Term SOFR + 2.862%) 8.277% 4/20/2031[1,3,4]		250	225
BlueMountain CLO, Ltd., Series 2022-35A, Class A, (3-month USD CME Term SOFR + 1.55%) 6.962% 7/22/2035[1,3,4]		3,000	2,999
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]		6,283	6,359
Carlyle Global Market Strategies, Series 2021-6A, Class A1, (3-month USD CME Term SOFR + 1.422%) 6.815% 7/15/2034[1,3,4]		250	250
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23% 1/15/2026[1]		412	411
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]		5,306	5,301
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]		580	546
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]		568	535
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028[1]		547	553
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,4]		2,289	2,300
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,4]		1,939	1,965
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]		772	729
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028[1]		3,896	3,679
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029[1,4]		2,515	2,538
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,4]		1,210	1,232
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,4]		87,200	75,695

The Bond Fund of America	63

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,4]	USD	14,070	$11,785
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,4]		3,674	2,931
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,4]		2,905	2,640
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,4]		80,144	74,134
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,4]		15,662	13,377
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,4]		9,080	8,320
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,4]		989	810
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,4]		69,912	62,572
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,4]		5,694	4,843
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,4]		99,103	97,638
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,4]		43,496	42,595
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,4]		2,211	2,235
CIFC Funding, Ltd., CLO, Series 2022-4, Class A2, (3-month USD CME Term SOFR + 1.70%) 7.094% 7/16/2035[1,3,4]		10,000	10,000
CIFC Funding, Ltd., CLO, Series 2022-4, Class B, (3-month USD CME Term SOFR + 2.00%) 7.394% 7/16/2035[1,3,4]		10,000	10,028
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,4]		11,631	11,803
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,4]		5,676	5,802
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,4]		446	404
CLI Funding V, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,4]		828	754
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,4]		5,933	5,315
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[1,4]		1,156	1,034
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,4]		2,049	1,841
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[1,4]		9,966	8,805
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,4]		1,072	937
CPS Auto Receivables Trust, Series 2023-A, Class A, 5.54% 3/16/2026[1,4]		539	538
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 4/15/2026[1,4]		50	50
CPS Auto Receivables Trust, Series 2022-B, Class A, 2.88% 6/15/2026[1,4]		2,804	2,790
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,4]		3,224	3,229
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.47% 11/16/2026[1,4]		1,102	1,097
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,4]		1,256	1,227
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,4]		6,654	6,659
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,4]		13,609	13,432
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,4]		18,032	17,664
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029[1,4]		2,352	2,331
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029[1,4]		3,525	3,523
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029[1,4]		3,866	3,901
CPS Auto Receivables Trust, Series 2022-C, Class A, 4.18% 4/15/2030[1,4]		4,635	4,619
CPS Auto Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,4]		12,773	12,818
CPS Auto Trust, Series 2023-C, Class D, 6.77% 10/15/2029[1,4]		3,489	3,529
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 5/15/2030[1,4]		2,690	2,653
Crestline Denali CLO XVII, LLC, Series 2018-1, Class C, (3-month USD CME Term SOFR + 2.612%) 8.005% 10/15/2031[1,3,4]		2,000	1,996
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.294%) 5.656% 7/15/2035[1,3]		569	541
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 5.616% 1/15/2037[1,3]		1,012	926
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 5.626% 2/15/2037[1,3]		1,473	1,391
Diameter Capital CLO, Series 2023-5, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.164% 10/15/2036[1,3,4]		3,333	3,340
Diameter Capital CLO, Series 2023-5, Class A2, (3-month USD CME Term SOFR + 2.40%) 7.714% 10/15/2036[1,3,4]		4,286	4,295
Discover Card Execution Note Trust, Series 2023-A1, Class A, 4.31% 3/15/2028[1]		59,645	59,271
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[1]		6,683	6,605
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]		7,271	6,977
DriveTime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 3/16/2026[1,4]		75	75
DriveTime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 6/15/2026[1,4]		992	981
DriveTime Auto Owner Trust, Series 2022-2A, Class A, 2.88% 6/15/2026[1,4]		22	22
DriveTime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 10/15/2026[1,4]		976	964
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,4]		1,242	1,188
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,4]		2,662	2,625
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,4]		2,495	2,379
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[1,4]		1,560	1,557
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,4]		3,378	3,380
DriveTime Auto Owner Trust, Series 2023-3, Class A, 6.29% 8/16/2027[1,4]		3,364	3,379
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028[1,4]		2,681	2,657

64	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028[1,4]	USD	8,340	$8,348
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,4]		5,863	5,929
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,4]		6,061	6,166
Dryden Senior Loan Fund, CLO, Series 2014-36, Class AR3, (3-month USD CME Term SOFR + 1.282%) 6.675% 4/15/2029[1,3,4]		3,724	3,724
Dryden Senior Loan Fund, CLO, Series 2015-41, Class AR, (3-month USD CME Term SOFR + 1.232%) 6.625% 4/15/2031[1,3,4]		18,790	18,759
Dryden Senior Loan Fund, CLO, Series 2022-94A, Class A, (3-month USD CME Term SOFR + 1.44%) 6.834% 7/15/2037[1,3,4]		1,000	1,001
Eaton Vance CDO, Ltd., CLO, Series 2020-2A, Class AR, (3-month USD CME Term SOFR + 1.412%) 6.805% 1/15/2035[1,3,4]		1,100	1,098
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,4]		1,042	922
Elmwood CLO 18, Ltd., Series 2022-5, Class AR, (3-month USD CME Term SOFR + 1.65%) 7.053% 7/17/2033[1,3,4]		11,500	11,513
Elmwood CLO X, Ltd., Series 2021-3, Class A, (3-month USD CME Term SOFR + 1.302%) 6.717% 10/20/2034[1,3,4]		2,000	2,000
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,4]		5,938	5,827
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,4]		7,169	7,092
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[1,4]		4,834	4,850
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 3/17/2025[1,4]		792	792
Exeter Automobile Receivables Trust, Series 2023-1, Class A2, 5.61% 6/16/2025[1]		443	443
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 8/15/2025[1,4]		2,619	2,602
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 9/15/2025[1,4]		4,031	3,990
Exeter Automobile Receivables Trust, Series 2023-3, Class A2, 6.11% 9/15/2025[1]		1,205	1,206
Exeter Automobile Receivables Trust, Series 2022-6, Class A2, 5.73% 11/17/2025[1]		50	50
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 12/15/2025[1,4]		1,955	1,929
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,4]		976	972
Exeter Automobile Receivables Trust, Series 2023-1, Class A3, 5.58% 4/15/2026[1]		783	782
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 7/15/2026[1]		1,697	1,677
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]		552	553
Exeter Automobile Receivables Trust, Series 2022-2A, Class B, 3.65% 10/15/2026[1]		15,917	15,838
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]		3,744	3,725
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]		6,627	6,687
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]		16,131	15,237
Exeter Automobile Receivables Trust, Series 2022-6, Class B, 6.03% 8/16/2027[1]		2,928	2,934
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]		1,705	1,712
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028[1]		6,335	6,369
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]		3,075	3,103
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]		7,739	7,510
Exeter Automobile Receivables Trust, Series 2022-4A, Class C, 4.92% 12/15/2028[1]		6,194	6,119
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029[1]		1,913	1,987
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]		5,584	5,642
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]		3,227	3,254
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,4]		1,150	1,192
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 3/15/2027[1,4]		746	742
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,4]		950	908
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028[1,4]		7,016	7,091
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/16/2029[1]		8,282	8,315
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029[1]		5,548	5,676
FirstKey Homes Trust, Series 2020-SFR1, Class A, 1.339% 9/17/2025[1,4]		13,252	12,357
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,4]		19,998	18,546
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,4]		4,136	3,762
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,4]		8,669	8,330
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,4]		2,768	2,776
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,4]		2,211	2,227
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,4]		3,215	3,229
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,4]		1,800	1,795
Ford Credit Auto Lease Trust, Series 2023-A, Class A3, 4.94% 3/15/2026[1]		1,244	1,240
Ford Credit Auto Lease Trust, Series 2023-A, Class A4, 4.83% 5/15/2026[1]		1,108	1,102
Ford Credit Auto Owner Trust, Series 2019-2, Class A, 3.06% 4/15/2026[1]		10,000	9,923
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 7/15/2030[1,4]		13,729	13,717
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,4]		19,385	18,991
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,4]		47,950	46,351
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033[1,4]		21,970	20,323
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,4]		15,800	15,867
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,4]		100,669	102,971

The Bond Fund of America	65

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,4]	USD	25,883	$25,966
Fortress Credit BSL, Ltd., CLO, Series 2022-2, Class C1, (3-month USD CME Term SOFR + 4.45%) 9.845% 10/18/2033[1,3,4]		2,000	2,009
Fortress Credit Opportunities CLO, LLC, Series 2018-11, Class A1T, (3-month USD CME Term SOFR + 1.562%) 6.955% 4/15/2031[1,3,4]		1,604	1,601
Galaxy CLO, Ltd., Series 2017-23, Class AR, (3-month USD CME Term SOFR + 1.132%) 6.53% 4/24/2029[1,3,4]		2,108	2,107
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,4]		1,223	1,108
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,4]		621	563
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,4]		6,324	5,567
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,4]		213	178
Generate CLO, Ltd., Series 4A, Class A1R, (3-month USD CME Term SOFR + 1.352%) 6.767% 4/20/2032[1,3,4]		963	963
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,4]		6,913	6,555
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,4]		998	925
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,4]		47,334	42,256
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,4]		33,730	30,290
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,4]		2,731	2,412
GLS Auto Receivables Trust, Series 2023-4, Class A2, 6.40% 12/15/2026[1,4]		14,848	14,901
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,4]		5,056	5,049
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,4]		10,153	10,208
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,4]		3,969	4,009
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,4]		3,589	3,606
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028[1,4]		4,338	4,377
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 5/18/2026[1]		3,700	3,580
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]		3,983	4,012
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]		711	717
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,4]		35,338	35,977
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,4]		42,166	43,918
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,4]		6,944	7,105
GoldenTree Loan Opportunities X, Ltd., Series 2015-10, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.797% 7/20/2031[1,3,4]		11,488	11,497
GoldenTree Loan Opportunities XI, Ltd., CLO, Series 2015-11A, Class AR2, (3-month USD CME Term SOFR + 1.332%) 6.727% 1/18/2031[1,3,4]		8,139	8,139
Golub Capital BDC 3 CLO 1, LLC, Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.862%) 7.255% 4/15/2033[1,3,4]		4,000	3,977
Golub Capital Partners CLO, Ltd., Series 2014-21, Class AR, (3-month USD CME Term SOFR + 1.732%) 7.11% 1/25/2031[1,3,4]		2,658	2,657
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, ((3-month USD CME Term SOFR + 2.60%) + 2.30%) 7.955% 4/15/2034[1,3,4]		500	491
GT Loan Financing, Ltd., Series 2013-1, Class AR, (3-month USD CME Term SOFR + 1.362%) 6.752% 7/28/2031[1,3,4]		4,507	4,508
Guggenheim 1828 CLO, LLC, Series 2016-1A, Class A1S1, (3-month USD CME Term SOFR + 1.492%) 6.885% 10/15/2031[1,3,4]		747	747
Guggenheim CLO, Ltd., Series 2022-2, Class D, (3-month USD CME Term SOFR + 5.95%) 11.344% 1/15/2035[1,3,4]		1,000	1,010
Gulf Stream Meridian 1, Ltd., CLO, Series 2021-4, Class A1, (3-month USD CME Term SOFR + 1.462%) 6.855% 7/15/2034[1,3,4]		3,000	3,000
Halcyon Loan Advisors Funding, Ltd., Series 2018-2, Class C, (3-month USD CME Term SOFR + 3.662%) 9.074% 1/22/2031[1,3,4]		714	662
HalseyPoint CLO II, Ltd., Series 2020-2A, Class A1, (3-month USD CME Term SOFR + 2.122%) 7.537% 7/20/2031[1,3,4]		2,673	2,674
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD CME Term SOFR + 0.314%) 5.676% 9/15/2041[1,3,4]		290	280
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,4,7]		50,483	50,483
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,4]		52,896	51,081
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,4]		6,931	6,679
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,4]		3,902	3,757
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[1,4]		38,456	36,770
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class B, 2.19% 6/25/2026[1,4]		2,237	2,125
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class C, 2.63% 6/25/2026[1,4]		943	894
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[1,4]		17,787	17,334
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,4]		2,352	2,367
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,4]		78,330	71,045

66	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,4]	USD	6,275	$5,676
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,4]		3,138	2,817
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,4]		2,817	2,871
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,4]		4,162	4,232
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,4]		8,361	7,519
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,4]		6,271	5,901
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[1,4]		8,409	8,735
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,4]		3,231	3,342
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,4]		2,055	2,135
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD CME Term SOFR + 1.045%) 6.40% 1/25/2035[1,3]		122	122
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]		1,426	1,429
HPS Loan Management 6-2015, Ltd., Series 6A-2015, Class A1R, (3-month USD CME Term SOFR + 1.262%) 6.654% 2/5/2031[1,3,4]		4,432	4,428
ICG US CLO, Ltd., Series 2017-1, Class ARR, (3-month USD CME Term SOFR + 1.432%) 6.822% 7/28/2034[1,3,4]		4,000	3,967
Juniper Valley Park CLO, Ltd., Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.85%) 7.266% 7/20/2035[1,3,4]		17,438	17,493
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 6.835% 1/15/2031[1,3,4]		18,842	18,864
KKR Financial CLO, Ltd., Series 2017, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.735% 4/15/2034[1,3,4]		3,000	2,975
KKR Financial CLO, Ltd., Series 22-42A, Class B, (3-month USD CME Term SOFR + 2.05%) 7.466% 7/20/2034[1,3,4]		15,000	15,006
KKR Static CLO I, Ltd., Series 2021-1A, Class C, (3-month USD CME Term SOFR + 3.40%) 8.816% 7/20/2031[1,3,4]		3,000	3,000
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30% 8/17/2026[1,4]		2,435	2,406
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,4]		5,946	5,940
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,4]		1,804	1,752
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,4]		4,338	4,317
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,4]		6,324	6,325
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,4]		5,188	5,193
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,4]		2,901	2,907
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,4]		3,145	3,179
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,4]		927	932
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,4]		21,187	21,201
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,4]		4,473	4,469
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,4]		6,005	6,092
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,4]		9,891	9,877
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,4]		5,058	5,154
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,4]		4,131	4,148
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030[1,4]		981	997
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,4]		3,430	3,488
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,4]		895	891
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 6.735% 7/16/2031[1,3,4]		10,642	10,642
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.674% 7/21/2030[1,3,4]		4,883	4,884
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 6.798% 4/19/2034[1,3,4]		250	250
Madison Park Funding, Ltd., CLO, Series 2020-45A, Class AR, (3-month USD CME Term SOFR + 1.382%) 6.775% 7/15/2034[1,3,4]		500	499
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD CME Term SOFR + 1.412%) 6.805% 4/15/2029[1,3,4]		1,366	1,366
Marble Point CLO, Ltd., Series 2020-1, Class D, (3-month USD CME Term SOFR + 4.012%) 9.427% 4/20/2033[1,3,4]		1,500	1,452
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,4]		9,986	10,095
MidOcean Credit CLO, Series 2018-9, Class D, (3-month USD CME Term SOFR + 3.562%) 8.977% 7/20/2031[1,3,4]		2,500	2,425
MidOcean Credit CLO, Series 2019-10, Class A1R, (3-month USD CME Term SOFR + 1.492%) 6.904% 10/23/2034[1,3,4]		1,000	999
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7,11]		6,581	6,599
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7,11]		1,050	1,053
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,4]		22,893	22,928
Monroe Capital MML CLO X, LLC, Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.87%) 7.237% 5/20/2034[1,3,4]		1,540	1,520

The Bond Fund of America	67

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Monroe Capital MML CLO XI, Ltd., Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.811%) 7.179% 5/20/2033[1,3,4]	USD	2,500	$2,471
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 7.148% 9/14/2033[1,3,4]		3,500	3,445
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,4]		4,946	4,362
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 7/15/2069[1,4]		4,752	4,137
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,4]		24,680	21,415
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,4]		9,331	8,050
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2/18/2070[1,4]		3,121	2,661
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,4]		5,736	4,979
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,4]		22,096	19,326
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,4]		2,374	2,132
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,4]		26,867	24,343
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,4]		60,052	54,580
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 6.212% 4/20/2062[1,3,4]		17,562	17,287
Neuberger Berman CLO, Ltd., Series 2018-29, Class C, (3-month USD CME Term SOFR + 2.412%) 7.808% 10/19/2031[1,3,4]		1,000	992
Neuberger Berman CLO, Ltd., Series 2022-49A, Class A, (3-month USD CME Term SOFR + 1.42%) 1.42% 7/25/2034[1,3,4]		2,100	2,097
Neuberger Berman Loan Advisers LaSalle Street Lending CLO, Ltd., Series 2023-1, Class D1, (3-month USD CME Term SOFR + 5.00%) 10.416% 10/25/2036[1,3,4]		1,000	1,007
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,4]		305,300	267,656
Newark BSL CLO 1, Ltd., Series 2016-1A, Class A1R, (3-month USD CME Term SOFR + 1.362%) 6.749% 12/21/2029[1,3,4]		990	990
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.61% 7/25/2030[1,3,4]		1,937	1,935
Nissan Auto Lease Trust, Series 2023-A, Class A3, 4.91% 1/15/2026[1]		1,074	1,070
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]		4,270	4,376
Northwoods Capital, Ltd., CLO, Series 2018-11B, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.758% 4/19/2031[1,3,4]		2,429	2,429
Northwoods Capital, Ltd., CLO, Series 2018-17, Class D, (3-month USD CME Term SOFR + 3.112%) 8.524% 4/22/2031[1,3,4]		1,838	1,734
Ocean Trails CLO, Series 2023-14, Class A1, (3-month USD CME Term SOFR + 2.00%) 7.416% 1/20/2035[1,3,4]		19,600	19,649
Ocean Trails CLO, Series 2023-14, Class B1, (3-month USD CME Term SOFR + 2.75%) 8.166% 1/20/2035[1,3,4]		500	501
Ocean Trails CLO, Series 2022-12A, Class A2, (3-month USD CME Term SOFR + 1.80%) 7.216% 7/20/2035[1,3,4]		8,000	7,890
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.777% 7/20/2031[1,3,4]		10,147	10,146
OCP CLO, Ltd., Series 2019-16A, Class AR, (3-month USD CME Term SOFR + 1.262%) 6.668% 4/10/2033[1,3,4]		2,000	1,994
OCP CLO, Ltd., Series 2023-29, Class C, (3-month USD CME Term SOFR + 3.10%) 8.43% 1/20/2035[1,3,4]		1,800	1,805
OCP CLO, Ltd., Series 2023-29, Class D, (3-month USD CME Term SOFR + 5.00%) 10.33% 1/20/2035[1,3,4]		3,000	3,011
OCP CLO, Ltd., Series 2023-28, Class D, (3-month USD CME Term SOFR + 5.35%) 10.77% 7/16/2036[1,3,4]		500	509
Octagon 64, Ltd., CLO, Series 2022-1A, Class B1, (3-month USD CME Term SOFR + 2.10%) 7.512% 7/21/2037[1,3,4]		1,000	1,003
Octagon Investment Partners 48, Ltd., CLO, Series 2020-3, Class DR, (3-month USD CME Term SOFR + 3.362%) 8.777% 10/20/2034[1,3,4]		250	242
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,4]		15,641	15,305
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,4]		700	683
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,4]		2,565	2,449
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,4]		10,824	10,116
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD CME Term SOFR + 1.262%) 6.641% 11/25/2028[1,3,4]		2,315	2,318
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD CME Term SOFR + 1.162%) 6.577% 4/20/2029[1,3,4]		967	967
Palmer Square Loan Funding, CLO, Series 2021-2A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.431% 5/20/2029[1,3,4]		442	440
Palmer Square Loan Funding, CLO, Series 2021-3, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.477% 7/20/2029[1,3,4]		2,681	2,675

68	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.455% 10/15/2029[1,3,4]	USD	7,922	$7,904
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 7.055% 10/15/2029[1,3,4]		856	851
Palmer Square Loan Funding, CLO, Series 2022-1A, Class A1, (3-month USD CME Term SOFR + 1.05%) 6.444% 4/15/2030[1,3,4]		9,083	9,053
Palmer Square Loan Funding, CLO, Series 2022-2A, Class A1, (3-month USD CME Term SOFR + 1.27%) 6.664% 10/15/2030[1,3,4]		333	332
Palmer Square Loan Funding, CLO, Series 2022-3, Class A1A, (3-month USD CME Term SOFR + 1.82%) 7.214% 4/15/2031[1,3,4]		4,059	4,062
Palmer Square Loan Funding, CLO, Series 2018-2, Class A1A, (3-month USD CME Term SOFR + 1.362%) 6.755% 7/16/2031[1,3,4]		4,629	4,633
Palmer Square Loan Funding, CLO, Series 2023-1, Class A1, (3-month USD CME Term SOFR + 1.70%) 6.812% 7/20/2031[1,3,4]		12,000	12,016
Palmer Square Loan Funding, CLO, Series 2022-4, Class A1, (3-month USD-CME Term SOFR + 1.75%) 7.148% 7/24/2031[1,3,4]		4,117	4,124
Palmer Square Loan Funding, CLO, Series 2022-4, Class C, (3-month USD CME Term SOFR + 4.50%) 9.898% 7/24/2031[1,3,4]		3,000	3,009
Parallel, Ltd., Series 2020-1, Class A1R, (3-month USD CME Term SOFR + 1.482%) 6.897% 7/20/2034[1,3,4]		5,000	4,984
Park Blue CLO, Ltd., Series 2022-1, Class A1, (3-month USD CME Term SOFR + 2.45%) 7.866% 10/20/2034[1,3,4]		1,500	1,507
PFS Financing Corp., Series 2021-B, Class A, 0.775% 8/17/2026[1,4]		35,117	34,031
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,4]		4,297	4,224
PFS Financing Corp., Series 2022-D, Class B, 4.90% 8/16/2027[1,4]		862	845
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.488% 8/16/2027[1,3,4]		10,757	10,766
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,4]		12,000	12,184
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,4]		35,047	35,241
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,4]		6,434	6,514
Pikes Peak CLO, Series 2022-11, Class A2, (3-month USD CME Term SOFR + 2.20%) 7.578% 7/25/2034[1,3,4]		7,000	7,016
Post CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.462%) 6.855% 10/15/2034[1,3,4]		3,050	3,036
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,4]		2,482	2,481
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.72% 7/25/2051[1,3,4]		1,827	1,813
Reach Financial, LLC, Series 2023-1, Class A, 7.05% 2/18/2031[1,4]		3,290	3,300
Regatta VI Funding, Ltd., CLO, Series 2016-1, Class AR2, (3-month USD CME Term SOFR + 1.422%) 6.837% 4/20/2034[1,3,4]		3,000	2,996
Regatta XVI Funding, Ltd., Series 2019-2, Class D, (3-month USD CME Term SOFR + 4.162%) 9.555% 1/15/2033[1,3,4]		2,000	1,994
Regatta XXII Funding, Ltd., Series 2022-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 7.916% 7/20/2035[1,3,4]		3,500	3,504
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,4]		4,153	4,113
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD CME Term SOFR + 0.244%) 5.60% 5/25/2036[1,3]		4	4
Rockford Tower CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.262%) 8.677% 7/20/2034[1,3,4]		2,002	1,931
Rockford Tower CLO, Ltd., Series 2022-1A, Class B, (3-month USD CME Term SOFR + 2.10%) 7.516% 7/20/2035[1,3,4]		10,000	10,025
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.81% 1/15/2026[1]		686	687
Santander Drive Auto Receivables Trust, Series 2023-2, Class A2, 5.87% 3/16/2026[1]		1,886	1,887
Santander Drive Auto Receivables Trust, Series 2023-1, Class A2, 5.36% 5/15/2026[1]		777	776
Santander Drive Auto Receivables Trust, Series 2022-5, Class A3, 4.11% 8/17/2026[1]		79	78
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]		6,249	6,177
Santander Drive Auto Receivables Trust, Series 2022-7, Class A3, 5.75% 4/15/2027[1]		557	557
Santander Drive Auto Receivables Trust, Series 2022-6, Class B, 4.72% 6/15/2027[1]		4,737	4,695
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]		7,017	6,760
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[1]		3,764	3,731
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]		7,003	6,693
Santander Drive Auto Receivables Trust, Series 2023-3, Class A3, 5.61% 10/15/2027[1]		12,738	12,797
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[1]		1,309	1,316
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]		5,650	5,611
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]		5,490	5,549
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028[1]		7,609	7,650

The Bond Fund of America	69

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028[1]	USD	5,270	$5,362
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028[1]		3,536	3,590
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]		5,663	5,580
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028[1]		4,624	4,561
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]		4,957	5,029
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030[1]		3,968	3,939
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030[1]		5,960	6,042
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031[1]		2,368	2,415
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,4]		13,526	13,552
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,4]		4,569	4,619
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,4]		2,641	2,680
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030[1,4]		2,244	2,263
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031[1,4]		3,578	3,597
Signal Peak CLO, LLC, Series 2015-1, (3-month USD CME Term SOFR + 1.242%) 6.657% 4/20/2029[1,3,4]		733	732
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,4]		15,182	13,151
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,4]		2,795	2,354
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,4]		3,829	3,853
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.888% 11/15/2052[1,3,4]		2,971	2,977
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,4]		4,303	3,770
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,4]		12,074	10,436
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD CME Term SOFR + 1.342%) 6.735% 4/15/2030[1,3,4]		1,311	1,311
Sound Point CLO, Ltd., Series 2020-3, Class D, (3-month USD CME Term SOFR + 3.912%) 9.29% 1/25/2032[1,3,4]		2,500	2,435
Sound Point CLO, Ltd., Series 2021-1, Class C1, (3-month USD CME Term SOFR + 2.562%) 7.94% 4/25/2034[1,3,4]		2,000	1,950
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,4]		16,706	15,335
Steele Creek CLO, Ltd., Series 2019-2, Class D, (3-month USD CME Term SOFR + 4.612%) 10.005% 7/15/2032[1,3,4]		3,000	2,916
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,4]		1,776	1,513
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,4]		3,989	3,669
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,4]		5,321	4,856
Stratus Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.062%) 6.477% 12/29/2029[1,3,4]		268	267
Stratus Static CLO, Ltd., Series 2022-1, Class A, (3-month USD CME Term SOFR + 1.75%) 7.166% 7/20/2030[1,3,4]		7,990	7,991
Stratus Static CLO, Ltd., Series 2022-3, Class A, (3-month USD CME Term SOFR + 2.15%) 7.566% 10/20/2031[1,3,4]		11,177	11,179
Stratus Static CLO, Ltd., Series 2022-3, Class B, (3-month USD CME Term SOFR + 3.05%) 8.466% 10/20/2031[1,3,4]		11,033	11,056
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,4]		9,679	9,014
Sycamore Tree CLO, Ltd., Series 2023-3, Class A1, (3-month USD CME Term SOFR + 2.20%) 7.616% 4/20/2035[1,3,4]		23,500	23,520
Sycamore Tree CLO, Ltd., Series 2023-4, Class D, (3-month USD CME Term SOFR + 5.55%) 10.889% 10/20/2036[1,3,4]		2,000	2,040
Symphony CLO, Ltd., Series 2020-24, Class D, (3-month USD CME Term SOFR + 3.662%) 9.074% 1/23/2032[1,3,4]		1,250	1,232
Symphony CLO, Ltd., Series 2023-39, Class B, (3-month USD CME Term SOFR + 2.30%) 7.712% 4/25/2034[1,3,4]		3,000	3,007
Symphony Static CLO, Ltd., Series 2021-1, Class A, (3-month USD CME Term SOFR + 1.092%) 6.47% 10/25/2029[1,3,4]		1,813	1,805
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		42,659	43,484
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,4]		15,241	13,853
TCW Gem, Ltd., CLO, Series 2020-1, Class DRR, (3-month USD CME Term SOFR + 3.662%) 9.077% 4/20/2034[1,3,4]		750	706
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,4]		11,750	10,978
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045[1,4]		4,726	4,525
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,4]		9,989	9,053
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,4]		25,942	23,192
TICP CLO, Ltd., Series 2019-14, Class A1R, (3-month USD CME Term SOFR + 1.342%) 6.757% 10/20/2032[1,3,4]		1,000	998
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,4]		1,366	1,253

70	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 11/25/2031[1,4]	USD	7,250	$7,160
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[1,4]		5,335	5,066
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,3,4]		27,912	25,734
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,4]		39,268	39,676
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[1]		2,489	2,508
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[1]		963	972
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[1,4]		11,264	11,249
Tralee CDO, Ltd., Series 2021-7, Class D, (3-month USD CME Term SOFR + 3.442%) 8.82% 4/25/2034[1,3,4]		1,000	956
Trestles CLO, Ltd., Series 2023-6, Class A, (3-month USD CME Term SOFR + 1.70%) 7.08% 1/25/2036[1,3,4]		45,000	44,992
Trimaran Advisors CAVU, CLO, Series 2019-2, Class C, (3-month USD CME Term SOFR + 4.982%) 10.377% 11/26/2032[1,3,4]		1,265	1,270
Trinitas CLO, Ltd., Series 2023-22A, Class D, (3-month USD CME Term SOFR + 6.19%) 11.263% 7/20/2036[1,3,4]		1,500	1,509
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,4]		12,018	10,698
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,4]		11,127	9,712
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,4]		884	762
TSTAT 2022-1, Ltd., Series 2022-1, Class A2R, (3-month USD CME Term SOFR + 1.90%) 7.28% 7/20/2031[1,3,4]		14,971	14,997
TSTAT 2022-1, Ltd., Series 2022-1, Class BR, (3-month USD CME Term SOFR + 2.35%) 7.73% 7/20/2031[1,3,4]		21,000	21,052
TSTAT 2022-1, Ltd., Series 2022-1, Class CR, (3-month USD CME Term SOFR + 2.85%) 8.23% 7/20/2031[1,3,4]		2,500	2,509
Valley Stream Park CLO, Ltd., Series 2022-1, Class AR, (3-month USD CME Term SOFR + 1.63%) 7.046% 10/20/2034[1,3,4]		10,000	10,003
Venture CDO, Ltd., CLO, Series 2017-29, Class AR, (3-month USD CME Term SOFR + 1.252%) 6.631% 9/7/2030[1,3,4]		1,264	1,262
Venture CDO, Ltd., CLO, Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 6.727% 7/18/2031[1,3,4]		1,480	1,478
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[1,6]		2,425	2,426
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]		8,677	8,654
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,4]		21,370	21,550
Vibrant CLO, Ltd., Series 2017-7, Class A1R, (3-month USD CME Term SOFR + 1.302%) 6.717% 9/15/2030[1,3,4]		2,998	2,996
Vibrant CLO, Ltd., Series 2023-16, Class A2, (3-month USD CME Term SOFR + 2.80%) 8.194% 4/15/2036[1,3,4]		2,000	2,006
Wellfleet CLO, Ltd., Series 2022-1, Class A2, (3-month USD CME Term SOFR + 1.95%) 7.344% 4/15/2034[1,3,4]		5,000	4,910
Wellfleet CLO, Ltd., Series 2022-1, Class C, (3-month USD CME Term SOFR + 2.85%) 8.253% 4/15/2034[1,3,4]		1,100	1,102
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 8/15/2025[1,4]		30	30
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 11/17/2025[1,4]		107	106
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2/17/2026[1,4]		8,060	7,933
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[1,4]		2,032	2,030
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,4]		13,309	13,075
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,4]		950	950
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,4]		8,825	8,397
Westlake Automobile Receivables Trust, Series 2023-4, Class A2, 6.23% 1/15/2027[1,4]		12,426	12,497
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,4]		12,615	12,658
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027[1,4]		5,523	5,328
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,4]		21,780	21,899
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,4]		5,950	5,961
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027[1,4]		4,531	4,551
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[1,4]		993	991
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[1,4]		1,062	1,057
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028[1,4]		2,059	2,053
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,4]		13,431	13,503
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,4]		15,698	15,762
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028[1,4]		4,024	4,074
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,4]		8,740	8,752
Wind River CLO, Ltd., Series 2021-3A, Class A, (3-month USD CME Term SOFR + 1.412%) 6.827% 7/20/2033[1,3,4]		311	309
Wind River CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.25%) 7.644% 1/15/2035[1,3,4]		2,000	1,927

The Bond Fund of America	71

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Wind River CLO, Ltd., Series 2022-1A, Class A, (3-month USD CME Term SOFR + 1.53%) 6.946% 7/20/2035[1,3,4]	USD	5,000	$4,991
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[1]		8,349	8,363
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]		2,033	2,051
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]		1,626	1,640
			4,088,037

Bonds & notes of governments & government agencies outside the U.S. 0.87%
Asian Development Bank 4.125% 9/27/2024		7,629	7,577
Asian Development Bank 1.50% 10/18/2024		15,979	15,550
Asian Development Bank 2.50% 11/2/2027		3,451	3,264
Asian Development Bank 2.75% 1/19/2028		3	3
Asian Development Bank 3.875% 9/28/2032		1,768	1,744
British Columbia (Province of) 4.20% 7/6/2033		24,796	24,491
Caisse d’Amortissement de la Dette Sociale 1.125% 11/29/2024[4]		10,000	9,653
Colombia (Republic of) 7.50% 2/2/2034		17,480	18,494
CPPIB Capital, Inc. 0.50% 9/16/2024[4]		3,887	3,765
CPPIB Capital, Inc. (USD-SOFR + 1.25%) 5.38% 3/11/2026[3,4]		6,621	6,754
CPPIB Capital, Inc. 0.875% 9/9/2026[4]		8,156	7,457
Development Bank of Japan, Inc. 1.75% 2/18/2025[4]		6,928	6,684
Development Bank of Japan, Inc. 1.25% 10/20/2026[4]		8,230	7,544
Development Bank of Japan, Inc. 1.75% 10/20/2031[4]		3,068	2,548
Dominican Republic 7.05% 2/3/2031[4]		4,690	4,936
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR	77,550	79,127
Greece (Hellenic Republic of) 0.75% 6/18/2031		68,950	65,200
Greece (Hellenic Republic of) 4.25% 6/15/2033		176,100	213,421
Indonesia (Republic of) 6.625% 2/15/2034	IDR	83,964,000	5,458
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		309,196,000	20,824
Indonesia (Republic of), Series 68, 8.375% 3/15/2034		377,840,000	27,447
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028	USD	8,528	8,953
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028[4]		1,867	1,960
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030		8,000	8,080
Indonesia Asahan Aluminium (Persero) PT 6.757% 11/15/2048[4]		655	698
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050		3,000	2,918
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050[4]		2,690	2,617
Inter-American Development Bank 4.50% 5/15/2026		11,746	11,823
Inter-American Development Bank 1.125% 7/20/2028		1	1
International Bank for Reconstruction and Development 1.625% 1/15/2025		4	4
International Bank for Reconstruction and Development 0.75% 3/11/2025		4,974	4,750
Japan Bank for International Cooperation 2.875% 4/14/2025		5,488	5,353
Japan Bank for International Cooperation 1.875% 4/15/2031		6,576	5,552
KfW 5.125% 9/29/2025		22,405	22,657
OMERS Finance Trust 3.50% 4/19/2032[4]		3,470	3,201
Ontario Teachers’ Finance Trust 0.875% 9/21/2026[4]		7,433	6,778
Ontario Teachers’ Finance Trust 3.00% 4/13/2027[4]		4,279	4,102
Ontario Teachers’ Finance Trust 2.00% 4/16/2031[4]		6,787	5,735
Panama (Republic of) 3.75% 4/17/2026		22,039	20,762
Panama (Republic of) 2.252% 9/29/2032		1,462	1,070
Peru (Republic of) 2.783% 1/23/2031		18,960	16,558
PETRONAS Capital, Ltd. 3.50% 4/21/2030[4]		4,450	4,181
PETRONAS Capital, Ltd. 4.55% 4/21/2050[4]		5,695	5,242
PSP Capital, Inc. 1.625% 10/26/2028[4]		6,054	5,371
Swedish Export Credit Corp. 3.625% 9/3/2024		4,489	4,439
United Mexican States 4.875% 5/19/2033		390	377
United Mexican States 6.35% 2/9/2035		743	780
United Mexican States 5.00% 4/27/2051		5,100	4,440
United Mexican States 4.40% 2/12/2052		229	182
United Mexican States 6.338% 5/4/2053		7,175	7,322
United Mexican States 3.75% 4/19/2071		465	312
			698,159

72	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals 0.43%
California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset- Backed Bonds, Series 2021-B, 2.746% 6/1/2034	USD	2,685	$2,265

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045		475	473

Illinois 0.33%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		14,400	14,432
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		57,980	54,947
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		5,770	5,534
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		13,760	12,657
G.O. Bonds, Series 2019-A, 5.70% 4/1/2031		7,530	7,721
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		161,540	159,991
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035		5,285	5,540
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 4.87% 5/15/2050 (put 5/15/2025)[3]		6,275	6,258
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046		310	309
			267,389

Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 7/1/2046		250	250

Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 1/1/2033		435	435

Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035		320	318

Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044		245	244

Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042		150	149

Michigan 0.01%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047		4,185	4,144

Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041		95	95
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045		1,295	1,291
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046		790	784
			2,170

The Bond Fund of America	73

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038	USD	265	$264

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045		140	140
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046		990	981
			1,121

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2/15/2029		4,400	4,757

New York 0.00%
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030		365	363

Ohio 0.03%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		24,000	21,039

South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036		295	294
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 7/1/2041		700	699
			993

Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045		425	422
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 7/1/2043		25	25
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045		745	742
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046		1,100	1,095
			2,284

Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		8,155	6,146

Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045		385	384

Wisconsin 0.04%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045		290	289
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046		585	580
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		28,425	26,931
			27,800

Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045		70	70

Total municipals			343,058

74	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)		Value (000)
Federal agency bonds & notes 0.03%
Fannie Mae 1.625% 1/7/2025		USD	7	$7
Federal Farm Credit Banks 1.60% 7/13/2033			1,957	1,549
Korea Gas Corp. 3.875% 2/12/2024			12,000	11,980
Korea National Oil Corp. 3.25% 7/10/2024			2,000	1,979
Korea National Oil Corp. 2.125% 4/18/2027			2,069	1,906
Korea National Oil Corp. 2.625% 4/18/2032			3,000	2,538
Tennessee Valley Authority 3.875% 3/15/2028			1,734	1,727
				21,686

Preferred securities 0.00%
Huntington Bancshares, Inc., Series F, 5.625% preferred depositary shares (10-year UST Yield Curve Rate T Note Constant Maturity + 4.945% on 7/15/2030)[6]			1,476	1,340

Total bonds, notes & other debt instruments (cost: $78,853,846,000)				77,417,068

Common stocks 0.04%		Shares
Health care 0.04%
Rotech Healthcare, Inc.[7,11,14]			342,069	35,917

Consumer discretionary 0.00%
NMG Parent, LLC[14]			4,595	505
MYT Holding Co., Class B7,14			521,407	391
				896

Energy 0.00%
Constellation Oil Services Holding SA, Class B-1[7,14]			1,568,158	220

Total common stocks (cost: $16,909,000)				37,033

Preferred securities 0.01%
Financials 0.01%
CoBank, ACB, Class E, 6.848% noncumulative preferred shares[3,4]			6,250	4,969

Total preferred securities (cost: $5,820,000)				4,969

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[14]			18,410	147

Total rights & warrants (cost: $111,000)				147

Short-term securities 16.00%
Money market investments 15.99%
Capital Group Central Cash Fund 5.44%[15,16]			128,980,578	12,896,768

Weighted average yield at acquisition		Principal amount (000)
U.S. Treasury bills 0.01%
U.S. Treasury bill 8/8/2024	5.080%	USD	8,000	7,770

Total short-term securities (cost: $12,904,209,000)				12,904,538
Total investment securities 112.05% (cost: $91,780,895,000)				90,363,755
Other assets less liabilities (12.05)%				(9,719,534)

Net assets 100.00%				$80,644,221

The Bond Fund of America	75

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 12/31/2023 (000)
30 Day Federal Funds Futures	Short	184	5/1/2024	USD(72,785)	$(54)
3 Month SOFR Futures	Short	36,271	3/20/2024	(8,581,945)	1,672
3 Month SOFR Futures	Long	1,655	3/19/2025	398,317	3,776
2 Year U.S. Treasury Note Futures	Long	56,843	4/3/2024	11,704,773	96,087
5 Year U.S. Treasury Note Futures	Long	120,840	4/3/2024	13,144,182	258,071
10 Year French Government Bond Futures	Long	3,255	3/11/2024	472,562	16,498
10 Year Euro-Bund Futures	Short	3,098	3/11/2024	(469,297)	(13,885)
10 Year Japanese Government Bond Futures	Short	774	3/20/2024	(805,344)	(2,807)
10 Year U.S. Treasury Note Futures	Long	53,814	3/28/2024	6,075,096	141,856
10 Year Ultra U.S. Treasury Note Futures	Short	1,728	3/28/2024	(203,931)	174
20 Year U.S. Treasury Bond Futures	Short	24,967	3/28/2024	(3,119,315)	(216,580)
30 Year Ultra U.S. Treasury Bond Futures	Long	22,624	3/28/2024	3,022,425	266,705
					$551,513

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2023 (000)
USD	5,630	EUR	5,202	Citibank	1/8/2024	$(116)
USD	6,724	MXN	116,925	Goldman Sachs	1/8/2024	(150)
USD	11,190	EUR	10,388	Bank of America	1/8/2024	(282)
USD	86,795	EUR	80,350	Citibank	1/9/2024	(1,947)
USD	8,402	EUR	7,650	Standard Chartered Bank	1/22/2024	(52)
USD	432,202	EUR	395,035	Bank of America	1/22/2024	(4,346)
USD	3,749	AUD	5,581	Citibank	1/23/2024	(57)
USD	14,516	GBP	11,473	Standard Chartered Bank	1/23/2024	(110)
USD	81,371	AUD	120,536	Goldman Sachs	1/23/2024	(840)
						$(7,900)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	12/31/2023 (000)	(received) (000)	at 12/31/2023 (000)
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	USD456,892	$(118)	$—	$(118)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	669,408	(171)	—	(171)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	913,700	(235)	—	(235)
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	171,500	(1,383)	—	(1,383)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	461,406	(3,660)	—	(3,660)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	498,594	(3,950)	—	(3,950)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	26,567	(219)	—	(219)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	125,900	(1,051)	—	(1,051)
4.912%	Annual	SOFR	Annual	8/24/2025	360,000	3,508	—	3,508
4.8189%	Annual	SOFR	Annual	8/25/2025	360,000	2,981	—	2,981
4.8195%	Annual	SOFR	Annual	9/1/2025	299,992	2,589	—	2,589
4.9035%	Annual	SOFR	Annual	9/14/2025	300,008	3,170	—	3,170
4.4555%	Annual	SOFR	Annual	12/6/2025	696,111	4,372	—	4,372
4.28%	Annual	SOFR	Annual	2/29/2028	37,150	980	—	980
4.269%	Annual	SOFR	Annual	2/29/2028	37,100	963	—	963

76	The Bond Fund of America

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium Paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2023 (000)	(received) (000)	at 12/31/2023 (000)
3.998%	Annual	SOFR	Annual	12/4/2028	USD	291,102	$5,893	$—	$5,893
SOFR	Annual	3.2915%	Annual	1/12/2033		30,370	437	—	437
SOFR	Annual	4.15%	Annual	5/15/2033		18,560	(992)	—	(992)
SOFR	Annual	4.1615%	Annual	5/15/2033		18,600	(1,012)	—	(1,012)
4.0135%	Annual	SOFR	Annual	8/21/2033		26,800	1,158	—	1,158
SOFR	Annual	4.061%	Annual	8/24/2033		83,000	(3,909)	—	(3,909)
SOFR	Annual	3.9519%	Annual	8/25/2033		83,000	(3,173)	—	(3,173)
SOFR	Annual	3.8275%	Annual	9/1/2033		68,300	(1,923)	—	(1,923)
SOFR	Annual	3.997%	Annual	9/14/2033		68,700	(2,893)	—	(2,893)
SOFR	Annual	3.41%	Annual	7/28/2045		319,700	2,846	—	2,846
							$4,208	$—	$4,208

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 12/31/2023 (000)		Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2023 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD462,500			$(8,988)	$(6,011)	$(2,977)

Centrally cleared credit default swaps on credit indices — sell protection

Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	[17]	Value at 12/31/2023 (000)	[18]	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2023 (000)
5.00%	Quarterly	CDX.NA.HY.41	12/20/2028	USD260,370		$15,186		$1,816	$13,370

Investments in affiliates16

	Value at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Short-term securities 15.99%
Money market investments 15.99%
Capital Group Central Cash Fund 5.44%[15]	$9,990,291	$35,513,110	$32,606,916	$1,526	$(1,243)	$12,896,768	$647,639

The Bond Fund of America	77

Restricted securities11

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,14]	9/26/2013	$12,646	$35,917	.04%
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[1,7]	12/6/2022	6,580	6,599	.01
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[1,7]	12/6/2022	1,050	1,053	.00	[19]
Modec Finance BV 7.84% 7/15/2026[7]	7/28/2023	5,000	5,027	.01
Ste Transcore Holdings, Inc. 3.375% 5/5/2027	6/26/2023	2,887	2,893	.00	[19]
Total		$28,163	$51,489	.06%

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,367,976,000, which represented 12.86% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $9,498,000, which represented .01% of the net assets of the fund.
[11]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $51,489,000, which represented .06% of the net assets of the fund.
[12]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $470,865,000, which represented .58% of the net assets of the fund.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]	Security did not produce income during the last 12 months.
[15]	Rate represents the seven-day yield at 12/31/2023.
[16]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[19]	Amount less than .01%.

Key to abbreviation(s)

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

AUD = Australian dollars

Auth. = Authority

BBSW = Bank Bill Swap Rate

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

Dept. = Department

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

GBP = British pounds

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

78	The Bond Fund of America

Financial statements

Statement of assets and liabilities
at December 31, 2023	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $78,884,437)	$77,466,987
Affiliated issuers (cost: $12,896,458)	12,896,768	$90,363,755
Cash		6,499
Receivables for:
Sales of investments	10,094,462
Sales of fund’s shares	205,522
Dividends and interest	617,532
Variation margin on futures contracts	29,221
Variation margin on centrally cleared swap contracts	5,649
Other	221	10,952,607
		101,322,861
Liabilities:
Unrealized depreciation on open forward currency contracts		7,900
Payables for:
Purchases of investments	20,513,434
Repurchases of fund’s shares	103,068
Dividends on fund’s shares	6,302
Investment advisory services	13,492
Services provided by related parties	11,059
Trustees’ deferred compensation	727
Variation margin on futures contracts	19,131
Variation margin on centrally cleared swap contracts	3,157
Other	370	20,670,740
Net assets at December 31, 2023		$80,644,221

Net assets consist of:
Capital paid in on shares of beneficial interest		$91,156,829
Total distributable earnings (accumulated loss)		(10,512,608)
Net assets at December 31, 2023		$80,644,221

Refer to the notes to financial statements.

The Bond Fund of America	79

Financial statements (continued)

Statement of assets and liabilities
at December 31, 2023 (continued)
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (7,017,996 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$25,198,741	2,192,899	$11.49
Class C	430,196	37,437	11.49
Class T	9	1	11.49
Class F-1	715,893	62,300	11.49
Class F-2	25,329,202	2,204,252	11.49
Class F-3	9,375,142	815,864	11.49
Class 529-A	1,181,004	102,776	11.49
Class 529-C	39,749	3,459	11.49
Class 529-E	32,782	2,853	11.49
Class 529-T	11	1	11.49
Class 529-F-1	9	1	11.49
Class 529-F-2	168,156	14,634	11.49
Class 529-F-3	9	1	11.49
Class R-1	50,229	4,371	11.49
Class R-2	312,544	27,199	11.49
Class R-2E	36,284	3,157	11.49
Class R-3	522,658	45,484	11.49
Class R-4	510,498	44,426	11.49
Class R-5E	182,980	15,924	11.49
Class R-5	302,653	26,338	11.49
Class R-6	16,255,472	1,414,619	11.49

Refer to the notes to financial statements.

80	The Bond Fund of America

Financial statements (continued)

Statement of operations
for the year ended December 31, 2023
(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $119)	$2,638,703
Dividends (includes $647,639 from affiliates)	648,128	$3,286,831
Fees and expenses*:
Investment advisory services	150,802
Distribution services	77,256
Transfer agent services	62,923
Administrative services	22,676
529 plan services	821
Reports to shareholders	2,386
Registration statement and prospectus	1,995
Trustees’ compensation	233
Auditing and legal	104
Custodian	296
Other	99
Total fees and expenses before waiver	319,591
Less waiver of fees and expenses:
Investment advisory services waiver	358
Total fees and expenses after waiver		319,233
Net investment income		2,967,598

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $114):
Unaffiliated issuers	(3,174,980)
Affiliated issuers	1,526
Futures contracts	(1,371,460)
Forward currency contracts	13,064
Swap contracts	153,624
Currency transactions	(1,280)	(4,379,506)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	4,689,621
Affiliated issuers	(1,243)
Futures contracts	602,081
Forward currency contracts	(32,653)
Swap contracts	(151,947)
Currency translations	155	5,106,014
Net realized gain (loss) and unrealized appreciation (depreciation)		726,508

Net increase (decrease) in net assets resulting from operations		$3,694,106

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

The Bond Fund of America	81

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended December 31,
	2023	2022
Operations:
Net investment income	$2,967,598	$1,976,697
Net realized gain (loss)	(4,379,506)	(5,079,909)
Net unrealized appreciation (depreciation)	5,106,014	(6,961,755)
Net increase (decrease) in net assets resulting from operations	3,694,106	(10,064,967)

Distributions paid or accrued to shareholders	(2,898,001)	(2,071,532)

Net capital share transactions	8,686,785	3,731,382

Total increase (decrease) in net assets	9,482,890	(8,405,117)

Net assets:
Beginning of year	71,161,331	79,566,448
End of year	$80,644,221	$71,161,331

Refer to the notes to financial statements.

82	The Bond Fund of America

Notes to financial statements

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

The Bond Fund of America	83

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.

84	The Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of December 31, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$32,364,188	$9,841	$32,374,029
Corporate bonds, notes & loans	—	23,876,817	5,027	23,881,844
U.S. Treasury bonds & notes	—	16,008,915	—	16,008,915
Asset-backed obligations	—	4,029,902	58,135	4,088,037
Bonds & notes of governments & government agencies outside the U.S.	—	698,159	—	698,159
Municipals	—	343,058	—	343,058
Federal agency bonds & notes	—	21,686	—	21,686
Preferred securities	—	1,340	—	1,340
Common stocks	—	505	36,528	37,033
Preferred securities	—	4,969	—	4,969
Rights & warrants	—	147	—	147
Short-term securities	12,896,768	7,770	—	12,904,538
Total	$12,896,768	$77,357,456	$109,531	$90,363,755

The Bond Fund of America	85

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$784,839	$—	$—	$784,839
Unrealized appreciation on centrally cleared interest rate swaps	—	28,897	—	28,897
Unrealized appreciation on centrally cleared credit default swaps	—	13,370	—	13,370
Liabilities:
Unrealized depreciation on futures contracts	(233,326)	—	—	(233,326)
Unrealized depreciation on open forward currency contracts	—	(7,900)	—	(7,900)
Unrealized depreciation on centrally cleared interest rate swaps	—	(24,689)	—	(24,689)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,977)	—	(2,977)
Total	$551,513	$6,701	$—	$558,214

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

86	The Bond Fund of America

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

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Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract

88	The Bond Fund of America

is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $48,449,530,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $750,677,000.

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

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Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $5,100,555,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $692,618,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the year ended, December 31, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$784,839	Unrealized depreciation*	$233,326
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	—	Unrealized depreciation on open forward currency contracts	7,900
Swap (centrally cleared)	Interest	Unrealized appreciation*	28,897	Unrealized depreciation*	24,689
Swap (centrally cleared)	Credit	Unrealized appreciation*	13,370	Unrealized depreciation*	2,977
			$827,106		$268,892

Refer to the end of the table for footnote.

90	The Bond Fund of America

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(1,371,460)	Net unrealized appreciation on futures contracts	$602,081
Forward currency	Currency	Net realized gain on forward currency contracts	13,064	Net unrealized depreciation on forward currency contracts	(32,653)
Swap	Interest	Net realized gain on swap contracts	183,465	Net unrealized depreciation on swap contracts	(171,726)
Swap	Credit	Net realized loss on swap contracts	(29,841)	Net unrealized appreciation on swap contracts	19,779
			$(1,204,772)		$417,481

*	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of December 31, 2023, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Liabilities:
Bank of America	$4,628	$—	$(4,628)	$—	$—
Citibank	2,120	—	(2,120)	—	—
Goldman Sachs	990	—	(990)	—	—
Standard Chartered Bank	162	—	(162)	—	—
Total	$7,900	$—	$(7,900)	$—	$—

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

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As of and during the year ended December 31, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2023, the fund reclassified $20,546,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2023, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$125,581
Capital loss carryforward*	(9,061,001)
Gross unrealized appreciation on investments	1,401,972
Gross unrealized depreciation on investments	(2,876,610)
Net unrealized appreciation (depreciation) on investments	(1,474,638)
Cost of investments	92,400,802

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

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Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2023					Year ended December 31, 2022
Share class	Ordinary income		Long-term capital gains	Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$883,797		$—	$883,797		$672,348		$32,609		$704,957
Class C	12,956		—	12,956		10,275		705		10,980
Class T	—	†	—	—	†	—	†	—	†	—	†
Class F-1	27,805		—	27,805		21,766		1,065		22,831
Class F-2	890,734		—	890,734		543,800		23,306		567,106
Class F-3	348,579		—	348,579		217,380		8,833		226,213
Class 529-A	41,402		—	41,402		32,109		1,605		33,714
Class 529-C	1,170		—	1,170		951		69		1,020
Class 529-E	1,121		—	1,121		906		49		955
Class 529-T	1		—	1		—	†	—	†	—	†
Class 529-F-1	—	†	—	—	†	—	†	—	†	—	†
Class 529-F-2	6,067		—	6,067		4,426		198		4,624
Class 529-F-3	—	†	—	—	†	—	†	—	†	—	†
Class R-1	1,166		—	1,166		701		47		748
Class R-2	9,070		—	9,070		6,235		428		6,663
Class R-2E	1,135		—	1,135		795		47		842
Class R-3	17,232		—	17,232		12,926		711		13,637
Class R-4	18,011		—	18,011		13,148		632		13,780
Class R-5E	6,650		—	6,650		4,159		188		4,347
Class R-5	11,301		—	11,301		8,984		395		9,379
Class R-6	619,804		—	619,804		431,640		18,096		449,736
Total	$2,898,001		$—	$2,898,001		$1,982,549		$88,983		$2,071,532

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.105% on such assets in excess of $76 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. During the year ended December 31, 2023, CRMC waived investment advisory services fees of $358,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $150,802,000, which were equivalent to an annualized rate of 0.200% of average daily net assets, were reduced to $150,444,000, which were equivalent to an annualized rate of 0.199% of average daily net assets.

The Bond Fund of America	93

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2023, unreimbursed expenses subject to reimbursement totaled $6,295,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended December 31, 2023, the 529 plan services fees were $821,000, which were equivalent to 0.059% of the average daily net assets of each 529 share class.

94	The Bond Fund of America

For the year ended December 31, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$60,828	$31,617		$7,299		Not applicable
Class C	4,486	588		135		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,907	1,274		233		Not applicable
Class F-2	Not applicable	24,763		6,809		Not applicable
Class F-3	Not applicable	108		2,599		Not applicable
Class 529-A	2,719	1,412		346		$685
Class 529-C	415	52		12		25
Class 529-E	164	17		10		20
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	45		46		91
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	394	38		12		Not applicable
Class R-2	2,338	1,078		94		Not applicable
Class R-2E	212	72		11		Not applicable
Class R-3	2,565	771		154		Not applicable
Class R-4	1,228	484		147		Not applicable
Class R-5E	Not applicable	259		51		Not applicable
Class R-5	Not applicable	150		86		Not applicable
Class R-6	Not applicable	195		4,632		Not applicable
Total class-specific expenses	$77,256	$62,923		$22,676		$821

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $233,000 in the fund’s statement of operations reflects $175,000 in current fees (either paid in cash or deferred) and a net increase of $58,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended December 31, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

The Bond Fund of America	95

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2023.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Issued in connection with the merger of Capital Group Core Bond Fund		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2023

Class A	$3,828,344	338,385			$873,059		77,347		$(3,831,974)	(339,734)	$869,429	75,998
Class C	86,914	7,676			12,765		1,130		(159,895)	(14,147)	(60,216)	(5,341)
Class T	—	—			—		—		—	—	—	—
Class F-1	169,608	14,908			27,043		2,394		(279,106)	(24,936)	(82,455)	(7,634)
Class F-2	11,415,382	1,013,267			865,350		76,717		(7,198,670)	(641,816)	5,082,062	448,168
Class F-3	3,522,646	310,896			345,753		30,644		(2,444,812)	(216,986)	1,423,587	124,554
Class 529-A	211,987	18,740			41,262		3,655		(240,280)	(21,245)	12,969	1,150
Class 529-C	14,579	1,288			1,164		103		(21,174)	(1,871)	(5,431)	(480)
Class 529-E	6,420	567			1,114		99		(9,550)	(842)	(2,016)	(176)
Class 529-T	—	—			—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—			—	†	—	†	—	—	— †	— †
Class 529-F-2	44,944	3,975			6,045		536		(31,423)	(2,779)	19,566	1,732
Class 529-F-3	—	—			—	†	—	†	—	—	— †	— †
Class R-1	20,036	1,828			1,164		103		(8,838)	(785)	12,362	1,146
Class R-2	69,055	6,092			9,004		798		(87,036)	(7,699)	(8,977)	(809)
Class R-2E	11,759	1,047			1,131		100		(11,369)	(1,010)	1,521	137
Class R-3	128,988	11,395			17,082		1,513		(146,452)	(12,957)	(382)	(49)
Class R-4	142,225	12,532			17,866		1,583		(130,594)	(11,531)	29,497	2,584
Class R-5E	72,143	6,382			6,608		586		(47,067)	(4,231)	31,684	2,737
Class R-5	58,266	5,192			11,245		996		(53,497)	(4,722)	16,014	1,466
Class R-6	3,433,312	302,499			617,591		54,701		(2,703,332)	(238,396)	1,347,571	118,804
Total net increase (decrease)	$23,236,608	2,056,669			$2,855,246		253,005		$(17,405,069)	(1,545,687)	$8,686,785	763,987

Refer to the end of the table for footnotes.

96	The Bond Fund of America

	Sales*		Issued in connection with the merger of Capital Group Core Bond Fund		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$2,802,059	232,234	$—	—	$697,441		58,445		$(5,156,600)	(430,054)	$(1,657,100)	(139,375)
Class C	82,137	6,785	—	—	10,896		913		(223,685)	(18,505)	(130,652)	(10,807)
Class T	—	—	—	—	—		—		—	—	—	—
Class F-1	216,444	18,247	—	—	22,239		1,864		(307,581)	(25,703)	(68,898)	(5,592)
Class F-2	10,281,657	859,458	—	—	553,366		46,464		(8,286,236)	(689,855)	2,548,787	216,067
Class F-3	3,206,936	266,296	482,759	41,769	224,558		18,863		(2,734,209)	(228,377)	1,180,044	98,551
Class 529-A	141,506	11,670	—	—	33,719		2,824		(277,394)	(22,939)	(102,169)	(8,445)
Class 529-C	11,658	963	—	—	1,020		86		(28,197)	(2,329)	(15,519)	(1,280)
Class 529-E	4,040	332	—	—	952		80		(10,044)	(832)	(5,052)	(420)
Class 529-T	—	—	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	29,657	2,451	—	—	4,607		386		(37,653)	(3,121)	(3,389)	(284)
Class 529-F-3	—	—	—	—	—	†	—	†	—	—	— †	— †
Class R-1	9,092	751	—	—	747		63		(8,541)	(710)	1,298	104
Class R-2	68,487	5,664	—	—	6,621		557		(107,121)	(8,786)	(32,013)	(2,565)
Class R-2E	10,645	871	—	—	837		70		(15,116)	(1,235)	(3,634)	(294)
Class R-3	111,908	9,205	—	—	13,530		1,135		(183,591)	(15,098)	(58,153)	(4,758)
Class R-4	121,051	9,950	—	—	13,746		1,152		(160,515)	(13,225)	(25,718)	(2,123)
Class R-5E	41,924	3,473	—	—	4,337		364		(31,125)	(2,577)	15,136	1,260
Class R-5	64,785	5,386	—	—	9,381		786		(110,546)	(9,151)	(36,380)	(2,979)
Class R-6	3,963,031	325,394	—	—	448,352		37,633		(2,286,589)	(190,475)	2,124,794	172,552
Total net increase (decrease)	$21,167,017	1,759,130	$482,759	41,769	$2,046,349		171,685		$(19,964,743)	(1,662,972)	$3,731,382	309,612

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $314,359,507,000 and $301,377,670,000, respectively, during the year ended December 31, 2023.

The Bond Fund of America	97

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2023	$11.38	$.42	$.10	$.52	$(.41)	$—	$(.41)	$11.49	4.70%	$25,199		.62%		.62%		3.72%
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31)	(.02)	(.33)	11.38	(12.68)	24,087		.58		.58		2.54
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.95)	30,201		.55		.55		1.36
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.71	29,570		.57		.57		1.59
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.02	23,197		.60		.60		2.35
Class C:
12/31/2023	11.38	.34	.10	.44	(.33)	—	(.33)	11.49	3.93	430		1.36		1.36		2.96
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.33)	487		1.33		1.33		1.78
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.68)	717		1.29		1.29		.60
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.90	848		1.31		1.31		.87
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.20	786		1.36		1.36		1.60
Class T:
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.03 [5]	—	[6]	.29	[5]	.29	[5]	4.04	[5]
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.47)[5]	—	[6]	.33	[5]	.33	[5]	2.78	[5]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.74)[5]	—	[6]	.33	[5]	.33	[5]	1.55	[5]
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.98 [5]	—	[6]	.34	[5]	.34	[5]	1.81	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.24 [5]	—	[6]	.37	[5]	.37	[5]	2.56	[5]
Class F-1:
12/31/2023	11.38	.42	.10	.52	(.41)	—	(.41)	11.49	4.67	716		.65		.65		3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	796		.61		.61		2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,011		.59		.59		1.30
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.68	1,315		.60		.60		1.55
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	7.97	977		.64		.64		2.31
Class F-2:
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	4.98	25,329		.35		.35		4.02
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.46)	19,982		.33		.33		2.81
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.71)	20,613		.31		.31		1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.99	16,494		.32		.32		1.81
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.28	9,415		.35		.35		2.59
Class F-3:
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.09	9,375		.24		.24		4.12
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	7,866		.22		.22		2.92
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	7,934		.20		.20		1.72
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.10	4,465		.21		.21		1.90
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	2,212		.25		.24		2.70
Class 529-A:
12/31/2023	11.38	.42	.10	.52	(.41)	—	(.41)	11.49	4.66	1,181		.65		.65		3.68
12/31/2022	13.39	.30	(1.99)	(1.69)	(.30)	(.02)	(.32)	11.38	(12.71)	1,156		.62		.62		2.51
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.99)	1,473		.59		.59		1.31
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.67	1,526		.61		.61		1.54
12/31/2019	12.57	.30	.69	.99	(.29)	(.18)	(.47)	13.09	7.95	1,174		.66		.66		2.29

Refer to the end of the table for footnotes.

98	The Bond Fund of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2023	$11.38	$.33	$.10	$.43	$(.32)	$—	$(.32)	$11.49	3.87%	$40		1.42%		1.42%		2.90%
12/31/2022	13.39	.21	(1.99)	(1.78)	(.21)	(.02)	(.23)	11.38	(13.38)	45		1.38		1.38		1.72
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.73)	70		1.34		1.34		.56
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.85	89		1.36		1.36		.90
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.16	180		1.40		1.40		1.56
Class 529-E:
12/31/2023	11.38	.39	.10	.49	(.38)	—	(.38)	11.49	4.46	33		.84		.84		3.49
12/31/2022	13.39	.28	(1.99)	(1.71)	(.28)	(.02)	(.30)	11.38	(12.88)	34		.81		.81		2.30
12/31/2021	13.79	.15	(.31)	(.16)	(.16)	(.08)	(.24)	13.39	(1.19)	46		.79		.79		1.11
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.46	53		.80		.80		1.37
12/31/2019	12.57	.28	.69	.97	(.27)	(.18)	(.45)	13.09	7.75	46		.85		.85		2.11
Class 529-T:
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	4.95 [5]	—	[6]	.36	[5]	.36	[5]	3.97	[5]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.51)[5]	—	[6]	.38	[5]	.38	[5]	2.74	[5]
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.78)[5]	—	[6]	.37	[5]	.37	[5]	1.52	[5]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.91 [5]	—	[6]	.39	[5]	.39	[5]	1.77	[5]
12/31/2019	12.57	.33	.69	1.02	(.32)	(.18)	(.50)	13.09	8.20 [5]	—	[6]	.42	[5]	.42	[5]	2.51	[5]
Class 529-F-1:
12/31/2023	11.38	.44	.10	.54	(.43)	—	(.43)	11.49	4.87 [5]	—	[6]	.44	[5]	.44	[5]	3.89	[5]
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.53)[5]	—	[6]	.40	[5]	.40	[5]	2.71	[5]
12/31/2021	13.79	.20	(.31)	(.11)	(.21)	(.08)	(.29)	13.39	(.82)[5]	—	[6]	.41	[5]	.41	[5]	1.48	[5]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.92 [5]	—	[6]	.38	[5]	.38	[5]	1.87	[5]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.20	128		.42		.42		2.53
Class 529-F-2:
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	5.00	168		.33		.32		4.03
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.45)	147		.32		.32		2.81
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.73)	177		.33		.33		1.58
12/31/2020[7,8]	14.00	.03	.24	.27	(.04)	(.44)	(.48)	13.79	1.88 [9]	166		.06	[9]	.06	[9]	.24	[9]
Class 529-F-3:
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.03	—	[6]	.29		.28		4.05
12/31/2022	13.39	.34	(1.99)	(1.65)	(.34)	(.02)	(.36)	11.38	(12.42)	—	[6]	.27		.27		2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.69)	—	[6]	.27		.27		1.62
12/31/2020[7,8]	14.00	.04	.23	.27	(.04)	(.44)	(.48)	13.79	1.90 [9]	—	[6]	.08	[9]	.04	[9]	.25	[9]
Class R-1:
12/31/2023	11.38	.34	.10	.44	(.33)	—	(.33)	11.49	3.96	50		1.33		1.33		3.05
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.31)	37		1.31		1.31		1.83
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	42		1.29		1.29		.62
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.88	39		1.33		1.33		.85
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.21	39		1.35		1.35		1.61

Refer to the end of the table for footnotes.

The Bond Fund of America	99

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[4]	Ratio of expenses to average net assets after waivers/ reimbursements[3,4]	Ratio of net income to average net assets[3]
Class R-2:
12/31/2023	$11.38	$.34	$.10	$44	$(.33)	$—	$(.33)	$11.49	3.95%	$313	1.33%	1.33%	3.00%
12/31/2022	13.39	.22	(1.99)	(1.77)	(.22)	(.02)	(.24)	11.38	(13.33)	319	1.33	1.33	1.79
12/31/2021	13.79	.08	(.31)	(.23)	(.09)	(.08)	(.17)	13.39	(1.69)	409	1.30	1.30	.60
12/31/2020	13.09	.12	1.18	1.30	(.16)	(.44)	(.60)	13.79	9.91	468	1.30	1.30	.87
12/31/2019	12.57	.22	.69	.91	(.21)	(.18)	(.39)	13.09	7.22	410	1.34	1.34	1.61
Class R-2E:
12/31/2023	11.38	.37	.10	.47	(.36)	—	(.36)	11.49	4.26	36	1.04	1.04	3.31
12/31/2022	13.39	.25	(1.99)	(1.74)	(.25)	(.02)	(.27)	11.38	(13.07)	34	1.03	1.03	2.09
12/31/2021	13.79	.12	(.31)	(.19)	(.13)	(.08)	(.21)	13.39	(1.40)	44	1.00	1.00	.90
12/31/2020	13.09	.16	1.18	1.34	(.20)	(.44)	(.64)	13.79	10.22	46	1.02	1.02	1.14
12/31/2019	12.57	.25	.69	.94	(.24)	(.18)	(.42)	13.09	7.53	33	1.05	1.05	1.90
Class R-3:
12/31/2023	11.38	.39	.10	.49	(.38)	—	(.38)	11.49	4.42	523	.89	.89	3.45
12/31/2022	13.39	.27	(1.99)	(1.72)	(.27)	(.02)	(.29)	11.38	(12.93)	518	.87	.87	2.25
12/31/2021	13.79	.14	(.31)	(.17)	(.15)	(.08)	(.23)	13.39	(1.25)	673	.85	.85	1.05
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.40	743	.86	.86	1.31
12/31/2019	12.57	.27	.69	.96	(.26)	(.18)	(.44)	13.09	7.70	633	.89	.89	2.06
Class R-4:
12/31/2023	11.38	.42	.10	.52	(.41)	—	(.41)	11.49	4.73	510	.58	.58	3.76
12/31/2022	13.39	.31	(1.99)	(1.68)	(.31)	(.02)	(.33)	11.38	(12.67)	476	.57	.57	2.55
12/31/2021	13.79	.18	(.31)	(.13)	(.19)	(.08)	(.27)	13.39	(.94)	588	.54	.54	1.35
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.73	688	.55	.55	1.61
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.03	567	.59	.59	2.37
Class R-5E:
12/31/2023	11.38	.45	.10	.55	(.44)	—	(.44)	11.49	4.94	183	.39	.39	3.98
12/31/2022	13.39	.33	(1.99)	(1.66)	(.33)	(.02)	(.35)	11.38	(12.50)	150	.37	.37	2.77
12/31/2021	13.79	.21	(.31)	(.10)	(.22)	(.08)	(.30)	13.39	(.75)	160	.34	.34	1.60
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.95	88	.35	.35	1.78
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.25	43	.37	.37	2.53
Class R-5:
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.04	303	.29	.29	4.06
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.40)	283	.27	.27	2.85
12/31/2021	13.79	.22	(.31)	(.09)	(.23)	(.08)	(.31)	13.39	(.65)	373	.25	.25	1.69
12/31/2020	13.09	.26	1.18	1.44	(.30)	(.44)	(.74)	13.79	11.06	192	.26	.26	1.91
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.35	173	.29	.29	2.67
Class R-6:
12/31/2023	11.38	.46	.10	.56	(.45)	—	(.45)	11.49	5.09	16,255	.24	.24	4.11
12/31/2022	13.39	.35	(1.99)	(1.64)	(.35)	(.02)	(.37)	11.38	(12.36)	14,744	.22	.22	2.93
12/31/2021	13.79	.23	(.31)	(.08)	(.24)	(.08)	(.32)	13.39	(.60)	15,035	.20	.20	1.71
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.11	13,449	.21	.21	1.95
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	10,434	.24	.24	2.72

Refer to the end of the table for footnotes.

100	The Bond Fund of America

Financial highlights (continued)

	Year ended December 31,
Portfolio turnover rate for all share classes[10,11]	2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	91%	74%	74%	113%	127%
Including mortgage dollar roll transactions	466%	412%	368%	535%	286%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC and/or AFS. During one of the years shown, CRMC waived a portion of investment advisory services fees. In addition, during one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[11]	Refer to Note 5 for more information on mortgage dollar rolls.

Refer to the notes to financial statements.

The Bond Fund of America	101

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of The Bond Fund of America:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of The Bond Fund of America (the “Fund”), including the investment portfolio, as of December 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Costa Mesa, California
February 12, 2024

We have served as the auditor of one or more American Funds investment companies since 1956.

102	The Bond Fund of America

The Bond Fund of America

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 002-50700 and 1933 Act No. 811-02444)

(a)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 61 filed 2/28/11); and Amended and Restated Agreement and Declaration of Trust dated 9/13/17 – previously filed (see P/E Amendment No. 83 filed 2/28/18)

(b)	By-laws – Amended and Restated By-laws effective 8/29/18 – previously filed (see P/E Amendment No. 85 filed 2/28/19)

(c)	Instruments Defining Rights of Security Holders – None

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 5/1/21 – previously filed (see P/E Amendment No. 91 filed 2/28/22)

(e)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement dated 5/1/21 – previously filed (see P/E Amendment No. 91 filed 2/28/22)Form of Selling Group Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); Form of Bank/Trust Company Selling Group Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 83 filed 2/28/18); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 83 filed 2/28/18)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/20 – previously filed (see P/E Amendment No. 87 filed 2/28/20)

(g)	Custodian Agreements –Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 54 filed 2/28/07); and Form of Amendment to Global Custody Agreement effective 7/1/15 – previously filed (see P/E Amendment No. 73 filed 10/30/15)

(h)	Other Material Contracts – Amended and Restated Administrative Services Agreement dated 10/30/20 – previously filed (see P/E Amendment 90 filed 2/26/21); Form of Indemnification Agreement – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 61 filed 2/28/11); Form of Fund of Funds Investment Agreement – American Funds (Rule 12d1-4) – previously filed (see P/E Amendment No. 91 filed 2/28/22); Form of Fund of Funds Investment Agreement – American Funds/American Funds Insurance Series (Rule 12d1-4) – previously filed (see P/E Amendment No. 91 filed 2/28/22); Form of Agreement and Plan of Reorganization and Liquidation – previously filed (see Pre-Effective Amendment No. 2 to form N-14 filed

8/5/22); and Amended and Restated Shareholder Services Agreement dated 1/1/23 – previously filed (see P/E Amendment No. 92 filed 2/28/23)

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 61 filed 2/28/11; P/E Amendment No. 69 filed 8/28/14; P/E Amendment No. 73 filed 10/30/15; P/E Amendment No. 77 filed 12/29/16; P/E Amendment 81 filed 4/6/17; and P/E Amendment No. 89 filed 10/29/20)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted Financial Statements - none

(l)	Initial Capital Agreements – previously filed in paper

(m)	Rule 12b-1 Plan – Amended and Restated Plans of Distribution for Class A, C, T, F-1, 529-A, 529-C, 529-E, 529-T, 529-F-1, R-1, R-2, R-2E, R-3 and R-4 shares dated 5/1/21 – previously filed (see P/E Amendment No. 91 filed 2/28/22)

(n)	Rule 18f-3 Plan – Amended and Restated Multiple Class Plan effective 1/1/21 – previously filed (see P/E Amendment No. 90 filed 2/26/21)

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated September 2023; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)                American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Core Balanced ETF, Capital Group Core Equity ETF, Capital Group Dividend Growers ETF, Capital Group Dividend Value ETF, Capital Group Fixed Income ETF Trust, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Equity ETF, Capital Group International Focus Equity ETF, Capital Group Private Client Services Funds, Capital Group Short Duration Municipal Income ETF, Capital Group U.S. Equity Fund, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America,

Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
SNO	David A. Ajluni	Regional Vice President	None
LAO	C. Thomas Akin II	Senior Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Luis F. Arocha	Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Vice President	None
LAO	Andrew Z. Bates	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Senior Vice President	None
LAO	Bethann Beiermeister	Regional Vice President	None
LAO	Jeb M. Bent	Vice President	None
LAO	Matthew D. Benton	Senior Vice President	None

LAO	Jerry R. Berg	Senior Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Regional Vice President	None
SNO	Nasaly Blake	Assistant Vice President	None
DCO	Bryan K. Blankenship	Senior Vice President	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jon T. Boldt	Regional Vice President	None
LAO	Ainsley J. Borel	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Senior Vice President	None
LAO	William P. Brady	Senior Vice President	None
IND	Paul J. Brewer	Assistant Vice President	None
LAO	William G. Bridge	Senior Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Senior Vice President	None
LAO	Elizabeth S. Brownlow	Vice President	None
LAO	Gary D. Bryce	Senior Vice President	None
NYO	Melissa Buccilli	Senior Vice President	None
SNO	Dylan J. Burdick	Regional Vice President	None
IND	Jennifer L. Butler	Assistant Vice President	None

LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Regional Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
SNO	Antonio G. Capobianco	Regional Vice President	None
LAO	Kevin J. Carevic	Vice President	None
LAO	Jason S. Carlough	Senior Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	David C. Carson, Jr.	Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None
LAO	Christopher M. Cefalo	Vice President	None
IND	Alexzania N. Chambers	Assistant Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Si J. Chen	Assistant Vice President	None
LAO	Daniel A. Chodosch	Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter J. Chong	Assistant Vice President	None
LAO	Andrew T. Christos	Vice President	None
LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None

LAO	Jamie A. Claypool	Senior Vice President	None
LAO	Scott R. Clodfelter	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kyle R. Coffey	Regional Vice President	None
NYO	Jayme E. Colosimo	Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None
SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Greggory J. Cowan	Regional Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Senior Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Alexandria B. Davis	Regional Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Senior Vice President	None
LAO	Shehan N. De Silva	Assistant Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None
LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Maddi L. Dessner	Director and Senior Vice President	None
LAO	James G. DiGiuseppe	Senior Vice President	None

LAO	Alexander J. Diorio	Vice President	None
LAO	Mario P. DiVito	Senior Vice President	None
IND	Marah E. Doan	Assistant Vice President	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Senior Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
LAO	Sean P. Durkin	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Senior Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Shirley Ecklund	Senior Vice President	None
LAO	Damian Eckstein	Senior Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
LAO	John A. Erickson	Regional Vice President	None
LAO	Riley O. Etheridge, Jr.	Senior Vice President	None
LAO	Bryan R. Favilla	Senior Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Senior Vice President	None
LAO	Brandon J. Fetta	Vice President	None
LAO	John P. Finneran III	Regional Vice President	None
LAO	Layne M. Finnerty	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None

LAO	David R. Ford	Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Rusty A. Frauhiger	Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Jignesh D. Gandhi	Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Vice President	None
LAO	Brian K. Geiger	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Senior Vice President	None
LAO	Pamela A. Gillett	Vice President	None
LAO	William F. Gilmartin	Vice President	None
IND	Brenda L. Goeken	Assistant Vice President	None
LAO	Kathleen D. Golden	Regional Vice President	None
NYO	Joshua H. Gordon	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Assistant Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None

IRV	Steven Guida	Senior Vice President and Director	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ryan A. Gundrum	Assistant Vice President	None
SNO	Lori L. Guy	Vice President	None
LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Janna C. Hahn	Senior Vice President	None
LAO	Philip E. Haning	Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Brandon S. Hansen	Vice President	None
LAO	Julie O. Hansen	Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Craig W. Hartigan	Senior Vice President	None
LAO	Alan M. Heaton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Senior Vice President	None
LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Senior Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None
LAO	Dennis L. Hooper	Regional Vice President	None
IND	Ryan D. Hoover	Regional Vice President	None
LAO	Jessica K. Hooyenga	Vice President	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Senior Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Michael S. Hukriede	Regional Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None

LAO	Christa M. Iacono	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	Asad K. Jamil	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Vice President	None
CHO	Allison S. Johnston	Assistant vice President	None
LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Vice President	None
LAO	David G. Jordt	Vice President	None
LAO	Michael Kamell	Senior Vice President	None
LAO	Eric J. Kamin	Regional Vice President	None
LAO	Wassan M. Kasey	Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Senior Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Eric M. Kirkman	Vice President	None
LAO	Kelsei Q. Kirland	Assistant Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Andrew M. Kruger	Regional Vice President	None

SNO	David D. Kuncho	Vice President	None
LAO	Jialing Lang	Assistant Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark G. LaRoque	Senior Vice President	None
SNO	Theodore J. Larsen	Assistant Vice President	None
LAO	Andrew P. Laskowski	Senior Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
LAO	Clay M. Leveritt	Vice President	None
LAO	Emily R. Liao	Senior Vice President	None
LAO	Lorin E. Liesy	Senior Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None
IND	Justin L. Linder	Assistant Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
SNO	Adam C. Lozano	Assistant Vice President	None
LAO	Omar J. Love	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Eric S. Luchene	Regional Vice President	None
LAO	Dillon W. Lull	Regional Vice President	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joe P. Lynch	Regional Vice President	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brandon Y. Ma	Regional Vice President	None
LAO	Peter K. Maddox	Senior Vice President	None
IND	Tyler J. Magie	Assistant Vice President	None
LAO	James M. Maher	Senior Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Senior Vice President	None

LAO	Usma A. Malik	Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Arran M. Maran	Regional Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
LAO	Kristan N. Martin	Regional Vice President	None
CHO	James M. Mathenge	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stephen B. May	Vice President	None
LAO	Barnabas T. Mbigha	Senior Vice President	None
IND	Joseph A. McAdams	Assistant Vice President	None
IND	Patrick A. McCoy	Assistant Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None
LAO	Ross M. McDonald	Senior Vice President	None
LAO	Jennifer L. McGrath	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None
LAO	Paulino Medina	Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None
LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Jeremy A. Miller	Regional Vice President	None
LAO	Lauren D. Miller	Assistant Vice President	None

LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
SNO	Christopher Moore	Assistant Vice President	None
IND	Jonathan L. Moran	Regional Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stanley Moy	Assistant Vice President	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Regional Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Senior Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Gregory H. Ortman	Vice President, Capital Group Institutional Investment Services Division	None

LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Senior Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
NYO	Christine M. Papa	Assistant Vice President	None
LAO	Sujata H. Parikh	Senior Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
SNO	Sejal U. Penkar	Regional Vice President	None
LAO	Harry A. Phinney	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Anthony J. Picerni	Regional Vice President	None
LAO	Keith A. Piken	Director	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Chloe E. Pollara	Assistant Vice President	None
LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Vice President	None
LAOW	Colyar W. Pridgen	Vice President	None

LAO	Michelle L. Pullen	Vice President	None
LAO	Victoria M. Quach	Assistant Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None
LAO	Michael R. Quinn	Senior Vice President	None
LAO	Mary K. Radloff	Regional Vice President	None
LAO	Ryan E. Radtke	Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Vice President	None
LAO	Michael D. Reynaert	Vice President	None
LAO	Adnane Rhazzal	Regional Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
SNO	Stephanie A. Robichaud	Vice President	None
LAO	Jeffrey J. Robinson	Senior Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None
LAO	Jennifer R. Rocci	Regional Vice President	None
LAO	Bethany M. Rodenhuis	Senior Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
LAO	Leah O. Ryan	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None

SNO	Richard R. Salinas	Vice President	None
LAOW	Erica Salvay	Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Raj S. Sarai	Vice President	None
LAO	David E. Saunders II	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
IND	Broderic C. Schoen	Assistant Vice President	None
LAO	Jackson T. Schuette	Regional Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	William H. Sherrard III	Regional Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Kelly S. Simon	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAOW	Anmol Sinha	Senior Vice President	None
SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
CHO	Jason C. Smith	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
LAO	Stephanie L. Smolka	Regional Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Regional Vice President	None

LAO	Alexander T. Sotiriou	Vice President	None
LAO	Steven J. Sperry	Assistant Vice President	None
LAO	Margaret V. Steinbach	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Vice President	None
LAO	Valerie B. Stringer	Vice President	None
LAO	John R. Sulzicki	Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Senior Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Mark D. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Senior Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Senior Vice President	None
LAO	Michael J. Triessl	Director	None
CHO	Polina S. Tsybrovska	Assistant Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None
LAO	Kate M. Turner	Regional Vice President	None
SNO	Corey W. Tyson	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Patrick D. Vance	Senior Vice President	None

LAO	Veronica Vasquez	Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None
LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Julie A. Vogel	Vice President	None
LAO	Jon N. Wainman	Vice President	None
ATO	Jason C. Wallace	Senior Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Justin N. Wang	Regional Vice President	None
IND	Andrew D. Waters	Assistant Vice President	None
IND	Kristen M. Weaver	Vice President	None
LAO	Timothy S. Wei	Assistant Vice President	None
SNO	Gordon S. Wells	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Gregory D. Williams II	Assistant Vice President	None
LAO	Ashley L. Wilson	Regional Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Regional Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None

IND	Benjamin T. Wooden	Regional Vice President	None
IND	Matthew A. Wooten	Assistant Vice President	None
SNO	Thomas O. Yager	Assistant Vice President	None
LAO	Elizabeth D. Yakes	Assistant Vice President	None
NYO	Mila I. Yankova	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Lauren E. Zappia	Regional Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
IND	Ellen M. Zawacki	Vice President	None
LAO	Connie R. Zeender	Regional Vice President	None
LAO	Heidi H. Zhang	Assistant Vice President	None
NYO	Tanya Zolotarevskiy	Vice President, Capital Group Institutional Investment Services Division	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market Street, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 26th day of February, 2024.

THE BOND FUND OF AMERICA

By: /s/ Kristine M. Nishiyama

(Kristine M. Nishiyama, Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 26, 2024, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Kristine M. Nishiyama	Principal Executive Officer
(Kristine M. Nishiyama)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Becky L. Park	Treasurer
(Becky L. Park)

(3)	Trustees:
	Francisco G. Cigarroa*	Trustee
	Nariman Farvardin*	Trustee
	Jennifer C. Feikin*	Trustee
	Michael C. Gitlin*	Trustee
	Leslie Stone Heisz*	Trustee
	Mary Davis Holt*	Trustee
	Merit E. Janow*	Trustee
	Margaret Spellings*	Chair of the Board (Independent and Non-Executive)
	Alexandra Trower*	Trustee
	Paul S. Williams*	Trustee
	Karl J. Zeile*	Trustee

*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Charlene H. Kim

(Charlene H. Kim, Counsel)

POWER OF ATTORNEY

I, Francisco G. Cigarroa, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Antonio, TX, on January 1, 2023.

(City, State)

/s/ Francisco G. Cigarroa

Francisco G. Cigarroa, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Hoboken, NJ, on January 1, 2023.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, Jennifer C. Feikin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Park City, UT, on July 20, 2023.

(City, State)

/s/ Jennifer C. Feikin

Jennifer C. Feikin, Board member

POWER OF ATTORNEY

I, Michael C. Gitlin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2023.

(City, State)

/s/ Michael C. Gitlin

Michael C. Gitlin, Board member

POWER OF ATTORNEY

I, Leslie Stone Heisz, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Newport Beach, CA, on July 20, 2023.

(City, State)

/s/ Leslie Stone Heisz

Leslie Stone Heisz, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2023.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds International Vantage Fund (Fund No. 333-233374, File No. 811-23467)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York, NY, on January 1, 2023.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2023.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Alexandra Trower, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at New York City, NY, on January 1, 2023.

(City, State)

/s/ Alexandra Trower

Alexandra Trower, Board member

POWER OF ATTORNEY

I, Paul S. Williams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Chicago, IL, on January 1, 2023.

(City, State)

/s/ Paul S. Williams

Paul S. Williams, Board member

POWER OF ATTORNEY

I, Karl J. Zeile, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler

Jane Y. Chung

Susan K. Countess

Steven I. Koszalka

Julie E. Lawton

Melissa B. Leyva

Timothy W. McHale

Marilyn Paramo

Lovelyn C. Sims

Michael W. Stockton

Courtney R. Taylor

Michael R. Tom

Sandra Chuon Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on January 1, 2023.

(City, State)

/s/ Karl J. Zeile

Karl J. Zeile, Board member